      As filed with the Securities and Exchange Commission on December 15, 2000
                                            Registration No. 33-00488/811-04416

                          ============================

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                                                           /X/

                         POST-EFFECTIVE AMENDMENT NO. 54
                                                                           /X/

                                       and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                                                           /X/

                                Amendment No. 53
                                                                           /X/
                  Armada Funds (formerly known as "NCC Funds")
               (Exact Name of Registrant as Specified in Charter)

                            One Freedom Valley Drive
                            Oaks, Pennsylvania, 19456
                    (Address of Principal Executive Offices)

                         Registrant's Telephone Number:
                                 1-800-622-FUND

                          W. Bruce McConnel, III, Esq.
                           DRINKER BIDDLE & REATH LLP
                                One Logan Square
                             18th and Cherry Streets
                      Philadelphia, Pennsylvania 19103-6996
                     (Name and Address of Agent for Service)

                                    Copy to:
                             Thomas F. Harvey, Esq.
                               National City Bank
                              National City Center
                                  P.O. Box 5756
                           Cleveland, Ohio 44101-0756

It is proposed that this filing will become effective (check appropriate box):

         [ ] Immediately upon filing pursuant to paragraph (b)

         [ ] 60 days after filing pursuant to paragraph (a)(1)

         [ ] 75 days after filing pursuant to paragraph (a)(2)

         [ ] on (date) pursuant to paragraph (b)

         [X] on March 1, 2001 pursuant to paragraph (a)(1)

         [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

         [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                  ===========

The Title of Securities Being Registered . . . . Class NN, Class NN-Special
Series 1, Class NN-Special Series 2, Class NN-Special Series 3, Class OO, Class OO-Special Series 1, Class OO-Special Series 2 and Class OO-Special Series 3 Shares of beneficial interest

                                  ARMADA FUNDS

                  CLASS A, CLASS B, CLASS C AND CLASS I SHARES

                                   PROSPECTUS
                                  MARCH 1, 2001

                        ARMADA AGGRESSIVE ALLOCATION FUND
                       ARMADA CONSERVATIVE ALLOCATION FUND

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
                     TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               INVESTMENT ADVISER
                   NATIONAL CITY INVESTMENT MANAGEMENT COMPANY

                              ABOUT THIS PROSPECTUS

Armada Funds (the Trust) is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information that you should know about the Class A, Class B, Class C and Class I Shares of the Aggressive Allocation and Conservative Allocation Funds before investing. The Trust offers 28 additional funds including equity, fixed income, balanced, tax free bond and money market funds in separate prospectuses. To view these prospectuses or obtain more information on Armada Funds visit us on-line at www.armadafunds.com or call 1-800-622-FUND (3863). Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:

                                                                            PAGE

       ARMADA AGGRESSIVE ALLOCATION FUND.....................................XXX
       ARMADA CONSERVATIVE ALLOCATION FUND...................................XXX
       MORE INFORMATION ABOUT RISK...........................................XXX
       MORE INFORMATION ABOUT FUND INVESTMENTS...............................XXX
       INVESTMENT ADVISER, SUB-ADVISER AND
         INVESTMENT TEAM.....................................................XXX
       PURCHASING, SELLING AND EXCHANGING FUND SHARES........................XXX
       DIVIDENDS AND TAXES...................................................XXX
       FINANCIAL HIGHLIGHTS..................................................XXX

INTRODUCTION

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Fund performance is measured against one or more indices. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Class A, Class B, Class C and Class I Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.

      CLASS A SHARES
      -   FRONT-END SALES CHARGE
      -   LOW 12b-1 FEES
      -   $500 MINIMUM INITIAL INVESTMENT - NO SUBSEQUENT MINIMUM

      CLASS B SHARES
      -   NO FRONT-END SALES CHARGE
      - CONTINGENT DEFERRED SALES CHARGE (BACK-END CHARGE IF YOU REDEEM WITHIN 5 YEARS-DECLINING FROM YEAR TO YEAR)
      -   HIGHER 12b-1 FEES THAN CLASS A
      -   $500 MINIMUM INITIAL INVESTMENT - NO SUBSEQUENT MINIMUM
      -   CONVERTS TO CLASS A SHARES AFTER THE EIGHTH YEAR

      CLASS C SHARES
      -   NO FRONT-END SALES CHARGE
      - CONTINGENT DEFERRED SALES CHARGE (BACK-END CHARGE IF YOU REDEEM WITHIN THE FIRST 18 MONTHS)
      -   HIGHER 12b-1 FEES THAN CLASS A
      -   $500 MINIMUM INITIAL INVESTMENT - NO SUBSEQUENT MINIMUM
      -   DOES NOT CONVERT TO ANY OTHER SHARE CLASS

      CLASS I SHARES
      -   NO SALES CHARGE
      -   NO MINIMUM INITIAL INVESTMENT
      -   ONLY AVAILABLE TO FINANCIAL INSTITUTIONS

THE FUND OF FUNDS STRUCTURE

Each Fund is structured as a "fund of funds," which means that a Fund attempts to implement its investment strategies by investing in other mutual funds ("Underlying Armada Funds"), all of which are managed by National City Investment Management Company (the "Adviser").

Each Fund has its own distinct risk and reward characteristics, investment objectives, policies and strategies. The Adviser constructs and maintains asset allocation strategies for the Funds. The degree to which a Fund is invested in the particular market segments and/or asset classes represented by the Underlying Armada Funds varies, as does the investment risk and reward potential represented by each Fund. Because of the historical lack of correlation between various asset classes, an investment in the Funds may reduce an investor's overall level of volatility. As a result, an asset allocation strategy may reduce risk.

In managing the Funds, the Adviser focuses on three key principles: asset allocation, portfolio structure, and continuous Fund management. Asset allocation across appropriate asset classes (I.E. the Underlying Armada Funds) is the central theme of Armada's investment philosophy. The Adviser seeks to reduce risk by investing in Underlying Armada Funds that are diversified within each asset class. Finally, the Adviser regularly rebalances to ensure that the appropriate mix of assets is constantly in place.

Each Fund reserves the ability to convert from the fund of funds structure in the future and to invest directly in the types of securities in which the Underlying Armada Funds invest. Shareholders will be notified in advance before the structure of a Fund is changed.

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund has its own investment goal and strategies for reaching that goal. The investment managers invest Fund assets in the Underlying Armada Funds in a way that they believe will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.

No matter how good a job an investment manager does, you could lose money on your investment in a Fund, just as you could with other investments.

An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any government agency.

The value of your investment in a Fund is based primarily on the market prices of the securities that the Underlying Armada Funds hold. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities an Underlying Armada Fund owns and the markets in which they trade. The effect on an Underlying Armada Fund of a change in the value of a single security will depend on how widely the Underlying Armada Fund diversifies its holdings.

ARMADA AGGRESSIVE ALLOCATION FUND

FUND SUMMARY

INVESTMENT GOAL                                   Capital appreciation with current income as a secondary
                                                  objective

INVESTMENT FOCUS                                  A combination of Underlying Armada Funds that invest in
                                                  equity securities and fixed income securities

SHARE PRICE VOLATILITY                            Medium
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY                     Investing in a combination of
                                                  Underlying Armada Funds that,
                                                  in turn, invest primarily in
                                                  U.S. and foreign equity securities
                                                  and, to a lesser extent, in
                                                  investment grade fixed income
                                                  securities - and cash
                                                  equivalents

INVESTOR PROFILE                                  Investors seeking capital growth with the potential for
                                                  above-average total returns (as gauged by the returns of the
                                                  S&P 500 Composite Index), who are willing to accept the
                                                  risks of investing in a fund that may allocate a high
                                                  percentage of its assets in Underlying Armada Funds that
                                                  focus their investments in equity securities

PRINCIPAL INVESTMENT STRATEGIES

The Armada Aggressive Allocation Fund's investment objective is to provide capital appreciation with current income as a secondary objective. The investment objective may be changed without a shareholder vote.

The Fund invests in Underlying Armada Funds in accordance with weightings determined by the Adviser. The Underlying Armada Funds invest directly in equity and fixed income securities in accordance with their own investment policies and strategies.

The Fund intends to invest 60% to 90% of its net assets in shares of Underlying Armada Funds that invest primarily in equity securities (Armada International Equity, Armada Large Cap Ultra, Armada Large Cap Value, Armada Small Cap Growth and Armada Small Cap Value Funds), 10% to 40% of its net assets in shares of Underlying Armada Funds that invest primarily in fixed income securities (Armada Bond and Armada Intermediate Bond Funds) and 0% to 20% of its net assets in shares of the Armada Money Market Fund. The Fund normally intends to invest exclusively in shares of Underlying Armada Funds, but may from time to time also invest directly in U.S. government securities and short-term money market instruments. The particular Underlying Armada Funds in which the Fund allocates its investments may be changed in the Adviser's discretion. Please see pages 24-27 for a fuller description of each Underlying Armada Fund.

PRINCIPAL RISKS OF INVESTING

The value of an investment in the Fund is based on the performance of the Underlying Armada Funds and allocation of the Fund's assets among them. Since some Underlying Armada Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. In addition, some Underlying Armada Funds' fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that the Adviser's decisions regarding asset classes and selection of Underlying Armada Funds will not anticipate market trends successfully. For example, weighting Underlying Armada Funds that invest in common stocks too heavily during a stock market decline may result in a loss. Conversely, investing too heavily in Underlying Armada Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return.

Investing in Underlying Armada Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying Armada Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

An investment in Underlying Armada Funds that invest in fixed income securities and money market instruments is subject to interest rate risk, which is the possibility that the Underlying Armada Fund's yield will decline due to falling interest rates.

Although an Underlying Armada Fund's investments in U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies and instrumentalities are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. An Underlying Armada Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities. This risk also exists for other asset-backed securities, although generally to a lesser degree.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Underlying Armada Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Underlying Armada Fund will suffer from the inability to invest in higher yielding securities.

In managing the Fund, the Adviser has the authority to select and substitute Underlying Armada Funds. The Adviser is subject to conflicts of interest in allocating Fund assets among the various Underlying Armada Funds both because the fees payable to the Adviser by some Underlying Armada Funds are higher than fees payable by other Underlying Armada Funds and because the Adviser is also responsible for managing the Underlying Armada Funds. The Trustees and officers of the Trust may also have conflicting interests in fulfilling their fiduciary duties to both the Fund and the Underlying Armada Funds.

You may invest in the Underlying Armada Funds directly. By investing in the Underlying Armada Funds indirectly through a Fund, you will incur not only a proportionate share of the Underlying Armada Funds held by the Fund, but also expenses of the Fund.

PERFORMANCE INFORMATION

There is no performance information for Class A, Class B, Class C and Class I Shares because none had commenced operations prior to the date of this prospectus.

FUND FEES AND EXPENSES
See page 12 for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ARMADA CONSERVATIVE ALLOCATION FUND

FUND SUMMARY

INVESTMENT GOAL                                   Current income and moderate capital appreciation
                                                  consistent with the preservation of capital

INVESTMENT FOCUS                                  A combination of Underlying Armada Funds that invest in
                                                  fixed income securities and equity securities

SHARE PRICE VOLATILITY                            Low
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY                     Investing in a combination of Underlying Armada Funds
                                                  that, in turn, invest primarily in investment-grade
                                                  fixed income securities and, to a lesser extent, in U.S.
                                                  and foreign equity securities and cash equivalents

INVESTOR PROFILE                                  Investors seeking current income with the potential for
                                                  above-average total returns (as gauged by the returns of the
                                                  Lehman Aggregate Bond Index), who are willing to accept
                                                  the risks of investing in a fund that may allocate a high
                                                  percentage of its assets in Underlying Armada Funds that
                                                  focus their investments in fixed income securities

PRINCIPAL INVESTMENT STRATEGIES

The Armada Conservative Allocation Fund's investment objective is to provide current income and moderate capital appreciation consistent with the preservation of capital. The investment objective may be changed without a shareholder vote.

The Fund invests in Underlying Armada Funds in accordance with weightings determined by the Adviser. The Underlying Armada Funds invest directly in fixed income and equity securities in accordance with their own investment policies and strategies.

The Fund intends to invest 50% to 80% of its net assets in shares of Underlying Armada Funds that invest primarily in fixed income securities (Armada Bond and Armada Intermediate Bond Funds), 20% to 50% of its net assets in shares of Underlying Armada Funds that invest primarily in equity securities (Armada International Equity, Armada Large Cap Ultra, Armada Large Cap Value, Armada Small Cap Growth and Armada Small Cap Value Funds), and 0% to 20% of its net assets in shares of the Armada Money Market Fund. The Fund normally intends to invest exclusively in shares of Underlying Armada Funds, but may from time to time also invest directly in U.S. government securities and short-term money market instruments. The particular Underlying Armada Funds in which the Fund allocates its investments may be changed in the Adviser's discretion. Please see pages 24-27 for a fuller description of each Underlying Armada Fund.

PRINCIPAL RISKS OF INVESTING

The value of an investment in the Fund is based on the performance of the Underlying Armada Funds and allocation of the Fund's assets among them. The prices of an Underlying Armada Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. Since some Underlying Armada Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that the Adviser's decisions regarding asset classes and selection of Underlying Armada Funds will not anticipate market trends successfully. For example, weighting Underlying Armada Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying Armada Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return.

Investing in Underlying Armada Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying Armada Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

An investment in Underlying Armada Funds that invest in fixed income securities and money market instruments is subject to interest rate risk, which is the possibility that the Underlying Armada Fund's yield will decline due to falling interest rates.

Although an Underlying Armada Fund's investments in U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies and instrumentalities are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. An Underlying Armada Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities. This risk also exists for other asset-backed securities, although generally to a lesser degree.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Underlying Armada Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Underlying Armada Fund will suffer from the inability to invest in higher yielding securities.

In managing the Fund, the Adviser has the authority to select and substitute Underlying Armada Funds. The Adviser is subject to conflicts of interest in allocating Fund assets among the various Underlying Armada Funds both because the fees payable to the Adviser by some Underlying Armada Funds are higher than fees payable by other Underlying Armada Funds and because the Adviser is also responsible for managing the Underlying Armada Funds. The Trustees and officers of the Trust may also have conflicting interests in fulfilling their fiduciary duties to both the Fund and the Underlying Armada Funds.

You may invest in the Underlying Armada Funds directly. By investing in the Underlying Armada Funds indirectly through a Fund, you will incur not only a proportionate share of the Underlying Armada Funds held by the Fund, but also expenses of the Fund.

PERFORMANCE INFORMATION

There is no performance information for Class A, Class B, Class C and Class I Shares because it had not commenced operations prior to the date of this prospectus.

FUND FEES AND EXPENSES

See page 12 for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

FUND FEES AND EXPENSES OF THE AGGRESSIVE ALLOCATION AND CONSERVATIVE ALLOCATION FUNDS

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

AGGRESSIVE ALLOCATION FUND                                                        CLASS A       CLASS B        CLASS C     CLASS I
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of
   offering price)(1)                                                              5.50%          None          None         None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)           None        5.00%(2)      1.00%(3)       None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other
   Distributions (as a percentage of offering price)                                None          None          None         None
Redemption Fee (as a percentage of amount redeemed, if applicable)                  None          None          None         None
Exchange Fee                                                                        None          None          None         None

CONSERVATIVE ALLOCATION FUND                                                      CLASS A       CLASS B        CLASS C     CLASS I
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of
   offering price)(1)                                                              5.50%          None          None         None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)           None        5.00%(2)      1.00%(3)       None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other
   Distributions (as a percentage of offering price)                                None          None          None         None
Redemption Fee (as a percentage of amount redeemed, if applicable)                  None          None          None         None
Exchange Fee                                                                        None          None          None         None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

AGGRESSIVE ALLOCATION FUND                            CLASS A            CLASS B             CLASS C             CLASS I
------------------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                               0.25%              0.25%               0.25%               0.25%
Distribution and Service (12b-1) Fees                  0.10%              0.90%               0.90%               0.10%
Shareholder Servicing Fees (4)                         0.25%               ---                 ---                0.00%
Other Expenses (5)                                     0.43%              0.43%               0.43%               0.43%
                                                      --------           --------            --------           --------
Total Annual Fund Operating Expenses(6)(7)             1.03%              1.58%               1.58%              0.78%
------------------------------------------------------------------------------------------------------------------------------

CONSERVATIVE ALLOCATION FUND                          CLASS A            CLASS B             CLASS C             CLASS I
------------------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                               0.25%              0.25%               0.25%               0.25%
Distribution and Service (12b-1) Fees                  0.10%              0.90%               0.90%               0.10%
Shareholder Servicing Fees (4)                         0.25%               ---                 ---                0.00%
Other Expenses (5)                                     0.43%              0.43%               0.43%               0.43%
                                                      --------           --------            --------           --------
Total Annual Fund Operating Expenses(6)(7)             1.03%              1.58%               1.58%               0.78%
------------------------------------------------------------------------------------------------------------------------------

(1) This sales charge varies depending upon how much you invest. See "Sales Charges."

(2) This amount applies to redemptions during the first and second years. The deferred sales charge decreases to 4.0%, 3.0% and 2.0% for redemptions made during the third through fifth years, respectively. No deferred sales charge is charged after the fifth year. For more information see "Contingent Deferred Sales Charges."

(3) A contingent deferred sales charge is charged only with respect to Class C Shares redeemed prior to eighteen months from the date of purchase.

(4) The Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own Class A, Class B and Class C Shares. Shareholder Servicing Fees paid by Class B and Class C Shares are included in Distribution and Service (12b-1) Fees and reflect payment of up to 0.25% (on an annualized basis) of the net asset value of such Class B and Class C Shares. For further information concerning these plans, see "Shareholder Services Plans" in the Statement of Additional Information.

(5) Other expenses for the Funds are based on estimated amounts for the current fiscal year.

(6) The Adviser (with respect to each Class of Shares) and Distributor (with respect to Class A and Class I Shares) expect to waive fees for the Funds so that total operating expenses for the current fiscal year are expected to be:

                                         Class A    Class B    Class C   Class I
Armada Aggressive Allocation Fund         0.73%      1.33%      1.33%     0.48%
Armada Conservative Allocation Fund       0.73%      1.33%      1.33%     0.48%

These fee waivers are in effect as of the date of this prospectus, but the Adviser and/or Distributor may discontinue all or part of these waivers at any time.

(7) Because the Funds invest in other mutual funds, your investment in a Fund is also indirectly subject to the operating expenses of those mutual funds. Such expenses have typically ranged from 0.56% to 1.49% for Class I Shares, which is the only class of shares of the Underlying Armada Funds in which the Funds invest. The above table does not reflect these indirect expenses.

For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Team" and "Distribution of Fund Shares."

EXAMPLE

These Examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in a Fund for the time periods indicated and that you sell your shares at the end of the period.

The Examples also assume that each year your investment has a 5% return, Fund expenses remain the same and your Class B Shares convert to Class A Shares after eight years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in a Fund would be:

                                           1 YEAR              3 YEARS
--------------------------------------------------------------------------------
AGGRESSIVE  ALLOCATION FUND
   Class A Shares                          $649                $860
   Class B Shares(1)                       $661                $899
   Class B Shares(2)                       $161                $499
   Class C Shares(1)                       $261                $499
   Class C Shares(2)                       $161                $499
   Class I Shares                          $80                 $249


                                           1 YEAR              3 YEARS
--------------------------------------------------------------------------------
Conservative Allocation Fund
   Class A Shares                          $649                $860
   Class B Shares(1)                       $661                $899
   Class B Shares(2)                       $161                $499
   Class C Shares(1)                       $261                $499
   Class C Shares(2)                       $161                $499
   Class I Shares                          $80                 $249

(1) If you sell your shares at the end of the period.
(2) If you do not sell your shares at the end of the period.

MORE INFORMATION ABOUT RISK

The following pages provide additional information about the risks of the particular investments of the Underlying Armada Funds. Because each Fund invests in the Underlying Armada Funds, your investment, indirectly, may be subject to these risks.

EQUITY RISK -- Equity securities include public and           Armada International Equity Fund
privately issued equity securities, common and                Armada Large Cap Ultra Fund
preferred stocks, warrants, rights to subscribe to            Armada Large Cap Value Fund
common stock and convertible securities, as well as           Armada Small Cap Growth Fund
instruments that attempt to track the price movement          Armada Small Cap Value Fund
of equity indices.  Investments in equity securities and
equity derivatives in general are subject to market
risks that may cause their prices to fluctuate over time.
The value of securities convertible into equity
securities, such as warrants or convertible debt, is also
affected by prevailing interest rates, the credit quality
of the issuer and any call provision.  Fluctuations in the
value of equity securities in which a mutual fund invests
will cause a fund's net asset value to fluctuate.  An
investment in a portfolio of equity securities may be
more suitable for long-term investors who can bear
the risk of these share price fluctuations.


         CONVERTIBLE SECURITIES RISK -- Convertible           Armada International Equity Fund
         securities have characteristics of both fixed        Armada Large Cap Ultra Fund
         income and equity securities.  The value of the      Armada Large Cap Value Fund
         convertible security tends to move with the market
         value of the underlying stock, but may also be
         affected by interest rates, credit quality of the
         issuer and any call provisions.

FIXED INCOME RISK -- The market value of fixed income         Armada Bond Fund
investments change in response to interest rate changes       Armada Intermediate Bond Fund
and other factors. During periods of falling interest         Armada Money Market Fund
rates, the values of outstanding fixed income securities
generally rise. Moreover, while securities with longer
maturities tend to produce higher yields, the prices of
longer maturity securities are also subject to greater
market fluctuations as a result of changes in interest
rates. In addition to these fundamental risks, different
types of fixed income securities may be subject to the
following additional risks:

         CALL RISK -- During periods of falling interest      Armada Bond Fund
         rates, certain debt obligations with high            Armada Intermediate Bond Fund
         interest rates may be prepaid (or "called")
         by the issuer prior to maturity. This
         may cause a Fund's average weighted
         maturity to fluctuate, and may require a
         Fund to invest the resulting proceeds at lower
         interest rates.

         CREDIT RISK -- The possibility that an issuer        Armada Bond Fund
         will be unable to make timely payments of            Armada Intermediate Bond Fund
         either principal or interest.                        Armada Money Market Fund

         EVENT RISK -- Securities may suffer declines         Armada Bond Fund
         in credit quality and market value due to issuer     Armada Intermediate Bond Fund
         restructurings or other factors. This risk           Armada Money Market Fund
         should be reduced because of the diversification
         provided by the Fund's multiple holdings.

ASSET-BACKED SECURITIES RISK -- Asset-backed securities       Armada Bond Fund
are fixed income securities representing an interest in       Armada Intermediate Bond Fund
a pool of shorter-term loans such as automobile loans,
home equity loans, equipment or computer leases or credit
card receivables. The payments from the loans are passed
through to the security holder. The loans underlying
asset-backed securities tend to have prepayment rates that
do not vary with interest rates. In addition, the short-term nature of the loans reduces the impact of any change in
prepayment level. However, it is possible that prepayments
will alter the cash flow on asset-backed securities and it
is not possible to determine in advance the actual final
maturity date or average life. Faster prepayment will
shorten the average life and slower prepayment will lengthen it, affecting the price volatility of the security. However, it is possible to determine what the range of that movement
could be and to calculate the effect that it will have on
the price of the security.

         MORTGAGE-BACKED SECURITIES RISK --                   Armada Bond Fund
         Mortgage-backed securities are fixed income          Armada Intermediate Bond Fund
         securities representing an interest in a pool of
         underlying mortgage loans. They are sensitive to
         changes in interest rates, but may respond to
         these changes differently from other fixed income
         securities due to the possibility of prepayment of
         the underlying mortgage loans. As a result, it may
         not be possible to determine in advance the actual
         maturity date or average life of a mortgage-backed
         security. Rising interest rates tend to discourage
         refinancings, with the result that the average
         life and volatility of the security will increase
         exacerbating its decrease in market price. When
         interest rates fall, however, mortgage-backed
         securities may not gain as much in market value
         because of the expectation of additional mortgage
         prepayments that must be reinvested at lower
         interest rates. Prepayment risk may make it
         difficult to calculate the average maturity of a
         portfolio of mortgage-backed securities and,
         therefore, to assess the volatility risk of that
         portfolio.

FOREIGN SECURITY RISKS -- Investments in securities           Armada International Equity Fund
of foreign companies or governments can be more               Armada Large Cap Ultra Fund
volatile than investments in U.S. companies or                Armada Large Cap Value Fund
governments. Diplomatic, political, or economic               Armada Small Cap Growth Fund
developments, including nationalization or                    Armada Small Cap Value Fund
appropriation, could affect investments in foreign            Armada Intermediate Bond Fund
countries. Foreign securities markets generally have
less trading volume and less liquidity than U.S.
markets. In addition, the value of securities
denominated in foreign currencies, and of dividends
from such securities, can change significantly when
foreign currencies strengthen or weaken relative to
the U.S. dollar. Foreign companies or governments
generally are not subject to uniform accounting,
auditing, and financial reporting standards
comparable to those applicable to domestic U.S.
companies or governments. Transaction costs are
generally higher than those in the U.S. and expenses
for custodial arrangements of foreign securities may
be somewhat greater than typical expenses for
custodial arrangements of similar U.S. securities.
Investment in sovereign debt obligations by certain
Funds involves risks not present in debt obligations
of corporate issuers. The issuer of the debt or the
governmental authorities that control the repayment
of the debt may be unable or unwilling to repay
principal or interest when due in accordance with the
terms of such debt, and a Fund may have limited
recourse to compel payment in the event of a default.
Periods of economic uncertainty may result in
volatility of market prices of sovereign debt, and in
turn a Fund's NAV, to a greater extent than the
volatility inherent in debt obligations of U.S.
issuers. Some foreign governments levy withholding
taxes against dividend and interest income. Although
in some countries a portion of these taxes are
recoverable, the non-recovered portion will reduce
the income received from the securities comprising
the portfolio.

In addition to these risks, certain foreign securities may be subject to the following additional risks factors:

         CURRENCY RISK -- Investments in foreign              Armada International Equity Fund
         securities denominated in foreign currencies         Armada Large Cap Ultra Fund
         involve additional risks, including:                 Armada Large Cap Value Fund
                                                              Armada Small Cap Growth Fund
         -    The value of a Fund's assets measured in        Armada Small Cap Value Fund
              U.S. dollars may be affected by changes in      Armada Intermediate Bond Fund
              currency rates and in exchange control
              regulations.

         -    A Fund may incur substantial costs in
              connection with conversions between various currencies.

         -    A Fund may be unable to hedge against
              possible variations in foreign exchange
              rates or to hedge a specific security
              transaction or portfolio position.

         - Only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets.

         EMERGING MARKETS RISK -- Emerging markets            Armada International Equity Fund
         countries are countries that the World
         Bank or the United Nations considers to be
         emerging or developing. Emerging markets may
         be more likely to experience political
         turmoil or rapid changes in market or
         economic conditions than more developed
         countries. In addition, the financial
         stability of issuers (including governments)
         in emerging market countries may be more
         precarious than in other countries. As a
         result, there will tend to be an increased
         risk of price volatility associated with the
         investments in emerging market countries,
         which may be magnified by currency
         fluctuations relative to the U.S. dollar.

         HEDGING RISK -- Hedging is a strategy                Armada International Equity Fund
         designed to offset investment risks.  Hedging        Armada Large Cap Ultra Fund
         activities include, among other things, the use of   Armada Large Cap Value Fund
         forwards, options and futures.  There are risks      Armada Small Cap Growth Fund
         associated with hedging activities, including:       Armada Small Cap Value Fund
                                                              Armada Bond Fund
                                                              Armada Intermediate Bond Fund

         -    The success of a hedging strategy may
              depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest and currency exchange rates.

         -    There may be an imperfect or no
              correlation between the changes in
              market value of the securities held
              by the Fund or the currencies in
              which those securities are
              denominated and the prices of
              forward contracts, futures and
              options on futures.

         -    There may not be a liquid secondary
              market for a futures contract or
              option.

         -    Trading restrictions or limitations
              may be imposed by an exchange, and
              government regulations may restrict
              trading in currencies, futures
              contracts and options.


         LEVERAGING RISK -- Leveraging activities             Armada International Equity Fund
         include, among other things, borrowing and the       Armada Large Cap Ultra Fund
         use of short sales, options and futures.  There      Armada Large Cap Value Fund
         are risks associated with leveraging activities,     Armada Small Cap Growth Fund
         including:                                           Armada Small Cap Value Fund
                                                              Armada Intermediate Bond Fund
                                                              Armada Money Market Fund
         -    A fund experiencing losses over certain
              ranges in the market that exceed losses
              experienced by a non-leveraged Fund.

         -    There may be an imperfect or no
              correlation between the changes in market value of the securities held by a fund and the prices of futures and options on futures.

         -    Although the funds will only purchase
              exchange-traded futures and options, due to market conditions there may not be a liquid secondary market for a futures contract or option. As a result, the funds may be unable to close out their futures or options contracts at a time which is advantageous.

         - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

In addition, the following leveraged instruments are subject to certain specific risks:

         DERIVATIVES RISK -- The Funds use derivatives to     Armada International Equity Fund
         attempt to achieve their investment objectives,      Armada Large Cap Ultra Fund
         while at the same time maintaining liquidity.        Armada Large Cap Value Fund
         To collateralize (or cover) these derivatives        Armada Small Cap Growth Fund
         transactions, the Funds hold cash or U.S.            Armada Small Cap Value Fund
         government securities.                               Armada Bond Fund
                                                              Armada Intermediate Bond Fund
                                                              Armada Money Market Fund

         FUTURES RISK -- Futures contracts and                 Armada International Equity Fund
         options on futures contracts provide for the          Armada Large Cap Ultra Fund
         future sale by one party and purchase by              Armada Large Cap Value Fund
         another party of a specified amount of a              Armada Small Cap Growth Fund
         specific security at a specified future time and      Armada Small Cap Value Fund
         at a specified price.  An option on a futures         Armada Intermediate Bond Fund
         contract gives the purchaser the right, in
         exchange for a premium, to assume a position
         in a futures contract at a specified exercise
         price during the term of the option.  Index
         futures are futures contracts for various indices
         that are traded on registered securities
         exchanges.

         The Funds may use futures contracts and
         related options for bona fide hedging
         purposes to offset changes in the value of securities held or expected to be acquired.
         They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The
         Funds will only enter into futures contracts traded on a national futures exchange or board of trade.

         OPTIONS RISK -- The buyer of an option               Armada International Equity Fund
         acquires the right to buy (a call option) or         Armada Large Cap Ultra Fund
         sell (a put option) a certain quantity of a          Armada Large Cap Value Fund
         security (the underlying security) or                Armada Small Cap Growth Fund
         instrument at a certain price up to a                Armada Small Cap Value Fund
         specified point in time. The seller or               Armada Bond Fund
         writer of an option is obligated to sell (a
         call option) or buy (a put option) the
         underlying security. When writing (selling)
         call options on securities, a Fund may cover
         its position by owning the underlying
         security on which the option is written or
         by owning a call option on the underlying
         security. Alternatively, a Fund may cover
         its position by maintaining in a segregated
         account cash or liquid securities equal in
         value to the exercise price of the call
         option written by the Fund.

         Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.


         SHORT SALES -- Short sales are transactions          Armada International Equity Fund
         in which a Fund sells a security it does not         Armada Large Cap Ultra Fund
         own. To complete a short sale, a Fund must           Armada Large Cap Value Fund
         borrow the security to deliver to the buyer.         Armada Small Cap Growth Fund
         The Fund is then obligated to replace the            Armada Small Cap Value Fund
         borrowed security by purchasing the security         Armada Intermediate Bond Fund
         at the market price at the time of                   Armada Bond Fund
         replacement. This price may be more or less          Armada Money Market Fund
         than the price at which the security was
         sold by the Fund.

REAL ESTATE INVESTING RISK -- The Fund's investments          Armada Large Cap Value Fund
in the securities of real estate investment trusts            Armada Small Cap Value Fund
(REITs) and companies principally engaged in the real         Armada Intermediate Bond Fund
estate industry may subject the Fund to the risks
associated with the direct ownership of real estate.
Risks commonly associated with the direct ownership
of real estate include fluctuations in the value of
underlying properties and defaults by borrowers or
tenants. In addition to these risks, REITs are
dependent on specialized management skills and some
REITs may have investments in relatively few
properties, or in a small geographic area or a single
type of property. These factors may increase the
volatility of the Fund's investments in REITs.

MORE INFORMATION ABOUT FUND INVESTMENTS

The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic, market, political or other conditions, or for other temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in short-term high quality debt instruments that would not ordinarily be consistent with a Fund's principal investment strategies, which may prevent the Fund from achieving its investment objective. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for achieving a Fund's investment objective. Of course, the Trust cannot guarantee that any Fund will achieve its investment goal.

The Trust has applied for an order from the SEC that, if granted, would allow the Underlying Armada Funds (other than the Armada Money Market Fund) to use cash balances that have not been invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the money market funds offered by the Trust. An Underlying Armada Fund will hold shares of money market funds only to the extent that its total investment in the money market funds does not exceed 25% of its total assets. The Aggressive Allocation and Conservative Allocation Funds' investments in money market funds offered by the Trust are limited to investments in the Armada Money Market Fund in accordance with each Fund's investment policies.

INVESTMENT ADVISER AND INVESTMENT TEAM

The Adviser makes investment decisions for the Funds and Underlying Armada Funds and continuously reviews, supervises and administers each Fund's and each Underlying Armada Fund's respective investment program.

The Board of Trustees of the Trust supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

National City Investment Management Company, with its principal offices at 1900 East Ninth Street, Cleveland, Ohio 44114, serves as Adviser to the Funds and the Underlying Armada Funds. On June 30, 2000, the Adviser had approximately $25.6 billion in assets under management.

The Adviser utilizes a team approach for management of the Funds. No one person is primarily responsible for making investment recommendations to the team.

Each Fund is contractually obligated to pay the Adviser an advisory fee of 0.25% annually based on the average net assets of such Fund.

INFORMATION ABOUT THE UNDERLYING ARMADA FUNDS

The following describes the investment objectives and primary investment strategies for each of the Underlying Armada Funds that are available for investment by the Funds as of the date of this Prospectus. Each Underlying Armada Fund also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information.

The Funds may, in accordance with the Funds' investment objectives and policies, invest in other investment portfolios offered by the Trust without shareholder approval. Shareholders will be notified in advance of any change in the Underlying Armada Funds.

No offer is made in this Prospectus of any of the Underlying Armada Funds.

UNDERLYING EQUITY FUNDS

The ARMADA INTERNATIONAL EQUITY FUND'S investment objective is to provide capital appreciation by investing in a portfolio of equity securities of foreign issuers. Equity securities of foreign issuers includes common stock, preferred stock and convertible bonds, of companies headquartered outside the United States. The investment objective may be changed without a shareholder vote. The Fund will normally invest at least 80% of its net assets in the equity securities of foreign issuers. The Fund focuses on issuers included in the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI
EAFE) Index, but may invest up to 10% of its total assets in issuers located in countries with emerging markets or economies, including countries not included in the MSCI EAFE Index. The MSCI EAFE Index is an unmanaged index which represents the performance of more than 1,000 equity securities of companies located in those regions.

The Adviser makes judgments about the attractiveness of countries based upon a collection of criteria. The relative valuation, growth prospects, fiscal, monetary and regulatory government policies are considered jointly and generally in making these judgments. The percentage of the Fund in each country is determined by its relative attractiveness and weight in the MSCI EAFE Index. More than 25% of the Fund's assets may be invested in the equity securities of issuers located in the same country. Within foreign markets, the Adviser buys and sells securities based on its analysis of competitive position and valuation. The Adviser sells securities whose competitive position is deteriorating or whose valuation is unattractive relative to industry peers. Likewise, companies with strong and durable competitive advantages and attractive valuation are considered for purchase.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

The ARMADA LARGE CAP ULTRA FUND'S investment objective is to provide capital appreciation by investing in a diversified portfolio of publicly traded larger cap equity securities. The investment objective may be changed without a shareholder vote. The Fund will normally invest at least 80% of its net assets in a diversified portfolio of common stocks and securities convertible into common stocks of companies with large market capitalizations.

The Adviser takes a long-term approach to managing the Fund and typically invests in companies that have exhibited consistent, above-average growth in revenues and earnings, strong management, and sound and improving financial fundamentals. The Adviser will consider selling a security when there is a deterioration of fundamentals leading to a deceleration in earnings growth.

The Fund considers a large capitalization or "large cap" company to be one that has a comparable market capitalization as the companies in the S&P/Barra Growth Index. The S&P/Barra Growth Index is an unmanaged index of common stocks which are capitalization-weighted and have higher price-to-book ratios.

The ARMADA LARGE CAP VALUE FUND'S investment objective is to provide capital appreciation by investing in a diversified portfolio of publicly traded larger capitalization equity securities. Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. The investment objective may be changed without a shareholder vote.

The Fund normally invests at least 80% of its net assets in common stocks and securities convertible into common stocks. The Fund may invest up to 20% of its total assets at the time of purchase in foreign equity securities. In buying and selling securities for the Fund, the Adviser attempts to emphasize equity securities that the Adviser believes are undervalued relative to the general market. The Fund will generally sell securities when they fail to satisfy investment criteria.

The ARMADA SMALL CAP GROWTH FUND'S investment objective is to provide capital appreciation by investing in a diversified portfolio of publicly traded small cap equity securities. The investment objective may be changed without a shareholder vote. The Fund normally invests at least 80% of its net assets in the common stocks of companies with small stock market capitalizations. The Fund may invest up to 20% of its total assets at the time of purchase in foreign equity securities. The Adviser seeks to invest in small capitalization companies with strong growth in revenue, earnings, and cash flow. Purchase decisions are also based on the security's valuation relative to the company's expected growth rate, earnings quality and competitive position, valuation compared to similar securities and the security's trading liquidity. Reasons for selling securities include disappointing fundamentals, negative industry developments, evidence of management's inability to execute a sound business plan, capitalization exceeding the Adviser's definition of "small capitalization," desire to reduce exposure to an industry or sector, and valuation levels which cannot be justified by the company's fundamental growth prospects.

The Fund considers a small capitalization or "small cap" company to be one that has a comparable market capitalization to the companies in the Russell 2000 Growth Index. The Russell 2000 Growth Index is an unmanaged index comprised of securities in the Russell 2000 Index which have less than average growth orientation. The Russell 2000 Index is an unmanaged index comprised of the 2000 smallest companies of the 3000 largest U.S. companies based on market capitalization.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

The ARMADA SMALL CAP VALUE FUND'S investment objective is to provide capital appreciation by investing in a diversified portfolio of publicly traded small cap equity securities. The investment objective may be changed without a shareholder vote. The Fund will normally invest at least 80% of its net assets in the common stocks of small capitalization companies. The Fund may invest up to 20% of its total assets at the time of purchase in foreign equity securities. In buying and selling securities for the Fund, the Adviser uses a value-oriented approach.

The Adviser generally seeks to invest in equity securities based upon price to cash flow, price to book and price to sales ratios which are lower than the market averages. The Adviser generally sells securities based upon price/earnings, price/book and price/cash flow ratios which rise above market averages or when a company no longer has a small capitalization.

The Fund considers a small capitalization or "small cap" company to be one that has a comparable market capitalization to the companies in the Russell 2000 Value Index. The Russell 2000 Value Index is an unmanaged index comprised of securities in the Russell 2000 Index which have higher than median book to price ratios and lower than median growth characteristics.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may increase transaction costs and capital gains tax liabilities, and may lower Fund performance.

UNDERLYING FIXED INCOME FUNDS

The ARMADA BOND FUND'S investment objective is to provide current income as well as preservation of capital by investing primarily in a portfolio of investment-grade fixed income securities. The investment objective may be changed without a shareholder vote.

The Fund normally invests at least 80% of the value of its net assets in investment-grade fixed income securities of all types, including but not limited to obligations of corporate and U.S. government issuers and mortgage-backed and asset-backed securities. Corporate obligations may include bonds, notes and debentures. U.S. government securities may include U.S. Treasury obligations and obligations of certain U.S. government agencies or instrumentalities such as Ginnie Maes and Fannie Maes. Investment-grade fixed income securities are those rated in one of the four highest rating categories by a major rating agency, or determined by the Adviser to be of equivalent quality.

If a security is downgraded, the Adviser will re-evaluate the holding to determine whether it is in the best interests of investors to sell. In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund generally maintains a dollar-weighted average maturity of between four and twelve years.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

The ARMADA INTERMEDIATE BOND FUND'S investment objective is to provide current income as well as preservation of capital by investing in a portfolio of investment-grade fixed income securities. The investment objective may be changed without a shareholder vote.

The Fund normally invests at least 80% of the value of its net assets in domestic and foreign investment-grade fixed income securities of all types, including obligations of corporate and governmental issuers and mortgage-backed and asset-backed securities. Corporate obligations include bonds, notes and debentures. Governmental obligations include securities issued by the

U.S. government, its agencies and instrumentalities, as well as obligations of foreign governments. Investment-grade fixed income securities are those rated in one of the four highest rating categories by a major rating agency, or determined by the Adviser to be of equivalent quality.

If a security is downgraded, the Adviser will re-evaluate the holding to determine whether it is in the best interests of investors to sell. In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund generally maintains an average maturity of between three and ten years.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

UNDERLYING MONEY MARKET FUND

The ARMADA MONEY MARKET FUND'S investment objective is to provide as high a level of current income as is consistent with liquidity and stability of principal. The investment objective may be changed without a shareholder vote.

The Fund invests in a variety of high quality money market securities, including certificates of deposit and other obligations issued by domestic and foreign banks, as well as commercial paper. Foreign government obligations are U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or other entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of Nationally Recognized Statistical Rating Organizations (NRSROs).

The Adviser also invests in securities issued or guaranteed by the U.S. government or its agencies (government obligations) and repurchase agreements collateralized by government obligations and issued by financial institutions such as banks and broker-dealers. High quality money market instruments are securities that present minimal credit risks as determined by the Adviser and generally include securities that are rated at the time of purchase by a major rating agency in the highest two rating categories for such securities, and certain securities that are not rated but are of comparable quality as determined by the Adviser.

In selecting investments for the Fund, the Adviser actively buys throughout the money market curve, laddering maturities to meet or exceed shareholder liquidity needs while seeking the highest possible yield consistent with the Fund's risk profile.

As a money market fund, the Fund invests only in money market instruments with remaining maturities of 397 days or less (or in variable or floating rate obligations with maturities that may exceed 397 days if they meet certain conditions) that the Adviser believes present minimal credit risk. The Fund maintains an average weighted maturity of 90 days or less.

PERFORMANCE OF THE UNDERLYING ARMADA FUNDS

The following tables compare each Underlying Armada Fund's (other than the Armada Money Market Fund's) average annual total returns for the periods ended December 31, 1999 to those of a broad-based market index. The indices used in the tables are unmanaged indices which assume the reinvestment of dividends on securities in the indices, and are generally considered to be representative of securities similar to those invested in by the Underlying Armada Funds.

Because the Armada Aggressive Allocation Fund and Armada Conservative Allocation Fund allocate their assets to investments in the Underlying Armada Funds in varying percentages, their performance should not be expected to be the same as any of the Underlying Armada Funds. The different classes of shares of the Armada Aggressive Allocation and Conservative Allocation Funds bear different fees and expenses than Class I Shares of the Underlying Armada Funds, which will affect their performance. In addition, shareholders of the Armada Aggressive Allocation and Armada Conservative Allocation Funds bear indirectly the expenses of the Underlying Armada Funds in which they invest.

ARMADA INTERNATIONAL EQUITY FUND                          1 YEAR                  SINCE INCEPTION
------------------------------------------------------------------------------------------------------
CLASS I SHARES                                            50.13%                      23.77%(1)
MSCI EAFE INDEX(3)                                        26.96%                      13.99%(2)

(1) Since August 1, 1997
(2) Since July 31, 1997
(3) The Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index is an unmanaged index which represents the performance of more than 1,000 equity securities of companies located in those regions.

ARMADA LARGE CAP ULTRA FUND                               1 YEAR                  SINCE INCEPTION
------------------------------------------------------------------------------------------------------

CLASS I SHARES                                         29.04%                      30.87%(1)
S&P/BARRA GROWTH INDEX(3)                              28.26%                      32.54%(2)

(1) Since December 28, 1995
(2) Since December 31, 1995
(3) The S&P/Barra Growth Index is comprised of securities in the S&P 500 Composite Index that have a higher than average price-to-book ratio.

ARMADA LARGE CAP VALUE FUND                         1 YEAR         5 YEARS         SINCE INCEPTION
------------------------------------------------------------------------------------------------------
CLASS I SHARES                                      -0.13%         16.49%              15.02%(1)
S&P BARRA/VALUE INDEX(3)                            12.72%         22.94%              21.04%(2)

(1) Since July 1, 1994
(2) Since June 30, 1994
(3) The S&P/Barra Value Index is comprised of securities in the S&P 500 Composite Index that have a lower than median market capitalization weighted price-to-book ratio.

ARMADA SMALL CAP GROWTH FUND                              1 YEAR                  SINCE INCEPTION
------------------------------------------------------------------------------------------------------
CLASS I SHARES                                            36.06%                      20.49%(1)
RUSSELL 2000 GROWTH INDEX(3)                              43.10%                      17.58%(2)

(1) Since August 1, 1997
(2) Since July 31, 1997
(3) The Russell 2000 Growth Index is comprised of securities in the Russell 2000 Stock Index with a greater than average growth orientation. The Russell 2000 Index is an unmanaged index comprised of the 2000 smallest companies of the 3000 largest U.S. companies based on market capitalization.

ARMADA SMALL CAP VALUE FUND                1 YEAR              5 YEARS             SINCE INCEPTION
-------------------------------------------------------------------------------------------------------
CLASS I SHARES                              7.91%              14.11%                 14.40%(1)
RUSSELL 2000 VALUE INDEX(3)                -1.49%              13.13%                 12.02%(2)

(1) Since July 26, 1994
(2) Since July 31, 1994
(3) The Russell 2000 Value Index is comprised of securities in the Russell 2000 Index with a less than average growth orientation. The Russell 2000 Index is an unmanaged index comprised of the 2000 smallest companies of the 3000 largest U.S. companies based on market capitalization. Companies in the Russell 2000 Value Index generally have low price to book and price-earnings ratios.

ARMADA BOND FUND                                      1 YEAR            5 YEARS        10 YEARS   SINCE INCEPTION
-------------------------------------------------------------------------------------------------------------------
CLASS I SHARES                                        -1.80%             7.11%          7.03%          7.25%(1)
LEHMAN U.S. AGGREGATE BOND INDEX(2)                   -0.83%             7.73%          7.70%          8.06%(1)

(1) Since October 31, 1988
(2) The Lehman U.S. Aggregate Bond Index is an unmanaged, fixed income, market value-weighted index that includes treasury issues, agency issues, corporate bond issues and mortgage-backed securities.

ARMADA INTERMEDIATE BOND FUND                         1 YEAR            5 YEARS        10 YEARS   SINCE INCEPTION
-------------------------------------------------------------------------------------------------------------------
CLASS I SHARES                                        -0.04%             6.60%          6.92%          6.91%(1)
LEHMAN INTERMEDIATE U.S. GOVERNMENT/CREDIT INDEX(3)    0.39%             7.09%          7.26%          7.26%(2)

(1)Since December 20, 1989.
(2)Since December 31, 1989.
(3) The Lehman Intermediate U.S. Government/Credit Index (formerly, the Lehman Intermediate Government /Corporate Bond Index) is an unmanaged index which is representative of intermediate-term bonds.

ARMADA MONEY MARKET FUND                              1 YEAR            5 YEARS        10 YEARS   SINCE INCEPTION
-------------------------------------------------------------------------------------------------------------------
CLASS I SHARES                                         4.92%             5.28%          5.02%          5.62%(1)

(1) Since September 3, 1986.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Class A, Class B, Class C and Class I Shares of the Funds.

The classes have different expenses and other characteristics.

          CLASS A SHARES
          -    FRONT-END SALES CHARGE
          -    LOW 12b-1 FEES
          -    $500 MINIMUM INITIAL INVESTMENT - NO SUBSEQUENT MINIMUM

          CLASS B SHARES
          -    NO FRONT-END SALES CHARGE
          - CONTINGENT DEFERRED SALES CHARGE (BACK-END SALES CHARGE IF YOU REDEEM WITHIN 5 YEARS DECLINING FROM YEAR TO YEAR)
          -    HIGHER 12b-1 FEES THAN CLASS A
          -    $500 MINIMUM INITIAL INVESTMENT - NO SUBSEQUENT MINIMUM
          -    CONVERTS TO CLASS A SHARES AFTER THE EIGHTH YEAR

          CLASS C SHARES
          -    NO FRONT-END SALES CHARGE
          - CONTINGENT DEFERRED SALES CHARGE (BACK-END SALES CHARGE IF YOU REDEEM WITHIN THE FIRST 18 MONTHS)
          -    HIGHER 12b-1 FEES THAN CLASS A
          -    $500 MINIMUM INITIAL INVESTMENT - NO SUBSEQUENT MINIMUM
          -    DOES NOT CONVERT TO ANY OTHER CLASS

         CLASS I SHARES
          -    NO SALES CHARGE
          -    NO MINIMUM INITIAL INVESTMENT
          -    ONLY AVAILABLE TO FINANCIAL INSTITUTIONS

Class I Shares are for financial institutions investing for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions call 1-800-622-FUND (3863).

From time to time, the Adviser may pay from its own resources a fee to financial institutions that generate purchase orders for Class I Shares.

For investors purchasing shares through a Planned Investment Program, the minimum initial investment is $50.

Class A and Class B Shares are for individual and corporate investors and retirement plans. Class C Shares are for individual investors and retirement plans.

HOW TO PURCHASE FUND SHARES - CLASS A, CLASS B AND CLASS C SHARES

You may purchase Class A, Class B or Class C Shares directly by:

-    Internet
-    Telephone
-    Mail
-    Automated Clearing House (ACH)
-    Wire

To purchase shares directly from us, please log on to our website at WWW.ARMADAFUNDS.COM, or call 1-800- 622-FUND (3863). To set up a new account with a different registration, complete and send in an Armada Funds New Account application. You may complete the application directly online through the Armada Website. Please print, sign and mail when finished or, you may call 1-800-622-FUND (3863) to obtain an application. Unless you arrange to pay by wire or

ACH, write your check, payable in U.S. dollars, to "Armada Funds (Fund name)." The Trust cannot accept third-party checks, credit cards, credit card checks or cash.

To purchase shares by wire, call 1-800-622-FUND (3863) to set up your account to accommodate wire transactions and to receive a wire control number to be included in the body of the wire. To initiate your wire transaction, call your depository institution. Federal funds (monies transferred from one bank to another through the Federal Reserve system with same-day availability) should be wired to:

State Street Bank and Trust Company
ABA #011000028
Account
(Account Registration)
(Account Number)
(Wire Control Number)
Note:  Your bank may charge you a fee for this service.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY - CLASS A, CLASS B, CLASS C OR CLASS I SHARES

You may also buy Class A, Class B, Class C or Class I Shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Trust. You will also generally have to address your correspondence or questions regarding a Fund to your institution.

Your investment representative is responsible for transmitting all subscription and redemption requests, investment information, documentation and money to the Fund on time. Certain investment representatives have agreements with the Funds that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the investment representative must send your payment to the Funds by the time they price their shares on the following day. If your investment representative fails to do so, it may be responsible for any resulting fees or losses.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange is open for business (a "Business Day").

The Trust may reject any purchase order if it is determined that accepting the order would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after a Fund receives your purchase order plus, in the case of Class A Shares, the applicable front-end sales charge. Daily NAV is calculated for each of the Funds each Business Day at 4:00 p.m. Eastern time, the regularly-scheduled close of normal trading on the New York Stock Exchange. The deadline for submitting a purchase order to the Transfer Agent in order to receive the current Business Day's NAV is 4:00 p.m. Eastern time.

So, for you to be eligible to receive dividends declared on the day you submit your purchase order, a Fund generally must receive your order by the above listed deadlines and federal funds (readily available funds) before 2:00 p.m. Eastern time the following day.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the assets of the Fund less liabilities and class expenses.

In calculating NAV, a Fund generally values its investment portfolio at market price. The market price of an Underlying Armada Fund's shares held by a Fund will be their net asset value at the time of the computation. In the event that a sale of a particular fixed income security is not reported for that day, fixed income securities are priced at the mean between the most recent quoted bid and asked prices. Unlisted securities and securities traded on a national securities market for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. If market prices are unavailable or a Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

PLANNED INVESTMENT PROGRAM

With a $50 minimum initial investment and if you have a checking or savings account with a bank, you may purchase Class A, Class B or Class C Shares automatically through regular deductions from your account in amounts of at least $50 per month.

You may arrange for participation in this program via the Internet at WWW.ARMADAFUNDS.COM, by calling 1-800-622-FUND (3863) or by completing an account application.

SALES CHARGES

FRONT-END SALES CHARGES -- CLASS A SHARES

The offering price of Class A Shares is the NAV next calculated after a Fund receives your request, plus the front-end sales load.

The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment:

                                            SALES CHARGE AS A % OF                                 DEALERS' REALLOWANCE
                                              OFFERING PRICE PER         AS A % OF NET ASSET     AS A % OF OFFERING PRICE
If your Investment is:                              SHARE                  VALUE PER SHARE               PER SHARE
---------------------------------------------------------------------------------------------------------------------------
Less than $25,000                                    5.50                        5.80                       5.25
$25,000 but less than $50,000                        5.25                        5.50                       5.00
$50,000 but less than $100,000                       4.75                        5.00                       4.50
$100,000 but less than $250,000                      3.75                        3.90                       3.50
$250,000 but less than $500,000                      3.00                        3.10                       2.75
$500,000 but less than $1,000,000                    2.00                        2.00                       1.75
$1,000,000 or more                                   0.00                        0.00                       0.00

With respect to purchases of $1,000,000 or more of the Funds, the Adviser may pay from its own resources a fee of 1.00% of the amount invested to the financial institution placing the purchase order. A 1.00% sales charge will be assessed against a shareholder's Fund account if its value falls below $1,000,000 due to a redemption by the shareholder within the first year following the initial investment of $1,000,000 or more.

WAIVER OF FRONT-END SALES CHARGE -- CLASS A SHARES

The front-end sales charge will be waived on Class A Shares purchased:

- by Trustees and Officers of the Trust and their immediate families (spouse, parents, siblings, children and grandchildren);
- by directors and retired directors of National City Corporation (NCC) or any of its affiliates and their immediate families, employees and retired employees of NCC or any of its affiliates and their immediate families and participants in employee benefit/retirement plans of NCC or any of its affiliates and their immediate families;
- by direct transfer of rollover from a qualified plan for which affiliates of NCC serve as trustee or agent (or certain institutions having relationships with affiliates of NCC);
- by investors purchasing through payroll deduction, investors in Armada Plus account through NCC's Retirement Plan Services or investors investing through "one stop" networks;
- by orders placed by qualified broker-dealers, investment advisers or financial planners who charge a management fee for their services and place trades for their own account or accounts of clients;
- when shares are purchased through certain broker-dealers who have agreed to provide certain services with respect to shares of the Funds, including Charles Schwab Mutual Fund Marketplace.-TM- Check with your broker-dealer to see if you qualify for this exemption; and
-    By direct rollover from an Armada Plus Retirement Plan or Armada SIMPLE
     IRA.

REPURCHASE OF CLASS A SHARES

You may repurchase any amount of Class A Shares of any Fund at NAV without the normal front-end sales charge, up to the limit of the value of any amount of Class A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 180 days. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. To exercise this privilege, the Fund must receive your purchase order within 180 days of your redemption. IN ADDITION, YOU MUST NOTIFY THE FUND WHEN YOU SEND IN YOUR PURCHASE ORDER THAT YOU ARE REPURCHASING SHARES AND WOULD LIKE TO EXERCISE THIS OPTION.

REDUCED SALES CHARGES -- CLASS A SHARES

RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, this right allows you to add the value of the Class A Shares you already own to the amount that you are currently purchasing. The Fund will combine the value of your current purchases with the current value of any Class A Shares you purchased previously for

(i) your account
(ii) your spouse's account
(iii) a joint account with your spouse or
(iv) your minor children's trust or custodial accounts.

A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. The Fund will only consider the value of Class A Shares purchased previously that were sold subject to a sales charge. TO BE ENTITLED TO A REDUCED SALES CHARGE BASED ON SHARES ALREADY OWNED, YOU MUST ASK US FOR THE REDUCTION AT THE TIME OF PURCHASE. You must provide the Fund with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide the children's ages). The Fund may amend or terminate this right of accumulation at any time.

LETTER OF INTENT. You may purchase Class A Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Class A Shares of a Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Fund will only consider the value of Class A Shares sold subject to a sales charge. As a result, shares of the Class A Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send the Fund a Letter of Intent. In calculating the total amount of purchases you may include in your letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

If you do not purchase the amount of shares indicated in the Letter, the Letter authorizes the Fund to hold in escrow 4% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period or you redeem the entire amount within one year from the time of fulfillment, the Fund's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE. When calculating the appropriate sales charge rate, the Fund will combine same day purchases of Class A Shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to Class A Shares you purchase with a Letter of Intent. YOU MUST NOTIFY THE FUND OF THE PURCHASES THAT QUALIFY FOR THIS DISCOUNT.

CONTINGENT DEFERRED SALES CHARGES -- CLASS B AND CLASS C SHARES

You do not pay a sales charge when you purchase Class B or Class C Shares. The offering price of Class B and Class C Shares is simply the next calculated NAV. But if you sell your Class B Shares within five years after your purchase or your Class C Shares within eighteen months of purchase, you will pay a contingent deferred sales charge as described in the table below for Class B Shares or 1.00% for Class C Shares on either (1) the NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after the Fund receives your sale request in good order, whichever is less. The sales charge does not apply to shares you purchase through reinvestment of dividends or distributions. So, you never pay a deferred sales charge on any increase in your investment above the initial offering price. This sales charge does not apply to exchanges of Class B Shares of one Fund for Class B Shares of another Fund or to exchanges of Class C Shares of one Fund for Class C Shares of another Fund. After eight years, your Class B Shares are converted to Class A Shares. There is no conversion feature for Class C Shares.

                                               CLASS B SHARES
                         CONTINGENT DEFERRED SALES CHARGE AS A PERCENTAGE OF DOLLAR
YEARS SINCE PURCHASE                      AMOUNT SUBJECT TO CHARGE
-----------------------------------------------------------------------------------
FIRST                                               5.0%
SECOND                                              5.0%
THIRD                                               4.0%
FOURTH                                              3.0%
FIFTH                                               2.0%
SIXTH                                               NONE
SEVENTH                                             NONE
EIGHTH                                              NONE

When an investor redeems his or her Class B and Class C Shares, the redemption order is processed to minimize the amount of the contingent deferred sales charge that will be charged. Class B and Class C Shares are redeemed first from those Class B and Class C Shares that are not subject to the deferred sales load (i.e. Class B and Class C Shares that were acquired through reinvestment of dividends or capital gain distributions) and thereafter, unless otherwise designated by the shareholder, from the Class B and Class C Shares that have been held the longest.

The contingent deferred sales charge will be waived if you sell your Class B or Class C Shares for the following reasons:
-    redemptions following the death or disability of a shareholder;
- redemptions representing a minimum required distribution from an IRA or a custodial account to a shareholder who has reached 70 1/2 years of age;
- minimum required distributions from an IRA or a custodial account to a shareholder who has died or become disabled;
- redemptions by participants in a qualified plan for retirement loans, financial hardship, certain participant expenses and redemptions due to termination of employment with plan sponsor;
-    redemptions by a settlor of a living trust;
- redemptions effected pursuant to a Fund's right to liquidate a shareholder's account if the value of shares held in the account is less than the minimum account size;
-    return of excess contributions;

- redemptions following the death or disability of both shareholders in the case of joint accounts;
- exchanges of Class B Shares between Class B Shares or Class C Shares between Class C Shares, respectively of the Trust; and
- distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan.

GENERAL INFORMATION ABOUT SALES CHARGES

Your securities dealer is paid a commission when you buy Class A Shares and is paid a servicing fee as long as you hold your shares. For Class B or C Shares, your securities dealer receives a servicing fee after 12 months and then as long as you hold your shares. Your securities dealer or servicing agent may receive different levels of compensation depending on which class of shares you buy.

From time to time, some financial institutions may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of federal securities law.

There are no sales charges on the purchase of Class I Shares.

HOW TO SELL YOUR FUND SHARES

Holders of Class A, Class B and Class C Shares may sell shares by following the procedures established when they opened their account or accounts. If you have questions, call 1-800-622-FUND (3863).

Holders of Class I Shares may sell shares by following the procedures established when they opened their account or accounts. If you have questions, call 1-800-622-FUND (3863).

If you own your shares directly, you may sell (sometimes called "redeem") your shares on any Business Day through the Internet, at WWW.ARMADAFUNDS.COM, by telephone at 1-800-622-FUND (3863) or by mail. The minimum amount for Internet and telephone redemptions is $100.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like to sell $100,000 or more of your shares, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share for redemption requests received in good order by the Fund will be the next NAV determined less, in the case of Class B and Class C Shares, any applicable deferred sales charge. Good order means that your request includes complete information and legal requirements on your purchase, exchange or redemption and that the Fund has received the appropriate assets.

When an Investor redeems his or her Class B Shares, the redemption order is processed to minimize the amount of the contingent deferred sales charge that will be charged. Class B Shares are redeemed first from those Class B Shares that are not subject to the deferred sales load (i.e., Class B Shares that were acquired through reinvestment of dividends or capital gain distributions) and thereafter, unless otherwise designated by the shareholder, from the Class B Shares that have been held the longest.

SYSTEMATIC WITHDRAWAL PLAN - CLASS A, CLASS B AND CLASS C SHARES

If you have at least $1,000 in your account, you may use the Systematic Withdrawal Plan. Under the plan you may arrange periodic automatic withdrawals of at least $100 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account. There will be no deferred sales charge on systematic withdrawals made on Class B or Class C Shares, as long as the amounts withdrawn do not exceed 10% annually of the account balance. You may arrange for participation in this program via the Internet at WWW.ARMADAFUNDS.COM, by calling 1-800-622-FUND (3863), or by completing an account application.

RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within seven Business Days after we receive your request in good order. Good order means that your request includes complete information on your purchase, exchange or redemption and that the Fund has received the appropriate assets. Your proceeds can be wired to your bank account or sent to you by check. Armada Funds does not charge a fee to wire your funds; however, your institution may charge a fee. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE). IF YOU RECENTLY CHANGED YOUR ADDRESS, YOU WILL NOT BE ABLE TO REDEEM YOUR SHARES WITHIN 10 DAYS AFTER THE CHANGE WITHOUT A SIGNATURE GUARANTEE.

REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of a Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALE OF YOUR SHARES

If your account balance drops below $500 because of redemptions, you may be required to sell your shares. But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the New York Stock Exchange restricts trading, the SEC declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.

HOW TO EXCHANGE YOUR SHARES - CLASS A, CLASS B AND CLASS C SHARES

You may exchange your shares on any Business Day through the Internet at WWW.ARMADAFUNDS.COM, by telephone or by mail. Exchange requests into a new Fund must be for an amount of at least $500.

The exchange privilege is a convenient way to respond to changes in investment goals or in market conditions. This privilege is not designed for market-timing
- switching money into investments in anticipation of rising prices or taking money out in anticipation of the market falling. As money is shifted in and out, a Fund incurs expenses for buying and selling securities. These costs are borne by all Fund shareholders, including the long-term investors who do not generate the costs. Therefore, the Fund discourages short-term trading by, among other things, limiting the number of exchanges to one exchange every two months during a given 12-month period beginning upon the date of the first exchange transaction. The Trust may contact a shareholder who exceeds the limit and, if a market-timing pattern continues, management of the Trust may revoke the shareholder's privilege to purchase shares of a Fund through exchanges. Management of the Trust reserves the right to limit, amend or impose charges upon, terminate or otherwise modify the exchange privilege. Any modification to the exchange privilege will not otherwise affect your right to redeem shares. You will be provided 60 days' notice before any material change to the exchange privilege is made. Any modification of the exchange privilege will not otherwise affect your right to redeem shares.

IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK OR ACH TRANSMISSION HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

CLASS A SHARES

You may exchange Class A Shares of any Armada Fund for Class A Shares of any other Armada Fund. If you exchange shares that you purchased without a sales charge or with a lower sales charge into an Armada Fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (e.g., the difference between the lower and higher applicable sales charges). If you exchange shares into an Armada Fund with the same, lower or no sales charge there is no incremental sales charge for the exchange in this manner.

CLASS B SHARES

You may exchange Class B Shares of any Armada Fund for Class B Shares of any other Armada Fund. No contingent deferred sales charge is imposed on redemptions of shares you acquire in an exchange, provided you hold your shares for at least five years from your initial purchase.

CLASS C SHARES

You may exchange Class C Shares of any Armada Fund for Class C Shares of any other Armada Fund. No contingent deferred sales charge is imposed on redemptions of shares you acquire in an exchange in this manner, provided you hold your shares for at least 18 months from your initial purchase.

TELEPHONE AND INTERNET TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone or via the Internet is extremely convenient, but not without risk. Although the Trust has certain safeguards and procedures to confirm the authenticity of instructions, the Trust is not responsible for any losses or costs incurred by following telephone or Internet instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone or via the Internet, you will generally bear the risk of any loss, provided the Fund has followed reasonable procedures to confirm the authenticity of instructions.

SYSTEMATIC EXCHANGE PROGRAM AVAILABLE TO CLASS A, B AND C SHARES

The Systematic Exchange Program allows you to exchange your existing shares of an Armada money market fund for any other Armada Fund of the same class automatically, at periodic intervals. The minimum amount of each exchange is $50. Exchanging in this manner may reduce the average cost per share of a Fund.

Because purchases of Class A Shares of Funds may be subject to an initial sales charge, it may be beneficial for you to execute a Letter of Intent indicating an intent to purchase Class A Shares in connection with this program.

If you would like to enter a systematic exchange program concerning Class B or Class C Shares you must exchange them within six or twelve months from the date of purchase.

You may arrange for participation in this program via the Internet at WWW.ARMADAFUNDS.COM, by calling 1-800-622-FUND (3863) or by completing an account application.

DISTRIBUTION OF FUND SHARES

Each Fund has adopted distribution plans under Rule 12b-1, pursuant to the Investment Company Act of 1940, as amended, that allows each Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distribution fees, after fee waivers, as a percentage of average daily net assets are as follows:

                                                         CLASS A(1)     CLASS B        CLASS C     CLASS I
                                                         ----------     -------        -------     -------
     Armada Aggressive Allocation Fund                      0.05%         0.65%          0.65%       0.05%
     Armada Conservative Allocation Fund                    0.05%         0.65%          0.65%       0.05%

(1) Each Fund is permitted to pay up to 0.10% for distribution fees on Class A and Class I Shares.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, per individual.

DIVIDENDS AND TAXES

It is anticipated that the Armada Aggressive Allocation Fund will distribute income quarterly and that the Armada Conservative Allocation Fund will distribute income monthly.

Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend and/or capital gain distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. Holders of Class A, Class B or Class C Shares may change your distribution options directly through the Internet at WWW.ARMADAFUNDS.COM, or you must notify the Fund in writing prior to the record date of the distribution. Your election will be effective for dividends and distributions paid the next day if done through the Internet or after the Fund receives your written notice.

For holders of Class I Shares to elect to receive payment in cash you must notify the Funds in writing prior to the date of distribution. Your election will be effective for dividends and distributions received after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

FEDERAL TAXES

Each Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Fund distributions (other than exempt-interest dividends, discussed below) will generally be taxable as ordinary income. You will be subject to income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares. You will be notified annually of the tax status of distributions to you.

The Funds use a tax management technique known as "highest in, first out." Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxable on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund (or an in-kind redemption), based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale or redemption of shares of a Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of a Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

STATE AND LOCAL TAXES

Shareowners may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of each Fund's distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state. Shareowners should consult their tax advisers regarding the tax status of distributions in their states and localities.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                  ARMADA FUNDS

INVESTMENT ADVISER

National City Investment
Management Company
1900 East Ninth Street
Cleveland, Ohio 44114

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI, as it may be amended or supplemented from time to time, includes more detailed information about the Armada Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN MORE INFORMATION:

BY INTERNET:
WWW.ARMADAFUNDS.COM

BY TELEPHONE:
Call 1-800-622-FUND (3863)

BY MAIL:
P.O. Box 8421
Boston, MA 02266-8421

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the Armada Funds, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

Armada Funds' Investment Company Act registration number is 811-4416.

                                  ARMADA FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                  MARCH 1, 2001

                             ARMADA CORE EQUITY FUND
                            ARMADA EQUITY GROWTH FUND
                            ARMADA EQUITY INDEX FUND
                        ARMADA INTERNATIONAL EQUITY FUND
                           ARMADA LARGE CAP ULTRA FUND
                           ARMADA LARGE CAP VALUE FUND
                           ARMADA MID CAP GROWTH FUND
                          ARMADA SMALL CAP GROWTH FUND
                           ARMADA SMALL CAP VALUE FUND
                         ARMADA TAX MANAGED EQUITY FUND
                        ARMADA AGGRESSIVE ALLOCATION FUND
                         ARMADA BALANCED ALLOCATION FUND
                       ARMADA CONSERVATIVE ALLOCATION FUND
                                ARMADA BOND FUND
                                ARMADA GNMA FUND
                          ARMADA INTERMEDIATE BOND FUND
                        ARMADA LIMITED MATURITY BOND FUND
                        ARMADA STRATEGIC INCOME BOND FUND
                       ARMADA TOTAL RETURN ADVANTAGE FUND
                       ARMADA U.S. GOVERNMENT INCOME FUND
                       ARMADA MICHIGAN MUNICIPAL BOND FUND
                      ARMADA NATIONAL TAX EXEMPT BOND FUND
                        ARMADA OHIO TAX EXEMPT BOND FUND
                     ARMADA PENNSYLVANIA MUNICIPAL BOND FUND
                       ARMADA GOVERNMENT MONEY MARKET FUND
                            ARMADA MONEY MARKET FUND
                     ARMADA OHIO MUNICIPAL MONEY MARKET FUND
                ARMADA PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
                       ARMADA TAX EXEMPT MONEY MARKET FUND
                        ARMADA TREASURY MONEY MARKET FUND
                     ARMADA TREASURY PLUS MONEY MARKET FUND




This Statement of Additional Information is not a prospectus but should be read in conjunction with the current Prospectuses listed below for the above Funds of Armada Funds (the "Trust"), as may be amended or supplemented from time to time. The Prospectuses as well as the annual report to shareholders dated May 31, 2000 and semi-annual report to shareholders dated November 30, 2000, may be obtained by calling or writing the Trust at 1-800-622-FUND (3863), One Freedom Valley Drive, Oaks, Pennsylvania 19456.

CURRENT PROSPECTUSES

- Prospectus for A, B and C Shares of the Armada Ohio Municipal Money Market, Armada Pennsylvania Tax Exempt Money Market, Armada Tax Exempt Money Market, Armada Money Market, Armada Government Money Market, Armada Treasury Money Market and Armada Treasury Plus Money Market Funds (the "Money Market Funds") dated October 2, 2000.

-        Prospectus for I Shares of the Money Market Funds dated October 2,
         2000.

- Prospectus for A, B and C Shares of all Funds other than the Armada Aggressive Allocation Fund, Armada Conservative Allocation Fund and Money Market Funds dated October 2, 2000.

- Prospectus for I Shares of all Funds other than the Money Market Funds dated March 1, 2000.

- Prospectus for A, B, C and I Shares of the Armada Aggressive Allocation Fund, Armada Balanced Allocation Fund and Armada Conservative Allocation Fund dated March 1, 2001.

The Armada Funds' audited financial statements and the reports thereon of Ernst & Young LLP, Armada Funds' independent auditors, included in the Armada Funds 2000 Annual Report dated May 31, 2000, the audited financial statements and report thereon of Ernst & Young LLP, independent auditors for the Parkstone Mid Capitalization Fund, Parkstone Large Capitalization Fund, Parkstone U.S. Government Income Fund, Parkstone Michigan Municipal Bond Fund and Parkstone Treasury Fund of The Parkstone Group of Funds, predecessors to the Armada Mid Cap Growth Fund, Armada Large Cap Ultra Fund, Armada U.S. Government Income Fund, Armada Michigan Municipal Bond Fund and Armada Treasury Plus Money Market Fund, respectively, included in The Parkstone Group of Funds Annual Report dated May 31, 2000, and the unaudited financial statements included in the Armada Semi-Annual Report dated November 30, 2000, are incorporated by reference into this Statement of Additional Information. No other parts of the Armada Funds 2000 Annual Report, Armada Semi-Annual Report or The Parkstone Group of Funds Annual Report are incorporated herein.

                                TABLE OF CONTENTS

                                                                                                PAGE
STATEMENT OF ADDITIONAL INFORMATION................................................................1
INVESTMENT OBJECTIVE AND POLICIES..................................................................2
INVESTMENT LIMITATIONS............................................................................64
NET ASSET VALUE...................................................................................67
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION....................................................70
DESCRIPTION OF SHARES.............................................................................81
ADDITIONAL INFORMATION CONCERNING TAXES...........................................................86
TRUSTEES AND OFFICERS.............................................................................90
ADVISORY, ADMINISTRATION, DISTRIBUTION, CUSTODIAN SERVICES AND TRANSFER AGENCY AGREEMENTS.........95
SHAREHOLDER SERVICES PLANS.......................................................................106
PORTFOLIO TRANSACTIONS...........................................................................107
AUDITORS.........................................................................................110
COUNSEL..........................................................................................111
PERFORMANCE INFORMATION..........................................................................111
MISCELLANEOUS....................................................................................125
APPENDIX A.......................................................................................A-1
APPENDIX B.......................................................................................B-1

                       STATEMENT OF ADDITIONAL INFORMATION

         This Statement of Additional Information should be read in conjunction with the Prospectuses of the Trust that describe: the Core Equity, Equity Growth, Equity Index, International Equity, Large Cap Ultra, Large Cap Value, Mid Cap Growth, Small Cap Growth, Small Cap Value and Tax Managed Equity Funds (collectively, the "Equity Funds"); the Aggressive Allocation, Balanced Allocation and Conservative Allocation Funds (collectively, the "Allocation Funds"); the Bond (formerly, Intermediate Government), GNMA, Intermediate Bond (formerly, Fixed Income), Limited Maturity Bond (formerly, Enhanced Income), Strategic Income Bond, Total Return Advantage and U.S. Government Income Funds (collectively, the "Fixed Income Funds"); the Michigan Municipal Bond, National Tax Exempt Bond, Ohio Tax Exempt Bond and Pennsylvania Municipal Bond Funds (collectively, the "Tax Free Funds"); and the Government Money Market, Money Market, Ohio Municipal Money Market Fund, Pennsylvania Tax Exempt Money Market, Tax Exempt Money Market, Treasury Money Market and Treasury Plus Money Market Funds (collectively, the "Money Market Funds"). The information contained in this Statement of Additional Information expands upon matters discussed in the Prospectuses. No investment in shares of a Fund should be made without first reading a Prospectus for such Fund.

                  The Trust was organized as a Massachusetts business trust on January 28, 1986. The Trust is a series fund authorized to issue the separate classes or series of shares of beneficial interest. The Funds are registered as open end management investment companies. Each Fund other than the Tax Free Funds is a diversified investment company. Each Tax Free Fund is a non-diversified investment company.

                  The Pennsylvania Tax Exempt Money Market, Bond, GNMA and Pennsylvania Municipal Bond Funds commenced operations as separate investment portfolios (the "Predecessor Pennsylvania Tax Exempt Money Market," "Predecessor Intermediate Government Fund," "Predecessor GNMA Fund," and "Predecessor Pennsylvania Tax Exempt Bond Fund," and collectively, the "Predecessor Funds") of Inventor Funds, Inc. On September 9, 1996, the Predecessor Funds were reorganized as new portfolios of the Trust. References in this Statement of Additional Information are to a Fund's current name.

                  On June 9, 2000, the Enhanced Income Fund changed its name to the Limited Maturity Bond Fund. On March __, 2001, the Equity Income Fund changed its name to the Large Cap Value Fund. References in this Statement of Additional Information are to the Funds' current names.

                  On June 9, 2000, the Bond Fund was reorganized with the Parkstone Bond Fund, a separate investment portfolio offered by The Parkstone Group of Funds ("Parkstone"). In connection with this reorganization, the financial statements and performance history of the Parkstone Bond Fund were adopted by the Bond Fund. Historical information concerning performance in this Statement of Additional Information is that of the Parkstone Bond Fund.

                  The Mid Cap Growth, Large Cap Ultra, U.S. Government Income and Michigan Municipal Bond Funds commenced operations as separate investment portfolios (the "Parkstone Mid Capitalization Fund," "Parkstone Large Capitalization Fund," "Parkstone U.S. Government Income Fund" and "Parkstone Michigan Municipal Bond Fund," and collectively, the "Parkstone Continuing Funds") of Parkstone. On June 10, 2000, the Parkstone Continuing Funds were reorganized as new portfolios of the Trust. References in this Statement of Additional Information are to a Fund's current name.

                  The Treasury Plus Money Market Fund commenced operations as a separate investment portfolio, the Parkstone Treasury Fund, of Parkstone. On June 16, 2000, the Parkstone Treasury Fund was reorganized as a new portfolio of the Trust. References in this Statement of Additional Information are to the Fund's current name.


                        INVESTMENT OBJECTIVE AND POLICIES

ADDITIONAL INFORMATION ON FUND MANAGEMENT

                  Further information on the management strategies, techniques, policies and related matters concerning National City Investment Management Company, the investment adviser to the Funds ("IMC" or the "Adviser"), may be included from time to time in advertisements, sales literature, communications to shareholders and other materials. See also "Performance Information" below.

                  Attached to this Statement of Additional Information is Appendix A which contains descriptions of the rating symbols used by Standard & Poor's Rating Group ("S&P"), Fitch and Moody's Investors Service, Inc. ("Moody's") for securities which may be held by the Funds.

ADDITIONAL INFORMATION ABOUT THE FUNDS

                  The following information supplements and should be read in conjunction with the principal strategies and risk disclosure relating to the Funds in the Prospectuses.

ARMADA CORE EQUITY FUND

                  The Fund seeks to achieve its objective by investing in a diversified portfolio of common stocks of issuers with large capitalizations comparable to that of companies in the S&P 500 Index (the "S&P 500"). The Fund normally invests in three types of equity securities: (i) growth securities, defined as common stocks having a five-year annual earnings-per-share growth rate of 10% or more, with no decline in the annual earnings-per-share rate during the last five years; (ii) securities with low price-to-earnings ratios (I.E., at least 20% below the average of the companies included in the S&P 500); and (iii) securities that pay high dividend yields (I.E., at least 20% above such average). The Fund will normally invest 20% to 50% of its total assets in each of these three types of equity securities. The Fund is fully invested at all times.

                  The S&P 500 is an index composed of 500 common stocks, most of which are listed on the New York Stock Exchange (the "NYSE"). The Sub-adviser believes that the S&P 500 is an appropriate benchmark for the Fund because it is diversified, familiar to many investors and widely accepted as a reference for common stock investments.

                  Standard & Poor's Ratings Group is not a sponsor of, or in any way affiliated with, the Fund.

ARMADA EQUITY GROWTH FUND

                  Under normal conditions, at least 80% of the Fund's net assets will be invested in a diversified portfolio of common stocks and securities convertible into common stocks with large stock market capitalizations comparable to that of companies in the S&P 500. The Fund's Adviser selects common stocks based on a number of factors, including historical and projected earnings growth, earnings quality and liquidity, each in relation to the market price of the stock. Stocks purchased for the Fund generally will be listed on a national securities exchange or will be unlisted securities with an established over-the-counter market.

                  The Fund is managed with a value approach, exhibiting aggregate valuation characteristics such as price/earnings, price/book, and price cash/flow ratios which are a discount to the market averages. Additional factors, such as private market value, balance sheet strength, and long term earnings potential are also considered in stock selection.

ARMADA EQUITY INDEX FUND

                  The Fund is not managed in a traditional sense, that is, by making discretionary judgments based on analysis of economic, financial and market conditions. Under ordinary circumstances, stocks will only be eliminated from or added to the Fund to reflect additions to or deletions from the S&P 500 (including mergers or changes in the composition of the index), to raise cash to meet withdrawals, or to invest cash contributions. Accordingly, sales may result in losses that may not have been realized if the Fund were actively managed and purchases may be made that would not have been made if the Fund were actively managed. Adverse events, such as reported losses, dividend cuts or omissions, legal proceedings and defaults will not normally result in the sale of a common stock. The Fund will remain substantially fully invested in common stocks and equity derivative instruments whether stock prices are rising or falling.

                  The Adviser believes that the indexing approach should involve less portfolio turnover, notwithstanding periodic additions to and deletions from the S&P 500, and thus lower brokerage costs, transfer taxes and operating expenses, than in more traditionally managed funds, although there is no assurance that this will be the case. The costs and other expenses incurred in securities transactions, apart from any difference between the investment results of the Fund and those of the S&P 500, may cause the return of the Fund to be lower than the return of the index.

                  The S&P 500 is composed of 500 common stocks, most of which are listed on the NYSE. S&P selects the stocks for the S&P 500 on a statistical basis. As of July 31, 2000, the stocks in the S&P 500 had an average market capitalization of approximately
$25 billion. The range of market capitalization for companies represented in the S&P 500 was $305 million to nearly $509 billion. "Market capitalization" of a company is the market price per share of stock multiplied by the number of shares outstanding.

                  The Fund will normally invest substantially all of its total assets in the stocks that comprise the S&P 500 in approximately the same percentages as the stocks represent in the index. The Fund may also acquire derivative instruments designed to replicate the performance of the S&P 500, such as S&P 500 stock index futures contracts or Standard & Poor's Depositary Receipts. The Fund may invest in all the approximately 500 stocks comprising the S&P 500, or it may use a statistical sampling technique by selecting approximately 90% of the stocks listed in the index. The Fund will only purchase a security that is included in the S&P 500 at the time of such purchase. The Fund, may, however, temporarily continue to hold a security that has been deleted from the S&P 500 pending the rebalancing of the Fund's portfolio. The Fund is not required to buy or sell securities solely because the percentage of its assets invested in index stocks changes when the market value of its holdings increases or decreases. In addition, the Fund may omit or remove an index stock from its portfolio if the Adviser believes the stock to be insufficiently liquid or believes the merit of the investment has been substantially impaired by extraordinary events or financial conditions. With respect to the remaining portion of its net assets, the Fund may hold temporary cash balances which may be invested in U.S. government obligations and money market investments. In extraordinary circumstances, the Fund may exclude a stock listed on the index from its holdings or include a similar stock in its place if it believes that doing so will help achieve its investment objective. The Fund also may enter into repurchase agreements, reverse repurchase agreements, and lend its portfolio securities.

                  While there can be no guarantee that the Fund's investment results will precisely match the results of the S&P 500, the Adviser believes that, before deduction of operating expenses, there will be a very high correlation between the returns generated by the Fund and the S&P 500. The Fund will attempt to achieve a correlation between the performance of its asset portfolio and that of the S&P 500 of at least 95% before deduction of operating expenses. A correlation of 100% would indicate perfect correlation, which would be achieved when the Fund's net asset value, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the index. The Fund's ability to correlate its performance with the S&P 500, however, may be affected by, among other things, changes in securities markets, the manner in which S&P calculates its index, and the timing of purchases and redemptions. The Adviser monitors the correlation of the performance of the Fund in relation to the index under the supervision of the Board of Trustees. The Fund intends to actively rebalance its portfolio to achieve high correlation of performance with the S&P 500. To reduce transaction costs and minimize shareholders' current capital gains liability, the Fund's investment portfolio will not be automatically rebalanced to reflect changes in the S&P 500. In the unlikely event that a high correlation is not achieved, the Board of Trustees will take appropriate steps based on the reasons for the lower than expected correlation.

                  The inclusion of a security in the S&P 500 in no way implies an opinion by S&P as to its attractiveness as an investment. S&P is not a sponsor of, or in any way affiliated with, the Fund. The common stock of National City Corporation, the parent company of the Adviser, is included in the S&P 500. Like the other stocks in the S&P 500, the Fund will invest in the common stock of National City Corporation in approximately the same proportion as the percentage National City Corporation common stock represents in the S&P 500.

ARMADA INTERNATIONAL EQUITY FUND

                  The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets in equity securities of foreign issuers. The Fund's assets normally will be invested in the securities of issuers located in at least three foreign countries. Foreign investments may also include debt obligations issued or guaranteed by foreign governments or their agencies, authorities, instrumentalities or political subdivisions, including a foreign state, province or municipality. The Adviser does not presently intend to invest in common stock of domestic companies.

                  The Fund will invest primarily, but not exclusively, in equity securities, including common and preferred stocks, rights, warrants, securities convertible into common stocks and American Depositary Receipts ("ADRs") of companies included in the Morgan Stanley Capital International Europe, Australasia, Far East ("EAFE") Index, a broadly diversified international index consisting of more than 1,000 equity securities of companies located in Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Fund, however, is not an "index" fund, and is neither sponsored by nor affiliated with Morgan Stanley Capital International. The Fund does not anticipate making investments in markets where, in the judgment of the Adviser, property rights are not defined and supported by adequate legal infrastructure.

                  More than 25% of the Fund's assets may be invested in the securities of issuers located in the same country. Investment in a particular country of 25% or more of the Fund's total assets will make the Fund's performance more dependent upon the political and economic circumstances of that country than a mutual fund more widely diversified among issuers in different countries. Criteria for determining the appropriate distribution of investments among countries may include relative valuation, growth prospects, and fiscal, monetary, and regulatory government policies.

                  The Fund may invest up to 10% of its total assets in securities of issuers in countries with emerging markets or economies, but will not invest more than 5% of its total assets in any single such country. See "Additional Information about Portfolio Instruments - Foreign Securities and Currencies" below.

ARMADA LARGE CAP ULTRA FUND

                  The Fund normally will invest at least 80% of the value of its net assets in common stocks and securities convertible into common stocks of companies believed by the Adviser to be characterized by sound management and the ability to finance expected long-term growth and with market capitalizations comparable to companies in the S&P/BARRA Growth Index. The Fund may also invest up to 20% of the value of its total assets in preferred stocks, corporate bonds, notes, units of real estate investment trusts, warrants, and short-term obligations (with maturities of 12 months or less) consisting of commercial paper (including variable amount master demand notes), bankers' acceptances, certificates of deposit, repurchase agreements, obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and demand and time deposits of domestic and foreign banks and savings and loan associations. The Fund may also hold securities of other investment companies and depository or custodial receipts representing beneficial interests in any of the foregoing securities.

                  Subject to the foregoing policies, the Fund may also invest up to 25% of its net assets in foreign securities either directly or through the purchase of ADRs or European Depositary Receipts ("EDRs") and may also invest in securities issued by foreign branches of U.S. banks and foreign banks, Canadian commercial paper ("CCP"), and in U.S. dollar-denominated commercial paper of a foreign issuer.

                  The Fund will invest in companies that have typically exhibited consistent, above-average growth in revenues and earnings, strong management, and sound and improving financial fundamentals. Often, these companies are market or industry leaders, have excellent products and/or services, and exhibit the potential for growth. Core holdings of the Fund are in companies that participate in long-term growth industries, although these will be supplemented by holdings in non-growth industries that exhibit the desired characteristics.

                  Consistent with the foregoing, the Fund will focus its investments in those companies and types of companies that the Adviser believes will enable such Fund to achieve its investment objective.

ARMADA LARGE CAP VALUE FUND

                  The Fund will normally invest at least 80% of the value of its net assets in common stocks and securities convertible into common stocks. Such convertible securities will have a rating of Ba/BB or higher by Moody's, S&P or Fitch. The Fund's Adviser will generally attempt to select securities that provide a higher yield than that of the general market and will generally dispose of securities when they fail to satisfy investment criteria. The Fund is managed with a value approach, exhibiting aggregate valuation characteristics such as price/earnings, price/book and price/cash flow ratios which are at a discount to the market averages. Additional factors, such as private market value, balance sheet strength, and long term earnings potential are also considered in stock selection.

ARMADA MID CAP GROWTH FUND

                  The Fund normally will invest at least 80% of the value of its net assets in common stocks and securities convertible into common stocks of companies believed by the Adviser to be characterized by sound management and the ability to finance expected long-term growth. The Fund normally will invest at least 80% of the value of its net assets in common stocks and securities convertible into common stocks of companies with market capitalizations comparable to companies in the Russell Mid Cap Growth Index. The Fund may also invest up to 20% of the value of its total assets in preferred stocks, corporate bonds, notes, units of real estate investment trusts, warrants, and short-term obligations (with maturities of 12 months or less) consisting of commercial paper (including variable amount master demand notes), bankers' acceptances, certificates of deposit, repurchase agreements, obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and demand and time deposits of domestic and foreign banks and savings and loan associations. The Fund may also hold securities of other investment companies and depository or custodial receipts representing beneficial interests in any of the foregoing securities.

                  Subject to the foregoing policies, the Fund may also invest up to 25% of its net assets in foreign securities either directly or through the purchase of ADRs, EDRs, Global Depositary Receipts ("GDRs") and other similar global instruments, and may also invest in securities issued by foreign branches of U.S. banks and foreign banks, CCP and in U.S. dollar-denominated commercial paper of a foreign issuer.

                  The Fund anticipates investing in growth-oriented, medium-sized companies. Medium-sized companies are considered to be those with a market capitalization comparable to companies in the Russell Mid Cap Growth Index. Investments will be in companies that have typically exhibited consistent, above-average growth in revenues and earnings, strong management, and sound and improving financial fundamentals. Often, these companies are market or industry leaders, have excellent products and/or services, and exhibit the potential for growth. Primary holdings of the Fund are in companies that participate in long-term growth industries, although these will be supplemented by holdings in non-growth industries that exhibit the desired characteristics.

                  Consistent with the foregoing, the Fund will focus its investments in those companies and types of companies that the Adviser believes will enable the Fund to achieve its investment objective.

ARMADA SMALL CAP GROWTH FUND

                  The Fund will normally invest at least 80% of its net assets in equity securities of companies with stock market capitalizations comparable to that of companies in the Russell 2000 Growth Index. The Adviser will seek companies with above-average growth prospects. Factors considered in selecting such issuers include participation in a fast growing industry, a strategic niche position in a specialized market, and fundamental value. The Adviser will also consider the relationship between price and book value, and other factors such as trading volume and bid-ask spreads in an effort to allow the Fund to achieve diversification. See "Special Risk Factors for Small Capitalization Stocks" below.

ARMADA SMALL CAP VALUE FUND

                  Under normal conditions, at least 80% of the value of the Fund's net assets will be invested in equity securities of companies with market capitalizations comparable to those of companies in the Russell 2000 Value Index. The Fund will be managed with a value approach, exhibiting aggregate valuation characteristics such as price/earnings, price/book, and price/cash flow ratios which are at a discount to the market averages. Additional factors, such as private market value, balance sheet strength, and long term earnings potential are also considered in stock selection. See "Special Risk Factors for Small Capitalization Stocks" below.

         SPECIAL RISK FACTORS FOR SMALL CAPITALIZATION STOCKS

                  Securities held by the Small Cap Value and Small Cap Growth Funds generally will be issued by public companies with small capitalizations relative to those which predominate the major market indices, such as the S&P 500 or the Dow Jones Industrial Average. Securities of these small companies may at times yield greater returns on investment than stocks of larger, more established companies as a result of inefficiencies in the marketplace. Small capitalization companies are generally not as well-known to investors and have less of an investor following than larger companies.

                  However, the positions of small capitalization companies in the market may be more tenuous because they typically are subject to a greater degree of change in earnings and business prospects than larger, more established companies. In addition, securities of small capitalization companies are traded in lower volume than those of larger companies and may be more volatile. As a result, the Funds may be subject to greater price volatility than a fund consisting of large capitalization stocks. By maintaining a broadly diversified portfolio, the sub-adviser will attempt to reduce this volatility.

ARMADA TAX MANAGED EQUITY FUND

                  The Fund invests primarily in common stocks. The Fund will use several methods to reduce the impact of federal and state income taxes on investment income and realized capital gains distributed by the Fund.

                  The Fund will seek to distribute relatively low levels of taxable investment income by investing in stocks with low dividend yields.

                  The Fund will endeavor to hold taxes on realized capital gains to a minimum by investing primarily in the securities of companies with above average earnings predictability and stability which the Fund expects to hold for several years. The Fund will generally seek to avoid realizing short-term capital gains, and expects to have a relatively low overall portfolio turnover rate. When the Fund sells appreciated securities, it will attempt to select the share lots with the highest cost basis in order to hold realized capital gains to a minimum. The Fund may, when consistent with its overall investment approach, sell depreciated securities to offset realized capital gains.

                  Although the Fund expects to use some or all of the foregoing methods in seeking to reduce the impact of federal and state income taxes on the Fund's dividends and distributions, portfolio management decisions will also be based on non-tax considerations when appropriate. Certain equity and other securities held by the Fund will produce ordinary taxable income on a regular basis. The Fund may also sell a particular security, even though it may realize a short-term capital gain, if the value of that security is believed to have reached its peak or is expected to decline before the Fund would have held it for the long-term holding period. The Fund may also be required to sell securities in order to generate cash to pay expenses or satisfy shareholder redemptions.

                  Accordingly, while the Fund seeks to minimize the effect of taxes on its dividends and distributions, the Fund is not a tax-exempt fund, and may be expected to distribute taxable income and realize capital gains from time to time.

                  The Fund will normally invest at least 80% of its net assets in common stocks and other equity securities. The Fund's Adviser selects common stocks based on a number of factors, including historical and projected long-term earnings growth, earnings quality and liquidity, each in relation to the market price of the stock. Stocks purchased for the Fund generally will be listed on a national securities exchange or will be unlisted securities with an established over-the-counter market. The Fund may invest up to 5% of its net assets in each of the following types of equity securities: preferred stocks; securities convertible into common stocks; rights; and warrants.

                  The Fund's long-term investment horizon is reflected in its low portfolio turnover investment approach. The portfolio turnover rate reflects the frequency with which securities are purchased and sold within the Fund's portfolio. The Fund's annual portfolio turnover is not expected to exceed 25% under normal market conditions. (A rate of turnover of 100% could occur, for example, if all the securities held by the Fund are replaced within a period of one year.) When a Fund sells securities realizing gains, tax laws require that such gains be distributed to investors every year. As a result, such investors are taxed on their pro-rata shares of the gains. By attempting to minimize portfolio turnover, the Fund will generally have a low turnover rate. It is impossible to predict the impact of such a strategy on the realization of gains or losses for the Fund. For example, the Fund may forego the opportunity to realize gains or reduce losses as a result of this policy.

                  The Fund may be appropriate for investors who seek capital appreciation and whose tax status under federal and state regulations increase the importance of such strategies.

ARMADA AGGRESSIVE ALLOCATION FUND AND ARMADA CONSERVATIVE ALLOCATION FUND

                  Each of the Aggressive Allocation and Conservative Allocation Funds is structured as a "fund of funds," which means that it pursues its investment objective by allocating its assets among other investment portfolios of Armada (the "Underlying Funds"). These Underlying Funds currently consist of the Large Cap Value, Large Cap Ultra, Small Cap Growth, Small Cap Value and International Equity Funds (the "Underlying Equity Funds"), the Bond and Intermediate Bond Funds (the "Underlying Bond Funds"), and the Money Market Fund. The specific portfolios that comprise the Underlying Funds can be changed without shareholder approval. The Aggressive Allocation Fund currently intends to invest 60% - 90% of its total assets in the Underlying Equity Funds, 10% - 40% of its total assets in the Underlying Bond Funds, and 0% - 20% of its total assets in the Money Market Fund. The Conservative Allocation Fund currently intends to invest 20% - 50% of its total assets in the Underlying Equity Funds, 50% - 80% of its total assets in the Underlying Bond Funds, and 0% - 20% of its total assets in the Money Market Fund. Each Fund's allocation ranges can be changed without shareholder approval. Each Fund normally intends to invest all of its assets in the Underlying Funds; however, for temporary defensive purposes each Fund may invest up to 100% of its assets in high quality, short-term debt instruments. Each Fund reserves the ability to convert from a "fund of funds" structure and to invest directly in the types of securities in which the Underlying Funds invest. Shareholders will be provided with advance notice before any such conversion occurs.

                  To the extent a Fund's assets is invested in a particular Underlying Fund, the Fund is subject to the risks applicable to an investment in such Underlying Fund. This Statement of Additional Information describes the investment policies and strategies employed by the Underlying Funds and their related risks.

ARMADA BALANCED ALLOCATION FUND

                  The Fund may invest in any type or class of security. The Fund normally invests in common stocks, fixed income securities, securities convertible into common stocks (i.e., warrants, convertible preferred stock, fixed rate preferred stock, convertible fixed income securities, options and rights) and cash equivalent securities. The Fund intends to invest 45% to 75% of its net assets in common stocks and securities convertible into common stocks, 25% to 55% of its net assets in fixed income securities and up to 30% of its net assets in cash and cash equivalents. Of these investments, no more than 20% of the Fund's total assets will be invested in foreign securities.

                  The Fund holds common stocks primarily for the purpose of providing long-term growth of capital. When selecting stocks for the Fund, the Adviser will consider primarily their potential for long-term capital appreciation. The Fund intends to invest predominantly in those companies which are growth-oriented and have exhibited consistent, above-average growth in revenues and earnings.

                  The Fund invests the fixed income portion of its portfolio of investments in a broad range of investment grade debt securities which are rated at the time of purchase within the four highest rating categories assigned by Moody's, S&P or Fitch. These fixed income securities will consist of bonds, debentures, notes, zero coupon securities, asset-backed securities, state, municipal and industrial revenue bonds, obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits, high quality commercial paper, bankers' acceptances and variable amount master demand notes. In addition, a portion of the Fund's assets may be invested from time to time in first mortgage loans and participation certificates in pools of mortgages issued or guaranteed by the U.S. government or its agencies or instrumentalities. Some fixed income securities may have warrants or options attached.

ARMADA BOND FUND

                  The Fund seeks to achieve its objective by normally investing at least 80% of its net assets in investment grade fixed-income securities. The Fund uses the Lehman Aggregate Bond Index as its performance benchmark. The average maturity of the Fund will be from four to twelve years.

ARMADA GNMA FUND

         The Fund seeks to achieve its objective by normally investing primarily (at least 80% of its net assets under normal conditions) in mortgage pass-through securities guaranteed by the Government National Mortgage Association (GNMA). Any remaining assets may consist of other investment grade fixed income securities. GNMA was established as an instrumentality of the U.S. government to supervise and finance certain types of activities. Under normal market conditions, the estimated average life of the GNMA Fund's holdings of mortgage pass-through and mortgage-backed securities will range between 3 and 10 years. The Fund employs the Lehman GNMA Index as its performance benchmark.

ARMADA INTERMEDIATE BOND FUND

                  The Fund normally invests at least 80% of the value of its net assets in debt securities of all types, although up to 20% of the value of its total assets may be invested in preferred stocks and other investments. The Fund normally maintains an average dollar-weighted portfolio maturity of three to ten years. The Fund uses the Lehman Intermediate Government/Corporate Bond Index as its performance benchmark.

ARMADA LIMITED MATURITY BOND FUND

                  The Fund will normally invest at least 80% of the value of its net assets in investment grade debt securities of all types. However, up to 20% of the value of its total assets may be invested in preferred stocks and other investments. In making investment decisions, the Fund's adviser will focus on a number of factors, including yield to maturity, maturity, quality and the outlook for specific issuers and market sectors. The Fund normally intends to maintain an average dollar-weighted portfolio maturity for its debt securities of from 1 to 5 years. The two components of total rate of return are current income and change in the value of portfolio securities.

ARMADA STRATEGIC INCOME BOND FUND

                  The Fund will normally allocate between 15% and 65% of its assets in each of the following three types of fixed income securities: domestic investment grade fixed income securities, domestic high-yield fixed income securities, and fixed income securities of issuers in developed foreign countries, based on the Adviser's analysis of the fixed income markets. The Fund may invest up to 10% of its total assets in issuers in countries with emerging markets or economies. Investment grade fixed income securities are those rated in one of the four highest rating categories by a major rating agency, or determined by the Adviser to be of equivalent quality. High-yield fixed income securities are those rated below investment grade. Under normal market conditions, the Fund maintains an average dollar-weighted portfolio maturity of four to twelve years.

                  The Fund may invest up to 65% of its net assets in non-rated securities and securities rated below investment grade. For a discussion of risk factors relating to such securities, see "Additional Information About Portfolio Instruments - Ratings Criteria," below.

ARMADA TOTAL RETURN ADVANTAGE FUND

                  The Fund will normally invest at least 80% of the value of its net assets in debt securities of all types, although up to 20% of the value of its total assets may be invested in preferred stocks and other investments. Under normal market conditions, the Fund maintains an average dollar-weighted portfolio maturity of four to twelve years.

                  Although the Fund normally invests substantially all of its assets in investment grade debt securities, it may invest up to 15% of its net assets in non-rated securities and securities rated below investment grade (commonly referred to as "junk bonds"). For a discussion of risk factors relating to such securities, see "Additional Information About Portfolio Instruments - Ratings Criteria" below.

ARMADA U.S. GOVERNMENT INCOME FUND

                  The Fund will normally invest at least 80% of its net assets in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, although up to 20% of the value of its total assets may be invested in debt securities and preferred stocks of non-governmental issuers. The Fund also may invest up to 20% of its total assets in mortgage-related securities issued by non-Governmental entities and in other securities described below. The Fund anticipates that it will acquire securities with average remaining maturities of 3 to 10 years.

                  The types of U.S. government obligations, including mortgage-related securities, invested in by the Fund will include obligations issued or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Treasury, such as Treasury bills, notes and bonds, Stripped Treasury Obligations and government securities.

                  The Fund may also hold short-term obligations (with maturities of 12 months or less) consisting of domestic and foreign commercial paper (including variable amount master demand notes), rated at the time of purchase within the top two rating categories assigned by a Rating Agency or, if unrated, which the Adviser deems present attractive opportunities and are of comparable quality, bankers' acceptances, certificates of deposit and time deposits of domestic and foreign branches of U.S. banks and foreign banks, and repurchase and reverse repurchase agreements. The Fund may also invest in corporate debt securities which are rated at the time of purchase within the top four rating categories assigned by an unaffiliated nationally recognized statistical rating organization ("Rating Agency") or, if unrated, which the Adviser deems present attractive opportunities and are of comparable quality.

ARMADA MICHIGAN MUNICIPAL BOND FUND

         As a fundamental policy, the Fund will normally invest at least 80% of its net assets in a portfolio of securities exempt from Michigan state taxes. Such securities include debt obligations, consisting of notes, bonds and commercial paper, issued by or on behalf of the State of Michigan, its political subdivisions, municipalities and public authorities, the interest on which is, in the opinion of bond counsel to the issuer, exempt from federal income tax and Michigan state income taxes (but may be treated as a preference item for individuals for purposes of the federal alternative minimum tax) and debt obligations issued by the government of Puerto Rico, the U.S. territories and possessions of Guam, the U.S. Virgin Islands or such other governmental entities whose debt obligations, either by law or treaty, generate interest income which is exempt from federal and Michigan state income taxes ("Michigan Municipal Securities"). The Fund may invest up to 100% of its assets in private activity bonds which may be treated as a special tax preference item under the federal alternative minimum tax.

                  The Fund normally will be invested in long-term Michigan Municipal Securities and the average weighted maturity of such investments will be 2 to 10 years, although the Fund may invest in Michigan Municipal Securities of any maturity and the Adviser may extend or shorten the average weighted maturity of its portfolio depending upon anticipated changes in interest rates or other relevant market factors. In addition, the average weighted rating of the Fund's portfolio may vary depending upon the availability of suitable Michigan Municipal Securities or other relevant market factors.

                  The Fund invests in Michigan Municipal Securities which are rated at the time of purchase within the four highest rating categories assigned by a Rating Agency or, in the case of notes, tax-exempt commercial paper or variable rate demand obligations, rated within the two highest rating categories assigned by a Rating Agency. The Fund may also purchase Michigan Municipal Securities which are unrated at the time of purchase but are determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Trust's Board of Trustees.

                  Interest income from certain types of municipal securities may be subject to federal alternative minimum tax. The Fund will not treat these bonds as Michigan Municipal Securities for purposes of measuring compliance with the 80% test described above. To the extent the Fund invests in these bonds, individual shareholders, depending on their own tax status, may be subject to alternative minimum tax on that part of the Fund's distributions derived from these bonds.

                  The Fund may invest in taxable obligations if, for example, suitable tax-exempt obligations are unavailable or if acquisition of U.S. government or other taxable securities is deemed appropriate for temporary defensive purposes as determined by the Adviser to be warranted due to market conditions. Such taxable obligations consist of government securities, certificates of deposit, time deposits and bankers' acceptances of selected banks, commercial paper meeting the Fund's quality standards for tax-exempt commercial paper (as described above), and such taxable obligations as may be subject to repurchase agreements. Under such circumstances and during the period of such investment, the Fund may not achieve its stated investment objective.

                  Because the Fund invests primarily in securities issued by the State of Michigan and its political subdivisions, municipalities and public authorities, the Fund's performance is closely tied to the general economic conditions within the state as a whole and to the economic conditions within particular industries and geographic areas represented or located within the state. However, the Fund attempts to diversify, to the extent the Adviser deems appropriate, among issuers and geographic areas in the State of Michigan.

                  The Fund is classified as a "non-diversified" investment company, which means that the amount of assets of the Fund that may be invested in the securities of a single issuer is not limited by the Investment Company Act of 1940, as amended (the "1940 Act"). Nevertheless, the Fund intends to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Code"). The Code requires that, at the end of each quarter of a fund's taxable year, (i) at least 50% of the market value of its total assets be invested in cash, U.S. government securities, securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets be invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies). Since a relatively high percentage of the Fund's assets may be invested in the obligations of a limited number of issuers, some of which may be within the same economic sector, the Fund's portfolio securities may be more susceptible to any single economic, political or regulatory occurrence than the portfolio securities of a diversified investment company.

                  See "Special Considerations Regarding Investment in Michigan Municipal Securities" below.

ARMADA NATIONAL TAX EXEMPT BOND FUND

                  The Fund will normally invest at least 80% of the value of its net assets in Municipal Securities. This policy is fundamental and may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares (as defined under "Shareholder Vote").

ARMADA OHIO TAX EXEMPT BOND FUND

                  The Fund seeks to achieve its objective by investing substantially all of its assets in a portfolio of obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities, the interest on which, in the opinion of counsel issued on the date of the issuance thereof, is exempt from regular federal income tax ("Municipal Securities").

                  The Fund normally will invest at least 80% of the value of its net assets in Municipal Securities. This policy is fundamental and may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares (as defined under "Shareholder Vote" below). In addition, the Fund will normally invest at least 80% of the value of its total assets in Municipal Securities issued by or on behalf of the State of Ohio, political subdivisions thereof, or agencies or instrumentalities of the State or its political subdivisions ("Ohio Municipal Securities"). Dividends paid by the Fund which are derived from interest properly attributable to Ohio Municipal Securities will be exempt from regular federal income tax and Ohio personal income tax. Dividends derived from interest on Municipal Securities of other governmental issuers will be exempt from regular federal income tax but may be subject to Ohio personal income tax. See "Additional Tax Information Concerning the Ohio Tax Exempt Bond, Pennsylvania Municipal Bond, National Tax Exempt Bond and Tax Exempt Money Market Funds."

ARMADA PENNSYLVANIA MUNICIPAL BOND FUND

                  The Fund seeks to achieve its objective by investing substantially all of its assets in Municipal Securities issued by or on behalf of the Commonwealth of Pennsylvania and its political subdivisions and financing authorities, obligations of the United States, including territories and possessions of the United States, the income from which is, in the opinion of counsel, exempt from regular federal income tax and Pennsylvania state income tax imposed upon non-corporate taxpayers, and securities of money market investment companies that invest primarily in such securities ("Pennsylvania Municipal Securities").

                  The Fund will normally be fully invested in Pennsylvania Municipal Securities. This policy is fundamental and may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares (as defined under "Shareholder Vote" below). Dividends paid by the Fund which are derived from interest properly attributable to Pennsylvania Municipal Securities will be exempt from regular federal income tax and Pennsylvania personal income tax. Dividends derived from interest on Municipal Securities of other governmental issuers will be exempt from regular federal income tax but may be subject to Pennsylvania personal income tax. See "Additional Tax Information Concerning the Ohio Tax Exempt Bond, Pennsylvania Municipal Bond, National Tax Exempt Bond and Tax Exempt Money Market Funds."

         SPECIAL CONSIDERATIONS - ARMADA NATIONAL TAX EXEMPT BOND, OHIO TAX EXEMPT BOND AND PENNSYLVANIA MUNICIPAL BOND FUNDS

                  Although each Fund's average weighted maturity will vary in light of current market and economic conditions, the comparative yields on instruments with different maturities, and other factors, the Ohio Tax Exempt Bond, Pennsylvania Municipal Bond and National Tax Exempt Bond Funds anticipate that they will maintain a dollar-weighted average portfolio maturity of three to ten years.

                  For temporary defensive or liquidity purposes when, in the opinion of the Funds' Adviser, Ohio Municipal Securities or Pennsylvania Municipal Securities of sufficient quality, as the case may be, are not readily available, the Ohio Tax Exempt Bond and Pennsylvania Municipal Bond Funds may invest up to 100% of their assets in other Municipal Securities and in taxable securities.

                  All Funds may hold up to 100% of their assets in uninvested cash reserves, pending investment, during temporary defensive periods; however, uninvested cash reserves will not earn income.

                  Each Fund may invest in other investments as described below under "Additional Information About Portfolio Investments" including stand-by commitments, variable and floating rate obligations, certificates of participation, other investment companies, illiquid securities, Taxable Money Market Instruments (as defined below), zero coupon obligations and repurchase agreements and engage in when-issued transactions.

                  The Ohio Tax Exempt and Pennsylvania Tax Exempt Bond Funds are classified as non-diversified under the 1940 Act. Investment return on a non-diversified portfolio typically is dependent upon the performance of a smaller number of securities relative to the number held in a diversified portfolio. Consequently, the change in value of any one security may affect the overall value of a non-diversified portfolio more than it would a diversified portfolio, and thereby subject the market-based net asset value per share of the non-diversified portfolio to greater fluctuations. In addition, a non-diversified portfolio may be more susceptible to economic, political and regulatory developments than a diversified investment portfolio with similar objectives may be.

                  Although (i) all of the Funds may invest 25% or more of their respective net assets in Municipal Securities the interest on which is paid solely from revenues of similar projects, (ii) the Ohio Tax Exempt Bond and National Tax Exempt Bond Funds may invest up to 20% of their respective total assets in private activity bonds and taxable investments,
(iii) the Pennsylvania Municipal Bond Fund may invest up to 100% of its total assets in Pennsylvania private activity bonds and (iv) the National Tax
Exempt Bond Fund may invest 25% or more of its net assets in Municipal Securities whose issues are in the same state, the Funds do not presently intend to do so unless, in the opinion of the adviser, the investment is warranted. To the extent that a Fund's assets are invested in such investments, the Fund will be subject to the peculiar risks presented by the laws and economic conditions relating to such projects and private activity bonds to a greater extent than it would be if its assets were not so invested.

                  See "Municipal Securities," "Special Considerations Regarding Investment in Ohio Municipal Securities," and "Special Considerations Regarding Investment in Pennsylvania Municipal Securities" below.

ARMADA GOVERNMENT MONEY MARKET FUND

                  The Fund seeks to achieve its objective by investing in obligations issued or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities, and repurchase agreements issued by financial institutions such as banks and broker-dealers. The Fund may not engage in reverse repurchase transactions or lend its portfolio securities. The Fund is currently rated by S&P.

ARMADA MONEY MARKET FUND

                  The Fund seeks to achieve its objective by investing in "money market" instruments such as certificates of deposit and other obligations issued by domestic and foreign banks, and commercial paper (including variable and floating rate instruments) rated high quality by a Rating Agency, or determined to be of comparable quality by the Adviser. The Fund may also invest in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements issued by financial institutions such as banks and broker-dealers.

ARMADA OHIO MUNICIPAL MONEY MARKET FUND

                  The Fund seeks to achieve its objective by investing substantially all of its assets in Ohio Municipal Securities.

                  The Fund will normally invest at least 80% of the value of its total assets in Ohio Municipal Securities. This policy is fundamental and may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares (as defined under "Shareholder Vote"). Dividends paid by the Fund which are derived from interest properly attributable to Ohio Municipal Securities will be exempt from regular federal income tax and Ohio personal income tax. Dividends derived from interest on Municipal Securities of other governmental issuers will be exempt from regular federal income tax but may be subject to Ohio personal income tax. The Fund may invest up to 100% of its assets in Municipal Securities known as private activity bonds the interest on which is an item of tax preference for purposes of the federal alternative minimum tax. The Fund may also invest up to 100% of its assets in non-Ohio Municipal Securities and in taxable securities, during temporary defensive periods when, in the opinion of the Adviser, Ohio
Municipal Securities of sufficient quality are unavailable.

                  The Fund's assets are concentrated in securities issued by the State of Ohio or entities within the State of Ohio and, therefore, investment in the Fund may be riskier than an investment in other types of money market funds.

                  See "Special Risk Considerations - Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market and Tax Exempt Money Market Funds" below.

ARMADA PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND

                  The Fund seeks to achieve its objective by investing substantially all of its assets in Pennsylvania Municipal Securities.

                  As a matter of fundamental policy, the Fund normally invests its assets so that at least 80% of its annual interest income is not only exempt from regular federal income tax and Pennsylvania personal income taxes, but is not considered a preference item for purposes of the federal alternative minimum tax. However, the Fund may invest up to 100% of its assets in non-Pennsylvania Municipal Securities and in taxable securities during temporary defensive periods when, in the opinion of the Adviser, Pennsylvania Municipal Securities of sufficient quality are unavailable.

                  The Fund's assets are concentrated in securities issued by the Commonwealth of Pennsylvania or entities within the Commonwealth of Pennsylvania and, therefore, investment in the Fund may be riskier than an investment in other types of money market funds.

                  See "Special Risk Considerations - Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market and Tax Exempt Money Market Funds" below.

ARMADA TAX EXEMPT MONEY MARKET FUND

                  The Fund seeks to achieve its objective by investing substantially all of its assets in a diversified portfolio of Municipal Securities. The Fund will normally invest at least 80% of the value of its total assets in Municipal Securities. This policy is fundamental and may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares.

                  See "Special Risk Considerations - Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market and Tax Exempt Money Market Funds below."

         SPECIAL RISK CONSIDERATIONS -- OHIO MUNICIPAL MONEY MARKET, PENNSYLVANIA TAX EXEMPT MONEY MARKET AND TAX EXEMPT MONEY MARKET FUNDS

                  Although the Tax Exempt Money Market Fund may invest 25% or more of its net assets in Municipal Securities whose issuers are in the same state and the Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market and Tax Exempt Money Market Funds may invest 25% or more of their respective net assets in Municipal Securities the interest on which is paid solely from revenues of similar projects, the Funds do not presently intend to do so unless in the opinion of the Adviser the investment is warranted. The Ohio Municipal Money Market Fund may invest up to 100% of its assets in private activity bonds. In addition, although the Pennsylvania Tax Exempt Money Market and Tax Exempt Money Market Funds may invest up to 20% of their respective total assets in private activity bonds and taxable investments, these Funds do not currently intend to do so unless in the opinion of the Adviser the investment is warranted. To the extent that a Fund's assets are invested in Municipal Securities that are payable from the revenues of similar projects or are issued by issuers located in the same state or are invested in private activity bonds, the Fund will be subject to the peculiar risks presented by the laws and economic conditions relating to such states, projects and bonds to a greater extent than it would be if its assets were not so invested.

ARMADA TREASURY MONEY MARKET FUND

                  The Fund seeks to achieve its objective by investing exclusively in direct obligations of the U.S. Treasury, such as Treasury bills and notes, and investment companies that invest exclusively in such obligations. The Fund may not engage in reverse repurchase transactions or lend its portfolio securities. The Fund is currently rated by S&P.

ARMADA TREASURY PLUS MONEY MARKET FUND

                  The Fund seeks to achieve its investment objective by investing exclusively in direct obligations of the U.S. Treasury, such as Treasury bills and notes, repurchase agreements related to such securities, and investment companies that invest exclusively in such obligations. The Fund may not engage in reverse repurchase transactions or lend its portfolio securities. The Fund is currently rated by S&P and Moody's.

SHAREHOLDER VOTE

                  As used in this Statement of Additional Information, a "vote of the holders of a majority of the outstanding shares" of the Trust or a particular investment fund means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment policy, the affirmative vote of the lesser of (a) 50% or more of the outstanding shares of the Trust or such fund or (b) 67% or more of the shares of the Trust or such fund present at a meeting if more than 50% of the outstanding shares of the Trust or such fund are represented at the meeting in person or by proxy.

ADDITIONAL INFORMATION ABOUT PORTFOLIO INSTRUMENTS

RATINGS CRITERIA

                  Investment grade debt securities in which the Funds invest are those securities rated at the time of purchase by a Fund within the four highest ratings groups assigned by Moody's (Aaa, Aa, A and Baa), S&P (AAA, AA, A and
BBB) or Fitch (AAA, AA, A and BBB), or, if unrated, which are determined by the Adviser or Sub-Adviser to be of comparable quality pursuant to guidelines approved by the Trust's Board of Trustees. Debt securities rated in the lowest investment grade debt category (Baa by Moody's or BBB by S&P or Fitch) have speculative characteristics; changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

                  The Strategic Income Bond and Total Return Advantage Funds may also invest in debt securities rated below investment grade. While any investment carries some risk, certain risks associated with lower rated securities are different than those for investment grade securities. The risk of loss through default is greater because lower rated securities are usually unsecured and are often subordinate to an issuer's other obligations. Additionally, the issuers of these securities frequently have high debt levels and are thus more sensitive to difficult economic conditions, individual corporate developments and rising interest rates. Consequently, the market price of these securities may be quite volatile and may result in wider fluctuations in a Fund's net asset value per share.

                  In addition, an economic downturn or increase in interest rates could have a negative impact on both the markets for lower rated securities (resulting in a greater number of bond defaults) and the value of lower rated securities held by a Fund. Current laws, such as those requiring federally insured savings and loan associations to remove investments in lower rated securities from their funds, as well as other pending proposals, may also have a material adverse effect on the market for lower rated securities.

                  The economy and interest rates may affect lower rated securities differently than other securities. For example, the prices of lower rated securities are more sensitive to adverse economic changes or individual corporate developments than are the prices of higher rated investments. In addition, during an economic downturn or period in which interest rates are rising significantly, highly leveraged issuers may experience financial difficulties, which, in turn, would adversely affect their ability to service their principal and interest payment obligations, meet projected business goals and obtain additional financing.

                  If an issuer of a security held by a Fund defaults, the Fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty would likely result in increased volatility for the market prices of lower rated securities as well as the Fund's net asset value. In general, both the prices and yields of lower rated securities will fluctuate.

                  In certain circumstances it may be difficult to determine a security's fair value due to a lack of reliable objective information. Such instances occur where there is no established secondary market for the security or the security is lightly traded. As a result, a Fund's valuation of a security and the price it is actually able to obtain when it sells the security could differ.

                  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of lower rated securities held by a Fund, especially in a thinly traded market. Illiquid or restricted securities held by a Fund may involve special registration responsibilities, liabilities and costs, and could involve other liquidity and valuation difficulties.

                  The ratings of Moody's, S&P and Fitch evaluate the safety of a lower rated security's principal and interest payments, but do not address market value risk. Because the ratings of the Rating Agencies may not always reflect current conditions and events, in addition to using recognized Rating Agencies and other sources, the Adviser and Sub-Adviser perform their own analysis of the issuers of lower rated securities purchased by a Fund. Because of this, a Fund's performance may depend more on its own credit analysis than is the case for mutual funds investing in higher rated securities.

                  The Adviser and Sub-Adviser continuously monitor the issuers of lower rated securities held by a Fund for their ability to make required principal and interest payments, as well as in an effort to control the liquidity of the Fund so that it can meet redemption requests.

ELIGIBLE SECURITIES

                  The Money Market Funds may purchase "eligible securities" (as defined by Rule 2a-7 under the 1940 Act) that present minimal credit risks as determined by the Adviser pursuant to guidelines established by the Trust's Board of Trustees. Eligible securities generally include: (1) securities that are rated by two or more Rating Agencies (or the only Rating Agency which has issued a rating) in one of the two highest rating categories for short term debt securities; (2) securities that have no short term rating, if the issuer has other outstanding short term obligations that are comparable in priority and security as determined by the Adviser ("Comparable Obligations") and that have been rated in accordance with (1) above; (3) securities that have no short term rating, but are determined to be of comparable quality to a security satisfying
(1) or (2) above, and the issuer does not have Comparable Obligations rated by a Rating Agency; and (4) securities with credit supports that meet specified rating criteria similar to the foregoing and other criteria in accordance with applicable SEC regulations. Securities issued by a money market fund and securities issued by the U.S. Government may constitute eligible securities if permitted under applicable SEC regulations and Trust procedures. The Board of Trustees will approve or ratify any purchases by the Money Market Funds of securities that are rated by only one Rating Agency or that qualify under (3) above as long as required by applicable regulations or Trust procedures.

REITS

         Each of the Large Cap Value, Mid Cap Growth, Small Cap Value, Intermediate Bond and Limited Maturity Bond Funds may invest from time to time in real estate investment trusts ("REITs"). REITs pool investors' funds for investment primarily in income-producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets and income, and a requirement that it distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year.

         REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income principally from rental and lease payments. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs make loans to commercial real estate developers and derive their income primarily from interest payments on such loans. Hybrid REITs combine the characteristics of both equity and mortgage REITs. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. Generally, increases in interest rates will decrease the value of high yielding securities and increase the costs of obtaining financing, which could decrease the value of a REIT's investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Code and to maintain exemption from the 1940 Act.

         REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed a REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Each Fund intends to include the gross dividends from any investments in REITs in its periodic distributions to its shareholders and, accordingly, a portion of the Fund's distributions may be designated as a return of capital.

VARIABLE AND FLOATING RATE INSTRUMENTS

                  Each Fund (other than the Equity Index, Treasury Money Market and Treasury Plus Money Market Funds) may purchase variable and floating rate obligations (including variable amount master demand notes) which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Because variable and floating rate obligations are direct lending arrangements between the Fund and the issuer, they are not normally traded although certain variable and floating rate obligations, such as Student Loan Marketing Association variable rate obligations, may have a more active secondary market because they are issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Even though there may be no active secondary market in such instruments, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell them to a third party.
Such obligations may be backed by bank letters of credit or guarantees issued by banks, other financial institutions or the U.S. Government, its agencies or instrumentalities. The quality of any letter of credit or guarantee will be rated high quality or, if unrated, will be determined to be of comparable quality by the Adviser. In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the instrument because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

                  The Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of variable and floating rate obligations and will continuously monitor their financial status to meet payment on demand. In determining average weighted portfolio maturity, a variable or floating rate instrument issued or guaranteed by the U.S. government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligation's next interest rate adjustment. Other variable and floating rate obligations will be deemed to have a maturity equal to the longer or shorter of the periods remaining to the next interest rate adjustment or the demand notice period in accordance with applicable regulations or Trust procedures.

                  With respect to the Money Market Funds, variable and floating rate obligations held by a Fund may have maturities of more than 397 days, provided: (a) (i) the Fund is entitled to payment of principal and accrued interest upon not more than 30 days' notice or at specified intervals not exceeding one year (upon not more than 30 days' notice) and (ii) the rate of interest on such instrument is adjusted automatically at periodic intervals which normally will not exceed 31 days, but may extend up to one year, or (b) if the obligation is an asset-backed security, and if permitted under Trust procedures and applicable regulations, the security has a feature permitting the holder unconditionally to receive principal and interest within 13 months of making demand.

GUARANTEED INVESTMENT CONTRACTS

                  The International Equity, Small Cap Value, Small Cap Growth, Equity Growth, Tax Managed Equity, Core Equity, Large Cap Value, Balanced Allocation, Total Return Advantage, Intermediate Bond, Limited Maturity Bond, Strategic Income Bond Funds and the Money Market Funds may make limited investments in Guaranteed Investment Contracts ("GICs") issued by U.S. insurance companies. When investing in GICs a Fund makes cash contributions to a deposit fund or an insurance company's general account. The insurance company then credits to that Fund monthly a guaranteed minimum interest which is based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. GICs may provide a lower rate of return then may be available to a Fund through other types of investments the Fund is permitted to make. A GIC is backed only by the insurance company that issued the GIC and, therefore, payments on the GIC are subject to the insurance company's capacity to pay. Failure of the issuing company could result in a default on a GIC. A Fund will purchase a GIC only when its Adviser or Sub-Adviser has determined, under guidelines established by the Board of Trustees, that the GIC presents minimal credit risks to the Fund and is of comparable quality to instruments that are rated high quality by one or more rating agencies. For the Money Market Fund, the Fund's investments in GICs will not exceed 10% of the Fund's net assets. In addition, because each Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, the GIC is considered an illiquid investment, and, together with other instruments in the Fund which are not readily marketable, will not exceed 15% (10% in the case of the Money Market Funds) of the Fund's net assets.

                  The term of a GIC will be one year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

BANK OBLIGATIONS AND COMMERCIAL PAPER

                  The Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market, Money Market, Mid Cap Growth and Michigan Municipal Bond Funds may invest in bank obligations. Bank obligations include bankers' acceptances generally having a maturity of six months or less and negotiable certificates of deposit. Bank obligations also include U.S. dollar denominated bankers' acceptances and certificates of deposit. Investment in bank obligations is limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase. These bank obligations are not insured by the Federal Deposit Insurance Corporation. For purposes of the Money Market Fund's investment policy with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches.

                  Investments by the Ohio Municipal, Pennsylvania Tax Exempt Money Market, Mid Cap Growth and Michigan Municipal Bond Funds in commercial paper and other short term promissory notes issued by corporations, municipalities and other entities (including variable and floating rate instruments) must be rated at the time of purchase "A-2" or better by S&P, "Prime-2" or better by Moody's, "F2" or better by Fitch, or if not rated, determined by the Adviser to be of comparable quality pursuant to guidelines approved by the Trust's Board of Trustees. Investments may also include corporate notes. In addition, the Mid Cap Growth Fund may invest in Canadian commercial paper, which is U.S. dollar denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation.

REPURCHASE AGREEMENTS

                  Securities held by the International Equity, Small Cap Growth, Tax Managed Equity, Core Equity, Equity Index, Balanced Allocation, Total Return Advantage, Bond, Intermediate Bond, GNMA, Limited Maturity Bond, Strategic Income Bond, Ohio Municipal Money Market, Pennsylvania Tax-Exempt Money Market, Money Market, Government Money Market, Treasury Plus Money Market, Mid Cap Growth, U.S. Government Income and Michigan Municipal Bond Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund purchases securities from financial institutions such as banks and broker-dealers which the Fund's Adviser or Sub Adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short term rates, which may be more or less than the rate on the underlying portfolio securities.

                  The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Although there is no controlling legal precedent confirming that a Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, the Board of Trustees of the Trust believes that, under the regular procedures normally in effect for custody of a Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the Trust's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

                  With respect to the Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market, Tax Exempt Money Market, Money Market, Government Money Market and Treasury Plus Money Market Funds, although the securities subject to repurchase agreements may bear maturities exceeding 397 days, the Funds presently intend to enter only into repurchase agreements which terminate within seven days after notice by the Funds. If a Fund were to enter into repurchase agreements which provide for a notice period greater than seven days in the future, the Fund would do so only if such investment, together with other illiquid securities, did not exceed 10% of the Fund's net assets.

REVERSE REPURCHASE AGREEMENTS

                  The International Equity, Small Cap Value, Small Cap Growth, Equity Growth, Tax Managed Equity, Core Equity, Equity Index, Large Cap Value, Balanced Allocation, Total Return Advantage, Strategic Income Bond, Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market, Money Market and Mid Cap Growth Funds may enter into reverse repurchase agreements in accordance with its investment restrictions. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. A Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid, high grade debt securities consistent with the Fund's investment restrictions having a value at least equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. Whenever the Ohio Municipal Money Market, Pennsylvania Tax-Exempt Money Market and Money Market Funds enter into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets at least equal to the repurchase price marked to market daily (including accrued interest) and will subsequently monitor the account to ensure such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by the Fund under the 1940 Act.

LENDING OF PORTFOLIO SECURITIES

                  The International Equity, Small Cap Value, Small Cap Growth, Equity Growth, Tax Managed Equity, Core Equity, Equity Index, Large Cap Value, Balanced Allocation, Total Return Advantage, Bond, Intermediate Bond, GNMA, Limited Maturity Bond, Strategic Income Bond, Money Market, Mid Cap Growth and U.S. Government Income Funds may lend securities to broker-dealers, banks or other institutional borrowers pursuant to agreements requiring that the loans be continuously secured by cash, securities of the U.S. government or its agencies, or any combination of cash and such securities, as collateral equal to 100% of the market value at all times of the securities lent. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans combined with any other outstanding loans for a Fund exceed one-third of the value of its total assets taken at fair market value. Collateral must be valued daily by the Fund's Adviser or Sub-adviser and the borrower will be required to provide additional collateral should the market value of the loaned securities increase. During the time portfolio securities are on loan, the borrower pays the Fund involved any dividends or interest paid on such securities. Loans are subject to termination by the Fund or the borrower at any time. While a Fund does not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if this is considered important with respect to the investment. A Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which its Adviser or Sub-adviser has determined are creditworthy under guidelines established by the Trust's Board of Trustees.

                  A Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. government securities. However, a Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party.

ILLIQUID SECURITIES

                  The International Equity, Small Cap Value, Small Cap Growth, Equity Growth, Tax Managed Equity, Core Equity, Equity Index, Large Cap Value, Total Return Advantage,

Bond, Intermediate Bond, GNMA, Limited Maturity Bond, Strategic Income Bond, Ohio Tax Exempt Bond, Pennsylvania Municipal Bond, National Tax Exempt Bond, Mid Cap Growth, U.S. Government Income and Michigan Municipal Bond Funds will not invest more than 15% of their respective net assets in securities that are illiquid. The Money Market Funds will not knowingly invest more than 10% of the value of their respective net assets in securities that are illiquid. Illiquid securities would generally include repurchase agreements and GICs with notice/termination dates in excess of seven days and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the "1933 Act").

                  Each Fund may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the Board of Trustees or the Fund's Adviser or Sub-adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

TAXABLE MONEY MARKET INSTRUMENTS

                  The Ohio Tax Exempt Bond, Pennsylvania Municipal, National Tax Exempt Bond and Michigan Municipal Bond Funds may invest, from time to time, a portion of its assets for temporary defensive or liquidity purposes in short-term money market instruments, the income from which is subject to federal income tax ("Taxable Money Market Instruments"). Taxable Money Market Instruments may include: obligations of the U.S. government and its agencies and instrumentalities; debt securities (including commercial paper) of issuers having, at the time of purchase, a quality rating within the highest rating category of S&P, Fitch or Moody's; certificates of deposit; bankers' acceptances; and repurchase agreements with respect to such obligations.

FOREIGN SECURITIES AND CURRENCIES

                  Each of the International Equity, Small Cap Value, Small Cap Growth, Equity Growth, Tax Managed Equity, Core Equity, Large Cap Value, Balanced Allocation, Mid Cap Growth, Total Return Advantage, Intermediate Bond, Limited Maturity Bond, Strategic Income Bond and U.S. Government Income Funds may invest in securities issued by foreign issuers either directly or indirectly through investments in ADRs, EDRs or GDRs (see "American, European and Global Depositary Receipts" below). Such securities may or may not be listed on foreign or domestic stock exchanges.

                  Investments in foreign securities involve certain inherent risks, such as political or economic instability of the issuer or the country of issue, the difficulty of predicting international trade patterns, changes in exchange rates of foreign currencies and the possibility of adverse changes in investment or exchange control regulations. There may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. Further, foreign stock markets are generally not as developed or efficient as those in the U.S., and in most foreign markets, volume and liquidity are less than in the U.S. Fixed commissions on foreign stock exchanges are generally higher than the negotiated commissions on U.S. exchanges, and there is generally less government supervision and regulation of foreign stock exchanges, brokers and companies than in the U.S.

                  With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets, or diplomatic developments that could affect investment within those countries. Because of these and other factors, securities of foreign companies acquired by the Fund may be subject to greater fluctuation in price than securities of domestic companies.

                  With respect to the International Equity and Strategic Income Bond Funds, certain of the risks associated with investments in foreign securities are heightened with respect to investments in countries with emerging economies or emerging securities markets. The risks of expropriation, nationalization and social, politic and economic instability are greater in those countries than in more developed capital markets.

                  Since the Funds will invest substantially in securities denominated in or quoted in currencies other than the U.S. dollar, changes in currency exchange rates (as well as changes in market values) will affect the value in U.S. dollars of securities held by the Funds. Foreign exchange rates are influenced by trade and investment flows, policy decisions of governments, and investor sentiment about these and other issues. In addition, costs are incurred in connection with conversions between various currencies.

                  Many European countries have adopted a single European currency, the euro. On January 1, 1999, the euro became legal tender for all countries participating in the Economic and Monetary Union ("EMU"). A new European Central Bank has been created to manage the monetary policy of the new unified region. On the same date, the exchange rates were irrevocably fixed between the EMU member countries. National currencies will continue to circulate until they are replaced by euro coins and bank notes by the middle of 2002.

                  This change is likely to significantly impact the European capital markets in which the Funds (particularly the International Equity Fund) may invest and may result in a Fund facing additional risks in pursuing its investment objective. These risks, which include, but are not limited to, volatility of currency exchange rates as a result of the conversion, uncertainty as to capital market reaction, conversion costs that may affect issuer profitability and creditworthiness, and lack of participation by some European countries, may increase the volatility of a Fund's net asset value per share.

                  The expense ratio of a Fund investing substantially in foreign securities can be expected to be higher than that of funds investing in domestic securities. The costs of investing abroad are generally higher for several reasons, including the cost of investment research, increased costs of custody for foreign securities, higher commissions paid for comparable transactions involving foreign securities, and costs arising from delays in settlements of transactions involving foreign securities.

                  Interest and dividends payable on the Fund's foreign portfolio securities may be subject to foreign withholding taxes. To the extent such taxes are not offset by tax credits or deductions allowed to investors under U.S. federal income tax provisions, they may reduce the return to the Fund's shareholders.

AMERICAN, EUROPEAN AND GLOBAL DEPOSITARY RECEIPTS

                  The International Equity, Small Cap Value, Small Cap Growth, Equity Growth, Tax Managed Equity, Core Equity, Large Cap Value, Balanced Allocation, Mid Cap Growth, Total Return Advantage, Intermediate Bond, Limited Maturity Bond, Strategic Income Bond and U.S. Government Income Funds may invest in ADRs, EDRs, GDRs and other similar global instruments. ADRs are receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter markets. ADR prices are denominated in U.S. dollars although the underlying securities may be denominated in a foreign currency. EDRs, which are sometimes referred to as Continental Depositary Receipts, are receipts issued in Europe typically by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of foreign or U.S. securities. EDRs are designed for use in European exchange and over-the-counter markets. GDRs are receipts structured similarly to EDRs and are marketed globally. GDRs are designed for trading in non-U.S. securities markets. Investments in ADRs, EDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities, but those that are traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and, therefore, will be subject to a Fund's limitation with respect to illiquid securities.

                  The principal difference between sponsored and unsponsored ADR, EDR and GDR programs is that unsponsored ones are organized independently and without the cooperation of the issuer of the underlying securities. Consequently, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile.

FOREIGN GOVERNMENT OBLIGATIONS

                  The International Equity, Balanced Allocation, Strategic Income Bond, Mid Cap Growth and U.S. Government Income Funds may purchase debt obligations issued or guaranteed by governments (including states, provinces or municipalities) of countries other than the United States, or by their agencies, authorities or instrumentalities. The percentage of assets invested in securities of a particular country or denominated in a particular currency will vary in accordance with the Adviser's assessment of gross domestic product in relation to aggregate debt, current account surplus or deficit, the trend of the current account, reserves available to defend the currency, and the monetary and fiscal policies of the government. Certain foreign governments may be less capable of meeting repayment obligations on debt on a timely basis than, for example, the United States government.

FOREIGN CURRENCY TRANSACTIONS

                  In order to protect against a possible loss on investments resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency or for other reasons, the International Equity, Large Cap Value, Balanced Allocation, Total Return Advantage, Strategic Income Bond, Limited Maturity Bond, Mid Cap Growth and U.S. Government Income Funds are authorized to enter into forward currency exchange contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Funds to establish a rate of exchange for a future point in time.

                  When entering into a contract for the purchase or sale of a security, these Funds may enter into a forward foreign currency exchange contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

                  When the Adviser or Sub-Adviser anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, the Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. Similarly, when the obligations held by the Fund create a short position in a foreign currency, the Fund may enter into a forward contract to buy, for a fixed amount, an amount of foreign currency approximating the short position. With respect to any forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines or appreciation in the value of a particular foreign currency, they also limit potential gains which might result from changes in the value of such currency. A Fund will also incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars.

                  A separate account consisting of liquid assets, such as cash, U.S. Government securities or other liquid high grade debt obligations equal to the amount of the International Equity, Large Cap Value, Balanced Allocation, Total Return Advantage and Limited Maturity Bond Funds' assets that could be required to consummate forward contracts will be established with the Trust's custodian except to the extent the contracts are otherwise "covered." For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or liquid securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Funds. A forward contract to sell a foreign currency is "covered" if the Fund owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward contract (or call option) permitting the Fund to buy the same currency at a price no higher than the Fund's price to sell the currency. A forward contract to buy a foreign currency is "covered" if the Fund holds a forward contract (or call option) permitting the Fund to sell the same currency at a price as high as or higher than the Fund's price to buy the currency.

EXCHANGE RATE-RELATED SECURITIES

                  The International Equity, Large Cap Value, Balanced Allocation, Total Return Advantage, Limited Maturity Bond and Strategic Income Bond Funds may invest in debt securities for which the principal due at maturity, while paid in U.S. dollars, is determined by reference to the exchange rate between the U.S. dollar and the currency of one or more foreign countries ("Exchange Rate-Related Securities"). The interest payable on these securities is also denominated in U.S. dollars and is not subject to foreign currency risk and, in most cases, is paid at rates higher than most other similarly rated securities in recognition of the risks associated with these securities. There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an Exchange Rate-Related Security is linked. In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular Exchange Rate-Related Security due to conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may, from time to time, combine to make it difficult to sell an Exchange Rate-Related Security prior to maturity without incurring a significant price loss.

CONVERTIBLE SECURITIES

                  The Core Equity, Equity Growth, Large Cap Value, International Equity, Large Cap Ultra, Tax Managed Equity, Balanced Allocation, Strategic Income Bond and Mid Cap Growth Funds may invest in convertible securities entitling the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure and therefore generally entail less market risk than the corporation's common stock. Convertible securities will not normally decrease significantly below their conversion value. The value of the convertibility feature depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

                  In selecting convertible securities, the Adviser or Sub-Adviser will consider, among other factors, the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of the Fund's portfolio as to issuers; and the ratings of the securities. Since credit rating agencies may fail to timely change the credit ratings of securities to reflect subsequent events, the Adviser or Sub-Adviser will consider whether such issuers will have sufficient cash flow and profits to meet required principal and interest payments. A Fund may retain a portfolio security whose rating has been changed if the Adviser deems that retention of such security is warranted.

CORPORATE DEBT OBLIGATIONS

                  The Balanced Allocation, Total Return Advantage, Bond, Intermediate Bond, GNMA, Limited Maturity Bond, Strategic Income Bond, Mid Cap Growth, U.S. Government Income, Michigan Municipal Bond and the Money Market Funds may invest in corporate debt obligations. In addition to obligations of corporations, corporate debt obligations include securities issued by banks and other financial institutions. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations.

OTHER DEBT SECURITIES

                  The Balanced Allocation, Total Return Advantage, Strategic Income Bond, Intermediate Bond and Limited Maturity Bond Funds may also invest in debt securities which may include: equipment lease and trust certificates; collateralized mortgage obligations; state, municipal and private activity bonds; obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; securities of supranational organizations such as the World Bank; participation certificates in pools of mortgages, including mortgages issued or guaranteed by the U.S. government, its agencies or instrumentalities; asset-backed securities such as mortgage backed securities, Certificates of Automobile Receivables ("CARS") and Certificates of Amortizing Revolving Debts ("CARDS"); private placements; and income participation loans. Some of the securities in which the Fund invests may have warrants or options attached.

                  The Balanced Allocation, Total Return Advantage, Strategic Income Bond, Intermediate Bond and Limited Maturity Bond Funds' appreciation may result from an improvement in the credit standing of an issuer whose securities are held or a general decline in the level of interest rates or a combination of both. An increase in the level of interest rates generally reduces the value of the fixed rate debt instruments held by the Fund; conversely, a decline in the level of interest rates generally increases the value of such investments. An increase in the level of interest rates may temporarily reduce the value of the floating rate debt instruments held by the Fund; conversely, a decline in the level of interest rates may temporarily increase the value of those investments.

                  The Balanced Allocation, Intermediate Bond, and Limited Maturity Bond Funds invest only in investment grade debt securities which are rated at the time of purchase within the four highest ratings groups assigned by Moody's (Aaa, Aa, A and Baa), S&P (AAA, AA, A and BBB), or Fitch (AAA, AA, A and
BBB), or, if unrated, which are determined by the Adviser to be of comparable quality pursuant to guidelines approved by the Trust's Board of Trustees. The

Total Return Advantage Fund normally invests substantially all of its assets in investment grade debt securities but may invest up to 15% of its securities in lower grade securities. See "Ratings Criteria" above.

                  In the event that subsequent to its purchase by the Fund, a rated security ceases to be rated or its rating is reduced below investment grade, the adviser will consider whether the Fund should continue to hold the security.

WARRANTS

                  The International Equity, Small Cap Value, Small Cap Growth, Equity Growth, Tax Managed Equity, Core Equity, Large Cap Value, Balanced Allocation and Mid Cap Growth Funds may invest in warrants. Warrants enable the owner to subscribe to and purchase a specified number of shares of the issuing corporation at a specified price during a specified period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. The purchase of warrants involves the risk that the purchaser could lose the purchase value of the warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

FUTURES AND RELATED OPTIONS

                  The International Equity, Small Cap Value, Small Cap Growth, Equity Growth, Tax Managed Equity, Core Equity, Equity Index, Large Cap Value and Mid Cap Growth Funds may invest in stock index futures contracts and options on futures contracts in attempting to hedge against changes in the value of securities that it holds or intends to purchase. The Balanced Allocation Fund may invest in stock index, interest rate, bond index and foreign currency futures contracts and options on these futures contracts. The Total Return Advantage, Bond, Limited Maturity Bond and Strategic Income Bond Funds may invest in interest rate and Bond index futures contracts and options on futures contracts and the Bond and GNMA Funds may invest in futures contracts on U.S. Treasury Obligations in order to offset an expected decrease in the value of their respective portfolios that might otherwise result from a market decline.

                  The International Equity, Small Cap Value, Small Cap Growth, Equity Growth, Tax Managed Equity, Equity Index and Large Cap Value Funds may invest in stock index futures contracts in attempting to hedge against changes in the value of securities that it holds or intends to purchase or to maintain liquidity. The International Equity Fund may also invest in foreign currency futures contracts and options in anticipation of changes in currency exchange rates. The U.S. Government Income Fund may invest in futures contracts on U.S. Treasury obligations. A Fund might sell a futures contract in order to offset an expected decrease in the value of its portfolio that might otherwise result from a market decline. Each of these Funds may invest in the instruments described either to hedge the value of their respective portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract in anticipation of purchases of securities. In addition, each of these Funds may utilize futures contracts in anticipation of changes in the composition of its holdings for hedging purposes or to maintain liquidity.

                  Futures contracts obligate a Fund, at maturity, to take or make delivery of certain securities or the cash value of an index or the cash value of a stated amount of a foreign currency. When interest rates are rising, futures contracts can offset a decline in value of the securities held by a Fund. When rates are falling or prices of securities are rising, these contracts can secure higher yields for securities a Fund intends to purchase.

                  Each of the International Equity, Small Cap Value, Small Cap Growth, Equity Growth, Tax Managed Equity, Equity Index, Large Cap Value, Balanced Allocation, Strategic Income Bond, Total Return Advantage, Bond, GNMA, Limited Maturity Bond, Mid Cap Growth and U.S. Government Income Funds intend to comply with the regulations of the Commodity Futures Trading Commission (CFTC) exempting it from registration as a "commodity pool operator." A Fund's commodities transactions must constitute bona fide hedging or other permissible transactions pursuant to such regulations. In addition, a Fund may not engage in such transactions if the sum of the amount of initial margin deposits and premiums paid for unexpired commodity options, other than for bona fide hedging transactions, would exceed 5% of the liquidation value of its assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the percentage limitation. In connection with a Fund's position in a futures contract or option thereon, it will create a segregated account of liquid assets, such as cash, U.S. government securities or other liquid high grade debt obligations, or will otherwise cover its position in accordance with applicable requirements of the SEC.

                  The International Equity, Small Cap Value, Small Cap Growth, Equity Growth, Tax Managed Equity, Equity Index, Large Cap Value, Balanced Allocation, Strategic Income Bond, Total Return Advantage, Limited Maturity Bond, Mid Cap Growth and U.S. Government Income Funds may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When a Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, a Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Fund intends to purchase. Similarly, if the value of a Fund's securities is expected to decline, it might purchase put options or sell call options on futures contracts rather than sell futures contracts.

                  The Funds may write covered call options, buy put options, buy call options and sell or "write" secured put options on a national securities exchange and issued by the Options Clearing Corporation for hedging purposes. Such transactions may be effected on a principal basis with primary reporting dealers in U.S. government securities in an amount not exceeding 5% of a Fund's net assets. Such options may relate to particular securities, stock or bond indices, financial instruments or foreign currencies. Purchasing options is a specialized investment technique which entails a substantial risk of a complete loss of the amounts paid as premiums to the writer of the option.

                  A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to or only at the expiration of the option, regardless of the market price of the security. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. In contrast to an option on a particular security, an option on a securities index provides the holder with the right to make or receive a cash settlement upon exercise of the option.

                  Each Fund may purchase and sell put options on portfolio securities at or about the same time that it purchases the underlying security or at a later time. By buying a put, a Fund limits its risk of loss from a decline in the market value of the security until the put expires. Any appreciation in the value of and yield otherwise available from the underlying security, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Call options may be purchased by a Fund in order to acquire the underlying security at a later date at a price that avoids any additional cost that would result from an increase in the market value of the security. A Fund may also purchase call options to increase its return to investors at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security. Prior to its expiration, a purchased put or call option may be sold in a closing sale transaction (a sale by a Fund, prior to the exercise of an option that it has purchased, of an option of the same series), and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs.

                  In addition, each Fund may write covered call and secured put options. A covered call option means that a Fund owns or has the right to acquire the underlying security subject to call at all times during the option period. A secured put option means that a Fund maintains in a segregated account with its custodian cash or U.S. government securities in an amount not less than the exercise price of the option at all times during the option period. Such options will be listed on a national securities exchange and issued by the Options Clearing Corporation and may be effected on a principal basis with primary reporting dealers in the U.S.

                  The aggregate value of the securities subject to options written by a Fund will not exceed 33 1/3% (20% with respect to the Equity Index
Fund) of the value of its net assets. In order to close out an option position prior to maturity, a Fund may enter into a "closing purchase transaction" by purchasing a call or put option (depending upon the position being closed out) on the same security with the same exercise price and expiration date as the option which it previously wrote.

                  Options trading is a highly specialized activity and carries greater than ordinary investment risk. Purchasing options may result in the complete loss of the amounts paid as premiums to the writer of the option. In writing a covered call option, a Fund gives up the opportunity to profit from an increase in the market price of the underlying security above the exercise price (except to the extent the premium represents such a profit). Moreover, it will not be able to sell the underlying security until the covered call option expires or is exercised or a Fund closes out the option. In writing a secured put option, a Fund assumes the risk that the market value of the security will decline below the exercise price of the option. The use of covered call and secured put options will not be a primary investment technique of a Fund. For a detailed description of these investments and related risks, see Appendix B attached to this Statement of Additional Information.

         RISK FACTORS ASSOCIATED WITH FUTURES AND RELATED OPTIONS

                  To the extent the Total Return Advantage, Bond, Strategic Income Bond, GNMA and Limited Maturity Bond Funds are engaging in a futures transaction as a hedging device, due to the risk of an imperfect correlation between securities in their funds that are the subject of a hedging transaction and the futures contract used as a hedging device, it is possible that the hedge will not be fully effective in that, for example, losses on the portfolio securities may be in excess of gains on the futures contract or losses on the futures contract may be in excess of gains on the portfolio securities that were the subject of the hedge. In futures contracts based on indices, the risk of imperfect correlation increases as the composition of the Funds varies from the composition of the index. In an effort to compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of futures contracts, the Funds may buy or sell futures contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the futures contract has been less or greater than that of the securities. Such "over hedging" or "under hedging" may adversely affect a Fund's net investment results if market movements are not as anticipated when the hedge is established.

                  Successful use of futures by the Funds also are subject to the Adviser's or Sub-adviser's ability to predict correctly movements in the direction of securities prices, interest rates and other economic factors. For example, if the Funds have hedged against the possibility of a decline in the market adversely affecting the value of securities held in their funds and prices increase instead, the Funds will lose part or all of the benefit of the increased value of securities which they have hedged because they will have offsetting losses in their futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. The Funds may have to sell securities at a time when it may be disadvantageous to do so.

                  Although the Strategic Income Bond, Total Return Advantage, Bond, GNMA and Limited Maturity Bond Funds intend to enter into futures contracts and the Strategic Income Bond, Total Return Advantage and Limited Maturity Bond Funds into options transactions only if there is an active market for such investments, no assurance can be given that a liquid market will exist for any particular contract or transaction at any particular time. See "Illiquid Securities." Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contracts prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Funds to substantial losses. If it is not possible, or a Fund determines not, to close a futures position in anticipation of adverse price movements, it will be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the Fund being hedged, if any, may offset partially or completely losses on the futures contract.

                  The primary risks associated with the use of futures contracts and options are:

                  1. the imperfect correlation between the change in market value of the securities held by a Fund and the price of the futures contract or option;


                  2. possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired;


                  3. losses greater than the amount of the principal invested as initial margin due to unanticipated market movements which are potentially unlimited; and


                  4. the Adviser's or Sub-adviser's, in the case of the Total Return Advantage Fund, ability to predict correctly the direction of securities prices, interest rates and other economic factors.

DOLLAR ROLLS

                  The Balanced Allocation, U.S. Government Income, Strategic Income Bond and Michigan Municipal Bond Funds may invest in reverse repurchase agreements in the form of Dollar Rolls. Dollar Rolls are transactions in which securities are sold by a Fund for delivery in the current month and the Fund simultaneously contracts to repurchase substantially similar securities on a specified future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities sold to arrive at an implied borrowing rate. Alternatively, the sale and purchase transactions can be executed at the same price, with the Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar Rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security. If the broker-dealer to which the Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into Dollar Rolls include the risk that the value of the security may change adversely over the term of the Dollar Roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held. At the time a Fund enters into a Dollar Roll, it will place in a segregated custodial account assets such as U.S. government securities or other liquid, high grade debt securities consistent with the Fund's investment restrictions having a value equal to the repurchase price
(including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained.

SHORT SALES

                  Each Fund may engage in short sales of its securities. Selling securities short involves selling securities the seller does not own (but has borrowed) in anticipation of a decline in the market price of such securities. To deliver the securities to the buyer, the seller must arrange through a broker to borrow the securities and, in so doing, the seller becomes obligated to replace the securities borrowed at their market price at the time of replacement. In a short sale, the proceeds the seller receives from the sale are retained by a broker until the seller replaces the borrowed securities. The seller may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

                  A Fund may only sell securities short "against the box." A short sale is "against the box" if, at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issuer as the securities that are sold short.

ASSET-BACKED SECURITIES

                  The Balanced Allocation Fund, the Fixed Income Funds and, to the extent permitted by Rule 2a-7 under the 1940 Act and as is consistent with their investment objective and policies, the Money Market Funds may purchase asset-backed securities, which are securities backed by mortgages, installment contracts, credit card receivables or other assets. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made monthly, thus in effect "passing through" monthly payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments, and the average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as a result of mortgage prepayments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. Asset-backed securities acquired by a Fund may include collateralized mortgage obligations (CMOs) issued by private companies.

                  In general, the collateral supporting non-mortgage, asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. Such securities may also be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or instrumentalities.

                  Each Fund may purchase securities that are secured or backed by mortgages and are issued by entities such as GNMA, Federal National Mortgage Association (FNMA), Federal Home Loan Mortgage Corporation (FHLMC), or private mortgage conduits. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. Except for private mortgage conduits, these securities represent ownership in a pool of federally insured mortgage loans. The yield and average life characteristics of mortgage-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (I.E., loans) generally may be prepaid at any time. As a result, if a mortgage-backed security is purchased at a premium, a prepayment rate that is faster than expected will reduce the expected yield to maturity and average life, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity and average life. Conversely, if a mortgage-backed security is purchased at a discount, faster than expected prepayments will increase, while slower than expected prepayments will decrease, the expected yield to maturity and average life. There can be no assurance that the Trust's estimation of the duration of mortgage-backed securities it holds will be accurate or that the duration of such instruments will always remain within the maximum target duration. In calculating the average weighted maturity of the Funds, the maturity of mortgage-backed securities will be based on estimates of average life.

                  Prepayments on mortgage-backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors. Like other fixed income securities, when interest rates rise, the value of mortgage-backed securities generally will decline; however, when interest rates decline, the value of mortgage-backed securities may not increase as much as that of other similar duration fixed income securities, and, as noted above, changes in market rates of interest may accelerate or retard prepayments and thus affect maturities.

                  These characteristics may result in a higher level of price volatility for these assets under certain market conditions. In addition, while the market for mortgage-backed securities is ordinarily quite liquid, in times of financial stress the market for these securities can become restricted.

                  There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by GNMA include GNMA Mortgage Pass-Through Certificates (also known as Ginnie Maes) which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through

Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "Pcs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

                  Privately issued mortgage backed securities will carry an investment grade rating at the time of purchase by S&P or by Moody's or, if unrated, will be in the adviser's opinion equivalent in credit quality to such rating. Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. government.

                  CMOs may be issued by the U.S. Government, its agencies, instrumentalities or sponsored enterprises, including FNMA and FHLMC or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs represent direct ownership interests in a pool of residential mortgage loans or mortgage pass-through securities (the "Mortgage Assets"), the payments on which are used to make payments on the CMOs.

                  Each class of a CMO, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Assets underlying a CMO may cause some or all of the classes of the CMO to be retired substantially earlier than its final distribution date.

                  The principal of and interest on the Mortgage Assets may be allocated among the several classes of a CMO in various ways. In certain structures (known as "sequential pay" CMOs), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of the CMO in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final scheduled distribution date have been paid in full.

                  Additional structures of CMOs include, among others, "parallel pay" CMOs. Parallel pay CMOs are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

                  Non-mortgage asset-backed securities involve certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

INTEREST RATE AND TOTAL RETURN SWAPS

                  The Balanced Allocation, Total Return Advantage, GNMA, Limited Maturity Bond, Strategic Income Bond and U.S. Government Income Funds may enter into interest rate swaps for hedging purposes and not for speculation. The Balanced Allocation Fund may also use total return swaps for the same purposes. The Fund will typically use interest rate or total return swaps to preserve a return on a particular investment or portion of its portfolio or to shorten the effective duration of its investments. Swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest or the total return of a predefined "index," such as an exchange of fixed rate payments for floating rate payments or an exchange of a floating rate payment for the total return on an index.

                  The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of liquid assets, such as cash, U.S. government securities or other liquid high grade debt securities, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian. A Fund will not enter into any interest rate swap unless the unsecured commercial paper, senior debt, or claims paying ability of the other party is rated, with respect to the Limited Maturity Bond, Strategic Income Bond and Total Return Advantage Funds, either "A" or "A-1" or better by S&P or Fitch, or "A" or "P-1" or better by Moody's or, with respect to the GNMA Fund, the claims paying ability of the other party is deemed creditworthy and any such obligation the GNMA Fund may have under such an arrangement will be covered by setting aside liquid high grade securities in a segregated account.

                  The Balanced Allocation, Total Return Advantage, GNMA, Limited Maturity Bond and Strategic Income Bond Funds will only enter into swaps on a net basis, (I.E., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). Inasmuch as these transactions are entered into for good faith hedging purposes, the Funds and their respective Adviser or Sub-Adviser believe that such obligations do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions. The net amount of the excess, if any, of the Fund's obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of liquid assets, such as cash, U.S. government securities or other liquid high grade debt securities, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian.

                  If there is a default by the other party to a swap transaction, the Fund involved will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with markets for other similar instruments which are traded in the Interbank market.

ZERO COUPON OBLIGATIONS

                  The Ohio Tax Exempt Bond, Strategic Income Bond, U.S. Government Income and Michigan Municipal Bond Funds may invest in zero coupon obligations. Zero coupon obligations are discount debt obligations that do not make periodic interest payments although income is generally imputed to the holder on a current basis. Such obligations may have higher price volatility than those which require the payment of interest periodically. The Adviser will consider the liquidity needs of the Fund when any investment in zero coupon obligations is made.

INCOME PARTICIPATION LOANS

                  The Balanced Allocation, Total Return Advantage, Intermediate Bond, Limited Maturity Bond and Strategic Income Bond Funds may make or acquire participations in privately negotiated loans to borrowers. Frequently, such loans have variable interest rates and may be backed by a bank letter of credit; in other cases they may be unsecured. Such transactions may provide an opportunity to achieve higher yields than those that may be available from other securities offered and sold to the general public.

                  Privately arranged loans, however, will generally not be rated by a credit rating agency and will normally be liquid, if at all, only through a provision requiring repayment following demand by the lender. Such loans made by a Fund may have a demand provision permitting the Fund to require repayment within seven days. Participations in such loans, however, may not have such a demand provision and may not be otherwise marketable. Recovery of an investment in any such loan that is illiquid and payable on demand will depend on the ability of the borrower to meet an obligation for full repayment of principal and payment of accrued interest within the demand period, normally seven days or less (unless the Fund determines that a particular loan issue, unlike most such loans, has a readily available market). As it deems appropriate, the Board of Trustees of the Trust will establish procedures to monitor the credit standing of each such borrower, including its ability to honor contractual payment obligations.

CERTIFICATES OF PARTICIPATION

                  The Michigan Municipal Bond Fund may purchase Michigan Municipal Securities in the form of "certificates of participation" which represent undivided proportional interests in lease payments by a governmental or nonprofit entity. The other Tax Free Funds may also purchase certificates of participation. The municipal leases underlying the certificates of participation in which the Funds invest will be subject to the same quality rating standards applicable to Municipal Securities. Certificates of participation may be purchased from a bank, broker-dealer or other financial institution. The lease payments and other rights under the lease provide for and secure the payments on the certificates.

                  Lease obligations may be limited by law, municipal charter or the duration or nature of the appropriation for the lease and may be subject to periodic appropriation. In particular, lease obligations, may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the certificate trustee cannot accelerate lease obligations upon default; in such event, the trustee would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment. In addition, certificates of participation are less liquid than other bonds because there is a limited secondary trading market for such obligations.

WHEN-ISSUED SECURITIES

                  The International Equity, Large Cap Ultra, Small Cap Value, Small Cap Growth, Equity Growth, Tax Managed Equity, Core Equity, Large Cap Value, Balanced Allocation, Total Return Advantage, Bond, Intermediate Bond, GNMA, Limited Maturity Bond, Strategic Income Bond, Ohio Tax Exempt Bond, Pennsylvania Municipal Bond, National Tax Exempt Bond, Michigan Municipal Bond, Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market, Tax Exempt Money Market, Mid Cap Growth and U.S. Government Income Funds may purchase securities on a "when-issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). The Funds do not intend to purchase when-issued securities for speculative purposes but only for the purpose of acquiring portfolio securities. In when-issued and delayed delivery transactions, a Fund relies on the seller to complete the transaction; its failure to do so may cause the Fund to miss a price or yield considered to be attractive. One form of when-issued or delayed delivery security that the GNMA and Bond Funds may purchase is a "to be announced" (TBA) mortgage-backed security. A TBA transaction arises when a mortgage-backed security, such as a GNMA pass-through security, is purchased or sold with the specific pools that will constitute that GNMA pass-through security to be announced on a future settlement date.

                  When a Fund agrees to purchase when-issued securities, the custodian segregates cash or liquid portfolio securities equal to the amount of the commitment. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment, marked to market daily. It is likely that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described, the Fund's liquidity and ability to manage its portfolio might be affected in the event its commitments to purchase when-issued securities ever exceeded 25% of the value of its total assets.

                  When a Fund engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous. A Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

SHORT-TERM OBLIGATIONS

                  The International Equity, Small Cap Value, Small Cap Growth, Equity Growth, Mid Cap Growth, Tax Managed Equity, Core Equity, Equity Index, Large Cap Value, Balanced Allocation, Total Return Advantage, Bond, Intermediate Bond, GNMA, Limited Maturity Bond, Strategic Income Bond, and U.S. Government Income Funds may hold temporary cash balances which may be invested in various short-term obligations (with maturities of 18 months or less, 12 months or less in the case of the Mid Cap Growth and U.S. Government Income Funds) such as domestic and foreign commercial paper, bankers' acceptances, certificates of deposit and demand and time deposits of domestic and foreign branches of U.S. banks and foreign banks, U.S. government securities, repurchase agreements, reverse repurchase agreements and GICs. The Equity Index Fund cannot invest in foreign commercial paper and GICs. A Fund may invest no more than 5% of its net assets in variable and floating rate obligations. During temporary defensive periods, each Fund may hold up to 100% of its total assets in these types of obligations.

                  In the case of repurchase agreements, default or bankruptcy of the seller may expose a Fund to possible loss because of adverse market action or delays connected with the disposition of the underlying obligations. Further, it is uncertain whether a Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities. Reverse repurchase agreements involve the risk that the market value of the securities held by a Fund may decline below the price of the securities it is obligated to repurchase. See "Repurchase Agreements" and "Reverse Repurchase Agreements" above.

                  Investments include commercial paper and other short-term promissory notes issued by corporations (including variable and floating rate instruments) must be rated at the time of purchase "A-2" or better by S&P, "Prime-2" or better by Moody's, "F2" or better by Fitch or, determined by the adviser to be of comparable quality pursuant to guidelines approved by the Trust's Board of Trustees. In addition, the International Equity, Small Cap Growth, Tax Managed Equity, Core Equity, Balanced Allocation, Total Return Advantage, Intermediate Bond, Limited Maturity Bond and Strategic Income Bond Funds may invest in Canadian Commercial Paper (CCP), which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer. Each Fund may also acquire zero coupon obligations, which have greater price volatility than coupon obligations and which will not result in the payment of interest until maturity.

                  Bank obligations include bankers' acceptances and negotiable certificates of deposit, and non-negotiable demand and time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System. Bank obligations also include U.S. dollar denominated bankers' acceptances and certificates of deposit and time deposits issued by foreign branches of U.S. banks or foreign banks. Investment in bank obligations is limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase. These bank obligations are not insured by the Federal Deposit Insurance Corporation. Each of the International Equity, Small Cap Growth, Tax Managed Equity, Core Equity, Balanced Allocation, Total Return Advantage, Intermediate Bond, Limited Maturity Bond and Strategic Income Bond Funds may also make interest bearing savings deposits in commercial and savings banks not in excess of 5% of its total assets. Investment in non-negotiable time deposits is limited to no more than 5% of a Fund's total assets at the time of purchase.

MONEY MARKET INSTRUMENTS

                  The Money Market Fund may invest in "money market" instruments, including bank obligations and commercial paper. The Ohio Municipal Money Market and Pennsylvania Tax Exempt Money Market Funds may also invest, from time to time, a portion of their assets for temporary defensive or other purposes in such taxable money market instruments.

                  Bank obligations include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System. Bank obligations also include U.S. dollar denominated bankers' acceptances, certificates of deposit and time deposits issued by foreign branches of U.S. banks or foreign banks. Investment in bank obligations is limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase. These bank obligations are not issued by the Federal Deposit Insurance Corporation. The Money Market Fund may also make interest bearing savings deposits in commercial and savings banks not in excess of 5% of its total assets. Investment in non-negotiable time deposits is limited to no more than 5% of the Fund's total assets at the time of purchase.

                  Investments in commercial paper and other short-term promissory notes issued by corporations (including variable and floating rate instruments) must be rated at the time of purchase "A-2" or better by S&P, "Prime-2" or better by Moody's, "F2" or better by Fitch or, if not rated, determined by the Adviser to be of comparable quality pursuant to guidelines approved by the Trust's Board of Trustees. Investments may also include corporate notes. In addition, the Money Market Fund may invest in Canadian Commercial Paper ("CCP"), which is U.S. dollar denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer. The Money Market Fund may acquire zero coupon obligations, which have greater price volatility than coupon obligations and which will not result in the payment of interest until maturity.

                  Investments in the obligations of foreign branches of U.S. banks, foreign banks and other foreign issuers may subject the Money Market Fund to additional investment risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks. The Money Market Fund will invest in the obligations of foreign banks or foreign branches of U.S. banks only when the Adviser believes that the credit risk with respect to the instrument is minimal.

                  The Money Market Fund may also make limited investments in GICs issued by U.S. insurance companies. The Fund will purchase a GIC only when the Adviser has determined, under guidelines established by the Board of Trustees, that the GIC presents minimal credit risks to the Fund and is of comparable quality to instruments that are rated high quality by certain nationally recognized statistical rating organizations.

GOVERNMENT SECURITIES

                  The Treasury Money Market and Treasury Plus Money Market Funds may only invest in direct obligations of the U.S. Treasury and investment companies that invest only in such obligations. In addition to such investments, the Balanced Allocation, Total Return Advantage, Bond, Intermediate Bond, GNMA, Limited Maturity Bond, Strategic Income Bond, Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market, Tax Exempt Money Market, Money Market, Government Money Market, Mid Cap Growth, U.S. Government Income, and Michigan Municipal Bond Funds may invest in U.S. government agency obligations, examples of which include the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks and Maritime Administration. Some of these obligations are supported by the full faith and credit of the U.S. Treasury, such as obligations issued by the Government National Mortgage Association. Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law. Some of these investments may be variable or floating rate instruments. See

"Variable and Floating Rate Obligations." The Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market, Tax Exempt Money Market, Money Market and Government Money Market Funds will invest in the obligations of such agencies or instrumentalities only when the Adviser believes that the credit risk with respect thereto is minimal.

U.S. TREASURY OBLIGATIONS AND RECEIPTS

                  The Balanced Allocation, Total Return Advantage, Bond, Intermediate Bond, GNMA, Limited Maturity Bond, Strategic Income Bond, Money Market, Mid Cap Growth, U.S. Government Income and Michigan Municipal Bond Funds may invest in U.S. Treasury obligations consisting of bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as STRIPS (Separately Traded Registered Interest and Principal Securities).

                  The Funds may invest in separately traded interest and principal component parts of the U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include Treasury Receipts (TRs), Treasury Investment Growth Receipts (TIGRs), Liquid Yield Option Notes (LYONs), and Certificates of Accrual on Treasury Securities
(CATS). TIGRs, LYONs and CATS are interests in private proprietary accounts while TR's are interests in accounts sponsored by the U.S. Treasury. The private proprietary accounts underlying TIGRs, LYONs and CATS are not government guaranteed.

                  Securities denominated as TRs, TIGRs, LYONs and CATS are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying investments.

STAND-BY COMMITMENTS

                  The Tax Free Funds, Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market, and Tax Exempt Money Market Funds may acquire stand-by commitments. Under a stand-by commitment, a dealer agrees to purchase at a Fund's option specified Municipal Securities at a specified price. Stand-by commitments acquired by a Fund must be of high quality as determined by any Rating Agency, or, if not rated, must be of comparable quality as determined by the Adviser. A Fund acquires stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

DERIVATIVE INSTRUMENTS

                  The International Equity, Small Cap Value, Small Cap Growth, Equity Growth, Tax Managed Equity, Core Equity, Equity Index, Large Cap Value, Balanced Allocation, Total Return Advantage, Bond, Intermediate Bond, GNMA, Limited Maturity Bond, Strategic Income Bond, Money Market, Mid Cap Growth, and U.S. Government Income Funds may purchase certain "derivative" instruments. Derivative instruments are instruments that derive value from the performance of underlying securities, interest or currency exchange rates, or indices, and include (but are not limited to) futures contracts, options, forward currency contracts and structured debt obligations (including collateralized mortgage obligations ("CMOs"), various floating rate instruments and other types of securities).

                  Like all investments, derivative instruments involve several basic types of risks which must be managed in order to meet investment objectives. The specific risks presented by derivatives include, to varying degrees, market risk in the form of underperformance of the underlying securities, exchange rates or indices; credit risk that the dealer or other counterparty to the transaction will fail to pay its obligations; volatility and leveraging risk that, if interest or exchange rates change adversely, the value of the derivative instrument will decline more than the securities, rates or indices on which it is based; liquidity risk that the Fund will be unable to sell a derivative instrument when it wants because of lack of market depth or market disruption; pricing risk that the value of a derivative instrument (such as an option) will not correlate exactly to the value of the underlying securities, rates or indices on which it is based; extension risk that the expected duration of an instrument may increase or decrease; and operations risk that loss will occur as a result of inadequate systems and controls, human error or otherwise. Some derivative instruments are more complex than others, and for those instruments that have been developed recently, data are lacking regarding their actual performance over complete market cycles.

TAX-EXEMPT DERIVATIVES AND OTHER MUNICIPAL SECURITIES

                  The Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market and Tax Exempt Money Market Funds may invest in tax-exempt derivative securities relating to Municipal Securities, including tender option bonds, participations, beneficial interests in trusts and partnership interests. (See generally "Derivative Instruments" above.)

                  Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance, and opinions relating to the validity of and the tax-exempt status of payments received by the Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market and Tax Exempt Money Market Funds from tax-exempt derivative securities are rendered by counsel to the respective sponsors of such securities. The Funds and the Adviser will rely on such opinions and will not review independently the underlying proceedings relating to the issuance of Municipal Securities, the creation of any tax-exempt derivative securities, or the bases for such opinions.

SECURITIES OF OTHER INVESTMENT COMPANIES

                  Subject to 1940 Act limitations and pursuant to applicable SEC requirements, each Fund (other than the Aggressive Allocation and Conservative Allocation Funds) may invest in securities issued by other investment companies which invest in high quality, short-term debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method. Each Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and
(iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or by the Trust as a whole. With regard to the Tax Free Funds and the Money Market Funds, not more than 10% of the outstanding voting stock of any one investment company will be owned in the aggregate by the Fund and other investment companies advised by the Adviser.

                  As described in their prospectus and this Statement of Additional Information, the Aggressive Allocation and Conservative Allocation Funds may invest their assets without limitation in Underlying Funds. See "Aggressive Allocation Fund" and "Conservative Allocation Fund" above.

                  The Equity Funds and the Balanced Allocation Fund may invest in Standard & Poor's Depositary Receipts ("SPDRs") and similar index tracking stocks as is consistent with their investment objectives and policies. SPDRs represent interests in the SPDR Trust, a unit investment trust that holds shares of all the companies in the S&P 500. The SPDR Trust closely tracks the price performance and dividend yield of the S&P 500. Other index tracking stocks are structured similarly to SPDRs but track the price performance and dividend yield of different indices. SPDRs and other index tracking stocks can be expected to increase and decrease in value in proportion to increases and decreases in the indices that they are designed to track. The volatility of different index tracking stocks can be expected to vary in proportion to the volatility of the particular index they track. For example, stocks that track an index comprised of Nasdaq traded stocks, or stocks that track an index comprised of stocks of foreign companies (such as iShares which are described below), may be expected to fluctuate in value more widely the SPDRs (which track the S&P 500) or stocks that track other less volatile indices. Index tracking stocks are traded similarly to stocks of individual companies. Although an index tracking stock is designed to provide investment performance corresponding to its index, it may not be able to exactly replicate the performance because of trust expenses and other factors. The SPDR Trust and trusts underlying other index tracking stocks are structured to be regulated investment companies and may make distributions to a Fund that may not be characterized entirely as ordinary income for tax purposes. Such distributions will be passed through to Fund investors in the character as received by the Fund. Because investments in SPDRs and other index tracking stocks represent interests in unit investment trusts, such investments are subject to the 1940 Act's limitations on investments in other investment companies.

                  In addition, the International Equity Fund may purchase shares of investment companies investing primarily in foreign securities, including "country funds" which have portfolios consisting exclusively of securities of issuers located in one foreign country. Such "country funds" may be either open-end or closed-end investment companies.

                  The International Equity Fund may also purchase iShares (formerly, WEBS) issued by iShares, Inc. (formerly WEBS Index Fund, Inc.) and similar securities of other issuers. iShares are shares of an investment company that invests substantially all of its assets in securities included in the Morgan Stanley Capital International indices for specific countries. Because the expense associated with an investment in iShares can be substantially lower than the expense of small investments directly in the securities comprising the indices it seeks to track, the Adviser believes that investments in iShares of countries that are included in the EAFE Index can provide a cost-effective means of diversifying the Fund's assets across a broader range of equity securities.

                  Shares are listed on the American Stock Exchange (AMEX), and were initially offered to the public in 1996. The market prices of iShares are expected to fluctuate in accordance with both changes in the net asset values of their underlying indices and supply and demand of iShares on the AMEX. To date, iShares have traded at relatively modest discounts and premiums to their net asset values. However, iShares have a limited operating history, and information is lacking regarding the actual performance and trading liquidity of iShares for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of iShares will continue to be met or will remain unchanged.

                  In the event substantial market or other disruptions affecting iShares or CountryBaskets should occur in the future, the liquidity and value of the International Equity Fund's shares could also be substantially and adversely affected, and the Fund's ability to provide investment results approximating the performance of securities in the EAFE could be impaired. If such disruptions were to occur, the Fund could be required to reconsider the use of iShares, CountryBaskets or other "country funds" as part of its investment strategy.

                  As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which the Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by a Fund and, therefore, will be borne indirectly by its shareholders.

MUNICIPAL SECURITIES

                  The Ohio Tax Exempt Bond, Pennsylvania Municipal Bond, National Tax Exempt Bond and Michigan Municipal Bond Funds may invest in Municipal Securities. The two principal classifications of Municipal Securities consist of "general obligation" and "revenue" issues.

Municipal Bonds include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, and the extension of loans to public institutions and facilities.

                  Municipal Securities that are payable only from the revenues derived from a particular facility may be adversely affected by federal or state laws, regulations or court decisions which make it more difficult for the particular facility to generate revenues sufficient to pay such interest and principal, including, among others, laws, decisions and regulations which limit the amount of fees, rates or other charges which may be imposed for use of the facility or which increase competition among facilities of that type or which limit or otherwise have the effect of reducing the use of such facilities generally, thereby reducing the revenues generated by the particular facility. Municipal Securities, the payment of interest and principal on which is insured in whole or in part by a governmentally created fund, may be adversely affected by laws or regulations which restrict the aggregate proceeds available for payment of principal and interest in the event of a default on such municipal securities. Similarly, the payment of interest and principal on Municipal Securities may be adversely affected by respective state laws which limit the availability of remedies or the scope of remedies available in the event of a default on such municipal securities. Because of the diverse nature of such laws and regulations and the impossibility of either predicting in which specific Municipal Securities the Funds will invest from time to time or predicting the nature or extent of future judicial interpretations or changes in existing laws or regulations or the future enactment or adoption of additional laws or regulations, it is not presently possible to determine the impact of such laws, regulations and judicial interpretations on the securities in which the Funds may invest and, therefore, on the shares of the Fund.

                  There are, of course, variations in the quality of Municipal Securities both within a particular classification and between classifications, and the yields on Municipal Securities depend upon a variety of factors, including the financial condition of the issuer, the general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of rating agencies represent their opinions as to the quality of Municipal Securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Municipal Securities with the same maturity, interest rate and rating may have different yields while Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by a Fund, an issue of Municipal Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. The Funds' adviser will consider such an event in determining whether they should continue to hold the obligation.

                  The payment of principal and interest on most Municipal Securities purchased by the Funds will depend upon the ability of the issuers to meet their obligations. An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest or the principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

                  Certain Municipal Securities held by the Funds may be insured at the time of issuance as to the timely payment of principal and interest. The insurance policies will usually be obtained by the issuer or original purchaser of the Municipal Securities at the time of their original issuance. In the event that the issuer defaults on interest or principal payments, the insurer of the obligation is required to make payment to the bondholders upon proper notification. There is, however, no guarantee that the insurer will meet its obligations. In addition, such insurance will not protect against market fluctuations caused by changes in interest rates and other factors.

                  Municipal notes in which the Funds may invest include, but are not limited to, general obligation notes, tax anticipation notes (notes sold to finance working capital or capital facilities needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes.

                  The Funds invest in Municipal Securities which at the time of purchase are rated in one of the four highest rating categories by a Rating Agency for bonds and in one of the two highest rating categories by a Rating Agency for money market securities.

                  Securities that are unrated at the time of purchase will be determined to be of comparable quality by the Funds' adviser pursuant to guidelines approved by the Trust's Board of Trustees. If the rating of an obligation held by a Fund is reduced below its rating requirements, the Fund will sell the obligation when the adviser believes that it is in the best interests of the Fund to do so. The applicable ratings are more fully described in Appendix A.

SPECIAL CONSIDERATIONS REGARDING INVESTMENT IN OHIO MUNICIPAL SECURITIES

                  As described in the Prospectuses, each of the Ohio Tax Exempt Bond and Ohio Municipal Money Market Funds will invest most of its net assets in Ohio Municipal Securities. The Funds are therefore susceptible to general or particular economic, political or regulatory factors that may affect issuers of Ohio Municipal Securities. The Funds are therefore susceptible to general or particular economic, political or regulatory factors that may affect issuers of Ohio Municipal Securities. The following information constitutes only a brief summary of some of the many complex factors that may have an effect. The information does not apply to "conduit" obligations on which the public issuer itself has no financial responsibility. This information is derived from official statements of certain Ohio issuers published in connection with their issuance of securities and from other publicly available information, and is believed to be accurate. No independent verification has been made of any of the following information.

                  Generally, the creditworthiness of Ohio Municipal Securities of local issuers is unrelated to that of obligations of the State itself, and the State has no responsibility to make payments on those local obligations.

                  There may be specific factors that at particular times apply in connection with investment in particular Ohio Municipal Securities or in those obligations of particular Ohio issuers. It is possible that the investment may be in particular Ohio Municipal Securities, or in those of particular issuers, as to which those factors apply. However, the information below is intended only as a general summary, and is not intended as a discussion of any specific factors that may affect any particular obligation or issuer.

                  Ohio is the seventh most popular state. The 1990 Census count of 10,847,000 indicated a 0.5% population increase from 1980. The Census estimate for 1999 was 11,256,700.

                  While diversifying more into the service and other non-manufacturing areas, the Ohio economy continues to rely in part on durable goods manufacturing largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity, as in many other industrially-developed states, tends to be more cyclical than in some other states and in the nation as a whole. Agriculture is an important segment of the economy, with over half the State's area devoted to farming and approximately 16% of total employment in agribusiness.

                  In earlier years, the State's overall unemployment rate was commonly somewhat higher than the national figure. For example, the reported 1990 average monthly State rate was 5.7%, compared to the 5.5% national figure. However, in recent years except 1999, the State rates were below the national rates (4.3% versus 4.5% in 1998, 4.3% versus 4.2% in 1999, and with State rates slightly higher than national rates in January, February and March 2000 but slightly lower in April and May). The unemployment rate and its effects vary among geographic areas of the State.

                  There can be no assurance that future national, regional or state-wide economic difficulties, and the resulting impact on State or local government finances generally, will not adversely affect the market value of Ohio Municipal Securities held in the Funds or the ability of particular obligors to make timely payments of debt service on (or lease payments relating to) those obligations.

                  The State operates on the basis of a fiscal biennium for its appropriations and expenditures, and is precluded by law from ending its July 1 to June 30 fiscal year (FY) or fiscal biennium in a deficit position. Most State operations are financed through the General Revenue Fund (GRF), for which the personal income and sales-use taxes are the major sources. Growth and depletion of GRF ending fund balances show a consistent pattern related to national economic conditions, with the ending FY balance reduced during less favorable and increased during more favorable economic periods. The State has well-established procedures for, and has timely taken, necessary actions to ensure resource/expenditure balances during less favorable economic periods. Those procedures included general and selected reductions in appropriations spending.

                  The 1992-93 biennium presented significant challenges to State finances, successfully addressed. To allow time to resolve certain budget differences an interim appropriations act was enacted effective July 1, 1991; it included GRF debt service and lease rental appropriations for the entire biennium, while continuing most other appropriations for a month. Pursuant to the general appropriations act for the entire biennium, passed on July 11, 1991, $200 million was transferred from the Budget Stabilization Fund (BSF, a cash and budgetary management fund) to the GRF in FY 1992.

                  Based on updated results and forecasts in the course of that FY, both in light of a continuing uncertain nationwide economic situation, there was projected, and then timely addressed, an FY 1992 imbalance in GRF resources and expenditures. In response, the Governor ordered most State agencies to reduce GRF spending in the last six months of FY 1992 by a total of approximately $184 million; the $100.4 million BSF balance and additional amounts from certain other funds were transferred late in the FY to the GRF, and adjustments were made in the timing of certain tax payments.

                  A significant GRF shortfall (approximately $520 million) was then projected for FY 1993. It was addressed by appropriate legislative and administrative actions, including the Governor's ordering $300 million in selected GRF spending reductions and subsequent executive and legislative action (a combination of tax revisions and additional spending reductions). The June 30, 1993 ending GRF fund balance was approximately $111 million, of which, as a first step to replenishment, $21 million was deposited in the BSF.

                  None of the spending reductions were applied to appropriations needed for debt service on or lease rentals relating to any State obligations.

                  The 1994-95 biennium presented a more affirmative financial picture. Based on June 30, 1994 balances, an additional $260 million was deposited in the BSF. The biennium ended June 30, 1995 with a GRF ending fund balance of $928 million, of which $535.2 million was transferred into the BSF. The significant GRF fund balance, after leaving in the GRF an unreserved and undesignated balance of $70 million, was transferred to the BSF and other funds including school assistance funds and, in anticipation of possible federal program changes, a human services stabilization fund.

                  From a higher than forecast 1996-97 mid-biennium GRF fund balance, $100 million was transferred for elementary and secondary school computer network purposes and $30 million to a new State transportation infrastructure fund. Approximately $400.8 million served as a basis for temporary 1996 personal income tax reductions aggregating that amount. Of the 1996-97 biennium-ending $834.9 million GRF fund balance, $250 million went to school building construction and renovation, $94 million to the school computer network, $44.2 million for school textbooks and instructional materials and a distance learning program, and $34 million to the BSF, and the $263 million balance to a State income tax reduction fund.

                  The 1998-99 biennium ending CRF balances were $1.5 billion
(cash) and $976 million (fund). Of that fund balance, $325.7 million was transferred to school building assistance, $46.3 million to BSF, $90 million to supply classroom computers for interactive video distance learning, and the remaining amount to the State income tax reduction fund.

                  The GRF appropriations acts for the current 2000-01 biennium (one for all education purposes, and one for general GRF purposes) were passed in June 1999 and promptly signed (after selective vetoes) by the Governor. Those acts provided for total GRF biennial expenditures of over $39.8 billion. Necessary GRF debt service and lease-rental appropriations for the entire biennium were requested in the Governor's proposed budget and incorporated in the appropriations bills as introduced, and were included in the bill versions as passed by the House and Senate and in the acts as passed and signed.

                  From the June 30, 2000 FY ending GRF fund balance of over $855 million, transfers were made in amounts of $610 million to the income reduction fund and $49 million to BSF. The BSF had a September 1, 2000 balance of slightly over $1 billion.

                  The State's incurrence or assumption of debt without a vote of the people is, with limited exceptions noted below, prohibited by current State constitutional provisions. The State may incur debt, limited in amount to $750,000, to cover casual deficits or failures in revenues or to meet expenses not otherwise provided for. The Constitution expressly precludes the State from assuming the debts of any local government or corporation. (An exception is made in both cases for any debt incurred to repel invasion, suppress insurrection or defend the State in war.)

                  By 16 constitutional amendments approved from 1921 to date (the latest adopted in 1999) Ohio voters authorized the incurrence of State debt and the pledge of taxes or excises to its payment. At June 15, 2000, almost $1.51 billion (excluding certain highway bonds payable primarily from highway use receipts) of this debt was outstanding or awaiting delivery. The only such State debt currently at that date authorized to be incurred were portions of the highway bonds, and the following: (a) up to $100 million of obligations for coal research and development may be outstanding at any one time ($31.3 million outstanding); (b) $240 million of obligations previously authorized for local infrastructure improvements, no more than $120 million of which may be issued in any calendar year (over $1.06 billion outstanding) and (c) up to $200 million in general obligation bonds for parks, recreation and natural resources purposes which may be outstanding at any one time ($135.3 million outstanding or awaiting delivery, with no more than $50 million to be issued in any one year).

                  The electors in 1995 approved a constitutional amendment extending the local infrastructure bond program (authorizing an additional $1.2 billion of State full faith and credit obligations to be issued over 10 years for the purpose), and authorizing additional highway bonds (expected to be payable primarily from highway use receipts). The latter authorizes not more than $220 million to be issued in a fiscal year.

                  A constitutional amendment approved by the voters in 1999 authorizes State general obligation debt to pay costs of facilities for a system of common schools throughout the State ($130.1 million outstanding as of June 15, 2000) and facilities for state supported and assisted institutions of higher education ($150 million outstanding).

                  That 1999 amendment also provided that State general obligation debt and other debt represented by direct obligations of the State (including that authorized by the Ohio Public

Facilities Commission and Ohio Building Authority, and some authorized by the Treasurer), may not be issued if future FY total debt service on those direct obligations to be paid from the GRF or net lottery proceeds exceeds 5% of total estimated revenues of the State for the GRF and from net State lottery proceeds during the FY of issuance.

                  The General Assembly has placed on the November 2000 ballot a proposed constitutional amendment that would authorize the issuance of State bonds for land conservation and revitalization purposes (including statewide brownfields clean-up). For each of the two purposes, not more than $50,000,000 in principal amount may be issued in any Fiscal Year and not more than $200,000,000 in principal amount may be outstanding in accordance with their terms at any time. The bonds for conservation purposes would be State general obligations, and those for revitalization purposes would be special obligations of the State payable from revenues and receipts designated by the General Assembly.

                  The Constitution also authorizes the issuance of State obligations for certain purposes, the owners of which do not have the right to have excises or taxes levied to pay debt service. Those special obligations include obligations issued by the Ohio Public Facilities Commission and the Ohio Building Authority, and certain obligations issued by the State Treasurer, over $5.1 billion of which were outstanding at June 15, 2000.

                  In recent years, State agencies have participated in transportation and office building projects that may have some local as well as State use and benefit, in connection with which the State enters into lease purchase agreements with terms ranging from 7 to 20 years. Certificates of participation, or special obligation bonds of the State or a local agency, are issued that represent fractionalized interests in or are payable from the State's anticipated payments. The State estimates highest future FY payments under those agreements (as of June 15, 2000) to be approximately $28.5 million (of which $23.9 million is payable from sources other than the GRF, such as federal highway money distributions). State payments under all those agreements are subject to biennial appropriations, with the lease terms being two years subject to renewal if appropriations are made.

                  A 1990 constitutional amendment authorizes greater State and political subdivision participation (including financing) in the provision of housing. The General Assembly may for that purpose authorize the issuance of State obligations secured by a pledge of all or such portion as it authorizes of State revenues or receipts (but not by a pledge of the State's full faith and credit).

                  A 1994 constitutional amendment pledges the full faith and credit and taxing power of the State to meeting certain guarantees under the State's tuition credit program which provides for purchase of tuition credits, for the benefit of State residents, guaranteed to cover a specified amount when applied to the cost of higher education tuition. (A 1965 constitutional provision that authorized student loan guarantees payable from available State moneys has never been implemented, apart from a "guarantee fund" approach funded essentially from program revenues.)

                  State and local agencies issue obligations that are payable from revenues from or relating to certain facilities (but not from taxes). By judicial interpretation, these obligations are not "debt" within constitutional provisions. In general, payment obligations under lease-purchase agreements of Ohio public agencies (in which certificates of participation may be issued) are limited in duration to the agency's fiscal period, and are renewable only upon appropriations being made available for the subsequent fiscal period.

                  Local school districts in Ohio receive a major portion (state-wide aggregate approximately 50% in FY 1999) of their operating moneys from State subsidies, but are dependent on local property taxes, and in 127 districts (as of June 15, 2000) from voter-authorized income taxes, for significant portions of their budgets. Litigation, similar to that in other states, has been pending questioning the constitutionality of Ohio's system of school funding and compliance with the constitutional requirement that the State provide a "thorough and efficient system of common schools." In May 2000, the Ohio Supreme Court in a 4-3 decision concluded, as it had in 1997, that the State, even after crediting significant gubernatorial and legislative steps in recent years, did not comply with that requirement. It set as general base threshold requirements that every school district have enough funds to operate, an ample number of teachers, sound and safe buildings, and equipment sufficient for all students to be afforded an educational opportunity. The Court maintains continuing jurisdiction, and has scheduled for June 2001 further review by it of State responses to its ruling. With particular respect to funding sources, the Supreme Court repeated its conclusion that property taxes no longer may be the primary means of school funding in Ohio, noting that recent efforts to reduce that historic reliance have been laudable but in the Court's view insufficient. After a further hearing, the trial court has decided that steps taken to date by the State to enhance school funding have not met the requirements of the Supreme Court decision; the State has filed a notice of appeal with the Supreme Court, and that Court has issued a stay, pending appeal, of the implementation of the trial court's order.

                  A small number of the State's 611 local school districts have in any year required special assistance to avoid year-end deficits. A now superseded program provided for school district cash need borrowing directly from commercial lenders, with diversion of State subsidy distributions to repayment if needed. Recent borrowings under this program totalled, $87.2 million for 20 districts in FY 1996 (including $42.1 million for one), $113.2 million for 12 districts in FY 1997 (including $90 million to one for restructuring its prior loans), and $23.4 million for 10 districts in FY 1998.

                  Ohio's 943 incorporated cities and villages rely primarily on property and municipal income taxes for their operations. With other subdivisions, they also receive local government support and property tax relief moneys distributed by the State.

                  For those few municipalities and school districts that on occasion have faced significant financial problems, there are statutory procedures for a joint State/local commission to monitor the fiscal affairs and for development of a financial plan to eliminate deficits and cure any defaults. (Similar procedures have recently been extended to counties and townships.) As of June 15, 2000, five municipalities were in "fiscal emergency" status and two in preliminary "fiscal watch" status, and a school district "fiscal emergency" provision was applied to 12 districts, and four were on preliminary "fiscal watch" status.

                  At present the State itself does not levy ad valorem taxes on real or tangible personal property. Those taxes are levied by political subdivisions and other local taxing districts. The Constitution has since 1934 limited to 1% of true value in money the amount of the aggregate levy (including a levy for unvoted general obligations) of property taxes by all overlapping subdivisions, without a vote of the electors or a municipal charter provision, and statutes limit the amount of that aggregate levy to 10 mills per $1 of assessed valuation (commonly referred to as the "ten-mill limitation"). Voted general obligations of subdivisions are payable from property taxes that are unlimited as to amount or rate.

SPECIAL RISK CONSIDERATIONS REGARDING INVESTMENT IN PENNSYLVANIA MUNICIPAL SECURITIES

                  Potential shareholders should consider the fact that the investment portfolio of each of the Pennsylvania Municipal Bond and Pennsylvania Tax Exempt Money Market Fund consists primarily of securities issued by the Commonwealth of Pennsylvania (the "Commonwealth"), its municipalities and authorities and should realize that each Fund's performance is closely tied to general economic conditions within the Commonwealth as a whole and to economic conditions within particular industries and geographic areas located within the Commonwealth.

                  Although the General Fund of the Commonwealth (the principal operating fund of the Commonwealth) experienced deficits in fiscal 1990 and 1991, tax increases and spending decreases have resulted in surpluses the last six years; as of June 30, 1998, the General Fund had a surplus of $1,364.9 million.

                  Pennsylvania's economy historically has been dependent upon heavy industry, but has diversified recently into various services, particularly into medical and health services, education and financial services. Agricultural industries continue to be an important part of the economy, including not only the production of diversified food and livestock products, but substantial economic activity in agribusiness and food-related industries. Service industries currently employ the greatest share of non-agricultural workers, followed by the categories of trade and manufacturing. Future economic difficulties in any of these industries could have an adverse impact on the finances of the Commonwealth or its municipalities, and could adversely affect the market value of the Bonds in the Pennsylvania Trust or the ability of the respective obligors to make payments of interest and principal due on such Bonds.

                  Certain litigation is pending against the Commonwealth that could adversely affect the ability of the Commonwealth to pay debt service on its obligations including as of June 1, 1999, suits relating to the following matters: (i) In February 1999, a taxpayer filed a petition for review in the Commonwealth Court of Pennsylvania asking the court to declare that Chapter 5 (relating to Sports Facilities Financing) of the Capital Facilities Debt Enabling Act is in violation of the Pennsylvania Constitution. Commonwealth Court denied the taxpayer's motion for a preliminary injunction and the Supreme Court denied an appeal of such denial. The respondents have filed preliminary objections in the nature of a demurrer, requesting the Court dismiss the case with prejudice. Oral arguments before the Commonwealth Court regarding the preliminary objections were scheduled for May 19, 1999, (ii) The American Civil Liberties Union ("ACLU") filed suit in federal court demanding additional funding for child welfare services; the Commonwealth settled a


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

similar suit in the Commonwealth Court of Pennsylvania and is seeking the dismissal of the federal suit, among other things, because of that settlement. After its earlier denial of class certification was reversed by the Third Circuit Court of Appeals, the district court granted class certification to the ACLU, and the parties are proceeding with discovery. In July 1998, a settlement agreement was reached with the City of Philadelphia. The Commonwealth has agreed to pay $100,000 to settle plaintiffs' $1.4 million claim for attorney's fees and to take other actions in exchange for a full and final release and dismissal of the case against the Commonwealth parties. The settlement was approved by the district court on February 1, 1999, and the case was dismissed; (iii) In 1987, the Supreme Court of Pennsylvania held the statutory scheme for county funding of the judicial system to be in conflict with the constitution of the Commonwealth, but it stayed judgment pending enactment by the legislature of funding consistent with the opinion, and the legislature has yet to consider legislation implementing the judgment. In 1992, a new action in mandamus was filed seeking to compel the Commonwealth to comply with the original decision. The Court issued a writ in mandamus and appointed a special master in 1996 to submit a plan for implementation, which it intended to require by January 1, 1998. In January 1997, the Court established a committee, consisting of the special master and representatives of the Executive and Legislative branches, to develop an implementation plan; an implementation plan was filed in July 1997. In April 1998 the General Assembly appropriated approximately $12 million for the funding of county court administrator, under the implementation plan. However, no legislation has been approved for the payment of Commonwealth compensation county court administrators. In May 1998, an action was filed by the Administrative Governing Board of the First Judicial District claiming the city government has failed to provide adequate Funds for the Operation of the courts of the First Judicial District. In November 1998, the First Judicial District Governing Board filed with the Supreme Court a renewed motion for entry of an order providing emergency relief, which requests the City of Philadelphia to provide funds to the First Judicial District Courts, in order to maintain necessary judicial operations throughout the end of the fiscal year. Although the Supreme Court issued no order, the City is apparently continuing its funding of the courts; (iv) Litigation was filed in both state and federal court by an association of rural and small schools and several individual school districts and parents challenging the constitutionality of the Commonwealth's system for funding local school districts -- the federal case has been stayed pending the resolution of the state case; a trial in the state case commenced in January 1997 and has recessed; no briefing schedule or date for oral argument has yet been set; On July 9, 1998 the state court issued an opinion dismissing the petitioners' claim in its entirety. On July 20, 1998 the petitioner filed a timely motion for post-trial relief, taking exception to the state court's findings of fact and conclusions of law. The Supreme Court, after assuming jurisdiction in the case directed that all parties submit briefs on all issues presented in the petitioners' motion for post-trial relief; and (v) In 1995, the Commonwealth, the Governor of Pennsylvania, the City of Philadelphia and the Mayor of Philadelphia were joined as additional respondents in an enforcement action commenced in Commonwealth Court in 1973 by the Pennsylvania Human Relations Commission against the School District of Philadelphia pursuant to the Pennsylvania Human Relations Act. The Commonwealth and the City were joined to determine their liability, if any, to pay additional costs necessary to remedy segregation-related conditions found to exist in Philadelphia public schools. In January 1997, the Pennsylvania Supreme Court ordered the parties to brief certain issues. The Supreme Court heard oral argument on the issues in February 1998 but no decision has been issued, (vi) In February 1997, five residents of the City of Philadelphia, joined by the City, the School

District and others, filed a civil action in the Commonwealth Court for declaratory judgment against the Commonwealth and certain Commonwealth officers and officials that the defendants had failed to provide an adequate quality of education in Philadelphia, as required by the Pennsylvania Constitution. In March 1998, the Commonwealth Court dismissed the case on the grounds that the issues prescribed are not justifiable. An appeal to the Supreme Court of Pennsylvania is pending, (vii) In April 1995, the Commonwealth reached a settlement agreement with Fidelity Bank and certain other banks with respect to the constitutional validity of the Amended Bank Shares Act and related legislation; although this settlement agreement did not require expenditure of Commonwealth funds, the petitions of other banks are currently pending with the Commonwealth Court; In January 1998 a panel of the Commonwealth Court ruled in favor of the Commonwealth, finding no constitutional violation. Royal Bank filed exceptions, which the Commonwealth Court EN BANC denied. Royal Bank appealed to the Supreme Court and briefing has been completed. The Court has not yet scheduled oral arguments. (viii) Suit has been filed in state court against the State Employees' Retirement Board claiming that the use of gender district actuarial factors to compute benefits received before August 1, 1983 violates the Pennsylvania Constitution (gender-neutral factors have been used since August 1, 1983, the date on which the U.S. Supreme Court held in ARIZONA GOVERNING COMMITTEE V. NORRIS that the use of such factors violated the Federal Constitution); in 1996, the Commonwealth Court heard oral argument EN BANC, and in 1997 denied the plaintiff's motion for judgement on the pleading. The case is currently in discovery. (ix) In March 1997, Rite Aid of Pennsylvania, Inc. filed in the United States District Court for the Eastern District of Pennsylvania, a civil action against the Secretary of Public Welfare alleging that regulations promulgated in October 1995 governing payment rates for prescription drugs and related services provided to recipients of benefits under the Pennsylvania Medical Assistance Program violated provisions of Title XIX of the Social Security Act and regulations of the U.S. Department of Health and Human Services, as well as provisions of State law and Federal constitutional due process. In August 1998, the court declared that certain pharmacy reimbursement rates were in violation of the Medicaid Act and enjoined the Secretary from using these rates to reimburse for any prescription drugs and related services provided to Medicaid recipients on and after October 1, 1998. The Secretary filed motions for appeal and in March 1999, the U.S. Court of Appeals for the Third Circuit reversed the district court's order and remanded the case for further proceedings. The plaintiffs on April 5, 1999 filed an application for rehearing. (x) On March 9, 1998 several residents of the City of Philadelphia along with the School District of Philadelphia and others brought suit in the United States District Court for the Eastern District of Pennsylvania against the Governor, the Secretary of Education and others alleging that the defendants are violating a regulation of the U.S. Department of Education promulgated under Title VI of the Civil Rights Act of 1964 in that the Commonwealth's system for funding public schools has the effect of discrimination on the basis of race. On November 18, 1998, the district court dismissed the action with prejudice. An appeal by the plaintiffs was filed and the parties are awaiting the scheduling of oral argument.

                  Although there can be no assurance that such conditions will continue, the Commonwealth's general obligation bonds are currently rated AA by S&P and A3 and A1 by Moody's and Philadelphia's and Pittsburgh's general obligation bonds are currently rated BBB and BBB, respectively, by S&P and Baa2 and Baa1, respectively, by Moody's.

                  The City of Philadelphia (the "City") experienced a series of General Fund deficits for fiscal years 1988 through 1992 and, while its general financial situation has improved, the City is still seeking a long-term solution for its economic difficulties. The audited balance of the City's General Fund as of June 30, 1998 was a surplus of $169.2 million.

                  In recent years an authority of the Commonwealth, the Pennsylvania Intergovernmental Cooperation Authority ("PICA"), has issued approximately $1.76 billion of special revenue bonds on behalf of the City to cover budget shortfalls, to eliminate projected deficits and to fund capital spending. As one of the conditions of issuing bonds on behalf of the City, PICA exercises oversight of the City's finances. The City is currently operating under a five year plan approved by PICA in 1996. PICA's power to issue further bonds to finance capital projects expired on December 31, 1994. PICA's authority to issue bonds to finance cash flow deficits expired on December 31, 1996, but its authority to refund existing debt will not expire. PICA had approximately $1.1 billion in special revenue bonds outstanding as of April 15, 1999.

                  SPECIAL CONSIDERATIONS REGARDING INVESTMENT IN MICHIGAN MUNICIPAL SECURITIES. The following information is drawn from various Michigan governmental publications, particularly the Governor's Executive Budget for fiscal year 2000-2001, and from other sources relating to securities offerings of the State and its political subdivisions. While the Trust has not independently verified such information, it has no reason to believe that it is not correct in all material respects.

                  The State of Michigan's economy is principally dependent on manufacturing (particularly automobiles, office equipment and other durable goods), tourism and agriculture, and historically has been highly cyclical.

                  Total State wage and salary employment is estimated to have grown by 1.2% in 1999. The rate of unemployment is estimated to have been 3.6% in 1999, below the national average for the sixth consecutive year. Personal income grew at an estimated 4.5% annual rate in 1999.

                  During the past five years, improvements in the Michigan economy have resulted in increased revenue collections which, together with restraints on the expenditure side of the budget, have resulted in State General Fund budget surpluses, most of which were transferred to the State's Counter-Cyclical Budget and Economic Stabilization Fund. The balance of that Fund as of September 30, 1999 is estimated to have been in excess of $1.1 billion.

                  The Michigan Constitution limits the amount of total State revenues that can be raised from taxes and certain other sources. State revenues (excluding federal aid and revenues for payment of principal and interest on general obligation bonds) in any fiscal year are limited to a fixed percentage of State personal income in the prior calendar year or the average of the prior three calendar years, whichever is greater, and this fixed percentage equals the percentage of the 1978-79 fiscal year state government revenues to total calendar year 1977 State personal income (which was 9.49%). The State may raise taxes in excess of the limit for emergencies through action by the Governor and two-thirds of the members of each house of the Legislature.


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

                  The Michigan Constitution also provides that the proportion of State spending paid to all units of local government to total State spending may not be reduced below the proportion in effect in the 1978-79 fiscal year. The State originally determined that portion to be 41.6%. If such spending does not meet the required level in a given year, an additional appropriation for local governmental units is required by the following fiscal year; which means the year following the determinations of the shortfall, according to an opinion issued by the State's Attorney General. Spending for local units met this requirement for fiscal years 1986-87 through 1991-92. As the result of litigation, the State agreed to reclassify certain expenditures, beginning with fiscal year 1992-93, and has recalculated the required percentage of spending paid to local government units to be 48.97%.

                  The State has issued and has outstanding general obligation full faith and credit bonds for Water Resources, Environmental Protection Program, Recreation Program and School Loan purposes. As of September 30, 1999, the State had approximately $870 million of general obligation bonds outstanding.

                  The State may issue notes or bonds without voter approval for the purposes of making loans to school districts. The proceeds of such notes or bonds are deposited in the School Bond Loan Fund maintained by the State Treasurer and used to make loans to school districts for payment of debt on qualified general obligation bonds issued by local school districts.

                  The State is a party to various legal proceedings seeking damages or injunctive or other relief. In addition to routine litigation, certain of these proceedings could, if unfavorably resolved from the point of view of the State, substantially affect State programs or finances. These lawsuits involved programs generally in the areas of corrections, tax collection, commerce, and proceedings involving budgetary reductions to school districts and governmental units, and court funding.

                  The State Constitution limits the extent to which municipalities or political subdivisions may levy taxes upon real and personal property through a process that regulates assessments.

                  On March 15, 1994, Michigan voters approved a property tax and school finance reform measure commonly known as Proposal A. Under Proposal A, as approved, effective May 1, 1994, the State sales and use tax increased from 4% to 6%, the State income tax decreased from 4.6% to 4.4% (since reduced to 4.3% in 2000 and 4.2% in 2001), the cigarette tax increased from $.25 to $.75 per pack and an additional tax of 16% of the wholesale price began to be imposed on certain other tobacco products. A .75% real estate transfer tax became effective January 1, 1995. Beginning in 1994, a state property tax of 6 mills began to be imposed on all real and personal property currently subject to the general property tax. All local school boards are authorized, with voter approval, to levy up to the lesser of 18 mills or the number of mills levied in 1993 for school operating purposes on nonhomestead property and nonqualified agricultural property. Proposal A contains additional provisions regarding the ability of local


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

school districts to levy taxes, as well as a limit on assessment increases for each parcel of property, beginning in 1995. Such increases for each parcel of property are limited to the lesser of 5% or the rate of inflation. When property is subsequently sold, its assessed value will revert to the current assessment level of 50% of true cash value. Under Proposal A, much of the additional revenue generated by the new taxes will be dedicated to the State School Aid Fund.

                  Proposal A and its implementing legislation shifted significant portions of the cost of local school operations from local school districts to the State and raised additional State revenues to fund these additional State expenses. These additional revenues will be included within the State's constitutional revenue limitations and may impact the State's ability to raise additional revenues in the future.

                  A state economy during a recessionary cycle would also, as a separate matter, adversely affect the capacity of users of facilities constructed or acquired through the proceeds of private activity bonds or other "revenue" securities to make periodic payments for the use of those facilities.

OTHER TAX-EXEMPT INSTRUMENTS

                  Investments by the Ohio Tax Exempt Bond, Pennsylvania Municipal Bond, National Tax Exempt Bond, Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market and Tax Exempt Money Market Funds in tax-exempt commercial paper will be limited to investments in obligations which are rated at least A-2 or SP-2 by S&P, F2 by Fitch or Prime-2, MIG-2 or VMIG-2 by Moody's at the time of investment or which are of equivalent quality as determined by the Adviser. Investments in floating rate instruments will normally involve industrial development or revenue bonds which provide that the investing Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. A Fund must use the shorter of the period required before it is entitled to prepayment under such obligations or the period remaining until the next interest rate adjustment date for purposes of determining the maturity. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the opinion of the Adviser be equivalent to the commercial paper ratings stated above. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. Other types of tax-exempt instruments may also be purchased as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.

PORTFOLIO TURNOVER

                  The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes U.S. Government securities and all securities whose maturities at the time of acquisition were one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for


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

redemptions of shares and by requirements which enable the Trust to receive certain favorable tax treatment. Portfolio turnover will not be a limiting factor in making decisions.

                  The Aggressive Allocation, Conservative Allocation and Strategic Income Bond Funds had not commenced operations as of the date of this Statement of Additional and, consequently, have no portfolio turnover history. The Balanced Allocation, U.S. Government Income and Strategic Income Bond Funds may engage in short-term trading and may sell securities which have been held for periods ranging from several months to less than a day. The object of such short-term trading is to increase the potential for capital appreciation and/or income by making portfolio changes in anticipation of expected movements in interest rates or security prices or in order to take advantage of what the Funds' Adviser believes is a temporary disparity in the normal yield relationship between two securities. Any such trading would increase a Fund's turnover rate and its transaction costs. Higher portfolio turnover may result in increased taxable gains to shareholders (see "Additional Information Concerning Taxes" below) and increased expenses paid by the Fund due to transaction costs. Under normal rates market conditions, the Balanced Allocation and U.S. Government Income Funds' portfolio turnover rates are not expected to exceed 200%, and the Strategic Income Bond Fund's portfolio turnover rate is not expected to exceed 100% but these rates could be higher.


                             INVESTMENT LIMITATIONS

                  Each Fund is subject to a number of investment limitations. The following investment limitations are matters of fundamental policy and may not be changed with respect to a particular Fund without the affirmative vote of the holders of a majority of the Fund's outstanding shares.

                  No Fund may:

                  1. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that:

                           (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and repurchase agreements secured by such instruments;

                           (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents;


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

                           (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry;

                           (d)      personal credit and business credit
                                    businesses will be considered separate
                                    industries.

                  2. Make loans, except that the Fund may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities in an amount not exceeding one-third of its total assets.

                  3. Borrow money, issue senior securities or mortgage, pledge or hypothecate its assets except to the extent permitted under the 1940 Act.

                  4. Purchase or sell real estate, except that the Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate.

                  5. Invest in commodities, except that as consistent with its investment objective and policies the Fund may: (a) purchase and sell options, forward contracts, futures contracts, including without limitation, those relating to indices; (b) purchase and sell options on futures contracts or indices; (c) purchase publicly traded securities of companies engaging in whole or in part in such activities. For purposes of this investment limitation, "Commodities" includes Commodity Contracts.

                  6. Act as an underwriter of securities within the meaning of the Securities Act of 1933 except insofar as the Fund might be deemed to be an underwriter upon the disposition of portfolio securities acquired within the limitation on purchases of illiquid securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with its investment objective, policies and limitations may be deemed to be underwriting.

                  With respect to investment limitation No. 1 above, the National Tax Exempt Bond Fund may not purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations.

                  With respect to investment limitation No. 1 above, the Equity Funds, the Balanced Allocation Fund and the Fixed Income Funds may not purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities or, in the case of the International Equity Fund, securities issued or guaranteed by any foreign government, if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations.

                  With respect to investment limitation No. 3 above, the 1940 Act prohibits a Fund from issuing senior securities, except that a Fund may borrow from banks, and may mortgage, pledge or hypothecate its assets in connection with such borrowings, provided that immediately after any such borrowing the Fund has 300% asset coverage for all borrowings.

                  For purposes of the above investment limitations, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a nongovernmental user, a security is considered to be issued by such nongovernmental user.

                  Except for the Funds' policy on illiquid securities and borrowing, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's portfolio securities will not constitute a violation of such limitation for purposes of the 1940 Act.

                  Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal and state income taxes are rendered by qualified legal counsel to the respective issuers at the time of issuance. Neither the Funds nor their adviser will review the proceedings relating to the issuance of Municipal Securities or the basis for such opinions.

                  In addition, the Funds are subject to the following non-fundamental limitations, which may be changed without the vote of shareholders:

                  No Fund may:

                  1. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted under the 1940 Act, except that each of the Aggressive Allocation and Conservative Allocation Funds may invest its total assets in securities of investment companies in the Armada group of investment companies.

                  2. Write or sell put options, call options, straddles, spreads, or any combination thereof, except as consistent with the Fund's investment objective and policies for transactions in options on securities or indices of securities, futures contracts and options on futures contracts and in similar investments.

                  3. Purchase securities on margin, make short sales of securities or maintain a short position, except that, as consistent with a Fund's investment objective and policies, (a) this investment limitation shall not apply to a Fund's transactions in futures contracts and related options, options on securities or indices of securities and similar instruments, (b) a Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (c) a Fund may make short sales against-the-box (defined as the extent to which a

Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short).

                  4. Purchase securities of companies for the purpose of exercising control.

                  5. Invest more than 15% (10% in the case of the Money Market Funds) of its net assets in illiquid securities.

                  6. Purchase securities while its outstanding borrowings (including reverse repurchase agreements) are in excess of 5% of its total assets. Securities held in escrow or in separate accounts in connection with a Fund's investment practices described in its Prospectus or Statement of Additional Information are not deemed to be pledged for purposes of this limitation.

                  With respect to investment limitation No. 1 above, see "Securities of Other Investment Companies" above for the 1940 Act's limitations applicable to each Fund's investments in other investment companies.

                  With respect to each of the Ohio Tax Exempt and Pennsylvania Municipal Bond Funds, at the end of each quarter of its taxable year, (i) at least 50% of the market value of its total assets will be invested in cash, U.S. Government securities, securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of its total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets will be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies).

                  The Funds do not intend to acquire securities issued by the Adviser, Sub-Adviser, Distributor and their affiliates.


                                 NET ASSET VALUE

VALUATION OF THE MONEY MARKET FUNDS

                  The Trust uses the amortized cost method to value shares in the Money Market Funds. Pursuant to this method, a security is valued at its cost initially and thereafter a constant amortization to maturity of any discount or premium is assumed, regardless of the impact of fluctuating interest rates on the market value of the security. Where it is not appropriate to value a security by the amortized cost method, the security will be valued either by market quotations, or by fair value as determined by the Board of Trustees. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price each respective Fund would receive if it sold the security. The value of the portfolio securities held by each respective Fund will vary inversely to changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its purchase cost. In either instance, if the security is held to maturity, no gain or loss will be realized.

                  The Money Market Funds invest only in high-quality instruments and maintains a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per share, provided that a Fund will neither purchase any security deemed to have a remaining maturity of more than 397 calendar days within the meaning of the 1940 Act nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days. The Trust's Board of Trustees has established procedures pursuant to rules promulgated by the SEC, that are intended to help stabilize the net asset value per share of each Fund for purposes of sales and redemptions at $1.00. These procedures include review by the Board of Trustees, at such intervals as it deems appropriate, to determine the extent, if any, to which the net asset value per share of each Fund calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds one-half of one percent, the Board of Trustees will promptly consider what action, if any, should be initiated. If the Board of Trustees believes that the extent of any deviation from a Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to investors or existing shareholders, it has agreed to take such steps as it considers appropriate to eliminate or reduce, to the extent reasonably practicable, any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity; shortening the average portfolio maturity; withholding or reducing dividends; redeeming shares in kind; reducing the number of a Fund's outstanding shares without monetary consideration; or utilizing a net asset value per share determined by using available market quotations.

VALUATION OF THE FIXED INCOME FUNDS AND THE TAX FREE FUNDS

         The assets of the Fixed Income Funds and the Tax Free Funds are valued for purposes of pricing sales and redemptions by an independent pricing service ("Service") approved by the Board of Trustees. When, in the judgment of the Service, quoted bid prices for portfolio securities are readily available and are representative of the bid side of the market, these investments are valued at the mean between quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are carried at fair value as determined by the Service, based on methods which include consideration of yields or prices of bonds of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service may also employ electronic data processing techniques and matrix systems to determine value. Short-term securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

VALUATION OF THE BALANCED ALLOCATION FUND AND THE EQUITY FUNDS

         In determining market value, the assets in the Balanced Allocation Fund and the Equity Funds which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the

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

national securities market. Securities quoted on the NASD National Market System are also valued at the last sale price. Other securities traded on over-the-counter markets are valued on the basis of their closing over-the-counter bid prices. Securities for which there were no transactions are valued at the average of the most recent bid and asked prices. Investments in debt securities with remaining maturities of 60 days or less are valued based upon the amortized cost method. Restricted securities, securities for which market quotations are not readily available, and other assets are valued at fair value using methods determined by or under the supervision of the Board of Trustees. An option is generally valued at the last sale price or, in the absence of a last sale price, the last offer price. See "Valuation of International Equity Fund" below for a description of the valuation of certain foreign securities held by these Funds.

VALUATION OF THE INTERNATIONAL EQUITY FUND

         In determining market value, the International Equity Fund's portfolio securities which are primarily traded on a domestic exchange are valued at the last sale price on that exchange or, if there is no recent sale, at the last current bid quotation. Portfolio securities which are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value, then the fair value of those securities may be determined through consideration of other factors by or under the direction of the Board of Trustees. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Investments in debt securities having a remaining maturity of 60 days or less are valued based upon the amortized cost method. All other securities are valued at the last current bid quotation if market quotations are available, or at fair value as determined in accordance with policies established in good faith by the Board of Trustees. For valuation purposes, quotations of foreign securities in foreign currency are converted to U.S. dollars equivalent at the prevailing market rate on the day of valuation. An option is generally valued at the last sale price or, in the absence of a last sale price, the last offer price.

         Certain of the securities acquired by the International Equity Fund may be traded on foreign exchanges or over-the-counter markets on days on which the Fund's net asset value is not calculated. In such cases, the net asset value of the Fund's shares may be significantly affected on days when investors can neither purchase nor redeem shares of the Fund.

VALUATION OF THE AGGRESSIVE ALLOCATION AND CONSERVATIVE ALLOCATION FUNDS

                  In determining the net asset value of each of the Aggressive Allocation and Conservative Allocation Funds, the net asset value of the Underlying Funds' shares held by a Fund will be their net asset value at the time of the computation.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

                  Shares in the Trust are sold on a continuous basis by SEI Investments Distribution Co. (the "Distributor"), which has agreed to use appropriate efforts to solicit all purchase orders. The issuance of shares is recorded on the books of the Trust. To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to an investor's financial institution at its principal office or directly to the Trust at P.O. Box 8421, Boston, MA 02266-8421. Such requests must be signed by each shareholder, with each signature guaranteed by a U.S. commercial bank or trust company or by a member firm of a national securities exchange. Guarantees must be signed by an authorized signatory and "Signature Guaranteed" must appear with the signature. An investor's financial institution may request further documentation from corporations, executors, administrators, trustees or guardians, and will accept other suitable verification arrangements from foreign investors, such as consular verification.

                  The Trust may suspend the right of redemption or postpone the date of payment for shares for more than seven days during any period when (a) trading on the Exchange is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.

                  As described in the applicable Prospectuses, Class I Shares of the Funds are sold to certain qualified investors at their net asset value without a sales charge. Class A Shares of the Fund are sold to public investors at the public offering price based on a Fund's net asset value plus a front-end load or sales charge as described in the Prospectus for Class A, Class B and Class C Shares. Class B Shares of the Money Market Fund and Tax Exempt Money Market Fund are available only to the holders of Class B Shares of another Fund who wish to exchange their Class B Shares of such other Fund for Class B Shares of the Money Market Fund and/or the Tax Exempt Money Market Fund. Class B Shares of the Funds are sold to public investors at net asset value but are subject to a contingent deferred sales charge which is payable upon redemption of such shares as described in the Prospectus for Class A, Class B and Class C Shares. Class C Shares of the Money Market Fund are available only to the holders of Class C Shares of another Fund who wish to exchange their Class C Shares of another Fund for Class C Shares of the Money Market Fund. Class C Shares of the Funds are sold to public investors at net asset value but are subject to a 1.00% contingent deferred sales charge which is payable upon redemption of such shares within the first eighteen months after purchase, as described in the Prospectus for Class A, Class B and Class C Shares. There is no sales load or contingent deferred sales charge imposed for shares acquired through the reinvestment of dividends or distributions on such shares.

                  The Trust has authorized one or more brokers to receive purchase and redemption orders on behalf of the Funds. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on a Fund's behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized broker or the broker's authorized designee receives the order. Orders will be priced at the net asset value next computed after they are received by an authorized broker or the broker's authorized designee and accepted by a Fund.

                  From time to time, shares may be offered as an award in promotions sponsored by the Distributor or other parties. The promotions may be limited to certain classes of shareholders such as the employees of the Adviser or its affiliates. As stated in the prospectus, the Distributor may institute certain promotional incentive programs for dealers. Such incentive programs may include cash incentive programs specific to NatCity Investments, Inc. under which NatCity Investments, Inc. or its associated persons may receive cash incentives in connection with the sale of the Funds.

                  For the last two fiscal years, sales loads paid by shareholders of Class A Shares were as follows:

                                                                   FOR THE FISCAL YEAR ENDED MAY 31:

FUND                                                                     2000               1999
----                                                                     ----               ----
Core Equity Fund....................................................... $ 43,066         $  25,206
Equity Growth Fund..................................................... $ 62,504         $ 102,093
Equity Income Fund..................................................... $ 34,826         $  87,943
International Equity Fund.............................................. $ 15,979         $  11,506
Large Cap Ultra Fund(1)................................................ $ 13,501           *
Large Cap Value Fund................................................... $ 59,426         $  44,677(2)
Mid Cap Growth Fund(1)................................................. $  7,333           *
Small Cap Growth Fund.................................................. $ 12,023         $  30,753
Small Cap Value Fund................................................... $ 17,231         $  51,484
Tax Managed Equity Fund................................................ $145,508         $ 193,147
Balanced Allocation Fund............................................... $ 14,481         $  29,030(1)
Bond Fund.............................................................. $  3,909         $  21,248
GNMA Fund.............................................................. $  5,314         $  19,732
Intermediate Bond Fund................................................. $  1,890         $  12,524
Limited Maturity Bond Fund............................................. $    117         $     965
Total Return Advantage Fund............................................ $  2,656         $  50,583
U.S. Government Income Fund(2)......................................... $    175           *
Michigan Municipal Bond Fund(2)........................................ $  1,331           *
National Tax Exempt Bond Fund.......................................... $      0         $   3,898
Ohio Tax Exempt Bond Fund.............................................. $  2,234         $   8,032
Pennsylvania Municipal Bond Fund....................................... $      0         $   3,797
Money Market Fund...................................................... $      0         $     246

*    Information not available.
(1) Reflects sales charges paid by shareholders of the corresponding Parkstone Continuing Funds.
(2) For the period July 10, 1998 (commencement of operations) to May 31, 1999.

                  During the fiscal year ended May 31, 2000, contingent deferred sales charges paid by Class B shareholders on redemptions of Class B Shares were as follows:

FUND                                                                 CDSCs PAID
----                                                                 ----------
Core Equity Fund....................................................... $17,826
Equity Growth Fund..................................................... $8, 350
Equity Index Fund......................................................      $0(1)
International Equity Fund.............................................. $    69

FUND                                                                 CDSCs PAID
----                                                                 ----------
Large Cap Ultra Fund(2)................................................ $51,816
Large Cap Value........................................................ $ 5,740
Mid Cap Growth Fund(2)................................................. $41,896
Small Cap Growth Fund.................................................. $ 2,098
Small Cap Value Fund................................................... $   910
Tax Managed Equity Fund................................................ $46,891
Balanced Allocation Fund............................................... $ 2,585
Bond Fund.............................................................. $ 6,941
GNMA Fund..............................................................      $0(3)
Intermediate Bond Fund................................................. $ 6,191
Limited Maturity Bond Fund.............................................      $0(3)
Total Return Advantage Fund............................................      $0(4)
U.S. Government Income Fund(1)......................................... $85,391
Michigan Municipal Bond Fund(1)........................................ $20,640
National Tax Exempt Bond Fund..........................................   $ 487
Money Market Fund......................................................   $ 599

(1) Reflects sales charges paid by shareholders of the corresponding Parkstone Continuing Funds.

During the fiscal year ended May 31, 2000, contingent deferred sales charges paid by Class C shareholders on redemptions of Class B Shares were as follows:

FUND                                                                 CDSCs PAID
----                                                                 ----------
Core Equity Fund.......................................................      $0(1)
Equity Growth Fund.....................................................      $0(2)
Equity Index Fund......................................................     $19(3)
International Equity Fund..............................................      $0(4)
Large Cap Value Fund...................................................      $0(2)
Small Cap Growth Fund..................................................     $24(1)
Small Cap Value Fund...................................................      $0(2)
Tax Managed Equity Fund................................................      $0(5)
Balanced Allocation Fund...............................................      $0(6)
GNMA Fund..............................................................      $0(3)
Intermediate Bond Fund.................................................      $0(7)
Limited Maturity Bond Fund.............................................      $0(2)
National Tax Exempt Bond Fund..........................................  $1,000(8)
Pennsylvania Municipal Bond Fund.......................................  $1,000(8)
Money Market Fund......................................................      $0

(1) For the period January 20, 2000 (commencement of operations) through May 31, 2000.
(2) For the period January 27, 2000 (commencement of operations) through May 31, 2000.
(3) For the period January 17, 2000 (commencement of operations) through May 31, 2000.
(4) For the period January 5, 2000 (commencement of operations) through May 31, 2000.
(5) For the period January 10, 2000 (commencement of operations) through May 31, 2000.
(6) For the period April 20, 2000 (commencement of operations) through May 31, 2000.
(7)  For the period May 30, 2000 (commencement of operations) through
     May 31, 2000.
(8) For the period February 24, 2000 (commencement of operations) through May 31, 2000.

                  Automatic investment programs such as the Planned Investment Program ("Program") described in the Prospectus offered by the Funds permit an investor to use "dollar cost averaging" in making investments. Under this Program, an agreed upon fixed dollar amount is invested in Fund shares at predetermined intervals. This may help investors to reduce their average cost per share because the Program results in more shares being purchased during periods of lower share prices and fewer shares during periods of higher share prices. In order to be effective, dollar cost averaging should usually be followed on a sustained, consistent basis. Investors should be aware, however, that dollar cost averaging results in purchases of shares regardless of their price on the day of investment or market trends and does not ensure a profit, protect against losses in a declining market, or prevent a loss if an investor ultimately redeems his or her shares at a price which is lower than their purchase price. An investor may want to consider his or her financial ability to continue purchases through periods of low price levels. From time to time, in advertisements, sales literature, communications to shareholders and other materials ("Materials"), the Trust may illustrate the effects of dollar cost averaging through use of or comparison to an index such as the S&P 500 or Lehman Intermediate Government Index.

OFFERING PRICE PER CLASS A SHARE OF THE FUND

                  An illustration of the computation of the offering price per Class A Share of the Funds, based on the value of each Fund's net assets and number of outstanding shares on May 31, 2000, are as follows:

                                CORE EQUITY FUND
                                ----------------

Net Assets of A Shares...................................................................       $4,146,601

Outstanding A Shares.....................................................................          280,201

Net Asset Value Per Share................................................................           $14.80

Sales Charge, 5.50% of
offering price (5.81% of
net asset value per share)...............................................................             $.86

Offering to Public.......................................................................           $15.66

                               EQUITY GROWTH FUND
                               ------------------

Net Assets of A Shares...................................................................     $180,000,002

Outstanding A Shares.....................................................................        6,259,636

Net Asset Value Per Share...............................................................            $28.76

Sales Charge, 5.50% of
offering price (5.81% of
net asset value per share)...............................................................            $1.67

Offering to Public.......................................................................           $30.43

                            INTERNATIONAL EQUITY FUND
                            -------------------------

Net Assets of A Shares..................................................................        $3,618,163

Outstanding A Shares....................................................................           241,735

Net Asset Value Per Share...............................................................            $14.97

Sales Charge, 5.50% of
offering price (5.81% of
net asset value per share)..............................................................              $.87

Offering to Public......................................................................            $15.84

                              LARGE CAP ULTRA FUND
                              --------------------

Net Assets of A Shares..................................................................       $21,549,937

Outstanding A Shares....................................................................         1,087,565

Net Asset Value Per Share............................................................               $19.81

Sales Charge, 5.50% of
offering price (5.81% of
net asset value per share).............................................................              $1.15

Offering to Public......................................................................            $20.96

                              LARGE CAP VALUE FUND
                              --------------------

Net Assets of A Shares..................................................................        $9,070,401

Outstanding A Shares....................................................................           566,935

Net Asset Value Per Share............................................................               $16.00

Sales Charge, 5.50% of
offering price (5.81% of
net asset value per share)..............................................................              $.93

Offering to Public......................................................................            $16.93

                                EQUITY INDEX FUND
                                -----------------

Net Assets of A Shares..................................................................        $8,253,628

Outstanding A Shares....................................................................           675,278

Net Asset Value Per Share............................................................               $12.22

Sales Charge, 3.75% of
offering price (3.93% of
net asset value per share)..............................................................              $.48

Offering to Public......................................................................            $12.70


                               MID CAP GROWTH FUND
                               -------------------


Net Assets of A Shares..................................................................       $46,182,829

Outstanding A Shares....................................................................         2,973,929

Net Asset Value Per Share...............................................................            $15.53

Sales Charge, 5.50% of
offering price (5.80% of
net asset value per share)..............................................................              $.90

Offering to Public......................................................................            $16.43

                              SMALL CAP GROWTH FUND
                              ---------------------

Net Assets of A Shares..................................................................        $2,709,986

Outstanding A Shares....................................................................           182,994

Net Asset Value Per Share............................................................               $14.81

Sales Charge, 5.50% of
offering price (5.81% of
net asset value per share).............................................................               $.86

Offering to Public......................................................................            $15.67

                              SMALL CAP VALUE FUND
                              --------------------
Net Assets of A Shares..................................................................        $9,727,131

Outstanding A Shares....................................................................           658,595

Net Asset Value Per Share...............................................................            $14.77

Sales Charge, 5.50% of
offering price (5.82% of
net asset value per share)..............................................................              $.86

Offering to Public......................................................................            $15.63

                             TAX MANAGED EQUITY FUND
                             -----------------------

Net Assets of A Shares..................................................................       $17,372,038

Outstanding A Shares....................................................................         1,212,239

Net Asset Value Per Share...............................................................            $14.33

Sales Charge, 5.50% of
offering price (5.79% of
net asset value per share)..............................................................              $.83

Offering to Public......................................................................            $15.16

                            BALANCED ALLOCATION FUND
                            ------------------------

Net Assets of A Shares..................................................................        $3,965,338

Outstanding A Shares....................................................................           339,609

Net Asset Value Per Share...............................................................            $11.68

Sales Charge, 4.75% of
offering price (4.97% of
net asset value per share)..............................................................              $.58

Offering to Public......................................................................            $12.26

                                            BOND FUND
                                            ---------
Net Assets of A Shares..................................................................        $3,786,481

Outstanding A Shares....................................................................           402,987

Net Asset Value Per Share...............................................................             $9.40

Sales Charge, 4.75% of
offering price (5.00% of
net asset value per share)..............................................................              $.47

Offering to Public......................................................................             $9.87

                                            GNMA FUND
                                            ---------

Net Assets of A Shares..................................................................        $1,231,254

Outstanding A Shares....................................................................           126,252

Net Asset Value Per Share...............................................................             $9.75

Sales Charge, 4.75% of
offering price (5.02% of
net asset value per share)..............................................................              $.49

Offering to Public......................................................................            $10.24

                                      INTERMEDIATE BOND FUND
                                      ----------------------

Net Assets of A Shares..................................................................        $3,873,901

Outstanding A Shares....................................................................           390,590

Net Asset Value Per Share..............................................................              $9.92

Sales Charge, 4.75% of
offering price (4.94% of
net asset value per share)..............................................................              $.49

Offering to Public......................................................................            $10.41

                           LIMITED MATURITY BOND FUND


Net Assets of A Shares..................................................................          $873,064

Outstanding A Shares....................................................................            89,671

Net Asset Value Per Share...............................................................             $9.74

Sales Charge, 2.75% of
offering price (2.87% of
net asset value per share)..............................................................              $.28

Offering to Public......................................................................            $10.02


                           TOTAL RETURN ADVANTAGE FUND

Net Assets of A Shares..................................................................        $5,035,296

Outstanding A Shares....................................................................           531,780

Net Asset Value Per Share...............................................................             $9.47

Sales Charge, 4.75% of
offering price (4.97% of
net asset value per share)..............................................................              $.47

Offering to Public......................................................................             $9.94

                           U.S. GOVERNMENT INCOME FUND

Net Assets of A Shares..................................................................       $20,789,805

Outstanding A Shares....................................................................         2,371,319

Net Asset Value Per Share...............................................................             $8.77

Sales Charge, 4.75% of
offering price (5.02% of
net asset value per share)*.............................................................              $.44

Offering to Public......................................................................             $9.21


                                            MICHIGAN MUNICIPAL BOND FUND


Net Assets of A shares..................................................................       $14,798,963

Outstanding A shares....................................................................         1,425,893

Net Asset Value Per Share...............................................................      $      10.38

Sales Charge, 4.75% of
offering price (5.00% of
net asset value per share)..............................................................              $.52

Offering to Public......................................................................            $10.90

                                            NATIONAL TAX EXEMPT BOND FUND

Net Assets of A shares..................................................................        $4,009,327

Outstanding A shares....................................................................           420,467

Net Asset Value Per Share..............................................................              $9.54

Sales Charge, 4.75% of
offering price (5.03% of
net asset value per share)..............................................................              $.48

Offering to Public......................................................................            $10.02

                                              OHIO TAX EXEMPT BOND FUND

Net Assets of A shares..................................................................        $5,172,791

Outstanding A shares....................................................................           494,593

Net Asset Value Per Share..............................................................             $10.46

Sales Charge, 3.00% of
offering price (3.06% of
net asset value per share)..............................................................              $.32

Offering to Public......................................................................            $10.78


                                          PENNSYLVANIA MUNICIPAL BOND FUND


Net Assets of A shares..................................................................          $215,881

Outstanding A shares....................................................................            21,791

Net Asset Value Per Share..............................................................              $9.91

Sales Charge, 3.00% of
offering price (3.13% of
net asset value per share)..............................................................              $.31

Offering to Public......................................................................            $10.22


                  An illustration of the computation of the offering price per Class A share of each of Aggressive Allocation, Conservative Allocation and the Strategic Income Bond Funds, based on the estimated value of its net assets and number of outstanding shares on its commencement date, is as follows:

                           AGGRESSIVE ALLOCATION FUND


Net Assets of A Shares..................................................................            $10.00

Outstanding A Shares....................................................................                 1

Net Asset Value Per Share...............................................................            $10.00

Sales Charge, 4.75% of
offering price (5.00% of
net asset value per share)..............................................................            $  .50

Offering to Public......................................................................            $10.50


                          CONSERVATIVE ALLOCATION FUND

Net Assets of A Shares..................................................................            $10.00

Outstanding A Shares....................................................................                 1

Net Asset Value Per Share...............................................................            $10.00



Sales Charge, 4.75% of
offering price (5.00% of
net asset value per share)..............................................................          $    .50

Offering to Public......................................................................            $10.50


                           STRATEGIC INCOME BOND FUND

Net Assets of A Shares..................................................................            $10.00

Outstanding A Shares....................................................................                 1

Net Asset Value Per Share...............................................................            $10.00

Sales Charge, 4.75% of
offering price (5.00% of
net asset value per share)..............................................................            $  .50

Offering to Public......................................................................            $10.50


EXCHANGE PRIVILEGE
------------------

                  Investors may exchange all or part of their Class A Shares, Class B Shares or Class C Shares as described in the applicable Prospectus. Any rights an investor may have (or have waived) to reduce the sales load applicable to an exchange, as may be provided in a Prospectus, will apply in connection with any such exchange. The exchange privilege may be modified or terminated at any time upon 60 days' notice to shareholders.

                  By use of the exchange privilege, the investor authorizes the Transfer Agent's financial institution or his or her financial institution to act on telephonic, website or written instructions from any person representing himself or herself to be the shareholder and believed by the Transfer Agent or the financial institution to be genuine. The investor or his or her financial institution must notify the Transfer Agent of his or her prior ownership of Class A Shares, Class B Shares or Class C Shares and the account number. The Transfer Agent's records of such instructions are binding.


                         DESCRIPTION OF SHARES

                  The Trust is a Massachusetts business trust. The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest and to classify or reclassify any unissued shares of the Trust into one or more additional classes or series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. Pursuant to such authority, the Board of Trustees has authorized the issuance of the classes or series of shares set forth in the Prospectuses, including classes or series, which represent interests in the Funds as follows, and as further described in this Statement of Additional Information and the related Prospectuses:


Money Market Fund
         Class A                                              Class I Shares
         Class A - Special Series 1                           Class A Shares
         Class A - Special Series 2                           Class B Shares
         Class A - Special Series 3                           Class C Shares
Government Money Market Fund
         Class B                                              Class I Shares
         Class B - Special Series 1                           Class A Shares
Treasury Money Market Fund
         Class C                                              Class I Shares
         Class C - Special Series 1                           Class A Shares
Tax Exempt Money Market Fund
         Class D                                              Class I Shares
         Class D - Special Series 1                           Class A Shares
         Class D - Special Series 2                           Class B Shares
Equity Growth Fund
         Class H                                              Class I Shares
         Class H - Special Series 1                           Class A Shares
         Class H - Special Series 2                           Class B Shares
         Class H - Special Series 3                           Class C Shares
Intermediate Bond Fund
         Class I                                              Class I Shares
         Class I - Special Series 1                           Class A Shares
         Class I - Special Series 2                           Class B Shares
         Class I - Special Series 3                           Class C Shares
Ohio Tax Exempt Bond Fund
         Class K                                              Class I Shares
         Class K - Special Series 1                           Class A Shares
         Class K - Special Series 2                           Class B Shares
         Class K - Special Series 3                           Class C Shares
National Tax Exempt Bond Fund
         Class L                                              Class I Shares
         Class L - Special Series 1                           Class A Shares
         Class L - Special Series 2                           Class B Shares
         Class L - Special Series 3                           Class C Shares
Equity Income Fund
         Class M                                              Class I Shares
         Class M - Special Series 1                           Class A Shares



         Class M - Special Series 2                           Class B Shares
         Class M - Special Series 3                           Class C Shares
Small Cap Value Fund
         Class N                                              Class I Shares
         Class N - Special Series 1                           Class A Shares
         Class N - Special Series 2                           Class B Shares
         Class N - Special Series 3                           Class C Shares
Limited Maturity Bond Fund
         Class O                                              Class I Shares
         Class O - Special Series 1                           Class A Shares
         Class O - Special Series 2                           Class B Shares
         Class O - Special Series 3                           Class C Shares
Total Return Advantage Fund
         Class P                                              Class I Shares
         Class P - Special Series 1                           Class A Shares
         Class P - Special Series 2                           Class B Shares
         Class P - Special Series 3                           Class C Shares
Pennsylvania Tax Exempt Money Market Fund
         Class Q                                              Class I Shares
         Class Q - Special Series 1                           Class A Shares
Bond Fund
         Class R                                              Class I Shares
         Class R - Special Series 1                           Class A Shares
         Class R - Special Series 2                           Class B Shares
         Class R - Special Series 3                           Class C Shares
GNMA Fund
         Class S                                              Class I Shares
         Class S - Special Series 1                           Class A Shares
         Class S - Special Series 2                           Class B Shares
         Class S - Special Series 3                           Class C Shares
Pennsylvania Tax Exempt Bond Fund
         Class T                                              Class I Shares
         Class T - Special Series 1                           Class A Shares
         Class T - Special Series 2                           Class B Shares
         Class T - Special Series 3                           Class C Shares
International Equity Fund
         Class U                                              Class I Shares
         Class U - Special Series 1                           Class A Shares
         Class U - Special Series 2                           Class B Shares
         Class U - Special Series 3                           Class C Shares
Equity Index Fund
         Class V                                              Class I Shares
         Class V - Special Series 1                           Class A Shares
         Class V - Special Series 2                           Class B Shares
         Class V - Special Series 3                           Class C Shares



Core Equity Fund
         Class W                                              Class I Shares
         Class W - Special Series 1                           Class A Shares
         Class W - Special Series 2                           Class B Shares
         Class W - Special Series 3                           Class C Shares
Small Cap Growth Fund
         Class X                                              Class I Shares
         Class X - Special Series 1                           Class A Shares
         Class X - Special Series 2                           Class B Shares
         Class X - Special Series 3                           Class C Shares
Tax Managed Equity Fund
         Class Z                                              Class I Shares
         Class Z - Special Series 1                           Class A Shares
         Class Z - Special Series 2                           Class B Shares
         Class Z - Special Series 3                           Class C Shares
Balanced Allocation Fund
         Class AA                                             Class I Shares
         Class AA - Special Series 1                          Class A Shares
         Class AA - Special Series 2                          Class B Shares
         Class AA - Special Series 3                          Class C Shares
Ohio Municipal Money Market Fund
         Class BB                                             Class I Shares
         Class BB - Special Series 1                          Class A Shares
Treasury Plus Money Market Fund
         Class CC                                             Class I Shares
         Class CC - Special Series 1                          Class A Shares
U.S. Government Income Fund
         Class DD                                             Class I Shares
         Class DD - Special Series 1                          Class A Shares
         Class DD - Special Series 2                          Class B Shares
         Class DD - Special Series 3                          Class C Shares
Mid Cap Growth Fund
         Class GG                                             Class I Shares
         Class GG - Special Series 1                          Class A Shares
         Class GG - Special Series 2                          Class B Shares
         Class GG - Special Series 3                          Class C Shares
Michigan Municipal Bond Fund
         Class HH                                             Class I Shares
         Class HH - Special Series 1                          Class A Shares
         Class HH - Special Series 2                          Class B Shares
         Class HH - Special Series 3                          Class C Shares
Large Cap Ultra Fund
         Class II                                             Class I Shares
         Class II - Special Series 1                          Class A Shares
         Class II - Special Series 2                          Class B Shares



         Class II - Special Series 3                          Class C Shares
Strategic Income Bond Fund
         Class MM                                             Class I Shares
         Class MM - Special Series 1                          Class A Shares
         Class MM - Special Series 2                          Class B Shares
         Class MM - Special Series 3                          Class C Shares
Aggressive Allocation Fund
         Class NN                                             Class I Shares
         Class NN - Special Series 1                          Class A Shares
         Class NN - Special Series 2                          Class B Shares
         Class NN - Special Series 3                          Class C Shares
Conservative Allocation Fund
         Class OO                                             Class I Shares
         Class OO - Special Series 1                          Class A Shares
         Class OO - Special Series 2                          Class B Shares
         Class OO - Special Series 3                          Class C Shares


                  Shares have no preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses, the Trust's shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust or an individual Fund, shareholders of a Fund are entitled to receive the assets available for distribution belonging to the particular Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets of the Trust not belonging to any particular Fund which are available for distribution.

                  Rule 18f-2 under the 1940 Act provides that any matter required by the 1940 Act, applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each investment fund affected by such matter. Rule 18f-2 further provides that an investment fund is affected by a matter unless the interests of each fund in the matter are substantially identical or the matter does not affect any interest of the fund. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to an investment fund only if approved by a majority of the outstanding shares of such fund. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts, and the election of trustees may be effectively acted upon by shareholders of the Trust voting together in the aggregate without regard to a particular fund. In addition, shareholders of each class in a particular investment fund have equal voting rights except that only Class I Shares and Class A Shares of an investment fund will be entitled to vote on matters submitted to a vote of shareholders (if any) relating to a distribution plan for such shares, only Class B Shares of a Fund will be entitled to vote on matters relating to a distribution plan with respect to Class B Shares, and only Class C Shares of a Fund will be entitled to vote on matters relating to a distribution plan with respect to Class C Shares.

                  Although the following types of transactions are normally subject to shareholder approval, the Board of Trustees may, under certain limited circumstances, (a) sell and convey the assets of an investment fund to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such fund involved to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance;
(b) sell and convert an investment fund's assets into money and, in connection therewith, to cause all outstanding shares of such fund involved to be redeemed at their net asset value; or (c) combine the assets belonging to an investment fund with the assets belonging to another investment fund of the Trust, if the Board of Trustees reasonably determines that such combination will not have a material adverse effect on shareholders of any fund participating in such combination, and, in connection therewith, to cause all outstanding shares of any fund to be redeemed at their net asset value or converted into shares of another class of the Trust shares at net asset value. In the event that shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such shares an amount that is more or less than his or her original investment due to changes in the market prices of the fund's securities. The exercise of such authority by the Board of Trustees will be subject to the provisions of the 1940 Act, and the Board of Trustees will not take any action described in this paragraph unless the proposed action has been disclosed in writing to the fund's shareholders at least 30 days prior thereto.


                    ADDITIONAL INFORMATION CONCERNING TAXES

                  The following summarizes certain additional tax considerations generally affecting the Trust and its shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Trust or its shareholders or possible legislative changes, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situation.

                  Each Fund of the Trust will be treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended (the "Code"), and intends to qualify and continue to qualify as a regulated investment company. In order to qualify and continue to qualify for tax treatment as a regulated investment company under the Code, the Fund must satisfy, in addition to the distribution requirement described in the Prospectuses, certain requirements with respect to the source of its income during a taxable year. At least 90% of the gross income of the Fund must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, and other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to the Fund's business of investing in such stock, securities or currencies. The Treasury Department may by regulation exclude from qualifying income foreign currency gains which are not directly related to the Fund's principal business of investing in stock or securities, or options and futures with respect to stock or securities. Any income derived by the Fund from a partnership or trust is treated as derived with respect to the Fund's business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income which would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.

                  A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.

                  If for any taxable year the Fund does not qualify for federal tax treatment as a regulated investment company, all of the Fund's taxable income will be subject to federal and, potentially, state income tax at regular corporate rates without any deduction for distributions to its shareholders. In such event, dividend distributions (including amounts derived from interest on Municipal Securities) would be taxable as ordinary income to the Fund's shareholders to the extent of the Fund's current and accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations.

                  A Fund may be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are "exempt recipients."

                  The tax principles applicable to transactions in financial instruments and futures contacts and options that may be engaged in by a Fund, and investments in passive foreign investment companies ("PFICs"), are complex and, in some cases, uncertain. Such transactions and investments may cause a Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

                  In addition, in the case of any shares of a PFIC in which a Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares.

                  Although each Fund expects to qualify as a regulated investment company and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, a Fund may be subject to the tax laws of such states or localities.

ADDITIONAL TAX INFORMATION CONCERNING THE TAX FREE BOND FUNDS, AND THE TAX FREE MONEY MARKET FUNDS.

                  As described above and in the Prospectuses, the Michigan Municipal Bond, Ohio Tax Exempt Bond, Pennsylvania Municipal Bond, National Tax Exempt Bond, Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market and Tax Exempt Money Market Funds are designed to provide investors with tax-exempt interest income. The Funds are not intended to constitute a balanced investment program and are not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of the Funds would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and IRAs since such plans and accounts are generally tax-exempt and, therefore, would not gain any additional benefit from the Funds' dividends being tax-exempt.

                  The policy of the Funds is to pay each year as federal exempt-interest dividends substantially all the Funds' Municipal Securities interest income net of certain deductions. In order for the Funds to pay federal exempt-interest dividends with respect to any taxable year, at the close of each taxable quarter at least 50% of the aggregate value of their respective portfolios must consist of tax-exempt obligations. An exempt-interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by a Fund and designated as an exempt-interest dividend in a written notice mailed to shareholders not later than 60 days after the close of the Fund's taxable year. However, the aggregate amount of dividends so designated by the Funds cannot exceed the excess of the amount of interest exempt from tax under Section 103 of the Code received by the Funds during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. The percentage of total dividends paid by the Funds with respect to any taxable year which qualifies as federal exempt-interest dividends will be the same for all shareholders receiving dividends from the Funds with respect to such year.

                  Shareholders are advised to consult their tax advisers with respect to whether exempt-interest dividends would retain the exclusion under
Section 103(a) if the shareholder would be treated as a "substantial user" or a "related person" to such user with respect to facilities financed through any of the tax-exempt obligations held by the Funds. A "substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his or her trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, or who occupies more than 5% of the usable area of such facilities or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. A "related person" includes certain related natural persons, affiliated corporations, partners and partnerships, and S corporations and their shareholders.

ADDITIONAL TAX INFORMATION CONCERNING THE OHIO TAX EXEMPT BOND AND OHIO MUNICIPAL MONEY MARKET FUNDS

                  The Ohio Tax Exempt Bond and Ohio Municipal Money Market Funds are not subject to the Ohio personal income or school district or municipal income taxes in Ohio. The Funds are not subject to the Ohio corporation franchise tax or the Ohio dealers in intangibles tax, provided that, if there is a sufficient nexus between the State of Ohio and such entity that would enable the State to tax such entity, the Funds timely file the annual report required by Section 5733.09 of the Ohio Revised Code. The Ohio Tax Commissioner has waived the annual filing requirement for every tax year since 1990, the first year to which such requirement applied.

                  Shareholders of the Funds otherwise subject to Ohio personal income tax or municipal or school district income taxes in Ohio imposed on individuals and estates will not be subject to such taxes on distributions with respect to shares of the Funds ("Distributions") to the extent that such Distributions are properly attributable to interest on or gain from the sale of Ohio Municipal Securities.

                  Shareholders otherwise subject to the Ohio corporation franchise tax will not be required to include Distributions in their tax base for purposes of calculating the Ohio corporation franchise tax on the net income basis to the extent that such Distributions either (a) are properly attributable to interest on or gain from the sale of Ohio Municipal Securities, (b) represent "exempt-interest dividends" for federal income tax purposes, or (c) are described in both (a) and (b). Shares of the Fund will be included in a shareholder's tax base for purposes of computing the Ohio corporation franchise tax on the net worth basis.

                  Distributions that consist of interest on obligations of the United States or its territories or possessions or of any authority, commission, or instrumentality of the United States that is exempt from state income taxes under the laws of the United States (including obligations issued by the governments of Puerto Rico, the Virgin Islands or Guam and their authorities or municipalities) ("Territorial Obligations") are exempt from the Ohio personal income tax, and municipal and school district income taxes in Ohio, and, provided, in the case of Territorial Obligations, such interest is excluded from gross income for federal income tax purposes, are excluded from the net income base of the Ohio corporation franchise tax.

                  It is assumed for purposes of this discussion of State and Local Taxes that each Fund will continue to qualify as a regulated investment company under the Code, and that at all times at least 50% of the value of the total assets of the Fund consists of Ohio Municipal Securities or similar obligations of other states or their subdivisions.

                                 * * * * *

                  The foregoing is only a summary of some of the important tax considerations generally affecting purchasers of shares of the Funds. No attempt has been made to present a detailed explanation of the federal income tax treatment of the Funds or their shareholders or of state tax treatment of the Funds or their shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly potential purchasers of shares of the Funds are urged to consult their own tax advisers with specific reference to their own tax situation. In addition, the foregoing discussion is based on tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action.

                          TRUSTEES AND OFFICERS

                  The business and affairs of the Trust are managed under the direction of the Trust's Board of Trustees in accordance with the laws of the Commonwealth of Massachusetts and the Trust's Declaration of Trust. The trustees and executive officers of the Trust, their ages, addresses, principal occupations during the past five years, and other affiliations are as follows:



                                                                                  PRINCIPAL OCCUPATION
                                           POSITION WITH                          DURING PAST 5 YEARS
NAME AND ADDRESS                           THE TRUST                              AND OTHER AFFILIATIONS
----------------                           ---------                              ----------------------
Robert D. Neary                            Chairman of the Board and Trustee      Retired Co-Chairman of Ernst & Young,
32980 Creekside Drive                                                             April 1984 to September 1993; Director,
Pepper Pike, OH  44124                                                            Cold Metal Products, Inc., since March
Age 67                                                                            1994; Director, Strategic Distribution,
                                                                                  Inc., since January 1999.  Trustee, The
                                                                                  Armada Advantage Fund, since 1998.

Herbert R. Martens, Jr.*                   President and Trustee                  Executive Vice President, National City
c/o NatCity Investments, Inc.                                                     Corporation (bank holding company),
1965 East Sixth Street                                                            since July 1997; Chairman, President and
Cleveland, OH  44114                                                              Chief Executive Officer, NatCity
Age 48                                                                            Investments, Inc. (investment banking),
                                                                                  since July 1995; President and Chief
                                                                                  Executive Officer, Raffensberger, Hughes
                                                                                  & Co. (broker-dealer) from 1993 until
                                                                                  1995; President, Reserve Capital Group,
                                                                                  from 1990 until 1993.  President and
                                                                                  Trustee, The Armada Advantage Fund,
                                                                                  since 1998.



                                                                                  PRINCIPAL OCCUPATION
                                           POSITION WITH                          DURING PAST 5 YEARS
NAME AND ADDRESS                           THE TRUST                              AND OTHER AFFILIATIONS
----------------                           ---------                              ----------------------
John F. Durkott                            Trustee                                President and Chief Operating Officer,
8600 Allisonville Road                                                            Kittle's Home Furnishings Center, Inc.,
Indianapolis, IN  46250                                                           since January 1982; partner, Kittle's
Age 56                                                                            Bloomington Properties LLC, since
                                                                                  January 1981; partner, KK&D LLC, since
                                                                                  January 1989; partner, KK&D II LLC
                                                                                  (affiliated real estate companies of
                                                                                  Kittle's Home Furnishings Center, Inc.),
                                                                                  since February 1998.  Trustee, The
                                                                                  Armada Advantage Fund, since 1998.

Robert J. Farling                          Trustee                                Retired Chairman, President and Chief
1608 Balmoral Way                                                                 Executive Officer, Centerior Energy
Westlake, OH  44145                                                               (electric utility), March 1992 to
Age 63                                                                            October 1997; Director, National City
                                                                                  Bank until October 1997; Director,
                                                                                  Republic Engineered Steels, October 1997
                                                                                  to September 1998.  Trustee, The Armada
                                                                                  Advantage Fund, since 1998.

Richard W. Furst                           Trustee                                Garvice D. Kincaid Professor of Finance
2133 Rothbury Road                                                                and Dean, Gatton College of Business and
Lexington, KY  40515                                                              Economics, University of Kentucky, since
Age 62                                                                            1981; Director, The Seed Corporation
                                                                                  (restaurant group), since 1990;
                                                                                  Director; Foam Design, Inc.,
                                                                                  (manufacturer of industrial and
                                                                                  commercial foam products), since 1993;
                                                                                  Director, Office Suites Plus, Inc.
                                                                                  (office buildings), since 1998;
                                                                                  Director, ihigh.com, Inc., (Internet
                                                                                  company) since 1999; Trustee, The Armada
                                                                                  Advantage Fund, since 1998.

Gerald L. Gherlein                         Trustee                                Retired; formerly, the Executive
3679 Greenwood Drive                                                              Vice-President and General Counsel,
Pepper Pike, OH  44124                                                            Eaton Corporation (global
Age 62                                                                            manufacturing), from 1991 to March,
                                                                                  2000; Trustee, The Armada Advantage
                                                                                  Fund, since 1998.



                                                                                  PRINCIPAL OCCUPATION
                                           POSITION WITH                          DURING PAST 5 YEARS
NAME AND ADDRESS                           THE TRUST                              AND OTHER AFFILIATIONS
----------------                           ---------                              ----------------------
J. William Pullen                          Trustee                                President and Chief Executive Officer,
Whayne Supply Company                                                             Whayne Supply Co. (engine and heavy
1400 Cecil Avenue                                                                 equipment distribution), since 1986;
P.O. Box 35900                                                                    Trustee, The Armada Advantage Fund,
Louisville, KY 40232-5900                                                         since 1998.
Age 61

W. Bruce McConnel, III                     Secretary                              Partner, Drinker Biddle & Reath LLP,
One Logan Square                                                                  Philadelphia, Pennsylvania (law firm).
18th and Cherry Streets
Philadelphia, PA  19103-6996
Age 57

John Leven                                 Treasurer                              Director of Funds Accounting of SEI
One Freedom Valley Drive                                                          Investments since March 1999; Division
Oaks, PA  19456                                                                   Controller, First Data Corp., February
Age 42                                                                            1998 to March 1999; Corporate
                                                                                  Controller, FPS Services (mutual funds
                                                                                  servicing company), February 1993 to February
                                                                                  1998; Treasurer, FPS Broker Services, Inc. from
                                                                                  March 1993 to December 1998.

Timothy D. Barto                           Assistant Treasurer                    Vice President and Assistant Secretary,
One Freedom Valley Drive                                                          SEI Investments Mutual Funds Services
Oaks, PA  19456                                                                   and SEI Investments Distribution Co.,
Page 32                                                                           since 1999; Associate, Dechert Price &
                                                                                  Rhoads (law firm), 1997 to 1999; Associate,
                                                                                  Richter, Miller & Finn, 1994 to 1997.


--------------------

         *Mr. Martens is considered by the Trust to be an "interested person" of the Trust as defined in the 1940 Act.

                  As of the date of this Statement of Additional Information, the trustees of the Trust as a group owned beneficially less than 1% of the outstanding shares of each of the Funds of the Trust, and less than 1% of the outstanding shares of all of the Funds of the Trust in the aggregate.

                  Mr. Martens is an "interested person" because (1) he is an Executive Vice President of National City Corporation, the parent corporation to IMC, which receives fees as investment adviser to the Trust, (2) he owns shares of common stock and options to purchase common stock of National City Corporation, and (3) he is the Chief Executive Officer of NatCity Investments, Inc., a broker-dealer affiliated with National City Investment Management Company.

                  Mr. Leven and Mr. Barto are employed by SEI Investments Mutual Funds Services, which receives fees as Administrator to the Trust. Mr. Barto is also employed by SEI Investments Distribution Co., which receives fees as Distributor to the Trust. Mr. McConnel is a partner of the law firm, Drinker Biddle & Reath LLP, which receives fees as counsel to the Trust.

                  With respect to the Trust and The Armada Advantage Fund ("Armada Advantage"), each trustee receives an annual fee of $15,000 plus $3,000 for each Board meeting attended and reimbursement of expenses incurred in attending meetings. The two fund companies generally hold concurrent Board meetings. The Chairman of the Board is entitled to receive an additional $5,000 per annum for services in such capacity.

                  The following table summarizes the compensation for each of the Trustees of the Trust for the fiscal year ended May 31, 2000:


                                                      PENSION OR             ESTIMATED
                                   AGGREGATE          RETIREMENT BENEFITS    APPROVAL           TOTAL COMPENSATION
NAME OF                            COMPENSATION       ACCRUED AS PART OF     BENEFITS UPON      FROM THE TRUST AND
PERSON, POSITION                   FROM THE TRUST     THE TRUST'S EXPENSE    RETIREMENT         FUND COMPLEX*
----------------                   --------------     --------------------   ----------         -------------
Robert D. Neary,                     $29,634.18                $0                  $0                $35,000
Chairman and Trustee

Leigh Carter, Trustee                $25,400.73                $0                  $0                $30,000

John F. Durkott, Trustee             $25,400.73                $0                  $0                $30,000

Robert J. Farling, Trustee           $25,400.73                $0                  $0                $30,000

Richard W. Furst, Trustee            $25,400.73                $0                  $0                $30,000

Gerald L. Gherlein, Trustee          $25,400.73                $0                  $0                $30,000

Herbert R. Martens, Jr.,                     $0                $0                  $0                     $0
President and Trustee

J. William Pullen, Trustee           $25,400.73                $0                  $0                $30,000


---------------------

* The "Fund Complex" consists of the Trust and Armada Advantage (formerly known as The Parkstone Advantage Fund) and, until June 16, 2000, the Parkstone Group of Funds ("Parkstone"). Each of the Trustees serves as Trustee to both investment companies. The Trustees became trustees of Parkstone and Armada Advantage effective August 14, 1998.

                  The Trustees may elect to defer payment of 25% to 100% of the fees they receive in accordance with a Trustee Deferred Compensation Plan (the "Plan"). Under the Plan, a Trustee may elect to have his or her deferred fees treated as if they had been invested by the

Trust in the shares of one or more portfolios of the Trust and the amount paid to the Trustee under the Plan will be determined based on the performance of such investments. Distributions are generally of equal installments over a period of 2 to 15 years. The Plan will remain unfunded for federal income tax purposes under the Code. Deferral of Trustee fees in accordance with the Plan will have a negligible impact on portfolio assets and liabilities and will not obligate the Trust to retain any trustee or pay any particular level of compensation.

CODE OF ETHICS

                  The Trust, IMC, the Sub-Adviser and the Distributor have each adopted codes of ethics under Rule 17j-1 of the 1940 Act that (i) establish procedures for personnel with respect to personal investing, (ii) prohibit or restrict certain transactions that may be deemed to create a conflict of interest between personnel and the Funds, and (iii) permit personnel to invest in securities, including securities that may be purchased or held by the Funds. The codes of ethics are on file with, and available from, the SEC's Public Reference Room in Washington, D.C.

SHAREHOLDER AND TRUSTEE LIABILITY

                  Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Trust's Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Trust, and that every note, bond, contract, order, or other undertaking made by the Trust shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or some other reason. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

                  The Declaration of Trust states further that no trustee, officer, or agent of the Trust shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the trust estate or the conduct of any business of the Trust; nor shall any trustee be personally liable to any person for any action or failure to act except by reason of his or her own bad faith, willful misfeasance, gross negligence, or reckless disregard of his or her duties as trustee. The Declaration of Trust also provides that all persons having any claim against the trustees or the Trust shall look solely to the trust property for payment. With the exceptions stated, the Declaration of Trust provides that a trustee is entitled to be indemnified against all liabilities and expense reasonably incurred by him in connection with the defense or disposition of any proceeding in which he or she may be involved or with which he or she may be threatened by reason of his or her being or having been a trustee, and that the trustees, have the power, but not the duty, to indemnify officers and employees of the Trust unless any such person would not be entitled to indemnification had he or she been a trustee.

                ADVISORY, ADMINISTRATION, DISTRIBUTION, CUSTODIAN
                     SERVICES AND TRANSFER AGENCY AGREEMENTS

ADVISORY AGREEMENTS

                  IMC serves as investment adviser to the: (a) International Equity, Small Cap Value, Small Cap Growth, Equity Index, Tax Managed Equity, Balanced Allocation and Ohio Municipal Money Market Funds under an Advisory Agreement dated April 9, 1998; (b) Money Market, Treasury Money Market, Government Money Market, Tax Exempt Money Market, Pennsylvania Municipal Bond, National Tax Exempt Bond, Intermediate Bond, GNMA, Bond, Equity Growth, Large Cap Value, Ohio Tax Exempt Bond and Pennsylvania Municipal Money Market Funds under an Advisory Agreement dated November 19, 1997; (c) Core Equity, Limited Maturity Bond and Total Return Advantage Funds under an Advisory Agreement dated March 6, 1998. Prior to such dates, National City Bank or an affiliate served as adviser to the Funds other than the Core Equity Fund. IMC serves as investment adviser to the Mid Cap Growth, Large Cap Ultra, U.S. Government Income, Michigan Municipal Bond and Treasury Plus Money Market Funds under an Advisory Agreement dated June 9, 2000. The Strategic Income Bond Fund will enter into an Advisory Agreement with IMC effective at the time the Fund commences operations. The Aggressive Allocation and Conservative Allocation Funds also will enter into an Advisory Agreement with IMC effective at the time the Fund commences operations.

                  National Asset Management Corporation ("NAM") serves as investment sub-adviser to the Core Equity and Total Return Advantage Funds (the "Sub-Adviser") pursuant to a Sub-Advisory Agreement dated March 6, 1998. Prior to June 29, 1998, NAM served as adviser to the Core Equity, Total Return Advantage and Limited Maturity Bond (formerly, Enhanced Income) Funds. IMC is a wholly owned subsidiary of National City Corporation, a bank holding company with $85 billion in assets, and headquarters in Cleveland, Ohio and over 1,300 branch offices in six states. From time to time, the Adviser may voluntarily waive fees or reimburse the Trust for expenses.

                  During the last three fiscal years, the Trust incurred advisory fees as set forth below:


                                                       FOR THE FISCAL YEAR ENDED MAY 31:
FUND                                              2000               1999               1998
----                                              ----               ----               ----
Core Equity Fund ........................       $ 1,178,813        $  947,557        $  608,222(1)
Equity Growth Fund ......................       $11,127,549        $8,840,432        $2,395,579
Equity Index Fund .......................       $   719,779        $        0(2)              *
International Equity Fund ...............       $ 3,743,257        $1,723,308        $  570,684(1)
Large Cap Ultra Fund(3) .................       $ 3,313,382        $3,460,325        $2,681,620
Large Cap Value Fund ....................       $ 3,920,942        $3,169,439        $1,237,195
Mid Cap Growth Fund(3) ..................       $ 3,834,987        $4,989,834        $6,103,574
Small Cap Growth Fund ...................       $ 1,304,010        $  611,655        $  208,833(1)
Small Cap Value Fund ....................       $ 2,991,781        $2,360,071        $1,989,606
Tax Managed Equity Fund .................       $ 2,069,464        $1,302,931        $        0(4)
Balanced Allocation Fund ................       $   592,684        $  422,278(2)              *



                                                       FOR THE FISCAL YEAR ENDED MAY 31:
FUND                                              2000               1999               1998
----                                              ----               ----               ----

Bond Fund ...............................       $ 3,833,002        $3,589,348        $  574,688
GNMA Fund ...............................       $   587,315        $  491,789        $  395,769
Intermediate Bond Fund ..................       $ 1,231,299        $1,057,813        $  593,301
Limited Maturity Bond Fund ..............       $   304,231        $  172,808        $   65,970
Total Return Advantage Fund .............       $ 1,154,130        $1,105,774        $  404,823
U.S. Government Income Fund(3) ..........       $   950,408        $  991,623        $1,002,856
Michigan Municipal Bond Fund(3) .........       $ 1,074,133        $1,310,099        $1,267,497
National Tax Exempt Bond Fund ...........       $   341,765        $   36,100        $        0(4)
Ohio Tax Exempt Bond Fund ...............       $   640,475        $   71,985        $        0
Pennsylvania Municipal Bond Fund ........       $   147,815        $   78,742        $  150,120
Government Money Market Fund ............       $ 3,949,786        $3,699,448        $2,815,875
Money Market Fund .......................       $ 9,565,355        $8,013,996        $6,126,877
Ohio Municipal Money Market Fund ........       $   237,022        $  103,978(5)              *
Pennsylvania Tax Exempt Money Market Fund       $   200,000        $  203,004        $  142,220
Tax Exempt Money Market Fund ............       $   890,875        $  924,937        $  742,324
Treasury Money Market Fund ..............       $ 1,072,558        $  980,380        $  766,895
Treasury Plus Money Market Fund(3) ......       $   864,032        $1,656,809        $1,905,446


------------------------

*   Not in operation during the period.
(1) For the period August 1, 1997 (commencement of operations) to May 31, 1998.
(2) For the period July 10, 1998 (commencement of operations) to May 31, 1999.
(3) Advisory fees shown in the tables above for the Large Cap Ultra, Mid Cap Growth, Michigan Municipal Bond, U.S. Government Income and Treasury Plus Money Market Funds were paid by to the corresponding Parkstone Continuing Funds.
(4) For the period April 9, 1998 (commencement of operations) to May 31, 1998.
(5) For the period September 15, 1998 (commencement of operations) to May 31, 1999.

                  During the last three fiscal years, advisory fees were waived as set forth below:


                                                    FOR THE FISCAL YEAR ENDED MAY 31:
FUND                                            2000              1999              1998
----                                            ----              ----              ----
Core Equity Fund ........................       $        0       $        0        $  64,683(1)
Equity Growth Fund ......................       $        0       $        0        $       0
Equity Index Fund .......................       $  619,477       $  503,834(2)             *
International Equity Fund ...............       $        0       $        0        $  50,784(1)
Large Cap Ultra Fund(3) .................       $        0       $        0        $       0
Large Cap Value Fund ....................       $        0       $        0        $       0
Mid Cap Growth Fund(3) ..................       $        0       $        0        $       0
Small Cap Growth Fund ...................       $        0       $        0        $  18,000(1)
Small Cap Value Fund ....................       $        0       $        0        $       0
Tax Managed Equity Fund .................       $        0       $  308,130        $ 173,851(4)
Balanced Allocation Fund ................       $        0       $        0(2)             *
Bond Fund ...............................       $        0       $        0        $       0
GNMA Fund ...............................       $        0       $        0        $       0
Intermediate Bond Fund ..................       $  461,741       $  396,680        $ 222,488
Limited Maturity Bond Fund ..............       $   86,921       $  173,823        $ 264,973



                                                    FOR THE FISCAL YEAR ENDED MAY 31:
FUND                                            2000              1999              1998
----                                            ----              ----              ----
Total Return Advantage Fund .............       $  659,510       $  634,144        $1,133,101
U.S. Government Income Fund(3) ..........       $  191,061       $  639,043        $  646,269
Michigan Municipal Bond Fund(3) .........       $  134,996       $  452,581        $  437,864
National Tax Exempt Bond Fund ...........       $  222,217       $  492,594        $   62,113(4)
Ohio Tax Exempt Bond Fund ...............       $  426,963       $1,060,233        $  649,247
Pennsylvania Municipal Bond Fund ........       $   91,469       $  137,798        $   56,245
Government Money Market Fund ............       $1,579,899       $1,479,779        $1,126,349
Money Market Fund .......................       $3,827,616       $3,205,598        $2,451,233
Ohio Municipal Money Market Fund ........       $  316,036       $  157,160(5)              *
Pennsylvania Tax Exempt Money Market Fund       $  333,324       $  338,340        $  237,029
Tax Exempt Money Market Fund ............       $1,189,864       $1,233,250        $  989,768
Treasury Money Market Fund ..............       $  214,514       $  196,076        $  153,379
Treasury Plus Money Market Fund(3) ......       $        0       $        0        $        0


--------------------

*   Not in operation during the period.
(1) For the period August 1, 1997 (commencement of operations) to May 31, 1998.
(2) For the period July 10, 1998 (commencement of operations) to May 31, 1998.
(3) Advisory fee waivers shown in the table above for the Large Cap Ultra, Mid Cap Growth, Michigan Municipal Bond, U.S. Government Income and Treasury Plus Money Market Funds applied to the corresponding Parkstone Continuing Funds.
(4) For the period April 9, 1998 (commencement of operations) to May 31, 1998.
(5) For the period September 15, 1998 (commencement of operations) to May 31, 1999.

                  Subject to the supervision of the Trust's Board of Trustees, IMC or NAM, as applicable, will provide a continuous investment program for each Fund, including investment research and management with respect to all securities and investments and cash equivalents in each Fund. IMC or NAM will determine from time to time what securities and other investments will be purchased, retained or sold by each Fund. IMC or NAM will provide the services under this Agreement in accordance with each Fund's investment objective, policies, and restrictions as stated in the Prospectus and resolutions of the Trust's Board of Trustees applicable to such Fund.

                  Each Advisory and Sub-Advisory Agreement provides that the Adviser and sub-adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the Advisory or Sub-Advisory Agreements, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser or Sub-adviser in the performance of their duties or from reckless disregard by them of their duties and obligations thereunder.

                  Unless sooner terminated, the Advisory Agreements will continue in effect with respect to the Funds to which they relate until September 30, 2001 and from year to year thereafter, subject to annual approval by the Trust's Board of Trustees, or by a vote of a majority of the outstanding shares of such Funds (as defined in the Funds' Prospectus) and a majority of the trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any party by votes cast in person at a meeting called for such purpose. The Advisory Agreements and Sub-Advisory Agreement may be terminated by the Trust or the Adviser or sub-advisers on 60 days written notice, and will terminate immediately in the event of its assignment.

ADMINISTRATION SERVICES

                  The Trust has entered into a co-administration agreement with SEI Investments Mutual Fund Services ("SIMFS") and National City Bank ("NCB" and, together with SIMFS, the "Co-Administrators") effective as of August 1, 2000 (the "Co-Administration Agreement"), pursuant to which SIMFS and NCB have agreed to serve as Co-Administrators to the Trust. Prior to August 1, 2000, SIMFS served as sole administrator to the Trust pursuant to an advisory agreement dated as of May 1, 1998 (the "SIMFS Administration Agreement"). Also prior to August 1, 2000, NCB provided sub-administration services to the Trust pursuant to a sub-administration agreement between SIMFS and NCB dated as of May 1, 1998 (the "Sub-Administration Agreement"). SIMFS paid NCB fees for its services under the Sub-Administration Agreement. The Trust paid no fees directly to NCB for sub-administration services. Prior to May 1, 1998, PFPC, Inc. ("PFPC") served as administrator and accounting agent to each Fund other than the Tax Managed Equity and National Tax Exempt Bond Funds (for which SIMFS served as administrator) and the Parkstone Continuing Funds. Prior to January 1, 2000, BISYS Fund Services served as administrator to the Parkstone Continuing Funds. On January 1, 2000, SIMFS became administrator to the Parkstone Continuing Funds. BISYS continued to provide fund accounting services to the Parkstone Continuing Funds until April 3, 2000 when SIMFS assumed full responsibilities as administrator.

                  The Co-Administrators provide a wide variety of accounting, shareholder and administrative services to the Trust under the Co-Administration Agreement. The Co-Administration Agreement provides that the Co-Administrators shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Co-Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Co-Administrators in the performance of their duties or from reckless disregard by them of their duties and obligations thereunder. The Co-Administration Agreement also provides that the Co-Administration Agreement creates no joint and/or several liability among the Co-Administrators with respect to any loss arising out of services provided by a specific Co-Administrator.

                  SIMFS, a Delaware business trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interests in SIMFS. SEI Investments and its affiliates, including SIMFS, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. NCB, which is a wholly owned subsidiary of National City Corporation and an affiliate of the Adviser, has its principal offices at 1900 East Ninth Street, Cleveland, Ohio, 04414.

                  Under the Co-Administration Agreement, the Co-Administrators are entitled to receive administration fees, computed daily and paid monthly, at the following annual rates based on the aggregate average daily net assets of all of the Funds:


                                                       AGGREGATE       PORTION ALLOCATED       PORTION ALLOCATED
          COMBINED AVERAGE DAILY NET ASSETS           ANNUAL RATE          TO SIMFS                 TO NCB
          ---------------------------------           -----------          --------                 ------
          Up to $16 billion..........................    0.070%             0.050%                  0.020%
          From $16 to 20 billion.....................    0.070%             0.040%                  0.030%
          Over $20 billion...........................    0.065%             0.035%                  0.030%


                  Under the SIMFS Administration Agreement, SIMFS was entitled to receive administration fees, computed daily and paid monthly, at the following annual rates based on the aggregate average daily net assets of all of the Funds:


         COMBINED AVERAGE DAILY NET ASSETS           ANNUAL RATE
         ---------------------------------           -----------
         Up to $18 billion..........................    0.070%
         Over $18 billion...........................    0.060%


                  During the fiscal years ended May 31, 2000 and 1999, and the period May 1, 1998 through May 31, 1998, the Trust paid to SIMFS administration fees as set forth below:


FUND                                                2000              1999             1998
----                                                ----              ----             ----
Core Equity Fund ........................       $  110,023       $   89,073       $   6,096(1)
Equity Growth Fund ......................       $1,038,577       $  830,212       $  19,814
Equity Index Fund .......................       $  267,854       $  100,767(2)            *
International Equity Fund ...............       $  227,436       $  116,269       $   8,857(1)
Large Cap Ultra Fund(3) .................       $  168,898(4)           N/A             N/A
Large Cap Value Fund ....................       $  365,957       $  295,814       $  10,576
Mid Cap Growth Fund(3) ..................       $  170,367(4)           N/A             N/A
Small Cap Growth Fund ...................       $   91,281       $   45,999       $   4,252(1)
Small Cap Value Fund ....................       $  209,426       $  180,236       $  16,100
Tax Managed Equity Fund .................       $  193,152       $  150,366       $  15,886(5)
Balanced Allocation Fund ................       $   55,317       $   41,193(2)            *
Bond Fund ...............................       $  487,839       $  457,444       $   6,901
GNMA Fund ...............................       $   74,749       $   62,591       $   4,405
Intermediate Bond Fund ..................       $  215,479       $  185,117       $   8,873
Limited Maturity Bond Fund ..............       $   60,845       $   54,342       $   4,081
Total Return Advantage Fund .............       $  230,828       $  223,081       $  13,648
U.S. Government Income Fund(3) ..........       $   76,176(4)           N/A             N/A
Michigan Municipal Bond Fund(3) .........       $   79,077(4)           N/A             N/A
National Tax Exempt Bond Fund ...........       $   71,780       $   67,288       $   8,247(5)
Ohio Tax Exempt Bond Fund ...............       $  135,856       $  144,100       $   9,113
Pennsylvania Municipal Bond Fund ........       $   30,455       $   27,560       $   2,069
Government Money Market Fund ............       $1,105,946       $1,035,845       $  68,224
Money Market Fund .......................       $2,677,878       $2,261,919       $ 138,647
Ohio Municipal Money Market Fund ........       $  110,613       $   74,228(6)            *
Pennsylvania Tax Exempt Money Market Fund       $   93,331       $   94,553       $   5,562
Tax Exempt Money Market Fund ............       $  416,452       $  431,637       $  29,782



FUND                                                2000              1999             1998
----                                                ----              ----             ----
Treasury Money Market Fund ..............       $  300,318       $  274,506       $  18,670
Treasury Plus Money Market Fund(3) ......       $  106,823(4)           N/A             N/A


-----------------------

*   Not in operation during the period.
(1) For the period August 1, 1997 (commencement of operations) through May 31, 1998.
(2) For the period July 10, 1998 (commencement of operations) through May
    31, 1999.
(3) Administration fees shown for the Large Cap Ultra, Mid Cap Growth, U.S. Government Income, Michigan Municipal Bond and Treasury Plus Money Market Funds were paid by the corresponding Parkstone Continuing Funds.
(4) For the period January 1, 2000 through May 31, 2000.
(5) For the period April 9, 1998 (commencement of operations) through May 31, 1998.
(6) For the period September 15, 1998 (commencement of operations) through May 31, 1999.

                  For the fiscal years ended May 31, 2000, 1999 and 1998, SIMFS waived no administration fees.

                  For the period June 1, 1997 through April 30, 1998, the Trust paid PFPC administration and accounting fees after fee waivers as set forth below:


FUND
----
Core Equity Fund ........................       $      0(1)
Equity Growth Fund ......................       $264,998
Equity Index Fund .......................              *
International Equity Fund ...............       $      0(1)
Large Cap Value Fund ....................       $148,763
Small Cap Growth Fund ...................       $  7,970(1)
Small Cap Value Fund ....................       $227,796
Balanced Allocation Fund ................              *
Bond Fund ...............................       $ 94,631
GNMA Fund ...............................       $ 65,665
Intermediate Bond Fund ..................       $135,648
Limited Maturity Bond Fund ..............       $ 67,984
Total Return Advantage Fund .............       $241,258
Ohio Tax Exempt Bond Fund ...............       $105,026
Pennsylvania Municipal Bond Fund ........       $ 36,010
Government Money Market Fund ............       $239,017
Money Market Fund .......................       $523,266
Ohio Municipal Money Market Fund ........              *
Pennsylvania Tax Exempt Money Market Fund       $ 36,010
Tax Exempt Money Market Fund ............       $187,219
Treasury Money Market Fund ..............       $ 65,115


-----------------------------

*   Not in operation during the period.
(1) For the period August 1, 1997 (commencement of operations) through April 30, 1998.

                  For the period June 1, 1997 through April 30, 1998, PFPC waived administration and accounting fees as set forth below:


FUND
----
Core Equity Fund.................................................. $80,647(1)
Equity Growth Fund................................................ $     0
Equity Index Fund.................................................       *
International Equity Fund......................................... $71,716(1)
Large Cap Value Fund.............................................. $     0
Small Cap Growth Fund............................................. $17,789(1)
Small Cap Value Fund.............................................. $     0
Balanced Allocation Fund..........................................       *
Bond Fund......................................................... $     0
GNMA Fund......................................................... $     0
Intermediate Bond Fund............................................ $     0
Limited Maturity Bond Fund........................................ $     0
Total Return Advantage Fund....................................... $     0
Ohio Tax Exempt Bond Fund......................................... $     0
Pennsylvania Municipal Bond Fund.................................. $     0
Government Money Market Fund...................................... $     0
Money Market Fund................................................. $     0
Ohio Municipal Money Market Fund..................................       *
Pennsylvania Tax Exempt Money Market Fund......................... $     0
Tax Exempt Money Market Fund...................................... $     0
Treasury Money Market Fund........................................ $     0


-----------------------------

*   Not in operation during the period.

(1) For the period August 1, 1997 (commencement of operations) through April 30, 1998.

                  For the fiscal years ended May 31, 1998 and 1999, and the period June 1, 1999 through April 3, 2000, the Parkstone Continuing Funds paid BISYS administration fees as follows:


FUND                                                                    2000              1999            1998
----                                                                    ----              ----            ----
Large Cap Ultra Fund..............................................  $643,324          $ 865,089        $  670,411
Mid Cap Growth Fund...............................................  $535,346          $ 997,974        $1,220,724
U.S. Government Income Fund.......................................  $103,130          $ 440,724        $  445,707
Michigan Municipal Bond Fund......................................  $249,390          $ 476,403        $  460,912
Treasury Plus Money Market Fund...................................  $246,430          $ 828,412        $  952,742


                  For the fiscal years ended May 31, 1998 and 1999, and the period June 1, 1999 through April 3, 2000, BISYS waived administration fees for the Parkstone Continuing Funds as follows:


FUND                                                                    2000              1999             1998
----                                                                    ----              ----             ----
Large Cap Ultra Fund.................................................. $      0         $       0       $       0
Mid Cap Growth Fund................................................... $      0         $       0       $       0
U.S. Government Income Fund........................................... $191,061         $ 103,020       $ 111,428



FUND                                                                    2000              1999             1998
----                                                                    ----              ----             ----
Michigan Municipal Bond Fund.......................................... $ 61,721         $ 230,331       $ 230,452
Treasury Plus Money Market Fund....................................... $108,862         $ 405,054       $ 476,362


DISTRIBUTION PLANS AND RELATED AGREEMENT

                  The Distributor acts as distributor of the Fund's shares pursuant to its Distribution Agreement with the Trust. Shares are sold on a continuous basis.

                  Pursuant to Rule 12b-1 of the 1940 Act, the Trust has adopted a Service and Distribution Plan for A and I Share Classes (the "A and I Shares Plan"), a B Shares Distribution and Servicing Plan ("B Shares Plan"), and a C Shares Distribution and Servicing Plan (the "C Shares Plan," and, collectively, the "Plans") which permit the Trust to bear certain expenses in connection with the distribution of I Shares and A Shares, B Shares, or C Shares, respectively. As required by Rule 12b-1, the Trust's Plans and related agreements have been approved, and are subject to annual approval by, a majority of the Trust's Board of Trustees, and by a majority of the trustees who are not interested persons of the Trust and have no direct or indirect interest in the operation of the Plans or any agreement relating to the Plans, by vote cast in person at a meeting called for the purpose of voting on the Plans and related agreements. In compliance with the Rule, the trustees requested and evaluated information they thought necessary to an informed determination of whether the Plans and related agreements should be implemented, and concluded, in the exercise of reasonable business judgment and in light of their fiduciary duties, that there is a reasonable likelihood that the Plans and related agreements will benefit the Trust and its shareholders.

                  Rule 12b-1 also requires that persons authorized to direct the disposition of monies payable by a fund (in the Trust's case, the Distributor) provide for the trustees' review of quarterly reports on the amounts expended and the purposes for the expenditures.

                  Any change in a Plan that would materially increase the distribution expenses of a class would require approval by the shareholders of such class, but otherwise, such Plan may be amended by the trustees, including a majority of the disinterested trustees who do not have any direct or indirect financial interest in the particular Plan or related agreements. The Plans and related agreements may be terminated as to a particular Fund or class by a vote of the Trust's disinterested trustees or by vote of the shareholders of the Fund or class in question, on not more than 60 days written notice. The selection and nomination of disinterested trustees has been committed to the discretion of such disinterested trustees as required by the Rule.

                  The A and I Shares Plan provides that each Fund will reimburse the Distributor for distribution expenses related to the distribution of Class A shares and Class I shares in an amount not to exceed .10% per annum of the average aggregate net assets of such shares. Costs and expenses reimbursable under the A and I Shares Plan are (a) direct and indirect costs and expenses incurred in connection with the advertising and marketing of a Fund's A and I shares, including but not limited to any advertising or marketing via radio, television, newspapers, magazines, or direct mail solicitation, and (b) direct and indirect costs and expenses incurred in preparing, printing and distributing a Fund's prospectus for such shares
(except those used for regulatory purposes or for distribution to existing shareholders) and in implementing and operating the A and I Shares Plan.

                  The B Shares Plan provides that each B share class will compensate the Distributor for distribution of Class B shares in an amount not to exceed .75% per annum (.65% with respect to the Aggressive Allocation and Conservative Funds) of the average daily net assets of such class. The C Shares Plan provides that a Fund may compensate the Distributor for distribution of Class C shares in an amount not to exceed .75% (.65% with respect to the Aggressive Allocation and Conservative Funds) per annum of the average daily net assets of such shares. Payments to the Distributor under the B Shares Plan and C Shares Plan are to be used by the Distributor to cover expenses and activities primarily intended to result in the sale of a Fund's B shares and C shares, respectively. Such expenses and activities may include but are not limited to:
(a) direct out-of-pocket promotional expenses incurred by the Distributor in advertising and marketing B shares and C shares; (b) expenses incurred in connection with preparing, printing, mailing, and distributing or publishing advertisements and sales literature; (c) expenses incurred in connection with printing and mailing Prospectuses and Statements of Additional Information to other than current shareholders; (d) periodic payments or commissions to one or more securities dealers, brokers, financial institutions or other industry professionals, such as investment advisers, accountants, and estate planning firms (severally, "a Distribution Organization") with respect to a Fund's B shares or C shares beneficially owned by customers for whom the Distribution Organization is the dealer of record or holder of record of such B shares or C shares; (e) the direct or indirect cost of financing the payments or expenses included in (a) and (d) above; or (e) for such other services as may be construed, by any court or governmental agency or commission, including the SEC, to constitute distribution services under the 1940 Act or rules and regulations thereunder.

                  The Plans have been approved by the Board of Trustees, and will continue in effect for successive one year periods provided that such continuance is specifically approved by (1) the vote of a majority of the trustees who are not parties to any Plan or interested persons of any such party and who have no direct or indirect financial interest in any Plan and (2) the vote of a majority of the entire Board of Trustees.

                  During the fiscal year ended May 31, 2000, the Trust paid the Distributor the following approximate amounts under the A and I Shares Plan, B Shares Plan and C Shares Plan for its distribution services and shareholder service assistance:

                       FISCAL YEAR 2000 DISTRIBUTION FEES


                 PORTFOLIO                  DISTRIBUTION SERVICES        MARKETING/            TOTAL FEES
                                                                        CONSULTATION
  Core Equity Fund                               $15,005                  $35,013                  $50,018
  Equity Growth Fund                            $208,503                 $486,506                 $695,009
  Equity Index Fund                                 $334                     $778                   $1,112
  International Equity Fund                      $32,791                  $76,511                 $109,302
  Large Cap Ultra Fund*                          $33,183                  $77,426                 $110,609
  Large Cap Value Fund                           $63,195                 $147,454                 $210,649
  Mid Cap Growth Fund*                           $63,405                 $147,944                 $211,349
  Small Cap Growth Fund                          $14,999                  $34,998                  $49,997
  Small Cap Value Fund                           $36,268                  $84,624                 $120,892
  Tax Managed Equity Fund                        $32,135                  $74,980                 $107,115
  Balanced Allocation Fund                        $9,661                  $22,543                  $32,204
  Bond Fund                                      $82,881                 $193,389                 $276,270
  GNMA Fund                                      $12,416                  $28,970                  $41,386
  Intermediate Bond Fund                         $36,460                  $85,074                 $121,534
  Limited Maturity Bond Fund                         $61                     $142                     $203
  Total Return Advantage Fund                     $1,049                   $2,446                   $3,495
  U.S. Government Income Fund*                   $22,855                  $53,327                  $76,182
  Michigan Municipal Bond Fund*                  $17,448                  $40,711                  $58,159
  National Tax Exempt Bond Fund                  $12,417                  $28,974                  $41,391
  Ohio Tax Exempt Bond Fund                      $23,364                  $54,517                  $77,881
  Pennsylvania Municipal Bond Fund                   $21                      $48                      $69
  Government Money Market Fund                  $181,060                 $422,473                 $603,553
  Money Market Fund                             $445,373               $1,039,202               $1,484,575
  Ohio Municipal Money Market Fund               $20,792                  $48,514                  $69,306
  Pennsylvania Tax Exempt Money                  $22,633                  $52,809                  $75,442
  Market Fund



                 PORTFOLIO                  DISTRIBUTION SERVICES        MARKETING/            TOTAL FEES
                                                                        CONSULTATION
  Tax Exempt Money Market Fund                   $92,372                 $215,536                 $307,908
  Treasury Money Market Fund                     $57,731                 $134,704                 $192,435
  Treasury Plus Money Market Fund*                $2,215                   $5,167                   $7,382


                  *Distribution fees shown for the Large Cap Ultra, Mid Cap Growth, U.S. Government Income, Michigan Municipal Bond and Treasury Plus Money Market Funds were paid by the corresponding Parkstone Continuing Funds.

                  Distribution services include broker/dealer and investor support, voice response development, wholesaling services, legal review and NASD filings and transfer agency management. Marketing/Consultation includes planning and development, market and industry research and analysis and marketing strategy and planning.

CUSTODIAN SERVICES AND TRANSFER AGENCY AGREEMENTS

                  NCB, with offices at 1900 East Ninth Street, Cleveland, Ohio 44114, serves as the Trust's custodian with respect to the Funds. Under its Custodian Services Agreement, National City Bank has agreed to:

                  (i) maintain a separate account or accounts in the name of each Fund;
                  (ii) hold and disburse portfolio securities on account of the Funds;
                  (iii) collect and make disbursements of money on behalf of the Funds;
                  (iv) collect and receive all income and other payments and distributions on account of the Funds' portfolio securities;
                  (v) respond to correspondence by security brokers and others relating to its duties;
                  (vi) make periodic reports to the Board of Trustees concerning the Funds' operations.

                  NCB is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Funds, provided that it shall remain responsible for the performance of all of its duties under the Custodian Services Agreement and shall hold the Funds harmless from the acts and omissions of any bank or trust company serving as sub-custodian. Each Fund reimburses National City Bank for its direct and indirect costs and expenses incurred in rendering custodial services.

                  State Street Bank and Trust Company (the "Transfer Agent"), P.O. Box 8421 Boston, Massachusetts 02266-8421 serves as the Trust's transfer agent and dividend disbursing agent with respect to the Funds. Under its Transfer Agency Agreement, it has agreed to:

                  (i)   issue and redeem shares of the Fund;
                  (ii) transmit all communications by the Fund to its shareholders of record, including reports to shareholders, dividend and distribution notices and proxy materials for meetings of shareholders;
                  (iii) respond to correspondence by security brokers and
                        others relating to its duties;
                  (iv)  maintain shareholder accounts;
                  (v) make periodic reports to the Board of Trustees concerning the Fund's operations.

                  The Transfer Agent sends each shareholder of record periodic statements showing the total number of shares owned as of the last business day of the period (as well as the dividends paid during the current period and year), and provides each shareholder of record with a daily transaction report for each day on which a transaction occurs in the shareholder's account with each Fund.

                           SHAREHOLDER SERVICES PLANS

                  The Trust has implemented a Shareholder Services Plan (with respect to A Shares), the B Shares Plan, and the C Shares Plan pursuant to which the Trust may enter into agreements with financial institutions pertaining to the provision of administrative services to their customers who are the beneficial owners of a Fund's A Shares, B Shares or C Shares, respectively, in consideration for payments for such services.

The Shareholder Services Plan provides for the payment (on an annualized basis) of up to:

(i) 0.25% for the International Equity, Small Cap Value, Small Cap Growth, Equity Growth, Tax Managed Equity, Core Equity, Equity Index, Large Cap Value, Aggressive Allocation, Balanced Allocation, Conservative Allocation, Total Return Advantage, Bond, Intermediate Bond, GNMA, Mid Cap Growth, U.S. Government Income, Large Cap Ultra, Strategic Income Bond, Money Market, Government Money Market, Treasury Money Market and Treasury Plus Money Market Funds;

(ii) 0.15% for the Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market and Tax Exempt Money Market Funds; and

(iii) 0.10% for the Limited Maturity Bond, Ohio Tax Exempt Bond, Pennsylvania Municipal Bond, National Tax Exempt Bond and Michigan Municipal Bond Funds

of the net asset value attributable to A Shares held by a financial institution's customers.

                  The B Shares Plan provides for the payment (on an annualized basis) of up to:

(i) 0.25% for the International Equity, Small Cap Value, Small Cap Growth, Equity Growth, Tax Managed Equity, Core Equity, Equity Index, Large Cap Value, Aggressive Allocation, Balanced Allocation, Conservative Allocation, Total Return Advantage, Bond, Intermediate Bond, Limited Maturity Bond, GNMA, Mid Cap Growth, U.S. Government Income, Large Cap Ultra, Money Market and Strategic Income Bond Funds; and

(ii) 0.10% for the Ohio Tax Exempt, Pennsylvania Municipal Bond, National Tax Exempt Bond and Michigan Municipal Bond Funds,

of the net asset value attributable to B Shares held by a financial institution's customers.

                  The C Shares Plan provides for the payment by each Fund authorized to offer C Shares of up to .25% (on an annualized basis) of the net asset value attributable to C Shares held by a financial institution's customers.

                  Services under the Shareholder Services Plan, B Shares Plan and C Shares Plan may include:

                  (i) aggregating and processing purchase and redemption requests from customers;
                  (ii) providing customers with a service that invests the assets of their accounts in Class A Shares, Class B Shares or Class C Shares;
                  (iii)    processing dividend payments from the Funds;
                  (iv) providing information periodically to customers showing their position in Class A Shares, Class B Shares or Class C Shares;
                  (v)      arranging for bank wires;
                  (vi) responding to customer inquiries relating to the services performed with respect to Class A Shares, Class B Shares or Class C Shares beneficially owned by customers;
                  (vii) providing subaccounting for customers or providing information to the transfer agent for subaccounting;
                  (viii)   forwarding shareholder communications; and
                  (ix)     other similar services requested by the Trust.

                  Agreements between the Trust and financial institutions will be terminable at any time by the Trust without penalty.


                             PORTFOLIO TRANSACTIONS

                  Pursuant to its Advisory Agreement with the Trust, IMC is responsible for making decisions with respect to and placing orders for all purchases and sales of portfolio securities for the

Funds. The Adviser or Sub-Adviser purchases portfolio securities either directly from the issuer or from an underwriter or dealer making a market in the securities involved. Purchases from an underwriter of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market, but the price includes an undisclosed commission or mark-up.

                  For the last three fiscal years, the Trust paid brokerage commissions as follows:


FUND                                    2000              1999              1998
----                                    ----              ----              ----
Core Equity Fund ................      $  116,186       $        0       $        0(1)
Equity Growth Fund ..............      $  877,246       $1,271,614       $1,398,444
Equity Index Fund ...............      $  172,962       $   93,484(2)             *
International Equity Fund .......      $1,361,482       $  726,464       $  290,141(1)
Large Cap Ultra Fund(3) .........      $  839,727       $  414,931       $  279,187
Large Cap Value Fund ............      $  541,396       $  249,890       $   86,349
Mid Cap Growth Fund(3) ..........      $1,061,836       $1,208,884       $  599,906
Small Cap Growth Fund ...........      $  677,189       $  503,450       $   51,366(1)
Small Cap Value Fund ............      $1,892,956       $1,102,442       $  780,933
Tax Managed Equity Fund .........      $   24,414       $   26,801       $        0(4)
Balanced Allocation Fund ........      $  110,235       $   33,019(2)             *
Bond Fund .......................      $        0       $        0       $        0
GNMA Fund .......................      $        0       $        0       $        0
Intermediate Bond Fund ..........      $        0       $        0       $        0
Limited Maturity Bond Fund ......      $        0       $        0       $        0
Total Return Advantage Fund .....      $        0       $        0       $        0
U.S. Government Income Fund(3)...      $        0       $        0       $        0
Michigan Municipal Bond Fund(3)..      $        0       $        0       $        0
National Tax Exempt Bond Fund ...      $        0       $        0       $        0(4)
Ohio Tax Exempt Bond Fund .......      $        0       $        0       $        0
Pennsylvania Municipal Bond Fund       $        0       $        0       $        0


------------------------------

* Not in operation during the period.

(1) For the period August 9, 1997 (commencement of operations) through May 31, 1998.
(2) For the period July 10, 1998 (commencement of operations) through May 31, 1999.
(3) Brokerage commissions shown for the Large Cap Ultra, Mid Cap Growth, U.S. Government Income and Michigan Municipal Bond Funds were paid by the corresponding Parkstone Continuing Funds.
(4) For the period April 9, 1998 (commencement of operations) through May 31, 1998.


                  While the Adviser (including the Sub-Adviser) generally seeks competitive spreads or commissions, it may not necessarily allocate each transaction to the underwriter or dealer charging the lowest spread or commission available on the transaction. Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to shareholders. Under the Advisory Agreements, pursuant to Section 28(e) of the Securities Exchange Act of 1934, as amended, the Adviser is authorized to negotiate and pay higher brokerage commissions in exchange for research services rendered by broker-dealers. Subject to this consideration, broker-dealers who provide supplemental investment research to the Adviser may receive orders for transactions by the Funds. Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the fees payable to the Adviser by the Funds. Such information may be useful to the Adviser in serving both the Trust and other clients, and, similarly, supplemental information obtained by the placement of business of other clients may be useful to the Adviser in carrying out its obligations to the Trust.

                  Portfolio securities will not be purchased from or sold to the Trust's Adviser, Distributor, or any "affiliated person" (as such term is defined under the 1940 Act) of any of them acting as principal, except to the extent permitted by the SEC. In addition, the Fund will not give preference to its Adviser's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements and reverse repurchase agreements.

                  The Trust is required to identify any securities of its "regular brokers or dealers" that it has acquired during its most recent fiscal year. At May 31, 2000, (a) the Equity Index Fund had acquired securities of:
Bear Stearns, J.P. Morgan, Lehman Brothers, Merrill Lynch, Morgan Stanley, Dean Witter Discover and Paine Webber; (b) the Mid Cap Growth Fund had entered into repurchase transactions with: Prudential Bache Securities; (c) the Small Cap Growth Fund had entered into repurchase transactions with: Prudential Bache Securities; (d) the Small Cap Value Fund had entered into repurchase transactions with: Prudential Bache Securities; (e) the Balanced Allocation Fund had entered into repurchase transactions with: Prudential Bache Securities; and had acquired securities of: Credit Suisse First Boston and Prudential Bache Securities; (f) the Bond Fund had acquired securities of: Credit Suisse First Boston and Prudential Bache Securities; (g) the GNMA Fund had acquired securities of: Credit Suisse First Boston; (h) the Intermediate Bond Fund had acquired securities of: Credit Suisse First Boston, Merrill Lynch and Prudential Bache Securities; (i) the Limited Maturity Bond Fund had acquired securities of:
Merrill Lynch; (j) the Total Return Advantage Fund had acquired securities of:
Bear Stearns, Morgan Stanley, Dean Witter Discover and Merrill Lynch; (k) the Money Market Fund had entered into repurchase transactions with: Credit Suisse First Boston, Prudential Bache Securities and Salomon Smith Barney; and had acquired the securities of: Merrill Lynch; (l) the Government Money Market Fund had entered into repurchase transactions with: Credit Suisse First Boston, Prudential Bache Securities and Salomon Smith Barney; and (m) the Treasury Plus Money Market Fund had entered into repurchase transactions with Goldman Sachs, J.P.Morgan, Merrill Lynch, Morgan Stanley and Prudential Bache Securities.

                  The Adviser has agreed to maintain a policy and practice of conducting its investment management activities independently of its respective commercial departments of all of the Adviser's affiliates. In making investment recommendations for the Trust, the Adviser's personnel will not inquire or take into consideration whether the issuer of securities proposed for purchase or sale for the Trusts' accounts are customers of the commercial departments of all of the Adviser's affiliates.

                  Investment decisions for a Fund are made independently from those for the other Funds and for other investment companies and accounts advised or managed by the Adviser. Such other Funds, investment companies and accounts may also invest in the same securities as the Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund. In connection therewith, and to the extent permitted by law, and by the Advisory Agreement, the Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or advisory clients.

                  During the last fiscal year, the following Funds engaged in directed brokerage transactions in the following amounts and for the following commissions: the Equity Growth Fund, $159,039,207 in transactions and $207,427 in commissions; the Small Cap Value Fund, $49,370,926 in transactions and $144,081 in commissions; the Large Cap Value Fund, $242,237,943 in transactions and $145,649 in commissions; the Small Cap Growth Fund, $21,711,113 in transactions and $25,843 in commissions; the Core Equity Fund, $43,188,494 in transactions and $52,770 in commissions; the Tax Managed Equity Fund, $1,831,251 in transactions and $1,960 in commissions; the Equity Index Fund, $31,242,436 in transactions and $5,576 in commissions; the Balanced Allocation Fund, $4,946,375 in transactions and $349 in commissions; the International Equity Fund, $656,980 in transactions and $814 in commissions; the Large Cap Ultra Fund, $28,654,031 in transactions and $169,684 in commissions; the Mid Cap Growth Fund, $19,805,534 in transactions and $120,993 in commissions.

                                 AUDITORS

                  Ernst & Young LLP, independent auditors, with offices at Two Commerce Square, 2001 Market Street, Suite 4000, Philadelphia, Pennsylvania 19103, serve as independent auditors of the Trust. The financial highlights for the Funds included in the Prospectuses and the financial statements for the Funds contained in the Armada Funds 2000 Annual Report (the "Annual Report") and incorporated by reference into this Statement of Additional Information have been audited by Ernst & Young LLP, except as described below.

                  The financial highlights for the Armada GNMA Fund, Armada Pennsylvania Municipal Bond Fund, and Armada Pennsylvania Tax Exempt Money Market Fund from April 30, 1995 through May 31, 1996 included in the Prospectuses were audited by such Funds' former independent accountants.

                  The financial highlights for the Armada Bond Fund included in the Prospectuses represent the financial highlights of the Parkstone Bond Fund, whose financial statements and performance history were adopted by the Armada Bond Fund described on page 1 of this Statement of Additional Information. The financial highlights for the Parkstone Bond Fund for the periods prior to the fiscal year ended May 31, 2000 were audited by PricewaterhouseCoopers LLP, former independent accountants to the Parkstone Group of Funds.

                  The financial highlights and financial statements for the fiscal periods ended prior to May 31, 2000, included in the Prospectuses and the Annual Report for the Armada Bond Fund, Armada Mid Cap Growth Fund, Armada Large Cap Ultra Fund, Armada U.S. Government Income Fund, Armada Michigan Municipal Bond Fund and Armada Treasury Plus Money Market Fund, which are incorporated by reference into this Statement of Additional Information, are of each Fund's corresponding Parkstone Continuing Fund, and were audited by PricewaterhouseCoopers LLP, Parkstone's former independent accountants.

                                 COUNSEL

                  Drinker Biddle & Reath LLP (of which Mr. McConnel, Secretary of the Trust, is a partner), with offices at One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996, is counsel to the Trust and will pass upon the legality of the shares offered hereby. ____________________________________, acts as special Ohio tax counsel for the
Trust and has reviewed the section of this Statement of Additional Information entitled "Additional Tax Information concerning the Ohio Tax Exempt Bond and Ohio Municipal Money Market Funds." ___________________________________________,
acts as special Michigan counsel for the Trust and has reviewed the sections of the Statement of Additional Information involving matters related to the Michigan Municipal Bond Fund.


                             PERFORMANCE INFORMATION

YIELD FOR THE FIXED INCOME FUNDS AND TAX FREE FUNDS

                  Each Fund's "yield" is calculated by dividing the Fund's net investment income per share earned during a 30-day period (or another period permitted by the rules of the SEC) by the net asset value per share on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. The Fund's net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:


                                    Yield = 2 [([(a-b)/cd] + 1)(6)) - 1]


         Where:            a =      dividends and interest earned during the
                                    period.

                           b = expenses accrued for the period (net of reimbursements).

                           c =      the average daily number of shares
                                    outstanding during the period that were
                                    entitled to receive dividends.

                           d = maximum offering price per share on the last day of the period.

                  The Fixed Income Funds and Tax Free Funds calculate interest earned on debt obligations held in their portfolios by computing the yield to maturity of each obligation held by it based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each 30-day period, or, with respect to obligations purchased during the 30-day period, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent 30-day period that the obligation is in the Fund. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased by the Fund at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

                  Interest earned on tax-exempt obligations that are issued without original issue discount and have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original issue discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that are less than the then-remaining portion of the original issue discount (market premium), the yield to maturity is based on the market value.

                  Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by the Fund to all shareholder accounts in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the net asset value per share (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the 30-day base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter. For applicable sales charges, see "Sales Charges - Front-End Sales Charges - Class A Shares" and "Sales Charges - Contingent Deferred Sales Charges - Class B Shares and Class C Shares" in the Prospectuses.

                  The "tax-equivalent yield" is computed by dividing the portion of a Fund's yield (calculated as above) that is exempt from federal income tax by one minus a stated federal income tax rate and adding that figure to that portion, if any, of the Fund's yield that is not exempt from federal income tax.

                  For the 30-day period ended May 31, 2000, the yields and, as applicable, the tax-equivalent yields of the Class I Shares of each of the Fixed Income Funds (except the Strategic Income Bond Fund) and the Tax Free Funds were:


                                                                                       TAX-EQUIVALENT
FUND                                                                     YIELD             YIELD
----                                                                     -----             -----
Bond...................................................................  7.06%               *
GNMA...................................................................  5.97%               *
Intermediate Bond......................................................  7.16%               *
Limited Maturity Bond..................................................  7.27%               *
Total Return Advantage.................................................  6.90%               *
U.S. Government Income.................................................  6.31%               *
Michigan Municipal Bond................................................  4.50%             7.98%
National Tax Exempt Bond...............................................  4.55%             7.53%
Ohio Tax Exempt Bond...................................................  4.50%             8.40%
Pennsylvania Municipal Bond............................................  3.87%             6.72%


----------------------
*   Not applicable

                  For the 30-day period ended May 31, 2000, the yields and, as applicable, the tax-equivalent yields of the Class A Shares of each of the Fixed Income Funds (other than the Strategic Income Bond Fund) and the Tax Free Funds were:


                                                                                      TAX-EQUIVALENT
FUND                                                                     YIELD            YIELD
----                                                                     -----            -----
Bond...................................................................  6.48%              *
GNMA...................................................................  5.44%              *
Intermediate Bond......................................................  6.56%              *
Limited Maturity Bond..................................................  6.96%              *
Total Return Advantage.................................................  6.33%              *
U.S. Government Income.................................................  5.73%              *
Michigan Municipal Bond................................................  4.04%             7.14%
National Tax Exempt Bond...............................................  4.23%             7.00%
Ohio Tax Exempt Bond...................................................  4.27%             7.97%
Pennsylvania Municipal Bond............................................  3.67%             6.37%


----------------------
*   Not applicable

                  For the 30-day period ended May 31, 2000, the yields and, as applicable, the tax-equivalent yields of the Class B Shares of each of the Fixed Income Funds (other than the Strategic Income Bond Fund) and the Tax Free Funds were:


                                                                                      TAX-EQUIVALENT
FUND                                                                      YIELD            YIELD
----                                                                     -----            -----
Bond...................................................................  6.11%               *
GNMA...................................................................  5.01%               *
Intermediate Bond......................................................  6.19%               *



                                                                                      TAX-EQUIVALENT
FUND                                                                     YIELD            YIELD
----                                                                     -----            -----
Limited Maturity Bond..................................................  6.28%               *
Total Return Advantage.................................................  5.91%               *
U.S. Government Income.................................................  5.29%               *
Michigan Municipal Bond................................................  3.50%             6.20%
National Tax Exempt Bond...............................................  3.73%             6.18%
Ohio Tax Exempt Bond...................................................   **                **
Pennsylvania Municipal Bond............................................   **                **


----------------------
*  Not applicable
** Class B Shares not offered as of May 31, 2000.

                  For the 30-day period ended May 31, 2000, the yields and, as applicable, the tax-equivalent yields of the Class C Shares of each of the Fixed Income Funds (other than the Strategic Income Bond Fund) and the Tax Free Funds were:


                                                                                     TAX-EQUIVALENT
FUND                                                                     YIELD            YIELD
----                                                                     -----            -----
Bond...................................................................  6.11%              *
GNMA...................................................................  5.01%              *
Intermediate Bond......................................................   **                *
Limited Maturity Bond..................................................  6.28%              *
Total Return Advantage.................................................   **                *
U.S. Government Income.................................................   **                *
Michigan Municipal Bond................................................   **               **
National Tax Exempt Bond...............................................   **               **
Ohio Tax Exempt Bond...................................................   **               **
Pennslyvania Municipal Bond............................................   **               **


----------------------
*  Not applicable
** Class C Shares not offered as of May 31, 2000.

                  The tax equivalent yields provided in the tables above assumed a 39.6% federal tax rate for each Fund; and a 6.799% Ohio tax rate for the Ohio Tax Exempt Bond Fund; a 2.8% Pennsylvania tax rate for the Pennsylvania Tax Exempt Bond Fund; and a 4.4% Michigan tax rate for the Michigan Municipal Bond Fund.

YIELDS FOR THE MONEY MARKET FUNDS

         Yields for the Money Market Funds are computed by: (1) determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account in a Money Market Fund having a balance of one share at the beginning of a seven-day period, for which the yield is to be quoted, (2) dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and (3) annualizing the results (I.E., multiplying the base period return by (365/7)). The net change in the value of the account in each Money Market Fund includes the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, and all fees that are charged by a Money Market Fund to all shareholder accounts in proportion to the length of the base period, other than non-recurring account and sales charges. For any account fees that vary with the size of the account, the amount of fees charged is computed with respect to the Money Market Fund's mean (or median) account size. The capital changes to be excluded from the calculation of the net change in account value are realized gains and losses from the sale of securities and unrealized appreciation and depreciation. The effective compound yield quotation for each Money Market Fund is computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

         The Ohio Municipal Money Market Fund, Pennsylvania Tax Exempt Money Market and Tax Exempt Money Market Fund may calculate a "tax equivalent yield." The tax equivalent yield is computed by dividing that portion of a Fund's yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the Fund's computed yield that is not tax-exempt. Tax equivalent yields assume the payment of federal income taxes at a rate of 39.6%.

         For the seven-day period ended May 31, 2000, the yields and effective yields for Class A Shares of the Money Market Funds, and the tax-equivalent yield for Class A Shares of the Tax Exempt Money Market, Ohio Municipal Money Market and Pennsylvania Tax Exempt Money Market Funds were:

                                                                                                            TAX-
                                                                                       EFFECTIVE         EQUIVALENT
FUND                                                                    YIELD            YIELD             YIELD
----                                                                    -----            -----             -----
Government Money Market................................................ 5.80%             5.97%              *
Money Market........................................................... 5.96%             6.14%              *
Ohio Municipal Money Market............................................ 3.69%             3.76%            6.57%
Pennsylvania Tax Exempt Money Market................................... 3.75%             3.82%            6.39%
Tax-Exempt Money Market................................................ 3.70%             3.77%            6.13%
Treasury Money Market.................................................. 5.10%             5.23%              *
Treasury Plus Money Market............................................. 5.64%             5.80%              *

----------------------
*        Not applicable

         For the seven-day period ended May 31, 2000, the yield and effective yield for Class I Shares of the Money Market Funds, and the tax-equivalent yields for Class I Shares of the Tax-

Exempt Money Market, Ohio Municipal Money Market and Pennsylvania Tax-Exempt Money Market Funds were:

                                                                                                            TAX-
                                                                                        EFFECTIVE       EQUIVALENT
FUND                                                                    YIELD             YIELD            YIELD
----                                                                    -----             -----            -----
Government Money Market................................................ 5.95%             6.13%              *
Money Market........................................................... 6.11%             6.30%              *
Ohio Municipal Money Market............................................ 3.84%             3.91%            6.84%
Pennsylvania Tax Exempt Money Market................................... 3.90%             3.98%            6.65%
Tax-Exempt Money Market................................................ 3.85%             3.92%            6.38%
Treasury Money Market.................................................. 5.25%             5.39%              *
Treasury Plus Money Market............................................. 5.74%             5.90%              *

----------------------
*        Not applicable

                  For the seven-day period ended May 31, 2000, the yield and effective yield for Class B Shares of the Money Market Fund were 5.15% and 5.29%, respectively.

                  The tax equivalent yields provided in the tables above assumed a 39.6% federal tax rate for each Fund; and a 6.799% Ohio tax rate for the Ohio Municipal Money Market Fund; and a 2.8% Pennsylvania tax rate for the Pennsylvania Tax Exempt Money Market Fund.

TOTAL RETURN

                  Each Fund (other than the Money Market Funds) computes its "average annual total return" by determining the average annual compounded rate of return during specified periods that would equate the initial amount invested to the ending redeemable value of such investment by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                                             1/n
                                  T = [(ERV      / P) - 1]


         Where:            T =      average annual total return

                           ERV  =   ending redeemable value at the end of the
                                    period covered by the computation of a
                                    hypothetical $1,000 payment made at the
                                    beginning of the period

                           P =      hypothetical initial payment of $1,000

                           n =      period covered by the computation,
                                    expressed in terms of years

                  Each Fund computes its aggregate total returns by determining the aggregate rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                            T = (ERV/P)  - 1

                  The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period and include all recurring fees charged to all shareholder accounts, assuming an account size equal to the Fund's mean (or median) account size for any fees that vary with the size of the account. The maximum sales load and other charges deducted from payments are deducted from the initial $1,000 payment (variable "P" in the formula). The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all contingent deferred sales charges and other nonrecurring charges at the end of the measuring period covered by the computation.

                  The following table shows the average annual total returns since inception for the Funds (other than the Money Market Funds) as of May 31, 2000, both with and without deduction of any applicable sales charges:

                                                                            AVERAGE ANNUAL TOTAL
                                            AVERAGE ANNUAL TOTAL RETURN     RETURN FROM INCEPTION
                                               FROM INCEPTION THROUGH     THROUGH 5/31/00 (WITHOUT
                                             5/31/00 (WITH DEDUCTION OF         DEDUCTION FOR
                                               MAXIMUM SALES CHARGE)          ANY SALES CHARGE)         INCEPTION DATE
                                               ---------------------          -----------------         --------------
Armada Core Equity Fund
    Class A                                            15.81%                      18.14%                  08/01/97
    Class B                                            18.41%                      19.71%                  01/06/98
    Class C(1)                                         -0.45%                       0.55%                  01/20/00
    Class I                                             N/A                        18.43%                  08/01/97

Armada Equity Growth Fund
    Class A                                            15.33%                      16.04%                  04/15/91
    Class B                                            18.27%                      19.58%                  01/06/98
    Class C(1)                                         0.21%                        1.21%                  01/27/00
    Class I                                             N/A                        16.55%                  12/20/89

Armada Equity Index
    Class A                                            18.52%                      21.31%                  10/15/98
    Class B(1)                                         -3.54%                       1.46%                  01/04/00
    Class C(1)                                         -4.14%                      -3.17%                  01/17/00
    Class I                                             N/A                        12.74%                  07/10/98

Armada International Equity Fund
    Class A                                            13.44%                      15.72%                  08/01/97
    Class B                                            20.49%                      21.77%                  01/06/98
    Class C(1)                                         -4.48%                      -3.51%                  01/05/00
    Class I                                             N/A                        16.07%                  08/01/97

Armada Large Cap Ultra Fund(2)
    Class A                                            25.05%                      26.70%                  02/01/96
    Class B                                            25.59%                      25.80%                  02/01/96
    Class C                                              *                            *                        *
    Class I                                             N/A                        27.36%                  12/28/95


Armada Large Cap Value Fund
    Class A                                            12.35%                      13.46%                  08/22/94
    Class B                                            2.04%                        3.63%                  01/06/98
    Class C(1)                                         3.65%                        4.65%                  01/27/00
    Class I                                             N/A                        13.89%                  07/01/94

Armada Mid Cap Growth Fund(2)
    Class A                                            16.45%                      17.02%                  10/31/88
    Class B                                            17.36%                      17.36%                  02/04/94
    Class C                                              *                            *                        *
    Class I                                             N/A                        17.11%                  10/31/88

                                                                            AVERAGE ANNUAL TOTAL
                                            AVERAGE ANNUAL TOTAL RETURN     RETURN FROM INCEPTION
                                               FROM INCEPTION THROUGH     THROUGH 5/31/00 (WITHOUT
                                             5/31/00 (WITH DEDUCTION OF         DEDUCTION FOR
                                               MAXIMUM SALES CHARGE)          ANY SALES CHARGE)         INCEPTION DATE
                                               ---------------------          -----------------         --------------
Armada Small Cap Growth Fund
    Class A                                            13.15%                      15.42%                  08/01/97
    Class B                                            13.13%                      14.52%                  01/06/98
    Class C                                           -10.96%                      -10.06%                 01/20/00
    Class I                                             N/A                        15.72%                  08/01/97

Armada Small Cap Value Fund
    Class A                                            13.12%                      14.22%                  08/15/94
    Class B                                             1.36%                       2.90%                  01/06/98
    Class C(1)                                         10.86%                      11.86%                  01/27/00
    Class I                                             N/A                        14.99%                  07/26/94

Armada Tax Managed Equity Fund(3)
    Class A                                            17.27%                      17.68%                  05/11/98
    Class B                                             N/A                        17.57%                  05/04/98
    Class C(1)                                          N/A                          N/A                   01/10/00
    Class I                                             N/A                        17.67%                  04/09/98

Armada Balanced Allocation Fund
    Class A                                             9.40%                      12.36%                  07/31/98
    Class B                                            10.49%                      13.51%                  11/11/98
    Class C(1)                                         -2.50%                      -1.52%                  04/20/00
    Class I                                             N/A                        10.60%                  07/10/98

Armada Bond Fund
    Class A                                            6.38%                        6.83%                  10/31/88
    Class B                                            3.91%                        3.91%                  02/04/94
    Class C                                              *                            *                        *
    Class I                                             N/A                         7.02%                  10/31/88

Armada GNMA Fund
    Class A                                             4.53%                       5.91%                  09/11/96
    Class B(1)                                         -0.93%                       4.07%                  08/11/99
    Class C(1)                                          1.16%                       2.16%                  01/27/00
    Class I                                             N/A                         6.69%                  08/10/94

Armada Intermediate Bond Fund
    Class A                                            5.42%                        5.99%                  04/15/91
    Class B                                            0.44%                        1.96%                  01/06/98
    Class C(1)                                         -0.78%                       0.22%                  05/30/00
    Class I                                             N/A                         6.67%                  12/20/89

Armada Limited Maturity Bond Fund
    Class A                                            4.90%                        5.42%                  09/09/94
    Class B(1)                                         -2.69%                       2.22%                  08/11/99
    Class C                                            -0.42%                       0.56%                  01/27/00
    Class I                                             N/A                         5.44%                  07/07/94

                                                                            AVERAGE ANNUAL TOTAL
                                            AVERAGE ANNUAL TOTAL RETURN     RETURN FROM INCEPTION
                                               FROM INCEPTION THROUGH     THROUGH 5/31/00 (WITHOUT
                                             5/31/00 (WITH DEDUCTION OF         DEDUCTION FOR
                                               MAXIMUM SALES CHARGE)          ANY SALES CHARGE)         INCEPTION DATE
                                               ---------------------          -----------------         --------------
Armada Total Return Advantage Fund
    Class A                                            5.30%                        6.21%                  09/06/94
    Class B(1)                                         -2.71%                       2.17%                  09/29/99
    Class C                                              *                            *                        *
    Class I                                             N/A                         6.63%                  07/07/94

Armada U.S. Government Income Fund(2)
    Class A                                            4.81%                        5.49%                  11/12/92
    Class B                                            4.46%                        4.46%                  02/04/94
    Class C                                              *                            *                        *
    Class I                                             N/A                         5.70%                  11/12/92

Armada Michigan Municipal Bond Fund(2)
    Class A                                            4.79%                        5.30%                  07/02/90
    Class B                                            2.81%                        2.81%                  02/04/94
    Class C                                              *                            *                        *
    Class I                                             N/A                         5.48%                  07/02/90

Armada National Tax Exempt Bond
  Fund(4)
    Class A                                            6.20%                        6.59%                  06/22/98
    Class B                                             N/A                         6.50%                  01/28/99
    Class C(1)                                          N/A                         6.46%                  02/24/00
    Class I                                             N/A                         6.57%                  04/09/98

Armada Ohio Tax Exempt Bond Fund
    Class A                                            4.83%                        5.18%                  04/15/91
    Class B                                              *                            *                        *
    Class C                                              *                            *                        *
    Class I                                             N/A                         5.22%                  01/05/90

Armada Pennsylvania Municipal Bond Fund
    Class A                                            3.28%                        4.12%                  09/11/96
    Class B                                              *                            *                       N/A
    Class C(1)                                         -1.05%                      -0.06%                  02/24/00
    Class I                                             N/A                         4.40%                  08/10/94


N/A      Not applicable.
* Share class not offered as of May 31, 2000.

(1) Share class had been in operation for less than one year as of May 31, 2000. Performance quoted is cumulative since inception.
(2) Total returns shown for the Mid Cap Growth, Large Cap Ultra, U.S. Government Income and Michigan Municipal Bond Funds are those of the corresponding Parkstone Continuing Funds.
(3) Includes the history of a predecessor common trust fund which commenced operations June 30, 1984.
(4) Includes the history of a predecessor common trust fund which commenced operations on July 31, 1984.

                  The following table shows the one year, five year and ten year returns for the Funds (other than the Money Market Funds) for the respective periods ended May 31, 2000:

                                                ONE YEAR         FIVE YEARS         TEN YEARS         INCEPTION DATE
                                                --------         ----------         ---------         --------------
Armada Core Equity Fund
    Class A                                      11.98%               *                 *                08/01/97
    Class B                                      11.31%               *                 *                01/06/98
    Class C                                        *                  *                 *                01/20/00
    Class I                                      12.31%               *                 *                08/01/97

Armada Equity Growth Fund
    Class A                                      18.22%            23.92%               *                04/15/91
    Class B                                      17.68%               *                 *                01/06/98
    Class C                                        *                  *                 *                01/27/00
    Class I                                      18.49%            24.22%             16.41%             12/20/89

Armada Equity Index
    Class A                                      9.70%                *                 *                10/15/98
    Class B                                        *                  *                 *                01/04/00
    Class C                                        *                  *                 *                01/17/00
    Class I                                      9.92%                *                 *                07/10/98

Armada International Equity Fund
    Class A                                      38.50%               *                 *                08/01/97
    Class B                                      37.61%               *                 *                01/06/98
    Class C                                        *                  *                 *                01/05/00
    Class I                                      38.90%               *                 *                08/01/97

Armada Large Cap Ultra Fund(1)
    Class A                                      26.66%               *                 *                02/01/96
    Class B                                      25.81%               *                 *                02/01/96
    Class C                                       N/A                N/A               N/A                  N/A
    Class I                                      27.25%               *                 *                12/28/95

                                                ONE YEAR         FIVE YEARS         TEN YEARS         INCEPTION DATE
                                                --------         ----------         ---------         --------------
Armada Large Cap Value Fund
    Class A                                      -8.30%            13.51%               *                08/22/94
    Class B                                      -8.77%               *                 *                01/06/98
    Class C                                        *                  *                 *                01/27/00
    Class I                                      -7.95%            13.81%               *                07/01/94

Armada Mid Cap Growth Fund(1)
    Class A                                      51.48%            23.02%             16.26%             10/31/88
    Class B                                      50.40%            22.13%               *                02/04/94
    Class C                                       N/A                N/A               N/A                  N/A
    Class I                                      51.90%            23.16%             16.36%             10/31/88

Armada Small Cap Growth Fund
    Class A                                      46.49%               *                 *                08/01/97
    Class B                                      45.65%               *                 *                01/06/98
    Class C                                        *                  *                 *                01/20/00
    Class I                                      47.04%               *                 *                08/01/97

Armada Small Cap Value Fund
    Class A                                      12.59%            14.16%               *                08/15/94
    Class B                                      11.87%               *                 *                01/06/98
    Class C                                        *                  *                 *                01/27/00
    Class I                                      12.87%            14.58%               *                07/26/94

Armada Tax Managed Equity Fund(2)
    Class A                                      18.01%               *                 *                05/11/98
    Class B                                      16.95%               *                 *                05/04/98
    Class C                                        *                  *                 *                01/10/00
    Class I                                      18.06%               *                 *                04/09/98

Armada Balanced Allocation Fund
    Class A                                      15.48%               *                 *                07/31/98
    Class B                                      14.79%               *                 *                11/11/98
    Class C                                        *                  *                 *                04/20/00
    Class I                                      15.72%               *                 *                07/10/98

Armada Bond Fund
    Class A                                      0.05%              4.80%             6.74%              10/31/88
    Class B                                     -0.58%              4.03%               *                02/04/94
    Class C                                       N/A                N/A               N/A                  N/A
    Class I                                      0.35%              5.06%             6.96%              10/31/88

Armada GNMA Fund
    Class A                                      2.33%                *                 *                09/11/96
    Class B                                        *                  *                 *                08/11/99
    Class C                                        *                  *                 *                01/27/00
    Class I                                      2.48%              5.85%               *                08/10/94

                                                ONE YEAR         FIVE YEARS         TEN YEARS         INCEPTION DATE
                                                --------         ----------         ---------         --------------
Armada Intermediate Bond Fund
    Class A                                      1.25%              4.44%               *                04/15/91
    Class B                                      0.64%                *                 *                01/06/98
    Class C                                        *                  *                 *                05/30/00
    Class I                                      1.50%              4.77%             6.88%              12/20/89

Armada Limited Maturity Bond Fund
    Class A                                      3.47%              5.22%               *                09/09/94
    Class B                                        *                  *                 *                08/11/99
    Class C                                        *                  *                 *                01/27/00
    Class I                                      3.22%              5.27%               *                07/07/94

Armada Total Return Advantage Fund
    Class A                                      1.41%              5.30%               *                09/06/94
    Class B                                        *                  *                 *                09/29/99
    Class C                                       N/A                N/A               N/A                  N/A
    Class I                                      1.78%              5.63%               *                07/07/94

Armada U.S. Government Income Fund(1)
    Class A                                      1.96%              5.47%               *                11/12/92
    Class B                                      1.10%              4.68%               *                02/04/94
    Class C                                       N/A                N/A               N/A                  N/A
    Class I                                      2.26%              5.72%               *                11/12/92

Armada Michigan Municipal Bond Fund(1)
    Class A                                      -0.68%             3.71%               *                07/02/90
    Class B                                      -1.41%             2.94%               *                02/04/94
    Class C                                       N/A                N/A               N/A                  N/A
    Class I                                      -0.42%             3.96%               *                07/02/90

Armada National Tax Exempt Bond
  Fund(3)
    Class A                                      -0.02%               *                 *                06/22/98
    Class B                                      -1.05%               *                 *                01/28/99
    Class C                                        *                  *                 *                02/24/00
    Class I                                      -0.24%               *                 *                04/09/98

                                                ONE YEAR         FIVE YEARS         TEN YEARS         INCEPTION DATE
                                                --------         ----------         ---------         --------------
Armada Ohio Tax Exempt Bond Fund
    Class A                                      -0.51%             4.27%               *                04/15/91
    Class B                                       N/A                N/A               N/A                  N/A
    Class C                                       N/A                N/A               N/A                  N/A
    Class I                                      -0.40%             4.30%             5.37%              01/05/90

Armada Pennsylvania Municipal Bond Fund
    Class A                                      -0.05%               *                 *                09/11/96
    Class B                                       N/A                N/A               N/A                  N/A
    Class C                                        *                  *                 *                02/24/00
    Class I                                      -0.06%             4.08%               *                08/10/94


N/A      Share class not offered as of May 31, 2000.
*        Not in operation during the entire period.

(1) Total returns shown for the Mid Cap Growth, Large Cap Ultra, U.S. Government Income and Michigan Municipal Bond Funds are those of the corresponding Parkstone Continuing Funds. Not in operation during the entire period.
(2) Does not include the history of a predecessor common trust fund which commenced operations June 30, 1984.
(3) Does not include the history of a predecessor common trust fund which commenced operations July 31, 1984.

PERFORMANCE REPORTING

                  From time to time, in advertisements or in reports to shareholders, the performance of the Funds may be quoted and compared to that of other mutual funds with similar investment objectives, to stock or other relevant indices, to other investments or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of the Funds may be compared to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds. The performance of the Balanced Allocation Fund and the Equity Funds may also be compared to data prepared by the S&P 500 Index, an unmanaged index of groups of common stocks, the Consumer Price Index, or the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the New York Stock Exchange. In addition, the performance of the International Equity Fund may be compared to the Morgan Stanley Capital International Index or the FT World Actuaries Index.

                  Performance data as reported in national financial publications including, but not limited to, MONEY MAGAZINE, FORBES, BARRON'S, THE WALL STREET JOURNAL and THE NEW YORK TIMES, or publications of a local or regional nature may also be used in comparing the performance of the Funds. The Money Market Funds may also be compared to the average yields reported by the BANK RATE MONITOR for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas.

                  Performance data will be calculated separately for each class of shares of the Funds.

                  The performance of the Funds will fluctuate and any quotation of performance should not be considered as representative of the future performance of the Funds. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in a Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance data are generally functions of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses, and market conditions. Any additional fees charged by institutions with respect to accounts of customers that have invested in shares of a Fund will not be included in performance calculations.

                  The portfolio managers of the Funds and other investment professionals may from time to time discuss in advertising, sales literature or other material, including periodic publications, various topics of interest to shareholders and prospective investors. The topics may include but are not limited to the advantages and disadvantages of investing in tax-deferred and taxable investments; Fund performance and how such performance may compare to various market indices; shareholder profiles and hypothetical investor scenarios; the economy; the financial and capital markets; investment strategies and techniques; investment products; and tax, retirement and investment planning.


                                  MISCELLANEOUS

                  The Trust bears all costs in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution under federal and state securities regulations.

                  As used in the Prospectus, "assets belonging to the Fund" means the consideration received by the Trust upon the issuance of shares in that Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to the Fund. In determining the Fund's net asset value, assets belonging to a Fund are charged with the liabilities in respect of that Fund.

                  As of December 3, 2000, the following persons owned of record 5 percent or more of the shares of the Funds of the Trust:

CORE EQUITY FUND                                     OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS B SHARES)                                                                  SHARES OWNED
First Clearing Corporation                               6,793.4780                   5.27%
A/C 8406-2776
Trionix Research Lab Inc.
8037 Bavaria Road
Twinsburg, OH 44087-2261

CORE EQUITY FUND                                     OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                  SHARES OWNED
SEI Trust Company CUST                                    290.2010                   28.54%
Rollover IRA
John T. Botkins
26688 Lake of the Falls Blvd
Olmsted Falls, OH 44138-2609

First Clearing Corporation                                192.3080                   18.92%
A/C 2121-4057
Patricia Ann Cartmille &
Denise C. Costilow JT TEN
14351 Concord Trl
Middleburg Hts, OH  44130-7065

Bill Bartley                                              161.4180                   15.88%
476 Baldwin Heights Cir
Howard, OH  43028-9505

SEI Trust Company CUST                                    154.0240                   15.15%
IRA of FBO Donald J Rankin JR
3175 Lake Rockwell Rd.
Ravenna, OH 44266-8020

SEI Trust Company CUST                                    152.2540                   14.98%
IRA of FBO Anna M Rankin
3175 Lake Rockwell Rd.
Ravenna, OH 44266-8020

CORE EQUITY FUND                                     OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                  SHARES OWNED
C/O  National City Bank                                7,783,686.3270                89.88%
Shelden & Co
Trust Mutual Funds
PO Box 94777
Cleveland, OH 44101-4777

Sheldon & Co. TTEE                                      536,307.2200                  6.19%
c/o National City Bank
Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777

EQUITY GROWTH FUND
(CLASS A SHARES)                                     OUTSTANDING SHARES        PERCENTAGE OF FUND
                                                                                  SHARES OWNED
State Street Bank & Trust TTEE                         4,587,031.1210                75.24%
FBO First Energy Corp.
   Savings Plan
DTD 7/1/98
105 Rosemont Ave. WES/IN
Westwood, MA  02090-2318

EQUITY GROWTH FUND                                   OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                  SHARES OWNED
First Clearing Corporation                               1,077.5650                  10.50%
A/C 7081-0852
Ridgway Community Nurses Srvcs
ATTN:  Lori MacDonald
20 North Broad Street
Ridgway, PA  15853-1002

First Clearing Corporation                                589.6640                    5.74%
A/C 4858-4008
Mary S. Kowtun IRA
FCC as Custodian
6417 Rousseau Drive
Parma, OH  44129-6306

First Clearing Corporation                                645.2610                    6.37%
A/C 4089-7903
Hart Road Pathology SC PS
FBO Dr. James Larson
1205 Main Street
Cross Plains, WI  53528-9479

First Clearing Corporation                                850.4610                    8.28%
A/C 6490-8961
Homer M. Osborne IRA
FCC as Custodian
5 Patricia St
Charleroi, PA  15022-9439

First Clearing Corporation                               5,057.6710                  49.27%
A/C 1294-3972
Robert Henry Baker Jr IRA
FCC as Custodian
834 Georgiana St
Port Angeles, WA  98362-3512

EQUITY GROWTH FUND                                   OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                  SHARES OWNED
National City Bank                                    13,438,241.3180                32.72%
ATTN Trust Mutual Funds
PO Box 94984
Cleveland, OH 44101-4984

Sheldon & Co. (Cash/Reinv)                             12,110,579.558                29.48%
C/o National City Bank
ATTN:  Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co.                                          6,085,232.7230                14.81%
P.O. Box 94984
ATTN:  Trust Mutual Funds
Cleveland, OH  44101-4984

C/O National City Bank                                 8,190,088.0790                19.94%
Shelden & Co.
Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777

EQUITY INCOME FUND                                   OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                  SHARES OWNED
SEI Trust Company                                        2,992.9840                  38.44%
Cust for the Rollover IRA of
Wallace Strickland
3337 E. 149th St
Cleveland, OH  44128

First Clearing Corporation                               1,985.2170                  25.50%
A/C 7081-0852
Ridgway Community Nurses Srvcs
ATTN:  Lori MacDonald
20 North Broad Street
Ridgway, PA  15853-1002

First Clearing Corporation                                627.0870                    8.05%
A/C 4858-4008
Mary S. Kowtun IRA
FCC as Custodian
6417 Rousseau Dr
Parma, OH  44129-6306

First Clearing Corporation                                977.171                    12.55%
A/C 7194-4927
Wayne A. Ruhlman IRA R/O
FCC as Custodian
4376 Porter Road
North Olmsted, OH  44070-2520

First Clearing Corporation                                651.3880                    8.37%
A/C 7974-6105
Gregory S. Spudic and
Rebecca D Spudic
10434 Starboard Way
Indianapolis, IN  46256-9514

EQUITY INCOME FUND                                   OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                  SHARES OWNED
Sheldon & Co. (Reinv)                                 14,957,554.3190                37.25%
Attn:  Trust Mutual Funds
Account #10023342
P.O. Box 94777
Cleveland, OH  44101-4777


Sheldon & Co.                                          8,358,106.4280                20.82%
Attn:  Trust Mutual Funds
P.O. Box 94984
Cleveland, OH  44101-4984

Sheldon & Co. (Cash/Reinv)                            13,010,021.5960                32.40%
c/o National City  Bank
Attn:  Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777

National City Bank                                     2,280,055.4310                 5.68%
ATTN Trust Mutual Funds
PO Box 94984
Cleveland, OH 44101-4984

EQUITY INDEX FUND                                    OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS A SHARES)                                                                  SHARES OWNED
First Clearing Corporation                              44,175.9560                   6.42%
A/C 6956-888
Dr. Frank Radosevich IRA
FCC as Custodian
5632 N. Isabell
Peoria, IL  61614-4135

EQUITY INDEX FUND                                    OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS B SHARES)                                                                  SHARES OWNED
S & H Machine Product Inc. PSP                           4,671.1440                   6.36%
Stanimir M. Vitkovic
6180 West Smith Road
Medina, OH  44256-8949

First Clearing Corporation                               8,076.7870                  11.00%
A/C 8406-2776
Trionix Research Lab Inc
8037 Bavaria Road
Twinsburg, OH  44087-2261

First Clearing Corporation                               4,033.0590                   5.49%
A/C 5236-4538
James T. Lange IRA R/O
FCC as Custodian
5197 E. Farnhurst
Lyndhurst, OH 44124-1237

First Clearing Corporation                               7,213.0090                   9.83%
A/C 3672-7085
Kevin J Gray TTEE
FBO Kevin J Gray Trust
410 Ryder Road
Toledo, OH 43607-3106

First Clearing Corporation                               3,988.690                    5.43%
A/C 8887-2618
Paul Yacobian IRA
FCC as Custodian
6759 Winward Hills
Brecksville, OH  44141-2469

EQUITY INDEX FUND                                    OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                  SHARES OWNED
First Clearing Corporation                               7,996.0360                  21.91%
A/C 5911-3463
Lyman F. Narten IRA R/O
FCC as Custodian
15155 Heritage Lane
Chagrin Falls, OH 44022-2674

First Clearing Corporation                               3,304.8000                   9.06%
A/C 8645-8446
Ronald W. Watt
127 Public Sq #5200
Cleveland, OH 44114-1216

First Clearing Corporation                               1,931.0950                   5.29%
A/C 6785-6053
John Potochick
10889 Gordon Drive
Parma, OH 44130-5142

First Clearing Corporation                               2,661.3760                   7.29%
A/C 6835-6607
Betty J. Powers IRA R/O
FCC as Custodian
9838 Burton Dr.
Twinsburg, OH 44087-3206

First Clearing Corporation                               9,624.5000                  26.37%
A/C 4509-9613
Industrial Power Systems, Inc.
ATTN:  Ron Keister &
410 Ryder Road
Toledo, OH  43607-3106

EQUITY INDEX FUND                                    OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                  SHARES OWNED
Sheldon & Co. (Reinv)                                  6,262,138.0200                23.45%
Attn:  Trust Mutual Funds
Account #1023342
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co. TTEE                                     1,875,012.9660                 7.02%
C/O National City Bank
Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co. (Cash/Reinv)                             1,622,303.4820                 6.08%
c/o National City  Bank
Attn:  Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777

National City Bank                                    16,055,917.1500                60.14%
ATTN Trust Mutual Funds
PO Box 94984
Cleveland, OH 44101-4984

INTERNATIONAL EQUITY FUND                            OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                  SHARES OWNED
First Clearing Corporation                               1,141.8370                   8.59%
A/C 8327-1306
Janyce K White SEP IRA
FCC As Custodian
P.O. Box 831
Logansport, IN  46947-0831

First Clearing Corporation                               2,774.0320                  20.87%
A/C 2125-0724
Keven Crawford IRA
FCC as Custodian
216 Ledgewood Dr.
Fond Du Lac, WI 54935-7621
Winamac, IN  46996

First Clearing Corporation                                692.6090                    5.21%
A/C 1147-1851
Michael C Anderson
4301 East Market
PO Box 179
Logansport, IN  46947-0179

First Clearing Corporation                                670.8570                    5.05%
A/C 7081-0852
Ridgway Community Nurses Srvcs
ATTN:  Lori MacDonald
20 North Broad Street
Ridgway, PA  15853-1002

First Clearing Corporation                               1,360.5290                  10.24%
A/C 8645-8446
Ronald W Watt
127 Public Sq #5200
Cleveland, OH  44114-1216

First Clearing Corporation                               1,259.5110                   9.48%
A/C 4824-4290
John P Klingbeil &
Georgann Klingbeil
26924 Westwood Lane
Olmsted Falls, OH  44138-1159

First Clearing Corporation                               1,196.3010                   9.00%
A/C 6604-3812
Janet M. Reed IRA
FCC as Custodian
330 Haney Avenue
Logansport, IN  46947-2118

First Clearing Corporation                               1,261.1050                   9.49%
A/C 1294-3972
Robert Henry Baker Jr IRA
FCC as Custodian
834 Georgiana St
Port Angeles, WA 98362-3512

First Clearing Corporation                               1,066.5620                   8.03%
A/C 2144-8605
Thomas L Curry JR IRA R/O
FCC as Custodian
20571 Ellacott Pkway #527
Cleveland, OH 44128-4457

INTERNATIONAL EQUITY FUND                            OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                  SHARES OWNED
Sheldon & Co. (Reinv)                                 18,617,165.8250                37.06%
Attn:  Trust Mutual Funds
Account #100023342
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co. TTEE                                    19,135,075.7480                38.09%
C/o National City Bank
Trust Mutual Fds
P.O. Box 94984
Cleveland, OH  44101-4984

National City Bank                                     8,665,159.7300                17.25%
C/o Sheldon & Co.
Trust Mutual Fds
P.O. Box 94777
Cleveland, OH  44101-4777

LARGE CAP ULTRA FUND                                 OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS A SHARES)                                                                  SHARES OWNED
Soy Capital AG Services & Trust Co                      67,438.6020                   6.77%
455 N. Main Street
Decatur, IL  62523-1103

LARGE CAP ULTRA FUND                                 OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                  SHARES OWNED
First Clearing Corporation                                116.3080                   40.18%
A/C 1208-9952
Arzon & Fior Profit Sharing PL
Mayra Arzon & Carlos Fior TTEE
101 Benton Dr
Decatur, IL  62526-1407

Elk County Tool & Die Inc.                                29.7450                    10.27%
David J Gleixner
121 Timberline Rd.
St. Mary's, PA 15857

Robin D Haffa Cust                                        26.6520                     9.21%
FBO Taylor N Haffa Wilson UTMA-O
7690 Manor Dr
Mentor, OH 44060-3357

Elk County Tool & Die Inc                                 24.7880                     8.56%
Craig S Schloder
RR # 1, Box 313A
Emporium, PA 15834

LARGE CAP ULTRA FUND                                 OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                  SHARES OWNED
Sheldon & Co (Reinv)                                   5,814,720.5280                42.84%
ATTN:  Trust Mutual Funds
Account #10023342
P.O. Box 94777
Cleveland, OH   44101-4777

Sheldon & Co TTEE                                      4,728,011.0160                34.83%
C/o National City Bank
Trust Mutual Funds
P.O. Box 94777
Cleveland, OH   44101-4777

National City Bank                                     1,365,667.7990                10.06%
C/O Sheldon & Co
Trust Mutual Fds
PO Box 94777
Cleveland, OH 44101-4777

National City Bank                                     1,106,163.0820                 8.15%
ATTN Trust Mutual Funds
PO Box 94984
Cleveland, OH 44101-4984

MID CAP GROWTH FUND                                  OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                  SHARES OWNED
First Clearing Corporation                                680.2720                   27.85%
A/C 4195-9354
Dennis Holderfield IRA R/O
FCC as Custodian
5889 Ruple PKWY
Brookpark, OH 44142-1038

First Clearing Corporation                                222.4200                    9.11%
A/C 1888-7267
Gail J Bryan
William George Bryan JT Ten
6755 State Route 5
Ravenna, OH 44266-9205

First Clearing Corporation                                218.2400                    8.93%
A/C 3956-2416
William N Hackeny IRA R/O
FCC as Custodian
6720 Newton Falls Rd
Ravenna, OH 44266-8731

SEI Trust Company                                         178.0200                    7.29%
Cust for the IRA of
FBO Donald J Rankin Jr
3175 Lake Rockwell Rd.
Ravenna, OH 44266-8731

SEI Trust Company                                         175.9780                    7.20%
Cust for the IRA of
FBO Anna M Rankin
3175 Lake Rockwell Rd.
Ravenna, OH 44266-8731

First Clearing Corporation                                152.8900                    6.26%
A/C 1208-9952
Arzon & Fior Profit Sharing Pl
Mayra Arzon & Carlos Fiol TTEE
101 Benton Dr.
Decatur, IL 62526-1407

SEI Trust Company                                         149.1260                    6.11%
Cust for the Rollover IRA of
John T Botkins
26688 Lake of the Falls Blvd
Olmsted Falls, OH 44138-2609

SEI Trust Company CUST                                    136.1470                    5.57%
Roth Contribution IRA
Benjamin Yanto
5621 Liberty Creek Dr. West
Indianapolis, IN 46254-1037

MID CAP GROWTH FUND                                  OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                  SHARES OWNED
National City Bank                                     6,091,394.1860                35.66%
ATTN Trust Mutual Funds
PO Box 94984
Cleveland, OH 44101-4984

Sheldon & Co (Reinv)                                   5,349,131.5420                31.31%
ATTN:  Trust Mutual Funds
Account #10023342
P.O. Box 94777
Cleveland, OH   44101-4777

Sheldon & Co TTEE                                      3,815,098.4710                22.33%
C/o National City Bank
ATTN:  Trust Mutual Funds
P.O. Box 94777
Cleveland, OH   44101-4777

National City Bank                                     1,550,005.6760                 9.07%
C/O Sheldon & Co
Trust Mutual Funds
PO Box 94777
Cleveland, OH 44101-4777

SMALL CAP GROWTH FUND                                OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                  SHARES OWNED
First Clearing Corporation                               1,041.3380                  10.78%
A/C 7081-0852
Ridgeway Community Nurses Srvcs
ATTN:  Lori MacDonald
20 North Broad Street
Ridgway, PA  15853-1002

First Clearing Corporation                                643.8910                    6.67%
A/C 7194-4927
Wayne A. Ruhlman IRA R/O
FCC as Custodian
4376 Porter Road
North Olmsted, OH  44070-2520

First Clearing Corporation                               1,311.1030                  13.57%
A/C 4089-7903
Hart Road Pathology SC PS
FBO Dr. James Larson
1205 Main Street
Cross Plains, WI  53528-9479

First Clearing Corporation                                780.1900                    8.08%
A/C 4089-7905
Hart Road Pathology SC PS
FBO Dr. James Larson
1205 Main Street
Cross Plains, WI  53528-9479

First Clearing Corporation                               1,270.6570                  13.16%
A/C 1294-3972
Robert Henry Baker Jr IRA
FCC as Custodian
834 Georgiana St
Port Angeles, WA  98362-3512

First Clearing Corporation                               1,590.3310                  16.47%
A/C 3978-1578
William H Hassall IRA
FCC as Custodian
207 Guy St
Walbridge, OH  43465-1126

Brian Goedken                                             647.1490                    6.70%
Jill Goedken
PO Box 5184
145 Casablanca
Doha Qatar


SMALL CAP GROWTH FUND                                OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                  SHARES OWNED
---------------------
Sheldon & Co (Reinv)                                   6,665,508.9360                28.19%
Attn:  Trust Mutual Funds
Acccount #10023342
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co. TTEE                                     7,940,907.2990                33.59%
c/o National City Bank
Trust Mutual Fds
P.O. Box 94984
Cleveland, OH  44101-4984

National City Bank                                     3,985,519.1210                16.86%
c/o Sheldon & Co
Trust Mutual FDS
P.O. Box 94777
Cleveland, OH  44101-4777


SMALL CAP VALUE FUND                                 OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS B  SHARES)                                                                 SHARES OWNED
--------------------
First Clearing Corporation                               2,918.6850                   5.35%
A/C 5072-0540
Judith E. Lewis IRA  R/O
FCC as Custodian
1800 W. Wallings Road
Broadview Hts., OH 44147-1137


SMALL CAP VALUE FUND                                 OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                  SHARES OWNED
--------------------
First Clearing Corporation                                798.9290                   16.18%
A/C 7081-0852
Ridgway Community Nurses Srvcs
ATTN:  Lori MacDonald
20 North Broad Street
Ridgway, PA 15853-1002

First Clearing Corporation                               1,282.8840                  25.98%
A/C 4089-7903
Hart Road Pathology SC PS
FBO Dr. James Larson
1205 Main St
Cross Plains, WI  53528-9479



First Clearing Corporation                                762.5910                   15.44%
A/C 4089-7905
Hart Road Pathology SC PS
FBO Dr. James Larson
1205 Main St
Cross Plains, WI  53528-9479

First Clearing Corporation                               1,647.2200                  33.36%
A/C 6490-8961
Homer M. Osborne IRA
FCC as Custodian
5 Patricia St.
Charleroi, PA  15022-9439

First Clearing Corporation                                311.1390                    6.30%
A/C 4195-9354
Dennis Holderfield IRA R/O
FCC as Custodian
5889 Ruple Pkwy
Brookpark, OH 44142-1038


SMALL CAP VALUE FUND                                 OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I  SHARES)                                                                 SHARES OWNED
--------------------
Sheldon & Co. (Reinv)                                  9,465,755.1750                38.30%
Attn:  Trust Mutual Funds
Account #100023342
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co.                                          7,604,080.4220                30.77%
P.O. Box 94984
ATTN:  Trust Mutual Funds
Cleveland, OH  44101-4984

Sheldon & Co. (Cash/Reinv)                             3,125,168.9130                12.65%
C/o National City Bank
ATTN:  Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4984


TAX MANAGED EQUITY                                   OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS A  SHARES)                                                                 SHARES OWNED
------------------
NFSC FEBO #Z41-257923                                   79,923.4880                   5.80%
Allison P. Vanhartesveldt
3141 N. Quincy St.
Arlington, VA  22207-4144



TAX MANAGED EQUITY FUND                              OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                  SHARES OWNED
-----------------------
First Clearing Corporation                               3,925.7670                   7.60%
A/C 2809-5755
Florence Dixon
P.O. Box 119
Cooksburg, PA  16217-0119

First Clearing Corporation                               7,793.4590                  15.08%
A/C 8650-9893
Maryla F. White
1313 Lance Drive
Louisville, KY  40216-3930

First Clearing Corporation                               3,199.8580                   6.19%
A/C 5810-3405
Margaret M Meder
6513 Denison Blvd.
Parma Hts, OH 44130-4104

First Clearing Corporation                               2,932.5510                   5.68%
A/C 3281-7977
Edward Folkman
Carol Folkman
7897 Oakhurst Drive
Brecksville, OH 44141-1123

First Clearing Corporation                               7,331.3780                  14.19%
A/C 6108-1699
Kenneth A. Otto &
Merilee W. Otto
1710 Rood Point Road
Muskegon, MI  49441-4849

First Clearing Corporation                               2,795.2480                   5.41%
A/C 6960-1719
Piertro Ragone Trust
Domenico Ragone TTEE
3321 Friar Drive
Parma, OH  44134-5518

First Clearing Corporation                               2,768.1660                   5.36%
A/C 5311-9558
Linda M. Lupear
2919 N County Rd 425 E
Danville, IN  46122-8383


TAX MANAGED EQUITY FUND                              OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                  SHARES OWNED
-----------------------
Sheldon & Co TTEE                                      8,372,373.1960                48.27%
C/O National City Bank
Trust Mutual Fds
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co. TTEE                                     8,344,283.9110                48.11%
C/O National City Bank
P.O. Box 94777
ATTN:  Trust Mutual Funds
Cleveland, OH 44101-4777


BALANCED ALLOCATION FUND                             OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                  SHARES OWNED
------------------------
SEI Trust Company                                         116.3840                   37.06%
Cust for the IRA of
FBO Karen Sherer
2113 Wilkes Way
Lexington, KY  40505-4847

SEI Trust Company Cust                                    188.0050                   59.87%
Roth Contribution IRA
Thomas D. Keller
14422 Orchard Park Avenue
Cleveland, OH  44111-2115


BALANCED ALLOCATION FUND                             OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                  SHARES OWNED
------------------------
National City Bank                                    13,200,114.5940                73.22%
ATTN Trust Mutual Funds
PO Box 94984
Cleveland, OH 44101-4984

Sheldon & Co. TTEE                                      984,813.8900                  5.46%
C/o National City Bank
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co. (Reinv)                                  3,611,497.4940                20.03%
Attn:  Trust Mutual Funds
Account  #10023342
P.O. Box 94777
Cleveland, OH  44101-4777



BOND FUND                                            OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS A SHARES)                                                                  SHARES OWNED
----------------

Soy Capital AG Services & Trust Co                      144,892.3840                 14.52%
455 N Main St
Decatur IL  62523-1103


BOND FUND                                            OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                  SHARES OWNED
----------------
First Clearing Corporation                               3,717.0620                  99.70%
A/C  7081-0852
Ridgway Community Nurses Srvcs
ATTN:  Lori MacDonald
20 North Broad Street
Ridgway, PA  15853-1002


BOND FUND                                            OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                  SHARES OWNED
----------------
Sheldon & Co. (Cash/Reinv)                            34,996,402.4960                37.44%
c/o National City Bank
Attn:  Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777

C/O National City Bank                                24,962,304.6580                26.70%
Shelden & Co
Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co.                                         19,816,156.6120                21.20%
P.O. Box 94984
Attn:  Trust Mutual Funds
Cleveland, OH  44101-4777

National City Bank                                    12,830,608.8700                13.73%
Attn:  Trust Mutual Funds
P.O. Box 94984
Cleveland, OH  44101-4984



GNMA FUND                                            OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS A SHARES)                                                                  SHARES OWNED
----------------
Schweizer Dipple Inc 401K Plan                           9,960.1680                   7.27%
Dennis J Clark, Sr.
ATTN;  Lynn E. Ulrich
Personal and Confidential
7227 Division Street
Oakwood Village, OH  44146-5405

Helen M Weyer                                            7,518.6270                   5.49%
James N Weyer JR JTTEN
2600 Mohawk Drive
White Oak, PA  15131-3121

Post & Co A/C #356678                                    7,454.9640                   5.44%
C/O The Bank of New York
ATTN:  Mutual Funds/Reorg Dept
P.O. Box 1066 Wall St Sta
New York, NY  10286


GNMA FUND                                            OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS B SHARES)                                                                  SHARES OWNED
----------------
First Clearing Corporation                               4,240.3700                  28.06%
A/C 6379-0631
Jane Obodzinski
1205 Brookpark Raod
Cleveland, OH 44109-5827

Shore West Construction 401(k) Plan                      2,232.4920                  14.77%
Kenneth M. Sokol
Attn:  Barbara Beyer
Personal and Confidential
23826 Lorain Rd
North Olmsted, OH  44070-2226

Shore West Construction 401(k) Plan                      1,801.4790                  11.92%
Audrey M. Sokol
Attn:  Barbara Beyer
Personal and Confidential
23826 Lorain Rd
North Olmsted, OH  44070-2226

First Clearing Corporation                               2,086.9540                  13.81%
A/C 5810-3405
Margaret M. Meder
6513 Dennison Blvd.
Parma Heights, OH  44130-4104



First Clearing Corporation                               1,037.1070                   6.86%
A/C 2054-0408
Clifton Christian Church
ATTN:  Elliott Morris
131 Vernon Avenue
Louisville, KY  40206-2036

First Clearing Corporation                               1,593.6440                  10.54%
A/C 4176-6737
Doris J Hoel IRA
FCC as Custodian
13646 Crestway Dr.
Brookpark, OH  44142-2656

First Clearing Corporation                               1,128.4240                   7.47%
A/C 7782-3187
Robert L Scarbro IRA R/O
FCC as Custodian
4763 Brookhigh Dr
Brooklyn, OH 44144-3158


GNMA FUND                                            OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                  SHARES OWNED
----------------
First Clearing Corporation                               1,557.6670                  18.36%
A/C  7081-0852
Ridgway Community Nurses Srvcs
ATTN:  Lori MacDonald
20 North Broad Street
Ridgway, PA  15853-1002

First Clearing Corporation                               4,843.4360                  57.08%
A/C 5810-3405
Margaret M Meder
6513 Dennison Blvd
Parma Heights, OH  44130-4104

First Clearing Corporation                               1,017.6670                  11.99%
A/C 8763-2694
Stanley Woo SEP IRA
FCC as Custodian
3448 W 99th St
Cleveland, OH 44102-4614

First Clearing Corporation                               1,056.1080                  12.45%
A/C  4568-3896
Robert A Joyce IRA
FCC as Custodian
4709 Wetzel Avenue
Cleveland, OH  44109-5351



GNMA FUND                                            OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                  SHARES OWNED
----------------
C/o National City Bank                                 1,323,510.0270                10.47%
Shelden & Co.
Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co.  TTEE                                    8,598,231.0440                68.03%
C/O National City Bank
Trust Mutual Funds
P.O. Box 94984
Cleveland, OH  44101-4984

National City Bank                                     2,639,076.1060                20.88%
C/O Sheldon & Co.
Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777


INTERMEDIATE BOND FUND                               OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS B SHARES)                                                                  SHARES OWNED
----------------------
First Clearing Corporation                              16,295.0320                  11.54%
A/C 1202-4114
Eugene Arrigoni IRA
FCC as Custodian
4101 Grady Smith Road
Loganville, GA  30052-3650

INTERMEDIATE BOND FUND                               OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                  SHARES OWNED
----------------------
SEI Trust Company                                        4,723.0330                  27.11%
Cust for the Rollover IRA of
Wallace Strickland
3337 E 149th Street
Cleveland, OH  44120-4237



First Clearing Corporation                              12,690.6140                  72.83%
A/C 1294-3972
Robert Henry Baker Jr IRA
FCC as Custodian
834 Georgiana St
Port Angeles, WA  98362-3512


INTERMEDIATE BOND FUND                               OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                  SHARES OWNED
----------------------
Sheldon & Co. (Reinv)                                  3,658,371.0290                10.53%
Attn:  Trust Mutual Funds
Account #10023342
P.O. Box 94984
Cleveland, OH  44101-4984

Sheldon & Co.                                         13,014,311.6550                37.44%
P.O. Box 94984
Attn:  Trust Mutual Funds
Cleveland, OH  44101-4984

Sheldon & Co.                                         11,439,258.4100                32.91%
Attn:  Trust Mutual Funds
P.O. Box 94984
Cleveland, OH  44101-4984

SEI Trust Company                                      4,597,431.4160                13.23%
Attn:  Mutual Fund Adminstrator
One Freedom Valley Drive
Oaks, PA  19456


LIMITED MATURITY BOND FUND                           OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS A SHARES)                                                                  SHARES OWNED
--------------------------
Soy Capital AG Services & Trust Co                      68,030.6270                  12.21%
455 N. Main St
Decatur IL  62523-1103


LIMITED MATURITY BOND FUND                           OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS B SHARES)                                                                  SHARES OWNED
--------------------------
Shore West Construction 401(k) Plan                      4,476.2620                   6.14%
Gary Scothon
Attn:  Barbara Beyer
Personal and Confidential
23826 Lorain Rd
North Olmsted, OH  44070-2226



First Clearing Corporation                               4,412.9010                   6.06%
A/C 4753-9962
Larry D. Kiefer IRA R/O
FCC as Custodian
RR 2 Box 118
Gridley, IL 61744-9304

First Clearing Corporation                               4,257.0810                   5.84%
A/C 6379-0631
Jane F. Obodzinski
1205 Brookpark Road
Cleveland, OH  44109-5827

First Clearing Corporation                               3,960.7070                   5.44%
A/C 4296-9582
C Edward Howerton
4721 Willowbrook Lane
Decatur, IL  62521-4266

Truck Equipment & Bod Co., Inc.                          3,838.9080                   5.27%
Robert White
3343 Shelby Street
Indianapolis, IN  46227


LIMITED MATURITY BOND FUND                           OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                  SHARES OWNED
--------------------------
First Clearing Corporation                               1,530.2970                  99.31%
A/C 7081-0852
Ridgway Community Nurses Svcs
Attn:  Lori MacDonald
20 North Broad Street
Ridgway, PA  15853-1002


LIMITED MATURITY BOND FUND                           OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                  SHARES OWNED
--------------------------
Sheldon & Co.                                          9,173,107.8300                48.06%
Future Quest
c/o National City Bank
Attn:  Trust Mutual Funds/01-999999774
P.O. Box 94984
Cleveland, OH  44101-4984

Sheldon & Co. (Reinv)                                  6,909,245.4720                36.20%
Future Quest
c/o National City Bank
Attn:  Trust Mutual Funds/01-999999774
P.O. Box 94777
Cleveland, OH  44101-4777



National City Bank                                     1,300,508.4830                 6.81%
ATTN:  Trust Mutual Funds
PO Box 94984
Cleveland, OH  44101-4984

Sheldon & Co.  TTEE                                    1,237,430.7020                 6.48%
Future Quest
c/o National City Bank
Attn:  Trust Mutual Funds/01-999999774
P.O. Box 94777
Cleveland, OH  44101-4777


TOTAL RETURN ADVANTAGE FUND                          OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS A SHARES)                                                                  SHARES OWNED
---------------------------
First Clearing Corporation                              28,812.4870                 23332.04%
A/C 3563-2971
Eric a Glende Jr IRA
FCC as Custodian
1029 Brainard Rd
Highland Hts OH 44143-3109


TOTAL RETURN ADVANTAGE FUND                          OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS B SHARES)                                                                  SHARES OWNED
---------------------------
First Clearing Corporation                               2,461.0470                  68.49%
A/C 3816-3066
Claude Hall IRA
FCC as Custodian
416 Skylark Drive
Winchester, KY  40391-2902

First Clearing Corporation                               1,033.0580                  28.75%
A/C 4155-6883
Rheta P Histed
Tod Franklin T Histed
2525 N Alamando Rd
Coleman, MI  48618-9732


TOTAL RETURN ADVANTAGE FUND                          OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                  SHARES OWNED
---------------------------
SEI Trust Company                                         155.4480                   93.57%
Cust for the SEP IRA of
Eugene T Nahra
1616 Jacqueline Dr
Parma OH  44134-6848



SEI Investments Co                                        10.6910                     6.43%
Attn:  Rob Silverstri
One Freedom Valley Drive
Oaks, PA  19456


TOTAL RETURN ADVANTAGE FUND                          OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                  SHARES OWNED
---------------------------
Sheldon & Co. (Reinv)                                 17,613,338.8630                47.90%
Attn:  Trust Mutual Funds
P.O. Box 94984
Cleveland, OH  44101-4984

Sheldon & Co.                                          8,284,854.4310                22.53%
P.O. Box 94777
Attn:  Trust Mutual Funds
Cleveland, OH  44101-4777

Sheldon & Co.  TTEE                                    7,073,714.8530                19.24%
C/O National City Bank
P.O. Box 94777
Attn:  Trust Mutual Funds
Cleveland, OH  44101-4777


U.S. GOVERNMENT INCOME FUND                          OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS A SHARES)                                                                  SHARES OWNED
---------------------------
Soy Capital AG Services & Trust Co                      172,917.8990                 10.36%
455 N. Main Street
Decatur, IL  62523-1103


U.S. GOVERNMENT INCOME FUND
(CLASS C SHARES)
---------------------------
First Clearing Corporation                               1,734.7030                  99.34%
A/C 3978-1578
William H Hassall IRA
FCC as Custodian
207 Guy St
Walbridge, OH  43465-1126



U.S. GOVERNMENT INCOME FUND                          OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                  SHARES OWNED
---------------------------
Sheldon & Co. TTEE                                    10,717,184.1270                72.60%
c/o National City Bank
Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co. (Reinv)                                  1,538,268.5670                10.42%
Attn:  Trust Mutual Funds
Account #10023342
P.O. Box 94777
Cleveland, OH  44101-4777

National City Bank                                     1,277,521.5170                 8.65%
Attn:  Trust Mutual Funds
P.O. Box 94984
Cleveland, OH  44101-4984

National City Bank                                     1,083,663.6450                 7.34%
c/o Sheldon & Co.
Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777


MICHIGAN MUNICIPAL BOND FUND                         OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS B SHARES)                                                                  SHARES OWNED
----------------------------
First Clearing Corporation                              15,485.1100                   9.88%
A/C 1474-8811
Marion E. Belloni
27715 Alger Lane
Madison Heights, MI 48071-4523

First Clearing Corporation                              10,006.6300                   6.39%
A/C 6338-8396
Betty May Nicholas
866 Dursley
Bloomfield, MI  48304-2010

First Clearing Corporation                               9,496.6760                   6.06%
A/C 8304-7634
Emily T. Wheeler TTEE
Emily T. Wheeler Trust
1632 Tawas Beach Road
East Tawas, MI  48730-9330



First Clearing Corporation                               9,155.7770                   5.84%
A/C 6852-6451
Marylee A. Roven &
Sheryl C Roven
13644 Wesley
Southgate, MI  48195-1719


MICHIGAN MUNICIPAL BOND FUND                         OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                  SHARES OWNED
----------------------------
SEI Investments Co                                         9.4880                    100.0%
ATTN  Rob Silvestri
1 Freedom Valley Road
Oaks, PA  19456


MICHIGAN MUNICIPAL BOND FUND                         OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                  SHARES OWNED
----------------------------
Sheldon & Co. (Reinv)                                  1,497,626.6090                10.70%
Attn:  Trust Mutual Funds
Account #10023342
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co. TTEE                                    12,243,525.9380                87.52%
c/o National City Bank
Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777


NATIONAL TAX EXEMPT BOND FUND                        OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS A SHARES)                                                                  SHARES OWNED
-----------------------------
First Clearing Corporation                              359,748.3510                 49.76%
A/C 1143-7442
Bill Anest
400 S. Curran
Grayslake, IL  60030-9202

First Clearing Corporation                              57,646.3570                   7.97%
A/C 1750-2503
Edward B Brandon &
Phyllis P Brandon JTWROS
Lakepoint Office Parkt Ste 470
3201 Enterprise Parkway


NATIONAL TAX EXEMPT BOND FUND                        OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS B SHARES)                                                                  SHARES OWNED
Harlan Hawkins &                                        13,420.2570                  27.72%
Mark Hawkins TTEE
U/A DTD May 21, 1992
Cecil C Hawkins Trust
4412 George Ave
Cortland IL 60112

LPL Financial Service                                    6,054.9190                  12.51%
AC 1476-8134
9785 Towne Centre Drive
San Diego, CA  92121-1968

First Clearing Corporation                               5,271.1630                  10.89%
A/C 5482-0768
Theodore R. McDonald &
Rose Ann McDonald
7712 St. Bernard Ct.
Louisville, KY  40291-2462

First Clearing Corporation                               4,702.5410                   9.71%
A/C 2099-9089
James E. Chenault &
Judith E. Chenault
8609 Cool Brook Ct.
Louisville, KY  40291-1501

First Clearing Corporation                               2,728.1460                   5.63%
A/C 3132-5861
Anne B Farkas and
Robert S Farkas
279 S Oakland Ave
Sharon, PA 16146-4049

First Clearing Corporation                               2,634.0810                   5.44%
A/C 6708-7889
Dorothy K Riley TTEE
Dorothy and Lester Riley Trust
5 Locust Hl
Crawfordsville, IN  47933-3347

Theodore H Stein                                         2,508.4190                   5.18%
And Dolores A Stein JTWROS
153 Kingsbridge
Bristol TN  37620-2957

                                     152

NATIONAL TAX EXEMPT BOND FUND                        OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                  SHARES OWNED
First Clearing Corporation                               9,336.0860                  99.89%
A/C 2146-8768
P Brian Coleman
RR #1
PO Box 254
Flemingsburg, KY  41041-0254

NATIONAL TAX EXEMPT BOND FUND                        OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                  SHARES OWNED
Sheldon & Co. TTEE                                    13,033,539.5790                82.53%
c/o National City Bank
Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777

National City Bank                                     1,874,216.7010                11.87%
c/o Sheldon & Co.
Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777

OHIO TAX EXEMPT BOND FUND                            OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS A SHARES)                                                                  SHARES OWNED
Evern Securities                                        28,219.4520                   5.53%
C/O BNY Clearing Services Cust FBO
FFC Ellen Stirn MAVEC S/D IRA UA
A/C OL58-4485-3981
111 E. Kilbourn Ave
Milwaukee, WI  53202-6611

First Clearing Corporation                              52,435.1170                  10.28%
A/C 1528-5380
David J. Beverly &
Pamela C. Beverly
1128 Laguna Drive
Huron, OH  44839-2605

First Clearing Corporation                              46,966.2530                   9.21%
A/C 1548-8990
William D. Bird
7617 Bellflower Rd
Mentor, OH  44060-3950

                                 153


First Clearing Corporation                              67,710.0370                  13.27%
A/C 3198-9668
Harry E. Figgie Jr Trust
Harry E Figgie JR TTEE
37001 Shaker Blvd
Chagrin Falls OH 44022-6643

First Clearing Corporation                              25,632.9820                   5.03%
A/C 3208-8766
Nancy F Figgie Trust
Nancy F Figgie TTEE
37001 Shaker Blvd
Chagrin Falls OH  44022-6643

OHIO TAX EXEMPT BOND FUND                            OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                  SHARES OWNED
First Clearing Corporation                               1,673.7580                  29.14%
A/C 2936-8883
Samuel J Durham, MD
AMA Account
1005 Country View Lane, Apt. 13G
Toledo, OH  43615-8306

First Clearing Corporation                               4,059.6660                  70.69%
A/C 3027-4828
William G Ely
1309 Shanley Drive
Columbus, OH  43224-2066

OHIO TAX EXEMPT BOND FUND                            OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                  SHARES OWNED
Sheldon and Co. (Cash)                                12,814,782.3710                85.79%
National City Bank
Trust Mutual Funds - 5312
P.O. Box 94984
Cleveland, OH  44101-4984

Sheldon and Co. (Cash/Reinv)                           1,533,773.1700                10.27%
National City Bank
Trust Mutual Funds-5312
P.O. Box 94777
Cleveland, OH  44101-4777

PENNSYLVANIA MUNICIPAL BOND FUND                     OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS A SHARES)                                                                  SHARES OWNED
National Financial Services Corp                         5,225.5540                  19.35%
FBO Gary S Lengel
Bin #TGA 100897
200 Liberty St #FL
New York, NY  10281-1003

First Clearing Corporation                              10,262.7520                  38.00%
FBO Sara Zimmer
ACCT # 8963-5901
PO Box 1357
Richmond, VA  23218-1357

First Clearing Corporation                               8,587.1490                  31.80%
A/C 7618-3716
Helga A. Suhr
750 Sharter Dr #E-11
Longs, SC  29568

First Clearing Corporation                               2,287.2830                   8.47%
A/C 4267-7452
John M. Hankey
2430 Renton Road
Pittsburgh, PA  15239-1227

PENNSYLVANIA MUNICIPAL BOND FUND                     OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                  SHARES OWNED
SEI Investments Co                                        10.0900                    100.00%
ATTN  Rob Silvestri
1 Freedom Valley Road
Oaks, PA  19456

PENNSYLVANIA MUNICIPAL BOND FUND                     OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                  SHARES OWNED
Sheldon and Co                                         4,138,253.9570                94.64%
P.O. Box 94984
Attn:  Trust Mutual Funds
Cleveland, OH  44101-4984

GOVERNMENT MONEY MARKET FUND                         OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS A SHARES)                                                                  SHARES OWNED
National City MI/IL                                   232,792,000.0000               37.63%
FBO Corporate Sweep Customer
Cash Management Operations
770 W. Broad Street Loc. 16-0347
Columbus, OH  43222-1419

Pennsylvania                                          252,914,000.0000               40.89%
FBO Corporate Autosweep Customers
c/o National City Bank of PA
300 Fourth Street 2-191
Pittsburgh, PA  15222-2003

Wheat First Securities                                69,785,630.6200                11.28%
P.O. Box 6629
Glen Allen, VA  23058-6629

National City Bank                                    38,353,000.0000                 6.20%
FBO PCG/Retail Sweep Customer
770 W Broad Street  Loc 16-0347
Columbus, OH   43222-1419

GOVERNMENT MONEY MARKET FUND                         OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                  SHARES OWNED
National City Bank                                    401,708,317.1500               28.96%
Trust Operations
Operations Center
3rd Floor, North Annex
4100 West 150th Street
Cleveland, OH  44135-1389

National City Bank                                    270,009,630.2800               19.47%
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

National City Bank                                    216094,642.8300                15.58%
Trust Operations
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

                                       156


National City Bank                                    166,067,539.4800               11.97%
Operations Center
Attn:  Trust Operations Funds
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

National City Bank                                    103,597,450.1400                7.47%
Money Market Unit/Loc 5312
4100 W. 150th St
Cleveland, OH  44135-1389

National City Bank                                    120,901,254.5900                8.65%
Trust Operations
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

MONEY MARKET FUND                                    OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS A SHARES)                                                                  SHARES OWNED
National City MI/IL                                   143,282,000.000                 7.85%
FBO Corporate Sweep Customer
Cash Management Operations
770 W. Broad Street  Loc. 16-0347
Columbus, OH  43222-1419

Pennsylvania                                          319,952,000.0000               17.52%
FBO Corporate Autosweep Customers
C/o National Bank of PA
300 Fourth Street 2-191
Pittsburgh, PA  15222-2003

Wheat First Securities                                806,433,054.7400               44.16%
P.O. Box 6629
Glen Allen, VA  23058-6629

National City Bank                                    332,558,000.0000               18.21%
FBO PCG/Retail Sweep Customer
770 W. Broad St. Location 16-0347
Columbus, OH  43222-1419

MONEY MARKET FUND                                    OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS B SHARES)                                                                  SHARES OWNED
Truck Equipment & Body Co  Inc                          44,213.3200                   7.17%
Larry Anderson
3343 Shelby Street
Indianapolis, IN 46227

First Clearing Corporation                              57,814.8800                   9.38%
A/C 7335-5550
Roger L. Schafer IRA
FCC as Custodian
3945 7th St.
New Kensington, PA 15068-7205

First Clearing Corporation                              48,639.3000                   7.89%
A/C 6145-1911
Jerry Nienstedt SEP IRA
FCC as Custodian
906 W Eleven Mile
Madison Hgts, MI 48071-3104

First Clearing Corporation                               91,946.54                   14.91%
A/C 2065-0386
Carborundum Grinding Wheel Co
Savings Plan
1011 E. Front Street
P.O Box 759

S & H Machine Product Inc PSP                           38,208.2400                   6.20%
Stanimir M Vitkovic
6180 West Smith Rd
Medina, OH 44256


MONEY MARKET FUND                                    OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                  SHARES OWNED
SEI Investments Co.                                       100.1800                   66.66%
ATTN:  Rob Silvestri
One Freedom Valley Road
Oaks, PA  19456

Mary V Williams                                           50.1100                    33.34%
3662 Hildana Rd.
Shaker Hts, OH 44120-5070

MONEY MARKET FUND                                    OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                  SHARES OWNED
National City Bank                                    724,427,168.5600               26.05%
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

National City Bank                                    296,422,191.5000                9.59%
Trust Operations
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

National City Bank                                    255,001,302.5200                8.25%
Operations Center
Attn:  Trust Operations Funds
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

National City Bank                                    561,688,309.0200               18.17%
Money Market Unit/Loc 5312
4100 W. 150th Street
Cleveland, OH  44135-1389

National City Bank                                    315,523,519.5700               10.21%
Operations Center
ATTN: Trust Operations Funds
3rd Floor Norht Annex
4100 W. 150th Street
Cleveland, OH 44135-1389

                                    159


National City Bank                                    309,623,445.1200               10.15%
Trust Operations
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

National City Bank                                    243,175,128.0940                7.87%
ATTN Trust Mutual Funds
PO Box 94984
Cleveland, OH  44101-4984

OHIO MUNICIPAL MONEY MARKET FUND                     OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS A SHARES)                                                                  SHARES OWNED
National City Bank                                     2,804,285.0000                 6.80%
FBO PCG/Retail Sweep Customer
770 W. Broad Street, Location 16-0347
Columbus, OH  43222-1419

National City Bank                                    36,061,384.0300                87.50%
FBO PCG/Retail Sweep Customers
770 W. Broad Street, Location 16-0347
Columbus, OH  43222-1419

OHIO MUNICIPAL MONEY MARKET FUND                     OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                   SHARES OWNED
National City Bank                                    81,081,344.3800                50.90%
Trust Operations
Operations Center
3rd Floor North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

National City Bank                                    33,960,501.0400                21.32%
Trust Operations
Operations Center
3rd Floor North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

National City Bank                                    24,904,420.4000                15.63%
Operations Center
3rd Floor North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

                                      160


National City Bank                                     8,734,407.6000                 5.48%
Trust Operations
Operations Center
3rd Floor North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

PENNSYLVANIA TAX EXEMPT MONEY MARKET                 OUTSTANDING SHARES        PERCENTAGE OF FUND
FUND CLASS (A SHARES)                                                            SHARES OWNED
Pennsylvania                                          24,262,000.0000                36.18%
FBO Corporate Autosweep Customers
c/o National City Bank of PA
300 Fourth Street 2-191
Pittsburgh, PA  15222-2003

Pennsylvania                                          38,913,989.1900                58.02%
National City Bank of Pennsylvania
FBO PCG/Retail Sweep Customers
Cash Management Operations
770 W. Broad Street 16-0347
Columbus, OH  43222-1419

PENNSYLVANIA TAX EXEMPT MONEY MARKET                OUTSTANDING SHARES        PERCENTAGE OF FUND
FUND CLASS (I SHARES)                                                           SHARES OWNED
National City Bank                                    117,549,841.3300               98.68%
Trust Operations
Operations Center
3rd Floor North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

TAX EXEMPT MONEY MARKET FUND                         OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS A SHARES)                                                                  SHARES OWNED
National City MI/IL                                   20,067,000.0000                 8.22%
FBO Corporate PCG/Retail Sweep Cust
Cash Management Operations
770 W. Broad Street LOC 16-0347
Columbus, OH  43222-1419

National City MI/IL                                   12,656,280.8500                 5.19%
FBO Corporate PCG/Retail Sweep Customer
Cash Management Operations
770 W. Broad Street LOC 16-0347
Columbus, OH  43222-1419

                                    161


First Clearing Corporation                            114,143,922.3700               46.80%
P.O. Box 6629
Glen Allen, VA  23058-6629

Indiana                                               14,256,351.9800                 5.84%
National City Bank of Indiana
FBO PCG/Retail Sweep Customers
Cash Management Operations
770 W. Broad St. LOC. 16-0347
Columbus, OH  43222-1419

National City Bank                                    40,249,291.9000                16.50%
FBO PCG/Retail Sweep Customer
770 W. Broad Street, Location 16-0347
Columbus, OH  43222-1419

National City Bank                                    24,731,000.0000                10.14%
FBO PCG/Retail Sweep Customer
770 W. Broad Street, Location 16-0347
Columbus, OH  43222-1419

TAX EXEMPT MONEY MARKET FUND                         OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                  SHARES OWNED
National City Bank                                    120,734,675.3200               25.09%
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

National City Bank                                    70,734,560.4900                14.70%
Operations Center
ATTN:  Trust Operations Funds
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

National City Bank                                    66,316,832.1300                13.78%
Trust Operations
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

National City Bank                                    38,372,475.0800                 7.97%
Trust Operations
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

                                     162


National City Bank                                    91,907,185.7700                19.10%
Money Market Unit/Loc. 5312
4100 W. 150th Street
Cleveland, OH 44135-1389

National City Bank                                    27,847,895.0600                 5.79%
Trust Operations
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

TREASURY MONEY MARKET FUND                           OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS A SHARES)                                                                  SHARES OWNED
National City Bank MI/IL                              35,837,000.0000                63.75%
FBO Corporate Sweep Customer
Cash Management Operations
770 W. Broad St. Location 16-0347
Columbus, OH  43222-1419

Wheat First Securities                                12,361,087.6900                21.99%
P.O. Box 6629
Glen Allen, VA  23058-6629

National City Bank                                     3,158,062.1100                 5.62%
FBO PCG/Retail Sweep Customer
770 W. Broad St. Location 16-0347

TREASURY MONEY MARKET FUND                           OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                  SHARES OWNED
National City Bank                                    109,968,281.0400               31.91%
Trust Operations
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

National City Bank                                    59,691,219.3100                17.32%
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

National City Bank                                    45,623,939.9100                13.24%
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

                                       163


National City Bank                                    34,453,817.8800                10.00%
Trust Operations
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

National City Bank                                    31,024,181.0600                 9.00%
Money Market Unit/Loc. 5312
4100 W 150th St
Cleveland, OH  44135-1389

National City Bank                                    18,288,085.2800                 5.31%
Trust Operations
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

TREASURY PLUS MONEY MARKET FUND                      OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS A SHARES)                                                                  SHARES OWNED
Sarasota Sailing Squadron Inc                           84,912.8600                  13.55%
PO Box 1927
Sarasota, FL 34230-1927

Sarasota Sailing Squadron Inc                           44,071.3800                   7.03%
PO Box 1927
Sarasota, FL 34230-1927

The Bank of New York                                    482,733.4000                 77.04%
TRST FOA CCMT Series 1995-2
Attn: Craig Phildius
101 Barclay Street 12E
New York, NY 10286-0099

TREASURY PLUS MONEY MARKET FUND                      OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                  SHARES OWNED
National City Bank                                    175,169,700.4700               88.11%
Money Market Unit / Loc 5312
4100 W. 150th Street
Cleveland, OH  44135-1389

                                   APPENDIX A

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

                  The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

                  "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

                  "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

                  "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

                  "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                  Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

                  "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

                  "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

                  "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

                  "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

                  "C" - An obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

                  "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

                  - PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                  - "r" - The `r' highlights obligations that Standard & Poor's believes may have significant noncredit risks. Examples of such obligations are securities with principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

                  N.R. Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

                  The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

                  "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

                  "A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  "Ba" - Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                  "B" - Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                  "Caa" - Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                  "Ca" - Bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                  "C" - Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                  Con. (...) - Bonds for which the security depends on the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. The parenthetical rating denotes probable credit stature upon completion of construction or elimination of the basis of the condition.

                  Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

                  The following summarizes long-term ratings used by Fitch:

                  "AAA" - Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

                  "AA" - Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

                  "A" - Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

                  "BBB" - Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

                  "BB" - Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

                  "B" - Securities are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

                  "CCC", "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

                  "DDD," "DD" and "D" - Securities are in default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

                  Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

NOTES TO FITCH LONG-TERM AND SHORT-TERM RATINGS:

                  - To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "CCC" and "FI" may be modified by the addition of a plus (+) or minus (-) sign to denote relative standing within these major rating categories.

                  - `NR' indicates that Fitch does not rate the issuer or issue in question.

                  - `Withdrawn': A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

                  - RatingWatch: Ratings are placed on RatingWatch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. RatingWatch is typically resolved over a relatively short period.

                  A Rating Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, companies whose outlooks are "stable" could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

COMMERCIAL PAPER RATINGS

                  A Standard & Poor's ("S&P") commercial paper rating is a current opinion of the creditworthiness of an obligor with respect to financial obligations having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor's for commercial paper:

                  "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

                  "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

                  "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                  "B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

                  "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

                  "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

LOCAL CURRENCY AND FOREIGN CURRENCY RISKS:

                  Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

                  Moody's commercial paper ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

                  "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

                  "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation.
Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                  "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

                  "Not Prime" - Issuers do not fall within any of the Prime rating categories.

                  Fitch short-term ratings apply to debt obligations that have time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

                  "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

                  "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

                  "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

                  "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

                  "C" - Securities possess high default risk. This designation indicates capacity for meeting financial commitments which is highly uncertain and solely reliant upon a sustained, favorable business and economic environment.

                  "D" - Securities are in actual or imminent payment default.

                  Thomson Financial BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson Financial BankWatch:

                  "TBW-1" - This designation represents Thomson Financial BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

                  "TBW-2" - This designation represents Thomson Financial BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

                  "TBW-3" - This designation represents Thomson Financial BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

                  "TBW-4" - This designation represents Thomson Financial BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.


MUNICIPAL NOTE RATINGS

                  A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

                  "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

                  "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

                  "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.


                  Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

                  "MIG-1"/"VMIG-1" - This designation denotes superior credit quality. Excellent protection afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

                  "MIG-2"/"VMIG-2" - This designation denotes strong credit quality. Margins of protection are ample although not so large as in the preceding group.

                  "MIG-3"/"VMIG-3" - This designation denotes acceptable credit . Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

                  "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.

                  Fitch uses the short-term ratings described under Commercial Paper Ratings for municipal notes.

TAX-EXEMPT COMMERCIAL PAPER RATINGS

                  A Standard & Poor's commercial paper rating is a current opinion of the creditworthiness of an obligor with respect to financial obligations having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor's for commercial paper:

                  "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

                  "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

                  "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                  "B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

                  "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

                  "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

                  Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

                  "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

                  "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                  "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effects of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

                  "Not Prime" - Issuers do not fall within any of the Prime rating categories.

                  The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

                  "D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

                  "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

                  "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

                  "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

                  "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issues as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

                  "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

                  "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.

                  Fitch IBCA short-term ratings apply to debt obligations that have time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities. The following summarizes the rating categories used by Fitch IBCA for short-term obligations:

                  "F1" - Securities possess the highest credit quality. This designation indicates the best capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

                  "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

                  "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

                  "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

                  "C" - Securities possess high default risk. This designation indicates that default is a real possibility and that the capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

                  "D" - Securities are in actual or imminent payment default.

                  Thomson Financial BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson Financial BankWatch:

                  "TBW-1" - This designation represents Thomson Financial BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

                  "TBW-2" - This designation represents Thomson Financial BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

                  "TBW-3" - This designation represents Thomson Financial BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

                  "TBW-4" - This designation represents Thomson Financial BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.

                                   APPENDIX B

                  As stated in the Prospectus, the Small Cap Value, Equity Growth, Equity Income, Small Cap Growth, International Equity, Equity Index, Tax Managed Equity and Balanced Allocation Funds (the "Funds") may enter into certain futures transactions and options for hedging purposes. Such transactions are described in this Appendix.

INTEREST RATE FUTURES CONTRACTS

                  USE OF INTEREST RATE FUTURES CONTRACTS. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Fund may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

                  The Fund presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Fund, through using futures contracts.

                  DESCRIPTION OF INTEREST RATE FUTURES CONTRACTS. An interest rate futures contract sale would create an obligation by the Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

                  Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by the Fund's entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Fund is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

                  Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. The Fund would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

                  A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities; three-month United States Treasury Bills; and ninety-day commercial paper. The Fund may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

                  EXAMPLE OF FUTURES CONTRACT SALE. The Fund may engage in an interest rate futures contract sale to maintain the income advantage from continued holding of a long-term bond while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term securities prices. Assume that the market value of a certain security held by the Fund tends to move in concert with the futures market prices of long-term United States Treasury bonds ("Treasury bonds"). The adviser wants to fix the current market value of this fund security until some point in the future. Assume the fund security has a market value of 100, and the adviser believes that because of an anticipated rise in interest rates, the value will decline to
95. The Fund might enter into futures contract sales of Treasury bonds for a equivalent of 98. If the market value of the fund security does indeed decline from 100 to 95, the equivalent futures market price for the Treasury bonds might also decline from 98 to 93.

                  In that case, the five point loss in the market value of the fund security would be offset by the five point gain realized by closing out the futures contract sale. Of course, the futures market price of Treasury bonds might well decline to more than 93 or to less than 93 because of the imperfect correlation between cash and futures prices mentioned below.

                  The adviser could be wrong in its forecast of interest rates and the equivalent futures market price could rise above 98. In this case, the market value of the fund securities, including the fund security being protected, would increase. The benefit of this increase would be reduced by the loss realized on closing out the futures contract sale.

                  If interest rate levels did not change, the Fund in the above example might incur a loss (which might be reduced by a offsetting transaction prior to the settlement date). In each transaction, transaction expenses would also be incurred.

                  EXAMPLE OF FUTURES CONTRACT PURCHASE. The Fund may engage in an interest rate futures contract purchase when it is not fully invested in long-term bonds but wishes to defer for a time the purchase of long-term bonds in light of the availability of advantageous interim investments, e.g., shorter term securities whose yields are greater than those available on long-term bonds. The Fund's basic motivation would be to maintain for a time the income advantage from investing in the short-term securities; the Fund would be endeavoring at the same time to eliminate the effect of all or part of a expected increase in market price of the long-term bonds that the Fund may purchase.

                  For example, assume that the market price of a long-term bond that the Fund may purchase, currently yielding 10%, tends to move in concert with futures market prices of Treasury bonds. The adviser wishes to fix the current market price (and thus 10% yield) of the long-term bond until the time (four months away in this example) when it may purchase the bond. Assume the long-term bond has a market price of 100, and the adviser believes that, because of an anticipated fall in interest rates, the price will have risen to 105 (and the yield will have dropped to about 9 1/2%) in four months. The Fund might enter into futures contracts purchases of Treasury bonds for an equivalent price of 98. At the same time, the Fund would assign a pool of investments in short-term securities that are either maturing in four months or earmarked for sale in four months, for purchase of the long-term bond at an assumed market price of 100. Assume these short-term securities are yielding 15%. If the market price of the long-term bond does indeed rise from 100 to 105, the equivalent futures market price for Treasury bonds might also rise from 98 to 103. In that case, the 5 point increase in the price that the Fund pays for the long-term bond would be offset by the 5 point gain realized by closing out the futures contract purchase.

                  The adviser could be wrong in its forecast of interest rates; long-term interest rates might rise to above 10%; and the equivalent futures market price could fall below 98. If short-term rates at the same time fall to 10% or below, it is possible that the Fund would continue with its purchase program for long-term bonds. The market price of available long-term bonds would have decreased. The benefit of this price decrease, and thus yield increase, will be reduced by the loss realized on closing out the futures contract purchase.

                  If, however, short-term rates remained above available long-term rates, it is possible that the Fund would discontinue its purchase program for long-term bonds. The yield on short-term securities in the Fund, including those originally in the pool assigned to the particular long-term bond, would remain higher than yields on long-term bonds. The benefit of this continued incremental income will be reduced by the loss realized on closing out the futures contract purchase. In each transaction, expenses would also be incurred.

INDEX FUTURES CONTRACTS

                  GENERAL. A bond or stock index assigns relative values to the bonds or stocks included in the index which fluctuates with changes in the market values of the bonds or stocks included. Some stock index futures contracts are based on broad market indexes, such as the Standard & Poor's Ratings Group 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indexes or indexes based on an industry or market segment, such as oil and gas stocks.

                  Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

                  The Fund may sell index futures contracts in order to offset a decrease in market value of its fund securities that might otherwise result from a market decline. The Fund may do so either to hedge the value of its fund as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, the Fund may purchase index futures contracts in anticipation of purchases of securities. A long futures position may be terminated without a corresponding purchase of securities.

                  In addition, the Fund may utilize index futures contracts in anticipation of changes in the composition of its fund holdings. For example, in the event that the Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. The Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the fund will decline prior to the time of sale.

MARGIN PAYMENTS

                  Unlike purchase or sales of fund securities, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with the Custodian or a subcustodian an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking-to-the-market. For example, when the Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the future contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS

                  There are several risks in connection with the use of futures by the Fund as hedging devices. One risk arises because of the imperfect correlation between movements in the price of the futures and movements in the price of the instruments which are the subject of the hedge. The price of the future may move more than or less than the price of the instruments being hedged. If the price of the futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Fund will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the advisers. Conversely, the Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the adviser.

                  Where futures are purchased to hedge against a possible increase in the price of securities before the Fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of the instruments that were to be purchased.

                  In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the advisers may still not result in a successful hedging transaction over a short time frame.

                  Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Fund intends to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge fund securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

                  Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

                  Successful use of futures by the Fund is also subject to the adviser's ability to predict correctly movements in the direction of the market. For example, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

OPTIONS ON FUTURES CONTRACTS

                  The Fund may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. The Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. Net option premiums received will be included as initial margin deposits.

                  Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

OTHER MATTERS

                  Accounting for futures contracts will be in accordance with generally accepted accounting principles.

                                    FORM N-1A

                           PART C - OTHER INFORMATION


ITEM 23. EXHIBITS.

         (a) Declaration of Trust dated January 28, 1986 is incorporated herein by reference to Exhibit (a) to Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A (File Nos. 33-488/811-4416) filed on October 6, 1999 ("PEA No. 48").

                1. Amendment No. 1 to Declaration of Trust is incorporated herein by reference to Exhibit a(1) to PEA No. 48.


                2. Amendment No. 2 to Declaration of Trust is incorporated herein by reference to Exhibit a(2) to PEA No. 48.


                3. Certificate of Classification of Shares reflecting the creation of Class A, Class B, Class C, Class D, Class E and Class F Shares of beneficial interest as filed with the Office of the Secretary of State of Massachusetts on September 30, 1985 is incorporated herein by reference to Exhibit a(3) to Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A (File Nos. 33-488/811-4416) filed on September 10, 1999 ("PEA
                       No. 47").

                4. Certificate of Classification of Shares reflecting the creation of the Tax Exempt Portfolio (Trust) as filed with the Office of Secretary of State of Massachusetts on October 16, 1989 is incorporated herein by reference to
                       Exhibit 1(c) to Post-Effective Amendment No. 26 to Registrant's Registration Statement filed on May 15, 1996 ("PEA No. 26").

                5. Certificate of Classification of Shares reflecting the creation of Special Series 1 in the Money Market, Government Money Market, Treasury Money Market, Tax Exempt Money Market, Equity Growth, Bond and Ohio Tax Exempt Bond Funds as filed with the Office of Secretary of State of Massachusetts on December 11, 1989 is incorporated herein by reference to Exhibit 1(d) to PEA No. 26.

                6. Certificate of Classification of Shares reflecting the creation of Special Series 1 in the Money Market, Government Money Market, Treasury Money, Tax Exempt Money Market, Equity

                       Growth, Bond and Ohio Tax Exempt Bond Funds as filed with the Office of the Secretary of State of Massachusetts on September 12, 1990 is incorporated herein by reference to
                       Exhibit 1(e) to PEA No. 26.

                7. Certificate of Classification of Shares reflecting the creation of Class L and Class L-Special Series 1 shares, Class M and Class M-Special Series 1 shares, Class N and Class N-Special Series 1 shares, Class O and Class O-Special Series 1 shares, and Class P and Class P-Special Series 1 shares representing interests in the National Tax Exempt Bond Fund, Equity Income Fund, Small Cap Value Fund (formerly known as the Mid Cap Regional
                       Fund), Limited Maturity Bond (formerly known as the Enhanced Income Fund) and Total Return Advantage Fund, respectively, as filed with the Office of Secretary of State of Massachusetts on June 30, 1994 is incorporated herein by reference to Exhibit 1(e) to PEA No. 26.

                8. Certificate of Classification of Shares reflecting the creation of Class Q and Class Q-Special Series 1 shares, Class R and Class R-Special Series 1 shares, Class S and Class S-Special Series 1 shares, and Class T and Class T-Special Series 1 shares representing interests in the Pennsylvania Tax Exempt Money Market Fund, Bond Fund (formerly known as the Intermediate Government Fund), GNMA Fund and Pennsylvania Municipal Bond Fund, respectively, as filed with the Office of the Secretary of State of Massachusetts on September 10, 1996 is incorporated herein by reference to Exhibit 1(g) to Post-Effective Amendment No. 33 to Registrant's Registration Statement filed on April 11, 1997 ("PEA No. 33").

                9. Certificate of Classification of Shares reflecting the creation of Class U and Class U-Special Series 1 shares, Class V and Class V-Special Series 1 shares and Class W and Class W-Special Series 1 shares representing interests in the International Equity, Equity Index and Core Equity Funds, respectively, as filed with the Office of the Secretary of State of Massachusetts on June 27, 1997 is incorporated herein by reference to Exhibit 1(h) to Post-Effective Amendment No. 35 to Registrant's Registration Statement filed on July 22, 1997 ("PEA No. 35").

                10. Certificate of Classification of Shares reflecting the creation of Class X and Class X-Special Series 1 shares and Class Y and Class Y-Special Series 1 shares representing interests in the Small Cap Growth Fund and Real Return Advantage Fund, respectively, as filed with the Office of the Secretary of State of Massachusetts on

                       June 27, 1997 is incorporated herein by reference to
                       Exhibit 1(i) to PEA No. 35.

                11. Certificate of Classification of Shares reflecting the creation of Special Series 2 Shares representing interests in the Money Market, Government Money Market, Treasury Money Market, Tax-Exempt Money Market, Equity Growth, Equity Income, Small Cap Value (formerly known as the Mid Cap Regional), Limited Maturity Bond (formerly known as the Enhanced Income), Total Return Advantage, Intermediate Bond (formerly known as the Fixed Income), Ohio Tax-Exempt Bond, National Tax-Exempt Bond, Pennsylvania Tax-Exempt Money Market, Bond (formerly known as the "Intermediate Government Fund), GNMA, Pennsylvania Municipal Bond, International Equity, Equity Index, Core Equity, Small Cap Growth and Real Return Advantage Funds, as filed with the Office of the Secretary of State of Massachusetts on December 29, 1997 and with the City of Boston, Office of the City Clerk on December 26, 1997, is incorporated herein by reference to
                       Exhibit 1(j) to Post- Effective Amendment No. 44 to Registrant's Registration Statement filed on September 18, 1998 ("PEA No 44").

                12. Certificate of Classification of Shares reflecting the creation of Class Z, Class Z - Special Series 1 and Class Z - Special Series 2, Class AA, Class AA - Special Series 1 and Class AA - Special Series 2 Shares representing interests in the Tax Managed Equity and Balanced Allocation Funds, respectively, as filed with the Office of the Secretary of State of Massachusetts and with the City of Boston, Office of the City Clerk on July 13, 1998 is incorporated herein by reference to Exhibit 1(k) to PEA No. 44.

                13. Certificate of Classification of Shares reflecting the creation of Class BB and Class BB - Special Series 1 shares in the Ohio Municipal Money Market Fund, as filed with the Office of the Secretary of State and with the City of Boston, Office of the City Clerk on September 15, 1998, is incorporated herein by reference to Exhibit 1(k) to Post-Effective Amendment No. 43 to Registrant's Registration Statement filed on September 15, 1998 ("PEA No. 43").

                14. Certificate of Classification of Shares reflecting the creation of Special Series 3 Shares representing interests in the International Equity, Small Cap Value, Small Cap Growth, Equity Growth, Tax Managed Equity, Core Equity, Equity Index, Equity Income, Balanced Allocation, Total Return Advantage, Bond, Intermediate Bond, GNMA, Enhanced Income, Ohio Tax Exempt, Pennsylvania Municipal, National Tax Exempt, Mid Cap Growth, Large Cap

                       Ultra, U.S. Government Income, Michigan Municipal Bond and Money Market Funds is incorporated herein by reference to Exhibit a(14) to Post-Effective Amendment No. 53 to Registrant's Registration Statement filed on September 29, 2000 ("PEA No. 53").


                15. Certificate of Classification of Shares representing interests in the Treasury Plus Money Market, U.S. Government Income, Mid Cap Growth and Michigan Municipal Bond Funds is incorporated herein by reference to Exhibit a(15) to PEA No. 53.


                16. Certificate of Classification of Shares reflecting the creation of Class MM, Class MM-Special Series 1, Class MM-Special Series 2 and Class MM-Special Series 3 Shares representing interests in the Strategic Income Bond Fund is incorporated herein by reference to Exhibit a(16) to PEA No. 53.


                17. Certificate of Classification of Shares reflecting the creation of Class NN, Class NN-Special Series 1, Class NN-Special Series 2, Class NN-Special Series 3, Class OO, Class OO-Special Series 1, Class OO-Special Series 2 and Class OO-Special Series 3 shares representing interests in the Aggressive Allocation and Conservative Allocation Funds.


         (b) Code of Regulations as approved and adopted by Registrant's Board of Trustees on January 28, 1986 is incorporated herein by reference to Exhibit (b) to PEA No. 48.


                1. Amendment No. 1 to Code of Regulations is incorporated herein by reference to Exhibit b(1) to PEA No. 48.

                2. Amendment No. 2 to Code of Regulations as approved and adopted by Registrant's Board of Trustees on July 17, 1997 is incorporated herein by reference to Exhibit 2(b) to PEA No. 35.

                3. Amendment No. 3 to Code of Regulations as adopted by Registrant's Board of Trustees on August 5, 1998 is incorporated herein by reference to Exhibit b(3) to Post-Effective Amendment No. 52 to Registrant's Registration Statement filed on July 18, 2000 ("PEA No. 52").


                4. Amendment No. 4 to Code of Regulations as adopted by Registrant's Board of Trustees on July 17, 1997 is incorporated herein by reference to Exhibit b(4) to PEA No. 52.


         (c) See Article V, Section 5.1, and Article V, Section 5.4, of Registrant's Declaration of Trust, which is incorporated herein by reference as Exhibit (a) to PEA No. 48.

         (d)    1.     Advisory Agreement for the Money Market, Treasury Money
                       Market, Government Money Market, Tax Exempt Money Market,
                       Pennsylvania Tax Exempt Money Market, National Tax Exempt
                       Bond, Intermediate Bond, GNMA, Bond, Equity Growth,
                       Equity Income, Small Cap Value, Ohio Tax Exempt Bond and
                       Pennsylvania Municipal Bond Funds between Registrant and
                       National City Bank, dated November 19, 1997 is incorporated herein by reference to Exhibit 5(a) to PEA
                       No. 44.

                2. Interim Advisory Agreement for the Limited Maturity Bond (formerly known as the Enhanced Income) and Total Return Advantage Funds between Registrant and National Asset Management Corporation dated March 6, 1998 is incorporated herein by reference to Exhibit 5(b) to PEA No. 44.

                3. Interim Advisory Agreement for the Core Equity Fund between Registrant and National Asset Management Corporation dated March 6, 1998 is incorporated herein by reference to Exhibit 5(c) to PEA No. 44.

                4. New Advisory Agreement for the Core Equity, Limited Maturity Bond (formerly known as the Enhanced Income) and Total Return Advantage Funds between Registrant and National City Bank dated March 6, 1998 is incorporated herein by reference to Exhibit 5(d) to PEA No. 44.

                5. Sub-Advisory Agreement for the Core Equity and Total Return Advantage Funds between National City Bank and National Asset Management Corporation dated March 6, 1998 is incorporated herein by reference to Exhibit 5(e) to PEA No. 44.

                6. Advisory Agreement for the International Equity, Small Cap Value, Small Cap Growth, Equity Index, Real Return Advantage, Tax Managed Equity, Balanced Allocation and Ohio Municipal Money Market Funds between Registrant and National City Bank dated April 9, 1998 is incorporated herein by reference to Exhibit 5(m) Post-Effective Amendment No. 43 filed on July l, 1998 ("PEA No. 42").

                7. Assumption Agreement between National City Bank, National City Investment Management Company, Armada Funds, National Asset Management Corporation and SEI Fund Resources, dated August 5, 1998, is incorporated herein by reference to Exhibit h(8) to Post-Effective Amendment No. 46 to Registrant's Registration Statement filed on July 15, 1999 ("PEA No. 46").


                8. Advisory Agreement for the Mid Cap Growth, Large Cap Ultra, U.S. Government Income, Michigan Municipal Bond and Treasury

                       Plus Money Market Funds between Registrant and National City Investment Management Company dated June 9, 2000 is incorporated herein by reference to Exhibit d(8) to PEA No. 53.

                9. Form of Advisory Agreement for the Strategic Income Bond Fund between Registrant and National City Investment Management Company is incorporated herein by reference to Exhibit d(9) to PEA No. 52.

                10. Form of Advisory Agreement for the Aggressive Allocation and Conservative Allocation Funds between Registrant and National City Investment Management Company.


         (e) Distribution Agreement between Registrant and SEI Investments Distribution Co., dated May 1, 1998 is incorporated herein by reference to Exhibit (6) to PEA No. 44.

         (f)           None.


         (g)    1.     Custodian Services Agreement between Registrant and
                       National City Bank, dated November 7, 1994 is incorporated herein by reference to Exhibit g(1) to PEA
                       No. 48.


                2. Sub-Custodian Agreement between National City Bank and The Bank of California, National Association, dated November 7, 1994 is incorporated herein by reference to Exhibit g(2) to PEA No. 48.


                3. Amended Exhibit A, dated June 16, 2000, to the Custodian Services Agreement between Registrant and National City Bank, dated November 7, 1994 is incorporated herein by reference to Exhibit g(3) to PEA No. 52.


         (h)    1.     Co-Administration Agreement among Registrant, SEI
                       Investments Mutual Funds Services and National City Bank, dated August 15, 2000, effective as of August 1, 2000.

                2. Transfer Agency and Service Agreement (the "Transfer Agency Agreement") between Registrant and State Street Bank and Trust Company, dated March 1, 1997, is incorporated herein by reference to Exhibit 9(d) to PEA No. 33.

                3. Form of Addendum No. 1 to Amended and Restated Transfer Agency and Dividend Disbursement Agreement between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit 9(d) to PEA No. 41.

                4. Letter amendment, dated March 26, 1999, to Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company, dated March 1, 1997 is incorporated herein by reference to Exhibit No. h(7) to PEA No. 52.


                5. Amendment dated June 16, 2000 to Transfer Agency and Service Agreement dated March 1, 1997 between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit h(5) to PEA No. 53.


                6. Shareholder Services Plan adopted by the Board of Trustees on February 15, 1997, as revised on November 21, 2000.


                7. Form of Servicing Agreement is incorporated herein by reference to Exhibit h(9) to PEA No. 52.


                8. Assumption Agreement between National City Bank, National City Investment Management Company, Armada Funds, National Asset Management Corporation and SEI Fund Resources, dated August 5, 1998 is incorporated herein by reference to Exhibit h(8) to PEA No. 46.


         (i) Opinion of Drinker Biddle and Reath LLP as counsel to Registrant is incorporated herein by reference to Exhibit (i) to PEA No. 53.

         (j)    1.     Consent of Drinker Biddle & Reath LLP.

                2.     Consent of Ernst & Young LLP.

                3.     Consent of PricewaterhouseCoopers LLP.


         (k)    None.

         (l)    1.     Purchase Agreement between Registrant and McDonald &
                       Company Securities, Inc. dated January 28, 1986 is incorporated herein by reference to Exhibit l(1) to PEA
                       No. 48.


                2. Purchase Agreement between Registrant and McDonald & Company Securities, Inc. with respect to the Tax Exempt Money Market Portfolio dated July 19, 1988 is incorporated herein by reference to Exhibit l(2) to PEA No. 48.

                3. Purchase Agreement between Registrant and McDonald & Company Securities, Inc. with respect to the Tax Exempt Money Market Portfolio (Trust), dated October 17, 1989 is incorporated herein by reference to Exhibit l(3) to PEA No. 48.


                4. Purchase Agreement between Registrant and McDonald & Company Securities, Inc. with respect to the Equity Growth Portfolio and Bond Portfolio, dated December 20, 1989 is incorporated herein by reference to Exhibit l(4) to PEA No. 48.


                5. Purchase Agreement between Registrant and McDonald & Company Securities, Inc. with respect to the Ohio Tax Exempt Bond Portfolio, dated January 5, 1990 is incorporated herein by reference to Exhibit l(5) to PEA No. 48.


                6. Purchase Agreement between Registrant and Allmerica Investments, Inc. with respect to the Limited Maturity Bond Fund (formerly known as the Enhanced Income Fund), dated July 5, 1994 is incorporated herein by reference to
                       Exhibit 1(6) to PEA No. 48.


                7. Purchase Agreement between Registrant and Allmerica Investments, Inc. with respect to the Equity Income Portfolio, dated June 30, 1994 is incorporated herein by reference to Exhibit l(7) to PEA No. 48.


                8. Purchase Agreement between Registrant and Allmerica Investments, Inc. with respect to the Small Cap Value Fund (formerly known as the Mid Cap Regional Equity Portfolio), dated July 25, 1994 is incorporated herein by reference to Exhibit l(8) to PEA No. 48.


                9. Purchase Agreement between Registrant and Allmerica Investments, Inc. with respect to the Total Return Advantage Fund, dated July 5, 1994 is incorporated herein by reference to Exhibit l(9) to PEA No. 48.


                10. Purchase Agreement between Registrant and Allmerica Investments, Inc. with respect to the National Tax Exempt Bond Fund is incorporated herein by reference to Exhibit l(10) to PEA No. 48.

                11. Purchase Agreement between Registrant and 440 Financial Distributors, Inc. with respect to the Pennsylvania Tax Exempt Money Market Fund, dated September 6, 1996, is incorporated herein by reference to Exhibit 13(j) to PEA No. 33.

                12. Purchase Agreement between Registrant and 440 Financial Distributors, Inc. with respect to the Intermediate Government Money Market Fund, dated September 6, 1996, is incorporated herein by reference to Exhibit 13(k) to PEA No. 33.

                13. Purchase Agreement between Registrant and 440 Financial Distributors, Inc. with respect to the GNMA Fund, dated September 6, 1996, is incorporated herein by reference to
                       Exhibit 13(l) to PEA No. 33.

                14. Purchase Agreement between Registrant and 440 Financial Distributors, Inc. with respect to the Pennsylvania Municipal Bond Fund, dated September 6, 1996, is incorporated herein by reference to Exhibit 13(m) to PEA No. 33.

                15. Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Core Equity Fund is incorporated herein by reference to Exhibit 13(n) to PEA No. 36.

                16. Purchase Agreement dated August 1, 1997 between Registrant and SEI Investments Distribution Co. with respect to the International Equity Fund (Class U - Special Series 1) is incorporated herein by reference to Exhibit l(16) to PEA No. 52.


                17. Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Equity Index Fund is incorporated herein by reference to Exhibit 1(17) to PEA No. 53.


                18. Form of Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Real Return Advantage Fund is incorporated herein by reference to Exhibit 13(q) to PEA No. 33.

                19. Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Small Cap Growth Fund is incorporated herein by reference to Exhibit 13(r) to PEA No. 36.

                20. Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to Special Series 2 shares for each Fund is incorporated herein by reference to
                       Exhibit 1(20) to PEA No. 53.


                21. Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Balanced Allocation Fund is incorporated herein by reference to Exhibit l(21) to PEA No. 53.


                22. Purchase Agreement dated September 14, 1998 between Registrant and SEI Investments Distribution Co. with respect to the Ohio

                       Municipal Money Market Fund (Class BB and Class BB - Special Series 1) is incorporated herein by reference to Exhibit l(22) to PEA No. 52.


                23. Purchase Agreement dated April 9, 1998 between Registrant and SEI Investments Distribution Co. with respect to the Tax Managed Equity Fund (Class Z, Class Z - Special Series 1 and Class Z - Special Series 2) and the National Tax-Exempt Fund (Class L, Class L - Special Series 1 and Class L - Special Series 2) is incorporated herein by reference to Exhibit l(23) to PEA No. 52.


                24. Purchase Agreement dated August 1, 1997 between Registrant and SEI Investments Distribution Co. with respect to the International Equity Fund (Class U) is incorporated herein by reference to Exhibit l(24) to PEA No. 52.


                25. Purchase Agreement dated January 2, 1998 between Registrant and SEI Investments Distribution Co. with respect to Special Series 2 shares of the Money Market, Small Cap Value, Equity Growth, Equity Income, Small Cap Growth, International Equity, Core Equity, Intermediate Bond and Bond Funds is incorporated herein by reference to Exhibit l(25) to PEA No. 52.


                26. Purchase Agreement dated January 11, 2000 between Registrant and SEI Investments Distribution Co. with respect to Special Series 2 shares of the Equity Index, Total Return Advantage, Enhanced Income and GNMA Funds and Special Series 3 Shares of the Money Market, Small Cap Value, Equity Growth, Equity Income, Small Cap Growth, International Equity, Core Equity, Tax Managed Equity, Equity Index, Enhanced Income, Total Return Advantage, GNMA, Intermediate Bond, Bond, National Tax-Exempt Bond, Ohio Tax-Exempt Bond and Pennsylvania Municipal Bond Funds is incorporated herein by reference to Exhibit 1(26) to PEA No. 53.


                27. Form of Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Strategic Income Bond Fund (Class MM, Class MM - Special Series 1, Class MM - Special Series 2 and Class MM - Special Series 3) is incorporated herein by reference to Exhibit l(26) to PEA No. 52.


                28. Form of Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Aggressive Allocation and Conservative Allocation Funds.

         (m)    1.     Service and Distribution Plan for the A (formerly,
                       Retail) and I (formerly, Institutional) Share Classes is incorporated herein by reference to Exhibit 15(a) to PEA
                       No. 38.

                2. C Shares Distribution and Servicing Plan is incorporated herein by reference to Exhibit m(3) to PEA No. 47.

         (n)    None.

         (o) Revised Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System, as revised November 21, 2000.


         (p)    1.     Code of Ethics of Armada Funds is incorporated herein by
                reference to Exhibit p(1) to PEA No. 53.


                2. Code of Ethics of SEI Investments Distribution Co is incorporated herein by reference to Exhibit p(2) to PEA No. 52.


                3. Code of Ethics of National City Investment Management Company is incorporated herein by reference to Exhibit p(3) to PEA No. 53.


                4. Code of Ethics of National Asset Management Corporation is incorporated herein by reference to Exhibit p(4) to PEA No. 53.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

         Registrant is controlled by its Board of Trustees.

ITEM 25. INDEMNIFICATION.

         Indemnification of Registrant's principal underwriter, custodian and transfer agent against certain losses is provided for, respectively, in Article 6 of the Distribution Agreement, incorporated by reference as Exhibit (e) hereto, and Sections 12 and 6, respectively, of the Custodian Services and Transfer Agency Agreements, incorporated by reference as Exhibits g(1) and h(4) hereto. In Article 6 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages or expense and reasonable counsel fees and disbursements incurred in connection therewith), arising by reason of any person acquiring any Shares, based upon the ground that the registration statement, prospectus, Shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements made not misleading. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statements or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor.

         In addition, Section 9.3 of Registrant's Declaration of Trust dated January 28, 1986, incorporated by reference as Exhibit (a) hereto, provides as follows:

         9.3 INDEMNIFICATION OF TRUSTEES, REPRESENTATIVES AND EMPLOYEES. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee EXCEPT with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, PROVIDED that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, PROVIDED that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 9.3, PROVIDED that the indemnified person shall have provided a secured written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

         The Trustees shall indemnify representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification pursuant to this Section 9.3.

         Section 12 of Registrant's Custodian Services Agreement provides as follows:

         12. INDEMNIFICATION. The Trust, on behalf of each of the Funds, agrees to indemnify and hold harmless the Custodian and its nominees from all taxes, charges, expenses, assessments, claims and liabilities (including, without limitation, liabilities arising under the 1933 Act, the 1934 Act, the 1940 Act, the CEA, and any state and foreign securities and blue sky laws, and amendments thereto), and expenses, including (without limitation) reasonable attorneys' fees and disbursements, arising directly or indirectly from any action which the Custodian takes or does not take (i) at the request or on the direction of or in reliance on the advice of the Fund or (ii) upon Oral or Written Instructions. Neither the Custodian, nor any of its nominees, shall be indemnified against any liability to the Trust or to its shareholders (or any expenses incident to such liability) arising out of the Custodian's or its nominees' own willful misfeasance, bad faith, negligence or reckless disregard of its duties and obligations under this Agreement.

         In the event of any advance of cash for any purpose made by the Custodian resulting from Oral or Written Instructions of the Trust, or in the event that the Custodian or its nominee shall incur or be assessed any taxes, charges, expenses, assessments, claims or liabilities in respect of the Trust or any Fund in connection with the performance of this Agreement, except such as may arise from its or its nominee's own negligent action, negligent failure to act or willful misconduct, any Property at any time held for the account of the relevant Fund or the Trust shall be security therefor.

         Section 6 of Registrant's Transfer Agency Agreement provides as follows:

         6.    INDEMNIFICATION

         6.1 The Bank shall not be responsible for, and the Fund shall on behalf of the applicable Portfolio indemnify and hold the Bank harmless from and against, any and all losses, damages, costs, charges, counsel fees, payments, expenses and liability arising out of or attributable to:

               (a) All actions of the Bank or its agents or subcontractors required to be taken pursuant to this Agreement, provided that such actions are taken in good faith and without negligence or willful misconduct.

               (b) The Fund's lack of good faith, negligence or willful misconduct which arise out of the breach of any representation or warranty of the Fund hereunder.

               (c) The reliance on or use by the Bank or its agents or subcontractors of information, records, documents or services which (i) are received by the Bank or its agents or subcontractors, and (ii) have been prepared, maintained or performed by the Fund or any other person or firm on behalf of the Fund including but not limited to any previous transfer agent or registrar.

               (d) The reliance on, or the carrying out by the Bank or its agents or subcontractors of any instructions or requests of the Fund on behalf of the applicable Portfolio.

               (e) The offer or sale of Shares in violation of any requirement under the federal securities laws or regulations or the securities laws or regulations of any state that such Shares be registered in such state or in violation of any stop order or other determination or ruling by any federal agency or any state with respect to the offer or sale of such Shares in such state.

               (f) The negotiations and processing of checks made payable to prospective or existing Shareholders tendered to the Bank for the purchase of Shares, such checks are commonly known as "third party checks."

         6.2 At any time the Bank may apply to any officer of the Fund for instructions, and may consult with legal counsel with respect to any matter arising in connection with the services to be performed by the Bank under this Agreement, and the Bank and its agents or subcontractors shall not be liable and shall be indemnified by the Fund on behalf of the applicable Portfolio for any action taken or omitted by it in reliance upon such instructions or upon the opinion of such counsel (provided such counsel is reasonably satisfactory to the Fund). The Bank, its agents and subcontractors shall be protected and indemnified in acting upon any paper or document, reasonably believed to be genuine and to have been signed by the proper person or persons, or upon any instruction, information, data, records or documents provided the Bank or its agents or subcontractors by machine readable input, telex, CRT data entry or other similar means authorized by the Fund, and shall not be held to have notice of any change of authority of any person, until receipt of written notice thereof from the Fund. The Bank, its agents and subcontractors shall also be protected and indemnified in recognizing stock certificates which are reasonably believed to bear the proper manual or facsimile signatures of the officers of the Fund, and the proper countersignature of any former transfer agent or former registrar, or of a co-transfer agent or co-registrar.

         6.3 In the event either party is unable to perform its obligations under the terms of this Agreement because of acts of God, strikes, equipment or transmission failure or damage reasonably beyond its control, or other causes reasonably beyond its control, such party shall not be liable for damages to the other for any damages resulting from such failure to perform or otherwise from such causes.

         6.4   In order that the indemnification provisions contained in this
               Section 6 shall apply, upon the assertion of a claim for which the Fund may be required to indemnify the Bank, the Bank shall promptly notify the Fund of such assertion, and shall keep the Fund advised with respect to all developments concerning such claim. The Fund shall have the option to participate with the Bank in the defense of such claim or to defend against said claim in its own name or in the name of the Bank. The Bank shall in no case confess any claim or make any compromise in any case in which the Fund may be required to indemnify the Bank except with the Fund's prior written consent.

         Registrant has obtained from a major insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release No. 11330 under the Investment Company Act of 1940 in connection with any indemnification.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

         (a) Investment Adviser: National City Investment Management Company ("IMC")

         IMC performs investment advisory services for Registrant and certain other investment advisory customers. IMC is an indirect wholly owned subsidiary of National City Corporation (the "Corporation"). In 1998, the Corporation consolidated its mutual fund investment management operations under IMC, a registered investment adviser. As of August 5, 1998, IMC assumed National City Bank's rights, responsibilities, liabilities and obligations under its Advisory Agreements with the Registrant relating to each of the Funds, its Sub-Advisory Agreement with National Asset Management Corporation relating to the Core Equity Fund and the Total Return Advantage Fund, and its Sub-Administration Agreement with SEI Fund Resources relating to each of the Funds, which Sub-Administration Agreement is no longer in effect. As of August 1, 1998, Wellington Management Company LLP (the "sub-adviser") ceased serving as the sub-adviser to the Small Cap Growth Fund under a sub-advisory agreement with National City Bank and the Small Cap Growth Team of IMC began making the investment decisions for the Fund.

         To the knowledge of Registrant, none of the directors or officers of IMC, except those set forth below, is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for, the Corporation, which owns all the outstanding stock of National City Bank of Michigan/Illinois (formerly, First of America Bank, N.A.), which in turn owns all the outstanding stock of IMC, or other subsidiaries of the Corporation. Set forth below are the names and principal businesses of the directors and certain of the senior executive officers of IMC who are engaged in any other business, profession, vocation or employment of a substantial nature.

                   NATIONAL CITY INVESTMENT MANAGEMENT COMPANY

                                           Position with
                                           National
                                           City Investment
                                           Management                       Other Business                 Type of
Name                                       Company                          Connections                    Business
----                                       ---------------                  --------------                 --------
Kathleen T. Barr                           Managing Director                National City Bank             Bank affiliate
                                           of Proprietary
                                           Mutual Funds

Michael Minnaugh                           Chairman of the                  National City Bank             Bank affiliate
                                           Board

Joseph C. Penko                            Vice President                   National City Bank             Bank affiliate
                                           and Treasurer
                                           and Director of
                                           Compliance and Finance

Donald L. Ross                             President, Chief                 National City Bank             Bank affiliate
                                           Investment Officer
                                           and Managing Director

Sandra I. Kiely                            Managing Director                National City Bank             Bank affiliate
                                           and Chief Administrative
                                           Officer

Timothy F. McDonough                       Managing Director                National City Bank             Bank affiliate
                                           of Client Services


         (b) Sub-Investment Adviser: National Asset Management Corporation ("NAM").

         NAM performs sub-investment advisory services for the Registrant's Total Return Advantage and Core Equity Funds. NAM is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act").

         To the knowledge of Registrant, none of the directors or officers of NAM, except those set forth below, is or has been at any time during the past two calendar years engaged in any other business, profession, vocation or employment of a substantial nature. Set forth below are the names and principal business of the directors and certain of the senior executive officers of NAM who are engaged in any other business, profession, vocation, or employment of a substantial nature.

                        NATIONAL ASSET MANAGEMENT CORPORATION

                           Position with                 Other
                           National Asset                Business              Type of
Name                       Management                    Connections           Business
----                       ----------                    -----------           --------
William F. Chandler        Founder and Principal

Carl W. Hafele             CEO and Principal             None

Michael C. Heyman          Principal                     None

David B. Hiller            Principal                     None

Stephen G. Mullins         Principal                     None

Larry J. Walker            Principal                     None

John W. Ferreby            Principal                     None

Catherine R. Stodghill     Principal                     None

Erik N. Evans              Principal                     None

Brent A. Bell              Principal                     None

Randall T. Zipfel          COO and Principal             None

Matt Bevin                 Principal                     None

Dave Chick                 Principal                     None

Mark Lattis                Principal                     None

ITEM 27.     PRINCIPAL UNDERWRITER.

                 (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, distributor or investment advisor.

         Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:


                             SEI Daily Income Trust
                             SEI Liquid Asset Trust
                              SEI Tax Exempt Trust
                                 SEI Index Funds
                         SEI Institutional Managed Trust
                      SEI Institutional International Trust
                         The Advisors' Inner Circle Fund
                                The Pillar Funds
                                     CUFUND
                                STI Classic Funds
                           First American Funds, Inc.
                      First American Investment Funds, Inc.
                                 The Arbor Fund
                              The PBHG Funds, Inc.
                           The Achievement Funds Trust
                               Bishop Street Funds
                           STI Classic Variable Trust
                                    ARK Funds
                                Huntington Funds
                           SEI Asset Allocation Trust
                                    TIP Funds
                       SEI Institutional Investments Trust
                       First American Strategy Funds, Inc
                                 HighMark Funds
                                  Armada Funds
                        PBHG Insurance Series Fund, Inc.
                              The Expedition Funds
                               Alpha Select Funds
                              Oak Associates Funds
                              The Nevis Fund, Inc.
                                CNI Charter Funds
                            The Armada Advantage Fund
                               Amerindo Funds Inc.
                               Huntington VA Funds
                               Friends Ivory Funds
                          SEI Insurance Products Trust
                                 Pitcairn Funds
                                First Omaha Funds
                           Johnson Family Funds, Inc.
                             Millennium Funds, Inc.
                                  ishares Inc.
                                  ishares Trust

         The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

                 (b) Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the principal business address of each director or officer is Oaks, PA 19456.


                                             Position and Office                          Positions and Offices
Name                                          With Underwriter                               With Registrant
----                                          ----------------                               ---------------
Alfred P. West, Jr.              Director, Chairman of the Board of Directors                      --
Richard B. Lieb                  Director, Executive Vice President                                --
Carmen V. Romeo                  Director                                                          --
Mark J. Held                     President & Chief Operating Officer                               --
Dennis J. McGonigle              Executive  Vice President                                         --
Robert M. Silvestri              Chief Financial Officer & Treasurer                               --
Leo J. Dolan, Jr.                Senior Vice President                                             --
Carl A. Guarino                  Senior Vice President                                             --
Jack May                         Senior Vice President                                             --
Hartland J. McKeown              Senior Vice President                                             --
Kevin P. Robins                  Senior Vice President                                             --
Patrick K. Walsh                 Senior Vice President                                             --
Wayne M. Withrow                 Senior Vice President                                             --
Robert Aller                     Vice President                                                    --
Todd Cipperman                   Senior Vice President & General Counsel                           --
Robert Crudup                    Vice President & Managing Director                                --
Richard A. Deak                  Vice-President & Assistant Secretary                              --
Barbara Doyne                    Vice President                                                    --
Jeff Drennen                     Vice President                                                    --
Scott W. Dellorfano              Vice-President & Managing Secretary                               --
Vic Galef                        Vice President & Managing Director                                --
Lydia A. Gavalis                 Vice President & Assistant Secretary                              --
Greg Gettinger                   Vice President & Assistant                                        --



                                      C-19

                                             Position and Office                          Positions and Offices
Name                                          With Underwriter                               With Registrant
----                                          ----------------                               ---------------
                                 Secretary
Kathy Heilig                     Vice President                                                    --
Jeff Jacobs                      Vice President                                                    --
Samuel King                      Vice President                                                    --
Kim Kirk                         Vice President & Managing Director                                --
John Krzeminski                  Vice President & Managing Director                                --
Christine M. McCullough          Vice President & Assistant Secretary                              --
Carolyn McLaurin                 Vice President & Managing Director                                --
John D. Anderson                 Vice President & Managing Director                                --
Mark Nagle                       Vice President                                                    --
Joanne Nelson                    Vice President                                                    --
Cynthia M. Parrish               Vice President & Secretary
Rob Redican                      Vice President                                                    --
Maria Rinehart                   Vice President                                                    --
Daniel Spaventa                  Vice President                                                    --
Steven A. Gardner                Vice President & Managing Secretary                               --
Lori L. White                    Vice President & Assistant Secretary                              --
Timothy D. Barto                 Vice President & Assistant Secretary                      Assistant Treasurer
William E. Zitelli, Jr.          Vice President & Assistant Secretary                              --
Scott C. Fanatico                Vice President & Managing Director                                --
John Kirk                        Vice President & Managing Director                                --
Alan H. Lauder                   Vice President & Managing Director                                --
Paul Lonergan                    Vice President & Managing Director                                --
Steve Smith                      Vice President                                                    --
Kathryn L. Stanton               Vice President                                                    --


ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS.

           (a) National City Investment Management Company ("IMC"), 1900 East Ninth Street, Cleveland, Ohio, 44114-3484; and National City Bank, Trust Operations, 4100 West 150th Street, Cleveland, Ohio 44135; (records relating to their functions as investment adviser and custodian); National City Bank, Columbus Plaza, 155 E. Broad Street, Columbus, Ohio 43251 (records relating to IMC's former function as investment adviser to the predecessor Parkstone Group of Funds); and National Asset Management Corporation,
                 101 South Fifth Street, Louisville, KY 40202 (records relating to its function as sub-adviser to the Core Equity and Total Return Advantage Funds).

           (b) SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456 (records relating to its function as distributor, accounting agent and administrator).

           (c) Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996 (Registrant's Declaration of Trust, Code of Regulations and Minute Books).

           (d) State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 (records relating to its function as transfer agent).

ITEM 29.   MANAGEMENT SERVICES.

           Inapplicable.

ITEM 30.   UNDERTAKINGS.

           None.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant has duly caused this Post-Effective Amendment No. 54 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Philadelphia, Commonwealth of Pennsylvania, on the 15th day of December, 2000.


                                             ARMADA FUNDS
                                             Registrant


                                             *Robert D. Neary
                                             ---------------------------------
                                             Trustee and Chairman of the Board
                                             Robert D. Neary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 54 to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                         Title                               Date
---------                         -----                               ----

/s/ John H. Leven                 Treasurer                   December 15, 2000
--------------------
John H. Leven


*John F. Durkott                  Trustee                     December 15, 2000
--------------------
 John F. Durkott


*Robert J. Farling                Trustee                     December 15, 2000
--------------------
 Robert J. Farling


*Richard W. Furst                 Trustee                     December 15, 2000
--------------------
 Richard W. Furst


*Gerald Gherlein                  Trustee                     December 15, 2000
--------------------
Gerald Gherlein


*Herbert Martens                  President and Trustee       December 15, 2000
--------------------
Herbert Martens


* Robert D. Neary                 Trustee and Chairman        December 15, 2000
--------------------              of the Board
 Robert D. Neary


* J. William Pullen               Trustee                     December 15, 2000
--------------------
 J. William Pullen


*By:  /s/ W. Bruce Mcconnel
      ---------------------
          W. Bruce McConnel
          Attorney-in-Fact

                                  ARMADA FUNDS

                            CERTIFICATE OF SECRETARY

     The following resolution was duly adopted by the Board of Trustees of Armada Funds on May 11, 2000 and remains in effect on the date hereof:

     FURTHER RESOLVED, that the officers of Armada and the Group required to execute amendments to Armada's and the Group's Registration Statements be, and hereby are, authorized to execute a Power of Attorney appointing Herbert R. Martens, Jr. and W. Bruce McConnel, III, and either of them, their true and lawful attorney or attorneys, to execute in their name, place and stead, any and all amendments to the Registration Statements, and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and either of said attorneys shall have full power of substitution and resubstitution; and to do in the name and on behalf of said officers, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as each or any of said officers might or could do in person.



                                  ARMADA FUNDS

                                  By: /S/ W. BRUCE MCCONNEL
                                      ---------------------
                                      W. Bruce McConnel
                                      Secretary


Dated:  December 15, 2000

                                  ARMADA FUNDS

                                POWER OF ATTORNEY

         Know All Men by These Presents, that the undersigned, Robert D. Neary, hereby constitutes and appoints Herbert R. Martens, Jr. and W. Bruce McConnel, III, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  September 17, 1997



/S/ ROBERT D. NEARY
-------------------
Robert D. Neary

                                  ARMADA FUNDS

                                POWER OF ATTORNEY

         Know All Men by These Presents, that the undersigned, John F. Durkott, hereby constitutes and appoints Herbert R. Martens, Jr. and W. Bruce McConnel, III, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  September 17, 1997



/S/ JOHN F. DURKOTT
-------------------
John F. Durkott

                                  ARMADA FUNDS

                                POWER OF ATTORNEY

         Know All Men by These Presents, that the undersigned, Richard W. Furst, hereby constitutes and appoints Herbert R. Martens, Jr. and W. Bruce McConnel, III, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  September 17, 1997



/S/RICHARD W. FURST
-------------------
Richard W. Furst

                                  ARMADA FUNDS

                                POWER OF ATTORNEY

         Know All Men by These Presents, that the undersigned, Robert J. Farling, hereby constitutes and appoints Herbert R. Martens, Jr. and W. Bruce McConnel, III, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  November 19, 1997



/S/ ROBERT J. FARLING
---------------------
Robert J. Farling

                                  ARMADA FUNDS

                                POWER OF ATTORNEY

         Know All Men by These Presents, that the undersigned, J. William Pullen, hereby constitutes and appoints Herbert R. Martens, Jr. and W. Bruce McConnel, III, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  September 17, 1997



/S/ J. WILLIAM PULLEN
----------------------
J. William Pullen

                                  ARMADA FUNDS

                                POWER OF ATTORNEY

         Know All Men by These Presents, that the undersigned, Herbert R. Martens, Jr., hereby constitutes and appoints W. Bruce McConnel, III, his true and lawful attorney, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorney shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorney being hereby ratified and approved.




DATED:  September 17, 1997



/S/ HERBERT R. MARTENS, JR.
---------------------------
Herbert R. Martens, Jr.

                                  ARMADA FUNDS

                                POWER OF ATTORNEY

         Know All Men by These Presents, that the undersigned, Gerald L. Gherlein, hereby constitutes and appoints Herbert R. Martens, Jr. and W. Bruce McConnel, III, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  September 17, 1997



/S/ GERALD L. GHERLEIN
----------------------
Gerald L. Gherlein

                                 EXHIBIT INDEX



(a)(17) Certificate of Classification of Shares with respect to the Aggressive Allocation Fund and the Conservative Allocation Fund.

(d)(10) Form of Advisory Agreement for the Aggressive Allocation and Conservative Allocation Funds between Registrant and National City Investment Management Company.

(h)(1) Co-Administration Agreement among Registrant, SEI Investments Mutual Funds Services and National City Bank dated August 15, 2000, effective as of August 1, 2000.

(h)(6) Revised Shareholder Services Plan adopted by the Board of Trustees on February 15, 1997, as revised on November 21, 2000.

(j)(1)        Consent of Drinker Biddle & Reath LLP.

(j)(2)        Consent of Ernst & Young LLP.

(j)(3)        Consent of PricewaterhouseCoopers LLP.

(l)(28) Form of Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Aggressive Allocation Fund and Conservative Allocation Fund.


(o) Revised Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System, as revised on November 21, 2000.